As filed with the Securities and Exchange Commission on February 16, 2010
Securities Act Registration No. 333-164279

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.
☑ Post-Effective Amendment No. 1
(Check appropriate box or boxes)
AIM INVESTMENT SECURITIES FUNDS
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 100
Houston, TX 77046
(Address of Principal Executive Offices)
(713) 626-1919
(Registrant’s Telephone Number, including Area Code)
John M. Zerr, Esquire
11 Greenway Plaza, Suite 100, Houston, TX 77046
(Name and Address of Agent for Service of Process)
With Copies to:

MELANIE RINGOLD, ESQUIRE	E. CAROLAN BERKLEY, ESQUIRE
Invesco Advisers, Inc.	Stradley Ronon Stevens and Young, LLP
11 Greenway Plaza, Suite 100	2600 One Commerce Square
Houston, TX 77046	Philadelphia, PA 19103
Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
The title of the securities being registered are Class A, Class B, Class C, and Class Y shares of Invesco High Yield Securities Fund; and
Class A, Class B, Class C, and Class Y shares of Invesco Van Kampen Core Plus Fixed Income Fund, Invesco Van Kampen Corporate Bond Fund, Invesco Van Kampen Government Securities Fund, Invesco Van Kampen High Yield Fund and Invesco Van Kampen Limited Duration Fund.
No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.
It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

VAN KAMPEN FUNDS

522 Fifth Avenue
New York, New York 10036
(800) 231-2808

February 16, 2010

Dear Shareholder:

A joint special meeting (the “Meeting”) of the shareholders of the Van Kampen Funds identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”) will be held at 9:00 a.m., Eastern Time, at the offices of Van Kampen Asset Management, 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, on May 11, 2010. The purpose of the Meeting is to vote on an important proposal that affects the Van Kampen Funds identified in the Notice (each, a “VK Fund” and collectively, the “VK Funds”) and your investment in one or more of them.

On October 19, 2009, Morgan Stanley entered into a definitive agreement to sell substantially all of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Directors/Trustees of each VK Fund has approved that each VK Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of each VK Fund to a newly formed fund (each, an “Acquiring Fund”) with substantially the same investment objectives, principal investment strategies and risks as the corresponding VK Fund. Currently, Invesco’s mutual fund platform includes the AIM Family of Funds, which are managed by a subsidiary of Invesco.

Combining the VK Funds and the AIM Family of Funds onto a single operating platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. Many of the Acquiring Funds will employ the same portfolio managers as the corresponding VK Funds.

The Board of Directors/Trustees of each of the VK Funds has unanimously approved and recommends that you vote “FOR” the proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each VK Fund to its corresponding Acquiring Fund. You should review these materials carefully.

Your vote is important no matter how many shares you own. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the Meeting, you may vote in person. If you have questions, please call us at (800) 231-2808. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote.

Sincerely,

Edward C. Wood, III
President

VAN KAMPEN FUNDS

522 Fifth Avenue
New York, New York 10036
(800) 231-2808

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on May 11, 2010

A joint special meeting (the “Meeting”) of the shareholders of the Van Kampen Funds identified below (each a “VK Fund” and collectively, the “VK Funds”) will be held on May 11, 2010 at 9:00 a.m., Eastern Time, at the offices of Van Kampen Asset Management, 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, for the following purpose:

To approve an Agreement and Plan of Reorganization under which the assets and liabilities of each VK Fund identified below will be transferred to a corresponding Invesco fund (each, an “Acquiring Fund”).

Van Kampen Funds	Acquiring Funds

Van Kampen American Franchise Fund	Invesco Van Kampen American Franchise Fund
Van Kampen American Value Fund	Invesco Van Kampen American Value Fund
Van Kampen Asset Allocation Conservative Fund	Invesco Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Growth Fund	Invesco Van Kampen Asset Allocation Growth Fund
Van Kampen Asset Allocation Moderate Fund	Invesco Van Kampen Asset Allocation Moderate Fund
Van Kampen California Insured Tax Free Fund	Invesco Van Kampen California Insured Tax Free Fund
Van Kampen Capital Growth Fund	Invesco Van Kampen Capital Growth Fund
Van Kampen Comstock Fund	Invesco Van Kampen Comstock Fund
Van Kampen Core Equity Fund	Invesco Van Kampen Core Equity Fund
Van Kampen Core Plus Fixed Income Fund	Invesco Van Kampen Core Plus Fixed Income Fund
Van Kampen Corporate Bond Fund	Invesco Van Kampen Corporate Bond Fund
Van Kampen Emerging Markets Fund	Invesco Van Kampen Emerging Markets Fund
Van Kampen Enterprise Fund	Invesco Van Kampen Enterprise Fund
Van Kampen Equity and Income Fund	Invesco Van Kampen Equity and Income Fund
Van Kampen Equity Premium Income Fund	Invesco Van Kampen Equity Premium Income Fund
Van Kampen Global Bond Fund	Invesco Van Kampen Global Bond Fund
Van Kampen Global Equity Allocation Fund	Invesco Van Kampen Global Equity Allocation Fund
Van Kampen Global Franchise Fund	Invesco Van Kampen Global Franchise Fund
Van Kampen Global Tactical Asset Allocation Fund	Invesco Van Kampen Global Tactical Asset Allocation Fund
Van Kampen Government Securities Fund	Invesco Van Kampen Government Securities Fund
Van Kampen Growth and Income Fund	Invesco Van Kampen Growth and Income Fund
Van Kampen Harbor Fund	Invesco Van Kampen Harbor Fund
Van Kampen High Yield Fund	Invesco Van Kampen High Yield Fund
Van Kampen High Yield Municipal Fund	Invesco Van Kampen High Yield Municipal Fund
Van Kampen Insured Tax Free Income Fund	Invesco Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund	Invesco Van Kampen Intermediate Term Municipal Income Fund
Van Kampen International Advantage Fund	Invesco Van Kampen International Advantage Fund
Van Kampen International Growth Fund	Invesco Van Kampen International Growth Fund
Van Kampen Leaders Fund	Invesco Van Kampen Leaders Fund
Van Kampen Limited Duration Fund	Invesco Van Kampen Limited Duration Fund
Van Kampen Mid Cap Growth Fund	Invesco Van Kampen Mid Cap Growth Fund
Van Kampen Municipal Income Fund	Invesco Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund	Invesco Van Kampen New York Tax Free Income Fund
Van Kampen Pennsylvania Tax Free Income Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Van Kampen Real Estate Securities Fund	Invesco Van Kampen Real Estate Securities Fund
Van Kampen Small Cap Growth Fund	Invesco Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund	Invesco Van Kampen Small Cap Value Fund
Van Kampen Technology Fund	Invesco Van Kampen Technology Fund
Van Kampen U.S. Mortgage Fund	Invesco Van Kampen U.S. Mortgage Fund
Van Kampen Utility Fund	Invesco Van Kampen Utility Fund
Van Kampen Value Opportunities Fund	Invesco Van Kampen Value Opportunities Fund

Shareholders of record as of the close of business on February 11, 2010 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each VK Fund will vote separately on the proposal, and the proposal will be effected as to a particular VK Fund only if that Fund’s shareholders approve the proposal.

The Board of Directors/Trustees of each of the VK Funds (the “VK Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.

The VK Board recommends that you cast your vote FOR the Reorganization as described in the Joint Proxy Statement/Prospectus.

Some shareholders hold shares in more than one VK Fund and may receive proxy cards or proxy materials for each VK Fund owned. Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.

Stefanie V. Chang Yu
Vice President and Secretary

February 16, 2010

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q.	What am I being asked to vote upon?

A.	You are being asked to approve the transitioning of the VK Funds of which you own shares to a new fund family. Specifically, as a shareholder of one or more Van Kampen Funds identified on the Notice of Joint Special Meeting of Shareholders (each a “VK Fund” and, collectively, the “VK Funds”), you are being asked to consider and approve an Agreement and Plan of Reorganization (“Agreement”) under which the assets and liabilities of your VK Fund will be transferred to a new fund on the Invesco mutual fund platform with substantially the same investment objectives, principal investment strategies and risks as the corresponding VK Fund (each, an “Acquiring Fund”). (A table showing each VK Fund and its corresponding Acquiring Fund is included in Exhibit A to the Joint Proxy Statement/Prospectus.) If shareholders of a VK Fund approve the Agreement, VK Fund shareholders will receive shares of the Acquiring Fund in exchange for their shares of the VK Fund, and, without further notice, the outstanding shares of the VK Funds held by such shareholders will be redeemed and cancelled as permitted by the organizational documents of the VK Funds and applicable law. Each VK Fund will thereafter wind up its affairs and be liquidated and dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to each such reorganization as a “Reorganization” and, collectively, as the “Reorganizations.”

Q.	Why are the Reorganizations being proposed?

A.	On October 19, 2009, Morgan Stanley entered into a definitive agreement to sell substantially all of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Directors/Trustees of each VK Fund has approved that each VK Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of each VK Fund to a newly formed Acquiring Fund with substantially the same investment objectives, principal investment strategies and risks as the corresponding VK Fund. Currently, Invesco’s operating platform includes the AIM Family of Funds (the “AIM Funds”), which are managed by a subsidiary of Invesco.

Combining the VK Funds and the AIM Funds onto a single operating platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. Some of the Acquiring Funds will be managed by the same portfolio mangers as the corresponding VK Funds.

The Boards of Directors/Trustees of the VK Funds have determined that the transition of the VK Funds to the Invesco mutual fund platform is an effective means to combine the VK Funds and AIM Funds, which will result in benefits to shareholders.

Q.	What effect will a Reorganization have on me as a shareholder of a VK Fund?

A.	Immediately after a Reorganization, you will own shares of an Acquiring Fund that are equal in value to the value of the shares of the VK Fund that you held immediately prior to the closing of the Reorganization. As an Acquiring Fund shareholder, you will have access to an array of Invesco’s investment options, which upon completion of the Reorganizations, will include more than 195 mutual funds managed by Invesco and its affiliates. You will also have full access to Invesco’s shareholder and transfer agency servicing platforms, which provide customer assistance through the Internet, by telephone and by mail. The Acquiring Funds, however, use different service providers than the VK Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the VK Funds (and not through a financial intermediary) currently utilize and the persons or entities that such shareholders currently contact to buy, redeem and exchange shares and otherwise manage your account may change. In addition, certain investor services and investment privileges will be different. These differences are described in the Joint Proxy Statement/Prospectus.

Q.	Are there any significant differences between the investment objectives and principal investment strategies of each VK Fund and its corresponding Acquiring Fund?

A.	No. Each Acquiring Fund has substantially the same investment objectives, principal investment strategies and risks as its corresponding VK Fund. However, the investment objectives and strategies of each Acquiring Fund can be changed by the Board of Trustees of the Acquiring Fund, whereas the investment objectives and strategies of certain VK Funds can be changed only with shareholder approval. A description of this change can be found under the “Comparison of Investment Objectives and Principal Investment Strategies” section of the Joint Proxy Statement/Prospectus.

Q/A-1

Q.	Will the portfolio managers of the VK Funds continue to manage the corresponding Acquiring Funds?

A.	The portfolio managers of some of the Acquiring Funds will be the same as their corresponding VK Funds. Information about the portfolio managers for each Acquiring Fund that will not have the same portfolio managers as its corresponding VK Fund is included in the “Comparison of Portfolio Managers” section of the Joint Proxy Statement/Prospectus.

Q.	Are there any significant differences in the advisory fee or total annual fund operating expenses of each VK Fund and its corresponding Acquiring Fund?

A.	No. The advisory fee of each VK Fund and its corresponding Acquiring Fund are the same. In addition, Invesco Advisers, Inc., the investment adviser to the Acquiring Funds, has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund through at least June 30, 2012 so that each Acquiring Fund’s total annual fund operating expenses will be no greater than the total annual fund operating expenses of the corresponding VK Fund. Absent Invesco’s fee waiver arrangement, the total annual fund operating expenses of each VK Fund may be lower than, the same as, or higher than the total annual fund operating expenses of the corresponding Acquiring Fund. The expense limitation arrangement and a comparison of the gross and net total annual fund operating expenses of the Funds are described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus.

Q.	Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A.	No. The total value of the shares of the VK Fund that you own will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q.	What are the expected federal income tax consequences of the Reorganizations?

A.	Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the VK Funds will receive a legal opinion to that effect. Thus, while there can be no guarantee that the U.S. Internal Revenue Service will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only. The “Federal Income Tax Consequences” section of the Joint Proxy Statement/Prospectus contains a discussion of the federal income tax consequences related to purchases or sales of portfolio securities that may occur in connection with a Reorganization where the Acquiring Fund has a different portfolio management team than the corresponding VK Fund.

Q.	Have my VK Fund’s Directors/Trustees considered the Reorganizations, and how do they recommend that I vote?

A.	The Directors/Trustees of the VK Funds, including the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of the VK Funds, have carefully considered the Reorganizations and unanimously recommend that you vote “FOR” the Reorganizations. A summary of the considerations of the Directors/Trustees in making this recommendation is provided in the “Board Considerations” section of the Joint Proxy Statement/Prospectus.

Q.	What is the anticipated timing of the Reorganizations?

A.	A joint special meeting of shareholders of the VK Funds will be held on May 11, 2010 (the “Meeting”). If shareholders of a VK Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2010, simultaneous with the closing of the Transaction.

Q.	What will happen if shareholders of a VK Fund do not approve the Reorganization?

A.	If the shareholders of a VK Fund do not approve the Reorganization, the Board of Directors/Trustees of that VK Fund will consider other possible courses of action for such fund. While the consummation of any particular Reorganization is not conditioned upon the specific consummation of any other Reorganization, the Reorganizations may not close unless certain conditions are met, including that shareholders representing a minimum amount of assets of Morgan Stanley’s retail asset management business (including the VK Funds) agree to transfer to Invesco by a certain date. If such conditions are not met, none of the Reorganizations will be consummated, even if shareholders of a VK Fund approved the Reorganization, and the VK Funds will not be combined with the AIM Funds. If this occurs, the Board of Directors/Trustees of each VK Fund will consider what action, if any, for each VK Fund to take. The “Terms of the Reorganization” section of the Joint Proxy Statement/Prospectus generally describes the conditions to closing of the Reorganizations.

Q.	What if I do not wish to participate in the Reorganization?

A.	If you do not wish to have the shares of your VK Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge or redemption fee and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q/A-2

Q.	Why are you sending me the Joint Proxy Statement/Prospectus?

A.	You are receiving a Joint Proxy Statement/Prospectus because you own shares in one or more VK Funds and have the right to vote on the very important proposal described therein concerning your VK Fund. The Joint Proxy Statement/Prospectus contains information that shareholders of the VK Funds should know before voting on the proposed Reorganizations. The document is both a proxy statement of the VK Funds and a prospectus for the corresponding Acquiring Funds.

Q.	Will any VK Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A.	No. None of the VK Funds or Acquiring Funds will bear these costs. Invesco and Morgan Stanley or their affiliates will bear all expenses arising in connection with the Reorganizations.

Q.	What is the required vote to approve the Proposal?

A.	For each VK Fund except those noted below, the proposal requires the approval of a majority of the outstanding shares of the applicable VK Fund. For the Van Kampen American Value Fund, Van Kampen Emerging Markets Fund, Van Kampen Global Equity Allocation Fund and Van Kampen Global Franchise Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund.

Q.	How do I vote my shares?

A.	For your convenience, there are several ways you can vote:

• Voting in Person:  If you attend the Meeting, were the record owner of your shares on the Record Date (as defined in the Joint Proxy Statement/Prospectus), and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.

• Voting by Proxy:  Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters. Your proxy will have the authority to vote and act on your behalf at any adjournment of the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the VK Funds in writing to the address of the VK Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

• Voting by Telephone or the Internet:  You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.

Q.	Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A.	If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call Van Kampen Client Relations at (800) 231-2808.

Q/A-3

VAN KAMPEN FUNDS	AIM FUNDS
522 Fifth Avenue New York, New York 10036 (800) 231-2808	11 Greenway Plaza, Suite 100 Houston, Texas 77046 (800) 959-4246

JOINT PROXY STATEMENT AND PROSPECTUS
February 16, 2010
Introduction

This document contains information that shareholders of the Van Kampen Funds identified on Exhibit A of this Joint Proxy Statement/Prospectus (each a “VK Fund” and collectively, the “VK Funds”) should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. It is both the proxy statement of the VK Funds and a prospectus for the series of Acquiring Funds identified on Exhibit A of this Joint Proxy Statement/Prospectus (each an “Acquiring Fund” and, collectively, the “Acquiring Funds”). Each VK Fund and Acquiring Fund is a registered open-end management investment company or a series thereof. We sometimes refer to the VK Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”

The meeting of the shareholders of the VK Funds (the “Meeting”) will be held at the offices of Van Kampen Asset Management, 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, on May 11, 2010 at 9:00 a.m., Eastern Time. At the Meeting, shareholders of each VK Fund are being asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of the VK Fund will be transferred to the corresponding Acquiring Fund.

The reorganization of each VK Fund with and into its corresponding Acquiring Fund (each a “Reorganization” and collectively, the “Reorganizations”) as described in the Agreement will involve three steps:

•	the transfer of the assets and liabilities of the VK Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

•	the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the VK Fund as of immediately prior to the opening of regular trading on the New York Stock Exchange on the closing date of the Reorganization and, without further notice, the redemption and cancellation of the outstanding shares of the VK Fund held by such shareholders, as permitted by the organizational documents of the VK Fund and applicable law; and

•	the winding up of the affairs of the VK Fund and its liquidation and dissolution under applicable law and de-registration of the VK Fund under the Investment Company Act of 1940, as amended (the “1940 Act”).

The total value of the Acquiring Fund shares that you receive in a Reorganization will be the same as the total value of the shares of the VK Fund that you held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations and any minimum investment amounts will be waived.

The Boards of Directors/Trustees of the VK Funds (the “VK Board”) have fixed the close of business on February 11, 2010 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of the VK Fund on the Record Date will be entitled to one vote for each share of the VK Fund held (and a proportionate fractional vote for each fractional share). We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about February 19, 2010 to all shareholders entitled to vote at the Meeting.

The VK Board has approved the Agreement and the Reorganization and has determined that it is in the best interest of each VK Fund and its shareholders.

If shareholders of a VK Fund do not approve the Reorganization, the VK Board will consider what further action is appropriate.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each VK Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the VK Funds and the Acquiring Funds;

•	Annual and Semi-Annual Reports to shareholders of the VK Funds; and

•	Statements of Additional Information (“SAIs”) for the VK Funds and the Acquiring Funds.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the VK Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus of each Acquiring Fund that corresponds to the VK Fund that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and deemed to be part of this document. The VK Fund prospectuses, the most recent Annual Report to Shareholders, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the VK Funds have been previously mailed to shareholders and are available on Van Kampen’s web site at www.vankampen.com.

Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For VK Fund Documents:	For Acquiring Fund Documents:
VAN KAMPEN FUNDS 522 Fifth Avenue New York, New York 10036 (800) 231-2808	AIM FUNDS 11 Greenway Plaza, Suite 100 Houston, Texas 77046 (800) 959-4246

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

i

PROPOSAL:

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

Summary

On October 19, 2009, Morgan Stanley entered into a definitive agreement (the “Transaction Agreement”) to sell substantially all of its retail asset management business, including the investment adviser, distributor and certain other affiliated service providers of the VK Funds, to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). Under the terms of the Transaction Agreement, Invesco will receive a diversified business with approximately $119 billion in assets under management across equity, fixed income, alternatives and unit investment trusts, and Morgan Stanley will receive cash and a minority equity interest in Invesco valued at $1.5 billion in the aggregate. In connection with the Transaction, the VK Board was asked to approve the transition of each VK Fund to the Invesco mutual fund platform by transferring the assets and liabilities of each VK Fund to a newly formed Acquiring Fund with substantially the same investment objectives, principal investment strategies and risks as the corresponding VK Fund.

In December 2009, the VK Board of each VK Fund unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable VK Fund and other closing conditions. In the Reorganizations, each VK Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the VK Fund, which will distribute such shares to shareholders of the VK Fund. Any shares you own of a VK Fund at the time of the Reorganization will be terminated and you will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of your shares of the VK Fund (even though the net asset value per share may differ). It is expected that no gain or loss will be recognized by any shareholder of a VK Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the second quarter of 2010.

Reasons for the Reorganization

The VK Board considered the Transaction and each proposed Reorganization and concluded that participation in the proposed Reorganization is in the best interests of each VK Fund and its shareholders. In reaching that conclusion, the VK Board considered, among other things:

(1) the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;

(2) there is not expected to be any diminution in the nature, quality and extent of services provided to the VK Funds and shareholders as a result of the Transaction;

(3) the substantially same investment objectives, principal investment strategies and risks of the VK Funds and the corresponding Acquiring Funds;

(4) the same portfolio managers currently managing some VK Funds will continue managing the corresponding Acquiring Fund after the Transaction;

(5) the transition from current service providers to post-Transaction service providers will not have any foreseeable adverse effect on shareholders;

(6) Invesco will provide a two-year contractual guaranty that will limit the total annual fund operating expenses of each Acquiring Fund to the VK Fund’s total annual fund operating expenses prior to the Transaction;

(7) Morgan Stanley and Invesco will pay all expenses of the VK Funds in connection with the Reorganization;

(8) four members of the current VK Board will join the Board of Trustees of the Acquiring Funds and participate in the oversight of such Acquiring Funds;

(9) Invesco’s current operations and business strategy are consistent with, and complementary to, the successful operation of its subsidiary, Invesco Advisers, Inc., the investment adviser to the Acquiring Funds (“Invesco Advisers”);

(10) Shareholders are expected to face no adverse federal income tax consequences as a result of the Transaction or the Reorganizations; and

(11) Invesco and Morgan Stanley have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act.

For a more complete discussion of the factors considered by the VK Board in approving the Reorganization, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies

Each of the Acquiring Funds was recently created specifically to acquire assets and assume liabilities of the corresponding VK Fund in a Reorganization. Each Acquiring Fund’s investment objective, principal investment strategies and risks are substantially the same as those of the corresponding VK Fund. The investment objective, principal investment strategies and risks of the VK Fund of which you are a record

1

owner can be found in the VK Fund prospectus that you received upon purchasing shares in that VK Fund and any updated prospectuses that you may have subsequently received. The investment objective, principal investment strategies and risks of the corresponding Acquiring Fund can be found in the Acquiring Fund prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.

Certain VK Funds have investment objectives that are classified as fundamental, which means that they cannot be changed without shareholder approval. However, consistent with all AIM Funds, the Acquiring Funds’ investment objectives are classified as non-fundamental, except where specifically required to be fundamental under the 1940 Act. A non-fundamental investment objective can be changed by the Board of Trustees of an Acquiring Fund without shareholder approval, although there is no present intention to do so. Thus, the Reorganizations will result in a change in the right of shareholders of certain VK Funds to vote to approve changes to the investment objectives of their VK Fund. If the Board of Trustees of an Acquiring Fund changed the Fund’s investment objective, such Fund’s prospectus would be updated to reflect such change contemporaneously with the effectiveness of such change. In all likelihood, any such changes would be preceded by notice to shareholders. The VK Funds that have investment objectives that currently are classified as fundamental and are switching to non-fundamental in the corresponding Acquiring Fund are identified on Exhibit A of this Joint Proxy Statement/Prospectus.

The Van Kampen Corporate Bond Fund, Van Kampen Equity and Income Fund, Van Kampen Harbor Fund, Van Kampen U.S. Mortgage Fund and Van Kampen Utility Fund each have principal investment strategies all or a part of which are classified as fundamental. As with the change to certain VK Funds’ investment objectives, the principal investment strategies of the corresponding Acquiring Funds are classified as non-fundamental and can be changed by the Board of Trustees of an Acquiring Fund without shareholder approval, although there is no present intention to do so. Set forth below are the principal investment strategies of the Van Kampen Corporate Bond Fund, Van Kampen Equity and Income Fund, Van Kampen Harbor Fund, Van Kampen Utility Fund and Van Kampen U.S. Mortgage Fund that currently are classified as fundamental and are switching to non-fundamental in the corresponding Acquiring Fund:

Van Kampen Corporate Bond Fund

At least 60% of the Fund’s total assets must be, and up to 100% may be, invested in (a) securities rated at the time of purchase Baa or higher by Moody’s or BBB or higher by S&P; (b) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; (c) commercial paper rated Prime by Moody’s or A by S&P; and (d) cash and cash equivalents. Up to 40% of the Fund’s total assets may be invested in securities rated Ba by Moody’s or BB by S&P. No more than 20% of the Fund’s total assets may be invested in securities rated B or below by Moody’s or S&P or unrated securities of comparable quality (excluding unrated U.S. government agency obligations). The ratings specified above apply to preferred stocks as well as to corporate bonds. The above percentages apply to the Fund’s investment portfolio excluding options, futures contracts, and options on futures contracts.

Van Kampen Equity and Income Fund

(1) The Fund invests primarily in securities which provide the highest possible income as is consistent with safety of principal. To the extent possible, considering its primary investment objective, the Fund seeks long-term growth of capital as an important secondary objective.

(2) The Fund under normal conditions invests at least 65% of its total assets in income-producing equity investments, which may include without limitation dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash).

(3) The Fund may invest in income-producing equity instruments (subject to number two above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. Although the Fund has not adopted any fundamental investment policies specifying the rating categories for investment in debt securities, it is the current operating policy of the Fund to invest in debt securities rated Baa or higher by Moody’s or rated BBB or higher by S&P or in unrated securities considered by the Fund’s investment adviser to be of comparable quality. It is also the operating policy of the Fund to invest not more than 10% of its total assets in debt securities rated Baa by Moody’s or BBB by S&P or in unrated securities considered by the Fund’s investment adviser to be of comparable quality. These operating policies do not apply to convertible securities which are selected primarily on the basis of their equity characteristics. Ratings at the time of purchase determine which securities may be acquired, and a subsequent reduction in ratings does not require the Fund to dispose of a security. Securities rated Baa by Moody’s or BBB by S&P are considered by the rating agencies to be medium grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher rated securities. Debt securities with longer maturities generally tend to produce higher yields and are subject to greater market price fluctuations as a result of changes in interest rates than debt securities with shorter maturities.

Van Kampen Harbor Fund

As a fundamental investment policy, the Fund invests, under normal market conditions, at least 50% of the Fund’s total assets (excluding cash, cash equivalents and government securities) in convertible debt securities. The Fund has a fundamental policy of investing not more than 45% of its total assets in common stocks.

2

Van Kampen U.S. Mortgage Fund

The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities at the time of investment.

Van Kampen Utility Fund

The Fund’s investment objective is to provide its shareholders with capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in a portfolio of common stocks and income securities issued by companies engaged in the utilities industry. Income securities include preferred stock and debt securities of various maturities. Companies engaged in the utilities industry include those involved in the production, transmission, or distribution of electric energy, gas, telecommunications services, or the provision of other utility or utility-related goods or services. Under normal market conditions, the Fund invests at least 80% of the Fund’s total assets in the securities of such companies.

Under normal market conditions, the Fund may invest up to 20% of its total assets in cash and securities (including common stocks, income securities and money market instruments) of companies outside the utilities industry.

The Fund may invest in income securities which are rated, at the time of investment, BBB or higher by Standard & Poor’s (“S&P”) or rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or comparably rated by any other nationally recognized statistical rating organization (“NRSRO”). The Fund may also invest up to 20% of its total assets in income securities rated BB or B by S&P or Ba or B by Moody’s or comparably rated by any other NRSRO or unrated securities determined by the Fund’s investment adviser to be of comparable or higher quality. Lower-grade income securities are commonly referred to as “junk bonds” and are regarded by S&P and Moody’s as predominately speculative with respect to the capacity to pay interest or repay principal in accordance with their terms, assurance of interest and principal payments or maintenance of other terms of the securities over any long period of time may be small. While offering opportunities for higher yields, lower-grade securities involve a greater degree of credit risk than investment grade income securities.

The Fund may invest up to 35% of its total assets in securities of foreign issuers.

Although the investment objectives, principal investment strategies and risks are substantially the same between each VK Fund and its corresponding Acquiring Fund, the investment process used by the Acquiring Fund’s adviser in deciding which securities to buy and sell may differ for those Acquiring Funds expected to undergo a change in the Fund’s portfolio management team. See “Comparison of Portfolio Managers” herein to see if your VK Fund’s portfolio management team will change and see the Acquiring Fund prospectus for more information specific to the new team’s investment (buy/sell) process.

Risks Associated with the Acquiring Funds

Each VK Fund and its corresponding Acquiring Fund have substantially the same investment objectives and principal investment strategies and invest in substantially the same types of securities. As a result, the risks associated with an investment in each Acquiring Fund are substantially the same as the risks associated with an investment in the corresponding VK Fund. The enclosed prospectus of the Acquiring Fund contains a discussion of these risks. For more information on the risks associated with the Acquiring Funds, see the “Investment Strategies and Risks” section of Acquiring Fund’s SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

This section summarizes certain differences between the fundamental and non-fundamental investment restrictions of the VK Funds and those of the Acquiring Funds. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a fund can be changed by a fund’s Board of Directors/Trustees.

The 1940 Act requires and each of the VK Funds and the Acquiring Funds has fundamental investment restrictions relating to diversification (for those Funds classified as diversified funds under the 1940 Act), borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Among the VK Funds, the wording of these required restrictions varies in many instances reflecting applicable market, legal, regulatory or industry conditions at the time the restrictions were adopted or last amended. As part of the Reorganizations, it is desirable to revise and standardize these required restrictions to provide flexibility and consistency in administering restrictions among the corresponding Acquiring Funds and the other AIM Funds. The revised restrictions seek to simplify, update and standardize the restrictions among the Acquiring Funds and the AIM Funds. Differences between the required fundamental investment restrictions of the VK Funds and the Acquiring Funds are highlighted below and further described in Exhibit D of this Joint Proxy Statement/Prospectus.

Required Fundamental Investment Restrictions:

Diversification and Issuer Concentration:

Each VK Fund, except the Van Kampen American Franchise Fund, Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund, Van Kampen Asset Allocation Moderate Fund, Van Kampen Global Franchise Fund, Van Kampen Leaders Fund, Van Kampen New York Tax Free Income Fund and Van Kampen Real Estate Fund, which are non-diversified, and each

3

corresponding Acquiring Fund, has a fundamental investment restriction requiring the Fund to invest in a manner consistent with its classification as a “diversified” fund, although the VK Funds phrase this investment restriction in slightly different ways. A “diversified fund” is one in which, with respect to 75% of its total assets, (i) not more than 5% of the fund’s total assets are invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), and (ii) the fund does not hold more than 10% of the outstanding voting securities of any one issuer.

In addition, Van Kampen Corporate Bond Fund, Van Kampen California Insured Tax Free Fund, Van Kampen Equity and Income Fund, Van Kampen Enterprise Fund, Van Kampen Government Securities Fund, Van Kampen Growth and Income Fund, Van Kampen Harbor Fund, Van Kampen High Yield Municipal Fund, Van Kampen Insured Tax Free Income Fund, and Van Kampen U.S. Mortgage Fund each has a fundamental investment restriction limiting the percentage of the Fund’s assets that can be invested in any one issuer to 5% of the issuer. The corresponding Acquiring Funds do not have a similar investment restriction but are subject to the general diversification requirements described in the preceding paragraph. Such corresponding Acquiring Funds’ ability to invest greater than 5% of their assets in a singe issuer, if an Acquiring Fund chose to do so, could result in greater price volatility for the Acquiring Fund’s shares.

Borrowing:

Each VK Fund has a fundamental investment restriction limiting the Fund’s ability to borrow money, although the VK Funds phrase this investment restriction in slightly different ways. Each Acquiring Fund also has a fundamental investment restriction limiting the Fund’s ability to borrow money, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, the “1940 Act Laws, Interpretations and Exemptions”). As such, each Acquiring Fund currently may borrow up to an amount equal to 33 1/3% of such Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Each Acquiring Fund also has a non-fundamental policy under which the Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from the Fund are outstanding.

Issuing Senior Securities:

Certain VK Funds have a fundamental investment restriction limiting the Fund’s ability to issue senior securities, although the VK Funds phrase this investment restriction in slightly different ways. The 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends. Each Acquiring Fund has a fundamental investment restriction limiting the Fund’s ability to issue senior securities.

Underwriting:

Each VK Fund has a fundamental investment restriction limiting the Fund’s ability to underwrite securities of other issuers, although the extent of the limitation differs among the Funds and the VK Funds phrase this restriction in slightly different ways. Each Acquiring Fund also has a fundamental investment restriction that restricts the Fund from underwriting the securities of other issuers. This restriction does not prevent any of the Funds from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Acquiring Fund may be considered to be an underwriter under the Securities Act of 1933 (the “1933 Act”).

Investing in Real Estate:

Each VK Fund has a fundamental investment restriction limiting the Fund’s ability directly to invest in real estate, although the extent of the limitation differs among the VK Funds and the VK Funds phrase this investment restriction in slightly different ways. Each Acquiring Fund has a similar fundamental investment restriction, which states that the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent an Acquiring Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Investing in Physical Commodities:

Each VK Fund has a fundamental investment restriction limiting the Fund’s ability to invest in physical commodities, although the VK Funds phrase this investment restriction in slightly different ways. Each Acquiring Fund has a similar fundamental investment restriction, which states that the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

This restriction does not prevent an Acquiring Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities. In addition, each Acquiring Fund has a non-fundamental investment

4

policy that the Fund may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

Lending:

Each VK Fund has a fundamental investment restriction limiting the Fund’s ability to make loans to other persons. The specific limitations on lending varies among the VK Funds and may include, among other things, limitations on the percentage of assets that may be loaned or specific exceptions to this limitation. Each Acquiring Fund also has a fundamental investment restriction that the Fund cannot make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent an Acquiring Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests. Each Acquiring Fund has a non-fundamental investment policy that permits the Fund to lend up to 33 1/3% of its total assets and to lend money to another fund in the AIM Funds, on such terms and conditions as the SEC may require in an exemptive order. In addition, the Acquiring Funds may lend their portfolio securities (principally to broker-dealers) in an attempt to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. An Acquiring Fund will loan its securities only to parties that Invesco Advisers has determined are in good standing and when, in Invesco Advisers’ judgment, the income earned would justify the risks.

Industry Concentration:

Each VK Fund (except the Van Kampen Real Estate Securities Fund, Van Kampen Technology Fund and Van Kampen Utility Fund) has a fundamental investment restriction limiting the Fund’s ability to make investments that would result in the concentration (typically more than 25%) of its assets in a single industry. Each Acquiring Fund (except the Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund, Invesco Van Kampen Leaders Fund, Invesco Van Kampen Real Estate Securities Fund, Invesco Van Kampen Technology Fund and Invesco Van Kampen Utility Fund) has a similar restriction limiting industry concentration. Each Acquiring Fund’s restriction states that the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit an Acquiring Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, an Acquiring Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Optional Fundamental Investment Restrictions:

Investing in Other Investment Companies:

The Van Kampen American Value Fund, Van Kampen California Insured Tax Free Fund, Van Kampen Capital Growth Fund, Van Kampen Comstock Fund, Van Kampen Corporate Bond Fund, Van Kampen Emerging Markets Fund, Van Kampen Enterprise Fund, Van Kampen Equity and Income Fund, Van Kampen Global Equity Allocation Fund, Van Kampen Government Securities Fund, Van Kampen Harbor Fund, Van Kampen High Yield Fund, Van Kampen High Yield Municipal Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Limited Duration Fund, Van Kampen Mid Cap Growth Fund, Van Kampen Municipal Income Fund, Van Kampen New York Tax Free Income Fund, Van Kampen Pennsylvania Tax Free Income Fund, Van Kampen U.S. Mortgage Fund and Van Kampen Utility Fund each has a fundamental investment restriction limiting the Fund’s ability to invest in other investment companies except, among other things, as part of a merger, reorganization or other acquisition. The Acquiring Funds do not have a similar restriction but are subject to the limitations imposed by the 1940 Act on investing in other investment companies. Each Acquiring Fund has a fundamental investment restriction that states that the Fund may, notwithstanding any other fundamental investment restriction or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. Notwithstanding this flexibility, each Acquiring Fund has a non-fundamental investment restriction that states that the fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the fund. When a Fund invests in another investment company, the Fund bears its own fees as well as its proportionate share of the operating expenses of such investment company.

Other VK Funds Fundamental Investment Restrictions that are not Applicable to the Acquiring Funds:

Several of the VK Funds have fundamental investment restrictions that are vestiges of certain state “blue sky” laws and regulations that prohibited certain types of investments prior to the enactment of the National Securities Markets Improvement Act of 1996 (“NSMIA”), which largely preempted such state laws and regulations. The Acquiring Funds are not subject to comparable investment restrictions. The following describes these pre-NSMIA fundamental investment restrictions that will not apply to the Acquiring Funds.

5

Exercising Control:

The Van Kampen American Value Fund, Van Kampen California Insured Tax Free Fund, Van Kampen Capital Growth Fund, Van Kampen Comstock Fund, Van Kampen Corporate Bond Fund, Van Kampen Emerging Markets Fund, Van Kampen Enterprise Fund, Van Kampen Equity and Income Fund, Van Kampen Global Equity Allocation Fund, Van Kampen Harbor Fund, Van Kampen High Yield Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Mid Cap Growth Fund, Van Kampen Municipal Income Fund, Van Kampen New York Tax Free Income Fund, Van Kampen Pennsylvania Tax Free Income Fund, Van Kampen U.S. Mortgage Fund and Van Kampen Utility Fund each has a fundamental investment restriction restricting the Fund from investing for the purpose of exercising control or management of another company. The Acquiring Funds do not have a similar restriction, however, the Acquiring Funds have no present intention to exercise control over the issuer of any security held by the Funds.

Less Than 3 Years Continuous Operations:

The Van Kampen American Value Fund, Van Kampen Corporate Bond Fund, Van Kampen Emerging Markets Fund, Van Kampen Equity and Income Fund, Van Kampen Global Equity Allocation Fund, Van Kampen Growth and Income Fund, Van Kampen High Yield Municipal Fund and Van Kampen U.S. Mortgage Fund each has a fundamental investment restriction restricting the percentage of the Fund’s assets that can be invested in any issuer with a record of less than 3 years of continuous operations. Similarly, the Van Kampen Enterprise Fund has a fundamental investment restriction limiting the ability of the Fund to make investments in any security about which information is not available with respect to history, management, assets, earnings, and income of the issuer. The Acquiring Funds do not have similar restrictions. Investments by the Acquiring Funds in unseasoned companies may involve greater risks than other types of investments, including limited or unprofitable operating histories, limited financial resources, inexperienced management and competition from larger or more established firms with greater resources.

Oil, Gas, Minerals:

Van Kampen American Value Fund, Van Kampen California Insured Tax Free Fund, Van Kampen Emerging Markets Fund, Van Kampen Global Equity Allocation Fund, Van Kampen Government Securities Fund, Van Kampen Growth and Income Fund, Van Kampen High Yield Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Limited Duration Fund, Van Kampen Mid Cap Growth Fund, Van Kampen Municipal Income Fund, Van Kampen New York Tax Free Income Fund, Van Kampen Pennsylvania Tax Free Income Fund, Van Kampen U.S. Mortgage Fund and Van Kampen Utility Fund each has a fundamental investment restriction restricting the Fund from investing in interests in oil, gas, or mineral exploration or development programs. The Acquiring Funds do not have a similar restriction, however, the Acquiring Funds have no present intention to invest directly in oil, gas, or mineral exploration or development programs.

Issuers In Which a Fund’s Officers or Trustees Possess a Substantial Interest:

The Van Kampen American Value Fund, Van Kampen Capital Growth Fund, Van Kampen Corporate Bond Fund, Van Kampen Emerging Markets Fund, Van Kampen Equity and Income Fund, Van Kampen Global Equity Allocation Fund, Van Kampen Government Securities Fund, Van Kampen Growth and Income Fund, Van Kampen High Yield Fund, Van Kampen High Yield Municipal Fund, Van Kampen Limited Duration Fund and Van Kampen U.S. Mortgage Fund each has a fundamental investment restriction prohibiting the Fund from purchasing or holding securities of any issuer if any of the Fund’s officers or trustees, or officers or directors of its investment adviser, who beneficially owns more than 1/2 of 1% of the securities of that issuer, together own beneficially more than 5% of the securities of such issuer. The Acquiring Funds do not have a similar restriction.

Illiquid Securities:

Van Kampen American Value Fund, Van Kampen Capital Growth Fund, Van Kampen Comstock Fund, Van Kampen Corporate Bond Fund, Van Kampen Emerging Markets Fund, Van Kampen Enterprise Fund, Van Kampen Equity and Income Fund, Van Kampen Global Equity Allocation Fund, Van Kampen Government Securities Fund, Van Kampen Growth and Income Fund, Van Kampen High Yield Fund, Van Kampen High Yield Municipal Fund and Van Kampen Limited Duration Fund each has a fundamental investment restriction that limits the percentage of the Fund’s assets that can be invested in illiquid and/or restricted securities (i.e., 5% or 10%). In addition, the Van Kampen Global Franchise Fund and Van Kampen Real Estate Securities Fund each has a non-fundamental investment restriction that limits the percentage of the Fund’s assets that can be invested in illiquid securities. The Acquiring Funds do not have a similar fundamental investment restriction, however, each Acquiring Fund and other VK Funds follow the SEC’s guidance to limit its investments in illiquid securities to no more than 15% of the Fund’s assets.

Margin or Short Selling:

The following VK Funds each has a fundamental investment restriction that limits the Fund’s ability to make short sales and/or margin purchases: Van Kampen American Value Fund, Van Kampen California Insured Tax Free Fund, Van Kampen Comstock Fund, Van Kampen Corporate Bond Fund, Van Kampen Emerging Markets Fund (margin purchases only), Van Kampen Enterprise Fund, Van Kampen Equity and Income Fund, Van Kampen Global Equity Allocation Fund, Van Kampen Government Securities Fund, Van Kampen Growth and Income Fund, Van Kampen Harbor Fund, Van Kampen High Yield Fund, Van Kampen High Yield Municipal Fund, Van

6

Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Limited Duration Fund, Van Kampen Municipal Income Fund, Van Kampen New York Tax Free Income Fund, Van Kampen Pennsylvania Tax Free Income Fund, Van Kampen U.S. Mortgage Fund, Van Kampen Utility Fund, Van Kampen Mid Cap Growth Fund (short selling only) and Van Kampen Real Estate Securities Fund (short selling only). In addition, the Van Kampen Capital Growth Fund and Van Kampen Global Franchise Fund each has a non-fundamental investment restriction limiting the Fund’s ability to make short sales. The Acquiring Funds do not have similar fundamental investment restrictions, however, provisions in the 1940 Act limit an Acquiring Fund’s ability to make purchases on margin. Moreover, the Acquiring Funds do not presently intend to engage in short sales other than short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short).

Warrants:

The Van Kampen Government Securities Fund and Van Kampen High Yield Fund each has a fundamental investment restriction limiting the Fund’s ability to invest in warrants. The Acquiring Funds do not have a similar restriction.

Options:

The Van Kampen California Insured Tax Free Fund, Van Kampen Government Securities Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Limited Duration Fund, Van Kampen Municipal Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen New York Tax Free Income Fund, Van Kampen Pennsylvania Tax Free Income Fund, Van Kampen Real Estate Securities Fund, Van Kampen U.S. Mortgage Fund and Van Kampen Utility Fund each has a fundamental investment restriction limiting the Fund’s ability to purchase or write puts or calls or combinations thereof. The Acquiring Funds do not have a similar restriction. Any Acquiring Fund that purchases or writes options as a part of its principal investment strategy describes that strategy and the associated risks in its prospectus.

Other:

The Van Kampen Enterprise Fund and Van Kampen Harbor Fund each has a fundamental investment restriction limiting the Fund from making any investment which involves promotion or business management by the Fund or which would subject the Fund to unlimited liability. The Acquiring Funds do not have a similar restriction.

The Van Kampen Growth and Income Fund has fundamental investment restrictions that limit the Fund from purchasing securities of a corporation in which a trustee of the Fund owns a controlling interest, and from permitting officers or trustees of the Fund to profit by selling securities to or buying them from the Fund. The Acquiring Funds do not have similar restrictions.

Both the VK Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each VK Fund’s and each Acquiring Fund’s investment restrictions may be found in its respective SAI.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets (“expense ratios”), of each VK Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown. You should know that the Acquiring Funds have implemented fee waivers through June 30, 2012 and if those waivers are not renewed, the expense ratios of certain Acquiring Funds after June 30, 2012 may be higher than the current expense ratios of the corresponding VK Funds.

Fee Table

				Account
	Shareholder Fees†			Maintenance
		Maximum		(Low Balance)	Annual Fund Operating Expenses(1)
	Maximum Sales	Deferred		Fee						Acquired	Total
	Charge (Load)	Sales	Redemption/	(for accounts		Distribution				Fund	Annual Fund			Net Annual
	Imposed on	Charge	Exchange	generally	Management	and/or Service		Other	Interest	Fees and	Operating	Fee		Operating
Class	Purchases	(Load)	Fee	under $750)	Fees	(12b-1) Fees		Expenses(2)	Expenses	Expenses(3)	Expenses	Waiver		Expenses

Van Kampen American Franchise Fund as of 8/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.70%	0.25	%(4)	0.46%	—	0.00%	1.41%	0.06	%(6)	1.35%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.70%	1.00	%(4)(5)	0.46%	—	0.00%	2.16%	0.06	%(6)	2.10%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.70%	1.00	%(4)(5)	0.46%	—	0.00%	2.16%	0.06	%(6)	2.10%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.70%	None		0.46%	—	0.00%	1.16%	0.06	%(6)	1.10%
Pro Forma Invesco Van Kampen American Franchise Fund combined as of 8/31/09
A	5.50%	None	None	None	0.70%	0.25%		0.46%	—	0.00%	1.41%	0.06	%(7)	1.35%
B	None	5.00%	None	None	0.70%	1.00%		0.46%	—	0.00%	2.16%	0.06	%(7)	2.10%
C	None	1.00%	None	None	0.70%	1.00%		0.46%	—	0.00%	2.16%	0.06	%(7)	2.10%
Y	None	None	None	None	0.70%	None		0.46%	—	0.00%	1.16%	0.06	%(7)	1.10%

7

				Account
	Shareholder Fees†			Maintenance
		Maximum		(Low Balance)	Annual Fund Operating Expenses(1)
	Maximum Sales	Deferred		Fee							Acquired		Total
	Charge (Load)	Sales	Redemption/	(for accounts		Distribution					Fund		Annual Fund			Net Annual
	Imposed on	Charge	Exchange	generally	Management	and/or Service		Other	Interest		Fees and		Operating	Fee		Operating
Class	Purchases	(Load)	Fee	under $750)	Fees	(12b-1) Fees		Expenses(2)	Expenses		Expenses(3)		Expenses	Waiver		Expenses

Van Kampen American Value Fund as of 6/30/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.72%	0.25%		0.44%	—		0.00%		1.41%	0.00	%(6)	1.41%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.72%	1.00%		0.44%	—		0.00%		2.16%	0.00	%(6)	2.16%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.72%	1.00%		0.44%	—		0.00%		2.16%	0.00	%(6)	2.16%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.72%	None		0.47%	—		0.00%		1.19%	0.00	%(6)	1.19%
R merging into Acquiring Fund R	None	None	None	None	0.72%	0.50%		0.48%	—		0.00%		1.70%	0.00	%(6)	1.70%
Pro Forma Invesco Van Kampen American Value Fund combined as of 6/30/09
A	5.50%	None	None	None	0.72%	0.25%		0.45%	—		0.00%		1.42%	0.01	%(7)	1.41%
B	None	5.00%	None	None	0.72%	1.00%		0.45%	—		0.00%		2.17%	0.01	%(7)	2.16%
C	None	1.00%	None	None	0.72%	1.00%		0.45%	—		0.00%		2.17%	0.01	%(7)	2.16%
Y	None	None	None	None	0.72%	None		0.45%	—		0.00%		1.17%	0.01	%(7)	1.16%
R	None	None	None	None	0.72%	0.50%		0.45%	—		0.00%		1.67%	0.01	%(7)	1.66%
Van Kampen Asset Allocation Conservative Fund as of 3/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.15%	0.25%		0.41%	—		0.78	%(8)	1.59%	0.41	%(6)	1.18%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.15%	1.00%		0.42%	—		0.78	%(8)	2.35%	0.42	%(6)	1.93%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.15%	1.00%		0.42%	—		0.78	%(8)	2.35%	0.42	%(6)	1.93%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.15%	None		0.41%	—		0.78	%(8)	1.34%	0.41	%(6)	0.93%
Pro Forma Invesco Van Kampen Asset Allocation Conservative Fund combined as of 3/31/09
A	5.50%	None	None	None	0.15%	0.25%		0.40%	—		0.78%		1.58%	0.40	%(7)	1.18%
B	None	5.00%	None	None	0.15%	1.00%		0.40%	—		0.78%		2.33%	0.40	%(7)	1.93%
C	None	1.00%	None	None	0.15%	1.00%		0.40%	—		0.78%		2.33%	0.40	%(7)	1.93%
Y	None	None	None	None	0.15%	None		0.40%	—		0.78%		1.33%	0.40	%(7)	0.93%
Van Kampen Asset Allocation Growth Fund as of 3/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.15%	0.25%		0.50%	—		0.83	%(8)	1.73%	0.50	%(6)	1.23%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.15%	1.00%		0.50%	—		0.83	%(8)	2.48%	0.50	%(6)	1.98%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.15%	1.00%		0.50%	—		0.83	%(8)	2.48%	0.50	%(6)	1.98%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.15%	None		0.48%	—		0.83	%(8)	1.46%	0.48	%(6)	0.98%
Pro Forma Invesco Van Kampen Asset Allocation Growth Fund combined as of 3/31/09
A	5.50%	None	None	None	0.15%	0.25%		0.49%	—		0.83%		1.72%	0.49	%(7)	1.23%
B	None	5.00%	None	None	0.15%	1.00%		0.49%	—		0.83%		2.47%	0.49	%(7)	1.98%
C	None	1.00%	None	None	0.15%	1.00%		0.49%	—		0.83%		2.47%	0.49	%(7)	1.98%
Y	None	None	None	None	0.15%	None		0.49%	—		0.83%		1.47%	0.49	%(7)	0.98%
Van Kampen Asset Allocation Moderate Fund as of 3/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.15%	0.25%		0.30%	—		0.80	%(8)	1.50%	0.30	%(6)	1.20%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.15%	1.00%		0.30%	—		0.80	%(8)	2.25%	0.30	%(6)	1.95%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.15%	1.00%		0.30%	—		0.80	%(8)	2.25%	0.30	%(6)	1.95%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.15%	None		0.30%	—		0.80	%(8)	1.25%	0.30	%(6)	0.95%
Pro Forma Invesco Van Kampen Asset Allocation Moderate Fund combined as of 3/31/09
A	5.50%	None	None	None	0.15%	0.25%		0.29%	—		0.80%		1.49%	0.29	%(7)	1.20%
B	None	5.00%	None	None	0.15%	1.00%		0.29%	—		0.80%		2.24%	0.29	%(7)	1.95%
C	None	1.00%	None	None	0.15%	1.00%		0.29%	—		0.80%		2.24%	0.29	%(7)	1.95%
Y	None	None	None	None	0.15%	None		0.29%	—		0.80%		1.24%	0.29	%(7)	0.95%
Van Kampen California Insured Tax Free Fund as of 9/30/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.48%	0.25	%(4)	0.22%	0.01	%(9)	0.00%		0.96%	0.00%		0.96%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.48%	1.00	%(4)(5)	0.22%	0.01	%(9)	0.00%		1.71%	0.00%		1.71%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.48%	1.00	%(4)(5)	0.22%	0.01	%(9)	0.00%		1.71%	0.00%		1.71%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.48%	None		0.20%	0.02	%(9)	0.00%		0.70%	0.00%		0.70%
Pro Forma Invesco Van Kampen California Insured Tax Free Fund combined as of 9/30/09
A	4.75%	None	None	None	0.48%	0.25%		0.18%	0.01%		0.00%		0.92%	0.00	%(7)	0.92%
B	None	5.00%	None	None	0.48%	1.00%		0.18%	0.01%		0.00%		1.67%	0.00	%(7)	1.67%
C	None	1.00%	None	None	0.48%	1.00%		0.18%	0.01%		0.00%		1.67%	0.00	%(7)	1.67%
Y	None	None	None	None	0.48%	None		0.18%	0.01%		0.00%		0.67%	0.00	%(7)	0.67%
Van Kampen Capital Growth Fund as of 6/30/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.45%	0.25%		0.58%	—		0.00%		1.28%	0.00%		1.28%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.45%	1.00%		0.62%	—		0.00%		2.07%	0.00%		2.07%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.45%	1.00%		0.62%	—		0.00%		2.07%	0.00%		2.07%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.45%	None		0.60%	—		0.00%		1.05%	0.00%		1.05%
R merging into Acquiring Fund R	None	None	None	None	0.45%	0.50%		0.62%	—		0.00%		1.57%	0.00%		1.57%
Pro Forma Invesco Van Kampen Capital Growth Fund combined as of 6/30/09
A	5.50%	None	None	None	0.45%	0.25%		0.62%	—		0.00%		1.32%	0.04	%(7)	1.28%
B	None	5.00%	None	None	0.45%	1.00%		0.62%	—		0.00%		2.07%	0.04	%(7)	2.03%
C	None	1.00%	None	None	0.45%	1.00%		0.62%	—		0.00%		2.07%	0.04	%(7)	2.03%
Y	None	None	None	None	0.45%	None		0.62%	—		0.00%		1.07%	0.04	%(7)	1.03%
R	None	None	None	None	0.45%	0.50%		0.62%	—		0.00%		1.57%	0.04	%(7)	1.53%

8

				Account
	Shareholder Fees†			Maintenance
		Maximum		(Low Balance)	Annual Fund Operating Expenses(1)
	Maximum Sales	Deferred		Fee						Acquired	Total
	Charge (Load)	Sales	Redemption/	(for accounts		Distribution				Fund	Annual Fund			Net Annual
	Imposed on	Charge	Exchange	generally	Management	and/or Service		Other	Interest	Fees and	Operating	Fee		Operating
Class	Purchases	(Load)	Fee	under $750)	Fees	(12b-1) Fees		Expenses(2)	Expenses	Expenses(3)	Expenses	Waiver		Expenses

Van Kampen Comstock Fund as of 6/30/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.39%	0.25	%(4)	0.35%	—	0.00%	0.99%	0.00%		0.99%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.39%	1.00	%(4)(5)	0.35%	—	0.00%	1.74%	0.00%		1.74%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.39%	1.00	%(4)(5)	0.35%	—	0.00%	1.74%	0.00%		1.74%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.39%	None		0.35%	—	0.00%	0.74%	0.00%		0.74%
R merging into Acquiring Fund R	None	None	None	None	0.39%	0.50	%(4)(5)	0.35%	—	0.00%	1.24%	0.00%		1.24%
Pro Forma Invesco Van Kampen Comstock Fund combined as of 6/30/09
A	5.50%	None	None	None	0.39%	0.25%		0.36%	—	0.00%	1.00%	0.11	%(7)	0.89%
B	None	5.00%	None	None	0.39%	1.00%		0.36%	—	0.00%	1.75%	0.11	%(7)	1.64%
C	None	1.00%	None	None	0.39%	1.00%		0.36%	—	0.00%	1.75%	0.11	%(7)	1.64%
Y	None	None	None	None	0.39%	None		0.36%	—	0.00%	0.75%	0.11	%(7)	0.64%
R	None	None	None	None	0.39%	0.50%		0.36%	—	0.00%	1.25%	0.11	%(7)	1.14%
Van Kampen Core Equity Fund as of 3/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.65%	0.25%		2.44%	—	0.00%	3.34%	2.14	%(6)	1.20%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.65%	1.00%		2.48%	—	0.00%	4.13%	2.16	%(6)	1.97%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.65%	1.00%		2.35%	—	0.00%	4.00%	2.05	%(6)	1.95%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.65%	None		1.79%	—	0.00%	2.44%	1.49	%(6)	0.95%
R merging into Acquiring Fund R	None	None	None	None	0.65%	0.50%		2.94%	—	0.00%	4.09%	2.64	%(6)	1.45%
Pro Forma Invesco Van Kampen Core Equity Fund combined as of 3/31/09
A	5.50%	None	None	None	0.65%	0.25%		1.40%	—	0.00%	2.30%	1.10	%(7)	1.20%
B	None	5.00%	None	None	0.65%	1.00%		1.40%	—	0.00%	3.05%	1.10	%(7)	1.95%
C	None	1.00%	None	None	0.65%	1.00%		1.40%	—	0.00%	3.05%	1.10	%(7)	1.95%
Y	None	None	None	None	0.65%	None		1.40%	—	0.00%	2.05%	1.10	%(7)	0.95%
R	None	None	None	None	0.65%	0.50%		1.40%	—	0.00%	2.55%	1.10	%(7)	1.45%
Van Kampen Core Plus Fixed Income Fund as of 8/31/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.38%	0.25	%(4)	0.29%	—	0.00%	0.92%	0.17	%(6)	0.75%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.38%	1.00	%(4)(5)	0.29%	—	0.00%	1.67%	0.17	%(6)	1.50%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.38%	1.00	%(4)(5)	0.29%	—	0.00%	1.67%	0.17	%(6)	1.50%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.38%	None		0.28%	—	0.00%	0.66%	0.16	%(6)	0.50%
Pro Forma Invesco Van Kampen Core Plus Fixed Income Fund combined as of 8/31/09
A	4.75%	None	None	None	0.38%	0.25%		0.25%	—	0.00%	0.88%	0.13	%(7)	0.75%
B	None	5.00%	None	None	0.38%	1.00%		0.25%	—	0.00%	1.63%	0.13	%(7)	1.50%
C	None	1.00%	None	None	0.38%	1.00%		0.25%	—	0.00%	1.63%	0.13	%(7)	1.50%
Y	None	None	None	None	0.38%	None		0.25%	—	0.00%	0.63%	0.13	%(7)	0.50%
Van Kampen Corporate Bond Fund as of 8/31/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.40%	0.25	%(4)	0.30%	—	0.00%	0.95%	0.00%		0.95%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.40%	1.00	%(4)(5)	0.30%	—	0.00%	1.70%	0.00%		1.70%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.40%	1.00	%(4)(5)	0.30%	—	0.00%	1.70%	0.00%		1.70%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.40%	None		0.30%	—	0.00%	0.70%	0.00%		0.70%
Pro Forma Invesco Van Kampen Corporate Bond Fund combined as of 8/31/09
A	4.75%	None	None	None	0.40%	0.25%		0.30%	—	0.00%	0.95%	0.00	%(7)	0.95%
B	None	5.00%	None	None	0.40%	1.00%		0.30%	—	0.00%	1.70%	0.00	%(7)	1.70%
C	None	1.00%	None	None	0.40%	1.00%		0.30%	—	0.00%	1.70%	0.00	%(7)	1.70%
Y	None	None	None	None	0.40%	None		0.30%	—	0.00%	0.70%	0.00	%(7)	0.70%
Van Kampen Emerging Markets Fund as of 6/30/09
A merging into Acquiring Fund A	5.75%	None	2.00%	$12/yr	1.25%	0.25%		0.72%	—	0.00%	2.22%	0.00%		2.22%
B merging into Acquiring Fund B	None	5.00%	2.00%	$12/yr	1.25%	1.00%		0.72%	—	0.00%	2.97%	0.00%		2.97%
C merging into Acquiring Fund C	None	1.00%	2.00%	$12/yr	1.25%	1.00%		0.72%	—	0.00%	2.97%	0.00%		2.97%
I merging into Acquiring Fund Y	None	None	2.00%	$12/yr	1.25%	None		0.60%	—	0.00%	1.85%	0.00%		1.85%
Pro Forma Invesco Van Kampen Emerging Markets Fund combined as of 6/30/09
A	5.50%	None	2.00%	2.00%	1.25%	0.25%		0.70%	—	0.00%	2.20%	0.10	%(7)	2.10%
B	None	5.00%	2.00%	2.00%	1.25%	1.00%		0.70%	—	0.00%	2.95%	0.10	%(7)	2.85%
C	None	1.00%	2.00%	2.00%	1.25%	1.00%		0.70%	—	0.00%	2.95%	0.10	%(7)	2.85%
Y	None	None	2.00%	2.00%	1.25%	None		0.70%	—	0.00%	1.95%	0.10	%(7)	1.85%
Van Kampen Enterprise Fund as of 6/30/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.50%	0.25	%(4)	0.52%	—	0.00%	1.27%	0.00%		1.27%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.50%	1.00	%(4)(5)	0.54%	—	0.00%	2.04%	0.00%		2.04%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.50%	1.00	%(4)(5)	0.54%	—	0.00%	2.04%	0.00%		2.04%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.50%	None		0.60%	—	0.00%	1.10%	0.00%		1.10%
Pro Forma Invesco Van Kampen Enterprise Fund combined as of 6/30/09
A	5.50%	None	None	None	0.50%	0.25%		0.55%	—	0.00%	1.30%	0.13	%(7)	1.17%
B	None	5.00%	None	None	0.50%	1.00%		0.55%	—	0.00%	2.05%	0.13	%(7)	1.92%
C	None	1.00%	None	None	0.50%	1.00%		0.55%	—	0.00%	2.05%	0.13	%(7)	1.92%
Y	None	None	None	None	0.50%	None		0.55%	—	0.00%	1.05%	0.13	%(7)	0.92%

9

				Account
	Shareholder Fees†			Maintenance
		Maximum		(Low Balance)	Annual Fund Operating Expenses(1)
	Maximum Sales	Deferred		Fee						Acquired	Total
	Charge (Load)	Sales	Redemption/	(for accounts		Distribution				Fund	Annual Fund			Net Annual
	Imposed on	Charge	Exchange	generally	Management	and/or Service		Other	Interest	Fees and	Operating	Fee		Operating
Class	Purchases	(Load)	Fee	under $750)	Fees	(12b-1) Fees		Expenses(2)	Expenses	Expenses(3)	Expenses	Waiver		Expenses

Van Kampen Equity and Income Fund as of 6/30/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.35%	0.25	%(4)	0.27%	—	0.00%	0.87%	0.00%		0.87%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.35%	1.00	%(4)(5)	0.27%	—	0.00%	1.62%	0.00%		1.62%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.35%	1.00	%(4)(5)	0.27%	—	0.00%	1.62%	0.00%		1.62%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.35%	None		0.27%	—	0.00%	0.62%	0.00%		0.62%
R merging into Acquiring Fund R	None	None	None	None	0.35%	0.50	%(4)(5)	0.27%	—	0.00%	1.12%	0.00%		1.12%
Pro Forma Invesco Van Kampen Equity and Income Fund combined as of 6/30/09
A	5.50%	None	None	None	0.35%	0.25%		0.26%	—	0.00%	0.86%	0.04	%(7)	0.82%
B	None	5.00%	None	None	0.35%	1.00%		0.26%	—	0.00%	1.61%	0.04	%(7)	1.57%
C	None	1.00%	None	None	0.35%	1.00%		0.26%	—	0.00%	1.61%	0.04	%(7)	1.57%
Y	None	None	None	None	0.35%	None		0.26%	—	0.00%	0.61%	0.04	%(7)	0.57%
R	None	None	None	None	0.35%	0.50%		0.26%	—	0.00%	1.11%	0.04	%(7)	1.07%
Van Kampen Equity Premium Income Fund as of 8/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.70%	0.25	%(4)	0.45%	—	0.00%	1.40%	0.16	%(6)	1.24%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.70%	1.00	%(4)(5)	0.46%	—	0.00%	2.16%	0.17	%(6)	1.99%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.70%	1.00	%(4)(5)	0.45%	—	0.00%	2.15%	0.16	%(6)	1.99%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.70%	None		0.42%	—	0.00%	1.12%	0.13	%(6)	0.99%
Pro Forma Invesco Van Kampen Equity Premium Income Fund combined as of 8/31/09
A	5.50%	None	None	None	0.70%	0.25%		0.44%	—	0.00%	1.39%	0.15	%(7)	1.24%
B	None	5.00%	None	None	0.70%	1.00%		0.44%	—	0.00%	2.14%	0.15	%(7)	1.99%
C	None	1.00%	None	None	0.70%	1.00%		0.44%	—	0.00%	2.14%	0.15	%(7)	1.99%
Y	None	None	None	None	0.70%	None		0.44%	—	0.00%	1.14%	0.15	%(7)	0.99%
Van Kampen Global Bond Fund as of 10/31/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.63%	0.25	%(4)	1.29%	—	0.00%	2.17%	1.17	%(6)	1.00%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.63%	1.00	%(4)(5)	1.26%	—	0.00%	2.89%	1.14	%(6)	1.75%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.63%	1.00	%(4)(5)	1.21%	—	0.00%	2.84%	1.09	%(6)	1.75%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.63%	None		1.20%	—	0.00%	1.83%	1.08	%(6)	0.75%
R merging into Acquiring Fund R	None	None	None	None	0.63%	0.50	%(4)(5)	1.20%	—	0.00%	2.33%	1.08	%(6)	1.25%
Pro Forma Invesco Van Kampen Global Bond Fund combined as of 10/31/09
A	4.75%	None	None	None	0.63%	0.25%		1.15%	—	0.00%	2.03%	1.03	%(7)	1.00%
B	None	5.00%	None	None	0.63%	1.00%		1.15%	—	0.00%	2.78%	1.03	%(7)	1.75%
C	None	1.00%	None	None	0.63%	1.00%		1.15%	—	0.00%	2.78%	1.03	%(7)	1.75%
Y	None	None	None	None	0.63%	None		1.15%	—	0.00%	1.78%	1.03	%(7)	0.75%
R	None	None	None	None	0.63%	0.50%		1.15%	—	0.00%	2.28%	1.03	%(7)	1.25%
Van Kampen Global Equity Allocation Fund as of 6/30/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	1.00%	0.25%		0.80%	—	0.00%	2.05%	0.35	%(6)	1.70%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	1.00%	1.00%		0.80%	—	0.00%	2.80%	0.35	%(6)	2.45%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	1.00%	1.00%		0.80%	—	0.00%	2.80%	0.35	%(6)	2.45%
I merging into Acquiring Fund Y	None	None	None	$12/yr	1.00%	None		0.80%	—	0.00%	1.80%	0.35	%(6)	1.45%
Pro Forma Invesco Van Kampen Global Equity Allocation Fund combined as of 6/30/09
A	5.50%	None	None	None	1.00%	0.25%		0.77%	—	0.00%	2.02%	0.32	%(7)	1.70%
B	None	5.00%	None	None	1.00%	1.00%		0.77%	—	0.00%	2.77%	0.32	%(7)	2.45%
C	None	1.00%	None	None	1.00%	1.00%		0.77%	—	0.00%	2.77%	0.32	%(7)	2.45%
Y	None	None	None	None	1.00%	None		0.77%	—	0.00%	1.77%	0.32	%(7)	1.45%
Van Kampen Global Franchise Fund as of 6/30/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.76%	0.25%		0.27%	—	0.00%	1.28%	0.00	%(6)	1.28%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.76%	1.00%		0.27%	—	0.00%	2.03%	0.00	%(6)	2.03%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.76%	1.00%		0.27%	—	0.00%	2.03%	0.00	%(6)	2.03%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.76%	None		0.27%	—	0.00%	1.03%	0.00	%(6)	1.03%
Pro Forma Invesco Van Kampen Global Franchise Fund combined as of 6/30/09
A	5.50%	None	None	None	0.76%	0.25%		0.28%	—	0.00%	1.29%	0.01	%(7)	1.28%
B	None	5.00%	None	None	0.76%	1.00%		0.28%	—	0.00%	2.04%	0.01	%(7)	2.03%
C	None	1.00%	None	None	0.76%	1.00%		0.28%	—	0.00%	2.04%	0.01	%(7)	2.03%
Y	None	None	None	None	0.76%	None		0.28%	—	0.00%	1.04%	0.01	%(7)	1.03%
Van Kampen Global Tactical Asset Allocation Fund as of 10/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.75%	0.25	%(4)	1.36%	—	0.07%	2.43%	1.16	%(6)	1.27%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.75%	1.00	%(4)(5)	1.41%	—	0.07%	3.23%	1.21	%(6)	2.02%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.75%	1.00	%(4)(5)	1.37%	—	0.07%	3.19%	1.17	%(6)	2.02%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.75%	None		1.47%	—	0.07%	2.29%	1.27	%(6)	1.02%
R merging into Acquiring Fund R	None	None	None	None	0.75%	0.50	%(4)(5)	1.48%	—	0.07%	2.80%	1.28	%(6)	1.52%
Pro Forma Invesco Van Kampen Global Tactical Asset Allocation Fund combined as of 10/31/09
A	5.50%	None	None	None	0.75%	0.25%		1.30%	—	0.07%	2.37%	1.10	%(7)	1.27%
B	None	5.00%	None	None	0.75%	1.00%		1.30%	—	0.07%	3.12%	1.10	%(7)	2.02%
C	None	1.00%	None	None	0.75%	1.00%		1.30%	—	0.07%	3.12%	1.10	%(7)	2.02%
Y	None	None	None	None	0.75%	None		1.30%	—	0.07%	2.12%	1.10	%(7)	1.02%
R	None	None	None	None	0.75%	0.50%		1.30%	—	0.07%	2.62%	1.10	%(7)	1.52%

10

				Account
	Shareholder Fees†			Maintenance
		Maximum		(Low Balance)	Annual Fund Operating Expenses(1)
	Maximum Sales	Deferred		Fee								Acquired	Total
	Charge (Load)	Sales	Redemption/	(for accounts			Distribution					Fund	Annual Fund			Net Annual
	Imposed on	Charge	Exchange	generally	Management		and/or Service		Other	Interest		Fees and	Operating	Fee		Operating
Class	Purchases	(Load)	Fee	under $750)	Fees		(12b-1) Fees		Expenses(2)	Expenses		Expenses(3)	Expenses	Waiver		Expenses

Van Kampen Government Securities Fund as of 9/30/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.54%		0.25	%(4)	0.24%	—		0.00%	1.03%	0.00%		1.03%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.54%		1.00	%(4)(5)	0.24%	—		0.00%	1.78%	0.00%		1.78%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.54%		1.00	%(4)(5)	0.24%	—		0.00%	1.78%	0.00%		1.78%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.54%		None		0.24%	—		0.00%	0.78%	0.00%		0.78%
Pro Forma Invesco Van Kampen Government Securities Fund combined as of 9/30/09
A	4.75%	None	None	None	0.54%		0.25%		0.24%	—		0.00%	1.03%	0.00	%(7)	1.03%
B	None	5.00%	None	None	0.54%		1.00%		0.24%	—		0.00%	1.78%	0.00	%(7)	1.78%
C	None	1.00%	None	None	0.54%		1.00%		0.24%	—		0.00%	1.78%	0.00	%(7)	1.78%
Y	None	None	None	None	0.54%		None		0.24%	—		0.00%	0.78%	0.00	%(7)	0.78%
Van Kampen Growth and Income Fund as of 11/30/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.36%		0.25	%(4)	0.27%	—		0.00%	0.88%	0.00%		0.88%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.36%		1.00	%(4)(5)	0.27%	—		0.00%	1.63%	0.00%		1.63%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.36%		1.00	%(4)(5)	0.27%	—		0.00%	1.63%	0.00%		1.63%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.36%		None		0.27%	—		0.00%	0.63%	0.00%		0.63%
R merging into Acquiring Fund R	None	None	None	$12/yr	0.36%		0.50	%(4)(5)	0.27%	—		0.00%	1.13%	0.00%		1.13%
Pro Forma Invesco Van Kampen Growth and Income Fund combined as of 11/30/09
A	5.50%	None	None	None	0.36%		0.25%		0.28%	—		0.00%	0.89%	0.01	%(7)	0.88%
B	None	5.00%	None	None	0.36%		1.00%		0.28%	—		0.00%	1.64%	0.01	%(7)	1.63%
C	None	1.00%	None	None	0.36%		1.00%		0.28%	—		0.00%	1.64%	0.01	%(7)	1.63%
Y	None	None	None	None	0.36%		None		0.28%	—		0.00%	0.64%	0.01	%(7)	0.63%
R	None	None	None	None	0.36%		0.50%		0.28%	—		0.00%	1.14%	0.01	%(7)	1.13%
Van Kampen Harbor Fund as of 6/30/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.55%		0.25	%(4)	0.39%	—		0.00%	1.19%	0.00%		1.19%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.55%		1.00	%(4)(5)	0.40%	—		0.00%	1.95%	0.00%		1.95%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.55%		1.00	%(4)(5)	0.40%	—		0.00%	1.95%	0.00%		1.95%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.55%		None		0.43%	—		0.00%	0.98%	0.00%		0.98%
Pro Forma Invesco Van Kampen Harbor Fund combined as of 6/30/09
A	5.50%	None	None	None	0.55%		0.25%		0.39%	—		0.00%	1.19%	0.08	%(7)	1.11%
B	None	5.00%	None	None	0.55%		1.00%		0.39%	—		0.00%	1.94%	0.08	%(7)	1.86%
C	None	1.00%	None	None	0.55%		1.00%		0.39%	—		0.00%	1.94%	0.08	%(7)	1.86%
Y	None	None	None	None	0.55%		None		0.39%	—		0.00%	0.94%	0.08	%(7)	0.86%
Van Kampen High Yield Fund as of 8/31/09
A merging into Acquiring Fund A	4.75%	None	2.00%	$12/yr	0.42%		0.25	%(4)	0.36%	—		0.00%	1.03%	0.00%		1.03%
B merging into Acquiring Fund B	None	4.00%	2.00%	$12/yr	0.42%		1.00	%(4)(5)	0.36%	—		0.00%	1.78%	0.00%		1.78%
C merging into Acquiring Fund C	None	1.00%	2.00%	$12/yr	0.42%		1.00	%(4)(5)	0.36%	—		0.00%	1.78%	0.00%		1.78%
I merging into Acquiring Fund Y	None	None	2.00%	$12/yr	0.42%		None		0.36%	—		0.00%	0.78%	0.00%		0.78%
Pro Forma Invesco Van Kampen High Yield Fund combined as of 8/31/09
A	4.75%	None	2.00%	None	0.42%		0.25%		0.36%	—		0.00%	1.03%	0.00	%(7)	1.03%
B	None	5.00%	2.00%	None	0.42%		1.00%		0.36%	—		0.00%	1.78%	0.00	%(7)	1.78%
C	None	1.00%	2.00%	None	0.42%		1.00%		0.36%	—		0.00%	1.78%	0.00	%(7)	1.78%
Y	None	None	2.00%	None	0.42%		None		0.36%	—		0.00%	0.78%	0.00	%(7)	0.78%
Van Kampen High Yield Municipal Fund as of 11/30/09
A merging into Acquiring Fund A	4.75%	None	2.00%	$12/yr	0.51%		0.25	%(4)	0.11%	0.10	%(9)	0.00%	0.97%	0.00	%(6)	0.97%
B merging into Acquiring Fund B	None	4.00%	2.00%	$12/yr	0.51%		1.00	%(4)(5)	0.11%	0.10	%(9)	0.00%	1.72%	0.00	%(6)	1.72%
C merging into Acquiring Fund C	None	1.00%	2.00%	$12/yr	0.51%		1.00	%(4)(5)	0.11%	0.10	%(9)	0.00%	1.72%	0.00	%(6)	1.72%
I merging into Acquiring Fund Y	None	None	2.00%	$12/yr	0.51%		None		0.11%	0.10	%(9)	0.00%	0.72%	0.00	%(6)	0.72%
Pro Forma Invesco Van Kampen High Yield Municipal Fund combined as of 11/30/09
A	4.75%	None	2.00%	None	0.51%		0.25%		0.10%	0.10%		0.00%	0.96%	0.00	%(7)	0.96%
B	None	5.00%	2.00%	None	0.51%		1.00%		0.10%	0.10%		0.00%	1.71%	0.00	%(7)	1.71%
C	None	1.00%	2.00%	None	0.51%		1.00%		0.10%	0.10%		0.00%	1.71%	0.00	%(7)	1.71%
Y	None	None	2.00%	None	0.51%		None		0.10%	0.10%		0.00%	0.71%	0.00	%(7)	0.71%
Van Kampen Insured Tax Free Income Fund as of 9/30/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.51%		0.25	%(4)	0.14%	0.10	%(9)	0.00%	1.00%	0.00%		1.00%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.51%		1.00	%(4)(5)	0.14%	0.10	%(9)	0.00%	1.75%	0.00%		1.75%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.51%		1.00	%(4)(5)	0.14%	0.10	%(9)	0.00%	1.75%	0.00%		1.75%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.51%		None		0.14%	0.10	%(9)	0.00%	0.75%	0.00%		0.75%
Pro Forma Invesco Van Kampen Insured Tax Free Income Fund combined as of 9/30/09
A	4.75%	None	None	None	0.51	%(11)	0.25%		0.14%	0.10%		0.00%	1.00%	0.00	%(7)	1.00%
B	None	5.00%	None	None	0.51	%(11)	1.00%		0.14%	0.10%		0.00%	1.75%	0.00	%(7)	1.75%
C	None	1.00%	None	None	0.51	%(11)	1.00%		0.14%	0.10%		0.00%	1.75%	0.00	%(7)	1.75%
Y	None	None	None	None	0.51	%(11)	None		0.14%	0.10%		0.00%	0.75%	0.00	%(7)	0.75%

11

				Account
	Shareholder Fees†			Maintenance
		Maximum		(Low Balance)	Annual Fund Operating Expenses(1)
	Maximum Sales	Deferred		Fee								Acquired		Total
	Charge (Load)	Sales	Redemption/	(for accounts			Distribution					Fund		Annual Fund			Net Annual
	Imposed on	Charge	Exchange	generally	Management		and/or Service		Other	Interest		Fees and		Operating	Fee		Operating
Class	Purchases	(Load)	Fee	under $750)	Fees		(12b-1) Fees		Expenses(2)	Expenses		Expenses(3)		Expenses	Waiver		Expenses

Van Kampen Intermediate Term Municipal Income Fund as of 9/30/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.50	%(11)	0.25	%(4)	0.25%	0.03	%(9)	0.00%		1.03%	0.10	%(11)	0.93%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.50	%(11)	1.00	%(4)(5)	0.26%	0.02	%(9)	0.00%		1.78%	0.10	%(11)	1.68%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.50	%(11)	1.00	%(4)(5)	0.26%	0.02	%(9)	0.00%		1.78%	0.10	%(11)	1.68%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.50	%(11)	None		0.25%	0.02	%(9)	0.00%		0.77%	0.10	%(11)	0.67%
Pro Forma Invesco Van Kampen Intermediate Term Municipal Income Fund combined as of 9/30/09
A	4.75%	None	None	None	0.50	%(11)	0.25%		0.21%	0.03%		0.00%		0.99%	0.10	%(7)(11)	0.89%
B	None	5.00%	None	None	0.50	%(11)	1.00%		0.21%	0.03%		0.00%		1.74%	0.10	%(7)(11)	1.64%
C	None	1.00%	None	None	0.50	%(11)	1.00%		0.21%	0.03%		0.00%		1.74%	0.10	%(7)(11)	1.64%
Y	None	None	None	None	0.50	%(11)	None		0.21%	0.03%		0.00%		0.74%	0.10	%(7)(11)	0.64%
Van Kampen International Advantage Fund as of 8/31/09
A merging into Acquiring Fund A	5.75%	None	2.00%	$12/yr	0.90%		0.25	%(4)	1.05%	—		0.00%		2.20%	0.55	%(6)	1.65%
B merging into Acquiring Fund B	None	5.00%	2.00%	$12/yr	0.90%		1.00	%(4)(5)	1.07%	—		0.00%		2.97%	0.57	%(6)	2.40%
C merging into Acquiring Fund C	None	1.00%	2.00%	$12/yr	0.90%		1.00	%(4)(5)	1.06%	—		0.00%		2.96%	0.56	%(6)	2.40%
I merging into Acquiring Fund Y	None	None	2.00%	$12/yr	0.90%		None		0.88%	—		0.00%		1.78%	0.38	%(6)	1.40%
Pro Forma Invesco Van Kampen International Advantage Fund combined as of 8/31/09
A	5.50%	None	2.00%	None	0.90%		0.25%		1.03%	—		0.00%		2.18%	0.53	%(7)	1.65%
B	None	5.00%	2.00%	None	0.90%		1.00%		1.03%	—		0.00%		2.93%	0.53	%(7)	2.40%
C	None	1.00%	2.00%	None	0.90%		1.00%		1.03%	—		0.00%		2.93%	0.53	%(7)	2.40%
Y	None	None	2.00%	None	0.90%		None		1.03%	—		0.00%		1.93%	0.53	%(7)	1.40%
Van Kampen International Growth Fund as of 8/31/09
A merging into Acquiring Fund A	5.75%	None	2.00%	$12/yr	0.75%		0.25	%(4)	0.40%	—		0.00%		1.40%	0.00%		1.40%
B merging into Acquiring Fund B	None	5.00%	2.00%	$12/yr	0.75%		1.00	%(4)(5)	0.40%	—		0.00%		2.15%	0.00%		2.15%
C merging into Acquiring Fund C	None	1.00%	2.00%	$12/yr	0.75%		1.00	%(4)(5)	0.40%	—		0.00%		2.15%	0.00%		2.15%
I merging into Acquiring Fund Y	None	None	2.00%	$12/yr	0.75%		None		0.40%	—		0.00%		1.15%	0.00%		1.15%
R merging into Acquiring Fund R	None	None	2.00%	None	0.75%		0.50	%(4)(5)	0.40%	—		0.00%		1.65%	0.00%		1.65%
Pro Forma Invesco Van Kampen International Growth Fund combined as of 8/31/09
A	5.50%	None	2.00%	None	0.75%		0.25%		0.40%	—		0.00%		1.40%	0.00	%(7)	1.40%
B	None	5.00%	2.00%	None	0.75%		1.00%		0.40%	—		0.00%		2.15%	0.00	%(7)	2.15%
C	None	1.00%	2.00%	None	0.75%		1.00%		0.40%	—		0.00%		2.15%	0.00	%(7)	2.15%
Y	None	None	2.00%	None	0.75%		None		0.40%	—		0.00%		1.15%	0.00	%(7)	1.15%
R	None	None	2.00%	None	0.75%		0.50%		0.40%	—		0.00%		1.65%	0.00	%(7)	1.65%
Van Kampen Leaders Fund as of 3/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.00%		0.25%		0.48%	—		0.76	%(8)	1.49%	0.23	%(6)	1.26%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.00%		1.00%		0.49%	—		0.76	%(8)	2.25%	0.24	%(6)	2.01%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.00%		1.00%		0.47%	—		0.76	%(8)	2.23%	0.22	%(6)	2.01%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.00%		None		0.47%	—		0.76	%(8)	1.23%	0.22	%(6)	1.01%
Pro Forma Invesco Van Kampen Leaders Fund combined as of 3/31/09
A	5.50%	None	None	None	0.00%		0.25%		0.49%	—		0.76%		1.50%	0.24	%(7)	1.26%
B	None	5.00%	None	None	0.00%		1.00%		0.49%	—		0.76%		2.25%	0.24	%(7)	2.01%
C	None	1.00%	None	None	0.00%		1.00%		0.49%	—		0.76%		2.25%	0.24	%(7)	2.01%
Y	None	None	None	None	0.00%		None		0.49%	—		0.76%		1.25%	0.24	%(7)	1.01%
Van Kampen Limited Duration Fund as of 6/30/09
A merging into Acquiring Fund A	2.25%	None	None	$12/yr	0.30%		0.15	%(12)	0.50%	—		0.00%		0.95%	0.00%		0.95%
B merging into Acquiring Fund B	None	2.00%	None	$12/yr	0.30%		0.65	%(5)(12)	0.51%	—		0.00%		1.46%	0.00%		1.46%
C merging into Acquiring Fund C	None	0.75%	None	$12/yr	0.30%		0.65	%(5)(12)	0.50%	—		0.00%		1.45%	0.00%		1.45%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.30%		None		0.49%	—		0.00%		0.79%	0.00%		0.79%
Pro Forma Invesco Van Kampen Limited Duration Fund combined as of 6/30/09
A	2.50%	None	None	None	0.30%		0.15	%(12)	0.48%	—		0.00%		0.93%	0.00	%(7)	0.93%
B	None	5.00%	None	None	0.30%		0.65	%(12)	0.48%	—		0.00%		1.43%	0.00	%(7)	1.43%
C	None	1.00%	None	None	0.30%		0.65	%(12)	0.48%	—		0.00%		1.43%	0.00	%(7)	1.43%
Y	None	None	None	None	0.30%		None		0.48%	—		0.00%		0.78%	0.00	%(7)	0.78%
Van Kampen Mid Cap Growth Fund as of 3/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.70%		0.25%		0.45%	—		0.00%		1.40%	0.00%		1.40%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.70%		1.00%		0.47%	—		0.00%		2.17%	0.00%		2.17%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.70%		1.00%		0.45%	—		0.00%		2.15%	0.00%		2.15%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.70%		None		0.45%	—		0.00%		1.15%	0.00%		1.15%
R merging into Acquiring Fund R	None	None	None	None	0.70%		0.50%		0.56%	—		0.00%		1.76%	0.00%		1.76%
Pro Forma Invesco Van Kampen Mid Cap Growth Fund combined as of 3/31/09
A	5.50%	None	None	None	0.70%		0.25%		0.47%	—		0.00%		1.42%	0.02	%(7)	1.40%
B	None	5.00%	None	None	0.70%		1.00%		0.47%	—		0.00%		2.17%	0.02	%(7)	2.15%
C	None	1.00%	None	None	0.70%		1.00%		0.47%	—		0.00%		2.17%	0.02	%(7)	2.15%
Y	None	None	None	None	0.70%		None		0.47%	—		0.00%		1.17%	0.02	%(7)	1.15%
R	None	None	None	None	0.70%		0.50%		0.47%	—		0.00%		1.67%	0.02	%(7)	1.65%

12

				Account
	Shareholder Fees†			Maintenance
		Maximum		(Low Balance)	Annual Fund Operating Expenses(1)
	Maximum Sales	Deferred		Fee								Acquired	Total
	Charge (Load)	Sales	Redemption/	(for accounts			Distribution					Fund	Annual Fund			Net Annual
	Imposed on	Charge	Exchange	generally	Management		and/or Service		Other	Interest		Fees and	Operating	Fee		Operating
Class	Purchases	(Load)	Fee	under $750)	Fees		(12b-1) Fees		Expenses(2)	Expenses		Expenses(3)	Expenses	Waiver		Expenses

Van Kampen Municipal Income Fund as of 9/30/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.49%		0.25	%(4)	0.16%	0.11	%(9)	0.00%	1.01%	0.00%		1.01%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.49%		1.00	%(4)(5)	0.16%	0.11	%(9)	0.00%	1.76%	0.00%		1.76%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.49%		1.00	%(4)(5)	0.16%	0.11	%(9)	0.00%	1.76%	0.00%		1.76%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.49%		None		0.17%	0.11	%(9)	0.00%	0.77%	0.00%		0.77%
Pro Forma Invesco Van Kampen Municipal Income Fund combined as of 9/30/09
A	4.75%	None	None	None	0.49%		0.25%		0.15%	0.11%		0.00%	1.00%	0.00	%(7)	1.00%
B	None	5.00%	None	None	0.49%		1.00%		0.15%	0.11%		0.00%	1.75%	0.00	%(7)	1.75%
C	None	1.00%	None	None	0.49%		1.00%		0.15%	0.11%		0.00%	1.75%	0.00	%(7)	1.75%
Y	None	None	None	None	0.49%		None		0.15%	0.11%		0.00%	0.75%	0.00	%(7)	0.75%
Van Kampen New York Tax Free Income Fund as of 9/30/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.47	%(11)	0.25	%(4)	0.31%	0.06	%(9)	0.00%	1.09%	0.25	%(11)	0.84%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.47	%(11)	1.00	%(4)(5)	0.31%	0.06	%(9)	0.00%	1.84%	0.25	%(11)	1.59%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.47	%(11)	1.00	%(4)(5)	0.31%	0.06	%(9)	0.00%	1.84%	0.25	%(11)	1.59%
Pro Forma Invesco Van Kampen New York Tax Free Income Fund combined as of 9/30/09
A	4.75%	None	None	None	0.47	%(11)	0.25%		0.27%	0.06%		0.00%	1.05%	0.25	%(7)(11)	0.80%
B	None	5.00%	None	None	0.47	%(11)	1.00%		0.27%	0.06%		0.00%	1.80%	0.25	%(7)(11)	1.55%
C	None	1.00%	None	None	0.47	%(11)	1.00%		0.27%	0.06%		0.00%	1.80%	0.25	%(7)(11)	1.55%
Van Kampen Pennsylvania Tax Free Income Fund as of 9/30/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.60%		0.25	%(4)	0.28%	0.08	%(9)	0.00%	1.21%	0.00%		1.21%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.60%		1.00	%(4)(5)	0.28%	0.08	%(9)	0.00%	1.96%	0.00%		1.96%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.60%		1.00	%(4)(5)	0.28%	0.08	%(9)	0.00%	1.96%	0.00%		1.96%
Pro Forma Invesco Van Kampen Pennsylvania Tax Free Income Fund combined as of 9/30/09
A	4.75%	None	None	None	0.60%		0.25%		0.25%	0.08%		0.00%	1.18%	0.00	%(7)	1.18%
B	None	5.00%	None	None	0.60%		1.00%		0.25%	0.08%		0.00%	1.93%	0.00	%(7)	1.93%
C	None	1.00%	None	None	0.60%		1.00%		0.25%	0.08%		0.00%	1.93%	0.00	%(7)	1.93%
Van Kampen Real Estate Securities Fund as of 6/30/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.80%		0.25	%(4)	0.75%	—		0.00%	1.80%	0.23	%(6)	1.57%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.80%		1.00	%(4)(5)	0.75%	—		0.00%	2.55%	0.23	%(6)	2.32%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.80%		1.00	%(4)(5)	0.75%	—		0.00%	2.55%	0.23	%(6)	2.32%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.80%		None		0.75%	—		0.00%	1.55%	0.23	%(6)	1.32%
Pro Forma Invesco Van Kampen Real Estate Securities Fund combined as of 6/30/09
A	5.50%	None	None	None	0.80%		0.25%		0.74%	—		0.00%	1.79%	0.24	%(7)	1.55%
B	None	5.00%	None	None	0.80%		1.00%		0.74%	—		0.00%	2.54%	0.24	%(7)	2.30%
C	None	1.00%	None	None	0.80%		1.00%		0.74%	—		0.00%	2.54%	0.24	%(7)	2.30%
Y	None	None	None	None	0.80%		None		0.74%	—		0.00%	1.54%	0.24	%(7)	1.30%
Van Kampen Small Cap Growth Fund as of 3/31/09
A merging into Acquiring Fund A	5.75%	None	2.00%	$12/yr	0.80%		0.25%		0.35%	—		0.00%	1.40%	0.00	%(6)	1.40%
B merging into Acquiring Fund B	None	5.00%	2.00%	$12/yr	0.80%		1.00%		0.33%	—		0.00%	2.13%	0.00	%(6)	2.13%
C merging into Acquiring Fund C	None	1.00%	2.00%	$12/yr	0.80%		1.00%		0.34%	—		0.00%	2.14%	0.00	%(6)	2.14%
I merging into Acquiring Fund Y	None	None	2.00%	$12/yr	0.80%		None		0.35%	—		0.00%	1.15%	0.00	%(6)	1.15%
Pro Forma Invesco Van Kampen Small Cap Growth Fund combined as of 3/31/09
A	5.50%	None	2.00%	None	0.80%		0.25%		0.35%	—		0.00%	1.40%	0.02	%(7)	1.38%
B	None	5.00%	2.00%	None	0.80%		1.00%		0.35%	—		0.00%	2.15%	0.02	%(7)	2.13%
C	None	1.00%	2.00%	None	0.80%		1.00%		0.35%	—		0.00%	2.15%	0.02	%(7)	2.13%
Y	None	None	2.00%	None	0.80%		None		0.35%	—		0.00%	1.15%	0.02	%(7)	1.13%
Van Kampen Small Cap Value Fund as of 3/31/09
A merging into Acquiring Fund A	5.75%	None	2.00%	$12/yr	0.67%		0.25%		0.42%	—		0.00%	1.34%	0.00	%(6)	1.34%
B merging into Acquiring Fund B	None	5.00%	2.00%	$12/yr	0.67%		1.00%		0.43%	—		0.00%	2.10%	0.00	%(6)	2.10%
C merging into Acquiring Fund C	None	1.00%	2.00%	$12/yr	0.67%		1.00%		0.43%	—		0.00%	2.10%	0.00	%(6)	2.10%
I merging into Acquiring Fund Y	None	None	2.00%	$12/yr	0.67%		None		0.42%	—		0.00%	1.09%	0.00	%(6)	1.09%
Pro Forma Invesco Van Kampen Small Cap Value Fund combined as of 3/31/09
A	5.50%	None	2.00%	None	0.67%		0.25%		0.43%	—		0.00%	1.35%	0.01	%(7)	1.34%
B	None	5.00%	2.00%	None	0.67%		1.00%		0.43%	—		0.00%	2.10%	0.01	%(7)	2.09%
C	None	1.00%	2.00%	None	0.67%		1.00%		0.43%	—		0.00%	2.10%	0.01	%(7)	2.09%
Y	None	None	2.00%	None	0.67%		None		0.43%	—		0.00%	1.10%	0.01	%(7)	1.09%
Van Kampen Technology Fund as of 8/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.90%		0.25	%(4)	2.09%	—		0.00%	3.24%	1.29	%(6)	1.95%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.90%		1.00	%(4)(5)	2.09%	—		0.00%	3.99%	1.29	%(6)	2.70%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.90%		1.00	%(4)(5)	2.11%	—		0.00%	4.01%	1.31	%(6)	2.70%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.90%		None		2.09%	—		0.00%	2.99%	1.29	%(6)	1.70%
Pro Forma Invesco Van Kampen Technology Fund combined as of 8/31/09
A	5.50%	None	None	None	0.90%		0.25%		2.13%	—		0.00%	3.28%	1.33	%(7)	1.95%
B	None	5.00%	None	None	0.90%		1.00%		2.13%	—		0.00%	4.03%	1.33	%(7)	2.70%
C	None	1.00%	None	None	0.90%		1.00%		2.13%	—		0.00%	4.03%	1.33	%(7)	2.70%
Y	None	None	None	None	0.90%		None		2.13%	—		0.00%	3.03%	1.33	%(7)	1.70%

13

				Account
	Shareholder Fees†			Maintenance
		Maximum		(Low Balance)	Annual Fund Operating Expenses(1)
	Maximum Sales	Deferred		Fee						Acquired	Total
	Charge (Load)	Sales	Redemption/	(for accounts		Distribution				Fund	Annual Fund			Net Annual
	Imposed on	Charge	Exchange	generally	Management	and/or Service		Other	Interest	Fees and	Operating	Fee		Operating
Class	Purchases	(Load)	Fee	under $750)	Fees	(12b-1) Fees		Expenses(2)	Expenses	Expenses(3)	Expenses	Waiver		Expenses

Van Kampen U.S. Mortgage Fund as of 6/30/09
A merging into Acquiring Fund A	4.75%	None	None	$12/yr	0.47%	0.25	%(4)	0.24%	—	0.00%	0.96%	0.00%		0.96%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.47%	1.00	%(4)(5)	0.26%	—	0.00%	1.73%	0.00%		1.73%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.47%	1.00	%(4)(5)	0.26%	—	0.00%	1.73%	0.00%		1.73%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.47%	None		0.25%	—	0.00%	0.72%	0.00%		0.72%
Pro Forma Invesco Van Kampen U.S. Mortgage Fund combined as of 6/30/09
A	4.75%	None	None	None	0.47%	0.25%		0.28%	—	0.00%	1.00%	0.04	%(7)	0.96%
B	None	5.00%	None	None	0.47%	1.00%		0.28%	—	0.00%	1.75%	0.04	%(7)	1.71%
C	None	1.00%	None	None	0.47%	1.00%		0.28%	—	0.00%	1.75%	0.04	%(7)	1.71%
Y	None	None	None	None	0.47%	None		0.28%	—	0.00%	0.75%	0.04	%(7)	0.71%
Van Kampen Utility Fund as of 3/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.65%	0.25%		0.42%	—	0.00%	1.32%	0.00%		1.32%
B merging into Acquiring Fund B	None	4.00%	None	$12/yr	0.65%	1.00%		0.42%	—	0.00%	2.07%	0.00%		2.07%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.65%	1.00%		0.42%	—	0.00%	2.07%	0.00%		2.07%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.65%	None		0.54%	—	0.00%	1.19%	0.00%		1.19%
Pro Forma Invesco Van Kampen Utility Fund combined as of 3/31/09
A	5.50%	None	None	None	0.65%	0.25%		0.41%	—	0.00%	1.31%	0.00	%(7)	1.31%
B	None	5.00%	None	None	0.65%	1.00%		0.41%	—	0.00%	2.06%	0.00	%(7)	2.06%
C	None	1.00%	None	None	0.65%	1.00%		0.41%	—	0.00%	2.06%	0.00	%(7)	2.06%
Y	None	None	None	None	0.65%	None		0.41%	—	0.00%	1.06%	0.00	%(7)	1.06%
Van Kampen Value Opportunities Fund as of 3/31/09
A merging into Acquiring Fund A	5.75%	None	None	$12/yr	0.75%	0.25%		0.41%	—	0.00%	1.41%	0.00%		1.41%
B merging into Acquiring Fund B	None	5.00%	None	$12/yr	0.75%	1.00%		0.42%	—	0.00%	2.17%	0.00%		2.17%
C merging into Acquiring Fund C	None	1.00%	None	$12/yr	0.75%	1.00%		0.42%	—	0.00%	2.17%	0.00%		2.17%
I merging into Acquiring Fund Y	None	None	None	$12/yr	0.75%	None		0.42%	—	0.00%	1.17%	0.00%		1.17%
Pro Forma Invesco Van Kampen Value Opportunities Fund combined as of 3/31/09
A	5.50%	None	None	None	0.75%	0.25%		0.40%	—	0.00%	1.40%	0.00	%(7)	1.40%
B	None	5.00%	None	None	0.75%	1.00%		0.40%	—	0.00%	2.15%	0.00	%(7)	2.15%
C	None	1.00%	None	None	0.75%	1.00%		0.40%	—	0.00%	2.15%	0.00	%(7)	2.15%
Y	None	None	None	None	0.75%	None		0.40%	—	0.00%	1.15%	0.00	%(7)	1.15%

Footnotes to Fee Tables:

†	Details regarding sales charges imposed on purchases, deferred sales charges and redemption/exchange fees can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Proxy Statement/Prospectus.

(1)	There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of each Acquiring Fund are based on estimated amounts for the current fiscal year.

(2)	Morgan Stanley and Invesco will bear, or will arrange for an entity under common ownership of Morgan Stanley or Invesco to bear, 100% of the costs incurred in connection with the Reorganizations. These reorganization expenses have not been reflected in the tables above.

(3)	Acquired fund fees and expenses are not fees or expenses incurred by each fund directly, but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers reflected below in footnotes 6 and 7. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4)	Class A Shares are subject to a combined annual distribution and service fee of up to 0.25% of the average daily net assets attributable to such class of shares. Class B Shares, Class C Shares and Class R Shares are each subject to a combined annual distribution and service fee of up to 1.00%, 1.00% and 0.50%, respectively, of the average daily net assets attributable to such class of shares.

(5)	While Class B Shares, Class C Shares and Class R Shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 and service fees) mean that over time you could end up paying more for these shares than if you were to pay front-end sales charges for Class A Shares.

(6)	VK Adviser is currently waiving or reimbursing all or a portion of the VK Fund’s management fees or other expenses. The fee waivers and/or expense reimbursements are expected to continue (such that the net annual fund operating expenses do not exceed those amounts listed below in the table) until such time that the VK Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements.

(7)	Effective upon the closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) for each Acquiring Fund as shown in the table below. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limits reflected below in the table (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it hold uninvested cash. These credits are used to pay certain expenses incurred by the fund.

The table below displays the expense limitations for each current VK Fund and pro forma Acquiring Fund:

	Class	Class	Class	Class	Class		Class	Class	Class	Class	Class
VK Fund	A	B	C	I	R	Acquiring Fund	A	B	C	Y	R

Van Kampen American Franchise Fund	1.35%	2.10%	2.10%	1.10%	—	Invesco Van Kampen American Franchise Fund	1.35%	2.10%	2.10%	1.10%	—
Van Kampen American Value Fund	1.50%	2.25%	2.25%	1.25%	1.75%	Invesco Van Kampen American Value Fund	1.41%	2.16%	2.16%	1.16%	1.66%
Van Kampen Asset Allocation Conservative Fund	0.40%	1.15%	1.15%	0.15%	—	Invesco Van Kampen Asset Allocation Conservative Fund	0.40%	1.15%	1.15%	0.15%	—
Van Kampen Asset Allocation Growth Fund	0.40%	1.15%	1.15%	0.15%	—	Invesco Van Kampen Asset Allocation Growth Fund	0.40%	1.15%	1.15%	0.15%	—
Van Kampen Asset Allocation Moderate Fund	0.40%	1.15%	1.15%	0.15%	—	Invesco Van Kampen Asset Allocation Moderate Fund	0.40%	1.15%	1.15%	0.15%	—
Van Kampen California Insured Tax Free Fund	None	None	None	None	—	Invesco Van Kampen California Insured Tax Free Fund	0.95%	1.70%	1.70%	0.70%	—
Van Kampen Capital Growth Fund	None	None	None	None	None	Invesco Van Kampen Capital Growth Fund	1.28%	2.03%	2.03%	1.03%	1.53%
Van Kampen Comstock Fund	None	None	None	None	None	Invesco Van Kampen Comstock Fund	0.89%	1.64%	1.64%	0.64%	1.14%
Van Kampen Core Equity Fund	1.20%	1.95%	1.95%	0.95%	1.45%	Invesco Van Kampen Core Equity Fund	1.20%	1.95%	1.95%	0.95%	1.45%

14

	Class	Class	Class	Class	Class		Class	Class	Class	Class	Class
VK Fund	A	B	C	I	R	Acquiring Fund	A	B	C	Y	R

Van Kampen Core Plus Fixed Income Fund	0.75%	1.50%	1.50%	0.50%	—	Invesco Van Kampen Core Plus Fixed Income Fund	0.75%	1.50%	1.50%	0.50%	—
Van Kampen Corporate Bond Fund	None	None	None	None	—	Invesco Van Kampen Corporate Bond Fund	0.95%	1.70%	1.70%	0.70%	—
Van Kampen Emerging Markets Fund	None	None	None	None	—	Invesco Van Kampen Emerging Markets Fund	2.10%	2.85%	2.85%	1.85%	—
Van Kampen Enterprise Fund	None	None	None	None	—	Invesco Van Kampen Enterprise Fund	1.17%	1.92%	1.92%	0.92%	—
Van Kampen Equity and Income Fund	None	None	None	None	None	Invesco Van Kampen Equity and Income Fund	0.82%	1.57%	1.57%	0.57%	1.07%
Van Kampen Equity Premium Income Fund	1.24%	1.99%	1.99%	0.99%	—	Invesco Van Kampen Equity Premium Income Fund	1.24%	1.99%	1.99%	0.99%	—
Van Kampen Global Bond Fund	1.00%	1.75%	1.75%	0.75%	1.25%	Invesco Van Kampen Global Bond Fund	1.00%	1.75%	1.75%	0.75%	1.25%
Van Kampen Global Equity Allocation Fund	1.70%	2.45%	2.45%	1.45%	—	Invesco Van Kampen Global Equity Allocation Fund	1.70%	2.45%	2.45%	1.45%	—
Van Kampen Global Franchise Fund	1.80%	2.55%	2.55%	1.55%	—	Invesco Van Kampen Global Franchise Fund	1.28%	2.03%	2.03%	1.03%	—
Van Kampen Global Tactical Asset Allocation Fund	1.20%	1.95%	1.95%	0.95%	1.45%	Invesco Van Kampen Global Tactical Asset Allocation Fund	1.20%	1.95%	1.95%	0.95%	1.45%
Van Kampen Government Securities Fund	None	None	None	None	—	Invesco Van Kampen Government Securities Fund	1.03%	1.78%	1.78%	0.78%	—
Van Kampen Growth and Income Fund	None	None	None	None	None	Invesco Van Kampen Growth and Income Fund	0.88%	1.63%	1.63%	0.63%	1.13%
Van Kampen Harbor Fund	None	None	None	None	—	Invesco Van Kampen Harbor Fund	1.11%	1.86%	1.86%	0.86%	—
Van Kampen High Yield Fund	None	None	None	None	—	Invesco Van Kampen High Yield Fund	1.03%	1.78%	1.78%	0.78%	—
Van Kampen High Yield Municipal Fund	1.20%	1.95%	1.95%	0.95%	—	Invesco Van Kampen High Yield Municipal Fund	0.87%	1.62%	1.62%	0.62%	—
Van Kampen Insured Tax Free Income Fund	None	None	None	None	—	Invesco Van Kampen Insured Tax Free Income Fund	0.90%	1.65%	1.65%	0.65%	—
Van Kampen Intermediate Term Municipal Income Fund	None	None	None	None	—	Invesco Van Kampen Intermediate Term Municipal Income Fund	0.90%	1.65%	1.65%	0.65%	—
Van Kampen International Advantage Fund	1.65%	2.40%	2.40%	1.40%	—	Invesco Van Kampen International Advantage Fund	1.65%	2.40%	2.40%	1.40%	—
Van Kampen International Growth Fund	None	None	None	None	None	Invesco Van Kampen International Growth Fund	1.40%	2.15%	2.15%	1.15%	1.65%
Van Kampen Leaders Fund	0.50%	1.25%	1.25%	0.25%	—	Invesco Van Kampen Leaders Fund	0.50%	1.25%	1.25%	0.25%	—
Van Kampen Limited Duration Fund	None	None	None	None	—	Invesco Van Kampen Limited Duration Fund	0.93%	1.43%	1.43%	0.78%	—
Van Kampen Mid Cap Growth Fund	None	None	None	None	None	Invesco Van Kampen Mid Cap Growth Fund	1.40%	2.15%	2.15%	1.15%	1.65%
Van Kampen Municipal Income Fund	None	None	None	None	—	Invesco Van Kampen Municipal Income Fund	0.90%	1.65%	1.65%	0.65%	—
Van Kampen New York Tax Free Income Fund	None	None	None	None	—	Invesco Van Kampen New York Tax Free Income Fund	0.78%	1.53%	1.53%	0.53%	—
Van Kampen Pennsylvania Tax Free Income Fund	None	None	None	None	—	Invesco Van Kampen Pennsylvania Tax Free Income Fund	1.13%	1.88%	1.88%	0.88%	—
Van Kampen Real Estate Securities Fund	1.55%	2.30%	2.30%	1.30%	—	Invesco Van Kampen Real Estate Securities Fund	1.55%	2.30%	2.30%	1.30%	—
Van Kampen Small Cap Growth Fund	1.60%	2.35%	2.35%	1.35%	—	Invesco Van Kampen Small Cap Growth Fund	1.40%	2.15%	2.15%	1.15%	—
Van Kampen Small Cap Value Fund	1.50%	2.25%	2.25%	1.25%	—	Invesco Van Kampen Small Cap Value Fund	1.34%	2.09%	2.09%	1.09%	—
Van Kampen Technology Fund	1.95%	2.70%	2.70%	1.70%	—	Invesco Van Kampen Technology Fund	1.95%	2.70%	2.70%	1.70%	—
Van Kampen U.S. Mortgage Fund	None	None	None	None	—	Invesco Van Kampen U.S. Mortgage Fund	0.96%	1.71%	1.71%	0.71%	—
Van Kampen Utility Fund	None	None	None	None	—	Invesco Van Kampen Utility Fund	1.32%	2.07%	2.07%	1.07%	—
Van Kampen Value Opportunities Fund	None	None	None	None	—	Invesco Van Kampen Value Opportunities Fund	1.41%	2.16%	2.16%	1.16%	—

(8)	Because the amount of the Fund’s assets invested in each of the underlying funds changes daily, the amounts shown in the table are approximate amounts.

(9)	As described in the Fund’s financial statements, certain inverse floating rate investments are created in underlying dealer trust and are accounted for by the Fund as secured borrowings. Among other things, the effects of reporting and inverse floaters this way are to increase the Fund’s assets and liabilities by corresponding and equal amounts and to increase interest income and interest and residual trust expense by corresponding and equal amounts. Thus, this reporting does not impact the Fund’s net asset values per share of the Fund’s total returns, however, this reporting does impact the Fund’s expense ratio (due to the increased expenses as a percentage of net assets).

(10)	Other expenses” are expenses for the current fiscal year.

(11)	VK Advisers has agreed to waive advisory fees in the amount of 0.10% for Van Kampen Intermediate Term Municipal Income Fund and 0.25% for Van Kampen New York Tax Free Income Fund. Invesco Advisers has contractually agreed through at least June 30, 2012 to continue this fee waiver arrangement.

(12)	Class A Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 0.25% of the average daily net assets attributable to such class of shares. Class A Shares purchased on or after October 1, 1999 are subject to a combined annual distribution and service fee of up to 0.15% of the average daily net assets attributable to such class of shares. Class B Shares purchased prior to October 1, 1999 are subject to a combined annual distribution and service fee of up to 1.00% of the average daily net assets attributable to such class of shares. All Class B Shares and Class C Shares purchased on or after October 1, 1999 are each subject to a combined annual distribution and service of up to 0.65% of the average daily net assets attributable to such class of shares.

Expense Example

This Example is intended to help you compare the costs of investing in different classes of a VK Fund and Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the reorganization of the corresponding VK Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the fee table above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.

The Example reflects current fee waivers and expense reimbursements for all 10 years for the VK Funds and for the first two years for the Acquiring Funds. VK Adviser (defined below) is currently waiving all or a portion of the VK Fund’s management fees or other expenses and expects these fee waivers and/or expense reimbursements to continue indefinitely. Invesco Advisers has contractually agreed to waive advisory fees and/or reimburse expenses through at least June 30, 2012. Accordingly, the fee waivers and/or expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

15

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Van Kampen American Franchise Fund as of 8/31/09
A merging into Acquiring Fund A	$705	$978	$1,272	$2,105	$705	$978	$1,272	$2,105
B merging into Acquiring Fund B	713	958	1,279	2,240	213	658	1,129	2,240
C merging into Acquiring Fund C	313	658	1,129	2,431	213	658	1,129	2,431
I merging into Acquiring Fund Y	112	350	606	1,340	112	350	606	1,340
Pro Forma Invesco Van Kampen American Franchise Fund combined as of 8/31/09
A	$680	$960	$1,268	$2,138	$680	$960	$1,268	$2,138
B	713	964	1,348	2,293	213	664	1,148	2,293
C	313	664	1,148	2,483	213	664	1,148	2,483
Y	112	356	626	1,398	112	356	626	1,398
Van Kampen American Value Fund as of 6/30/09
A merging into Acquiring Fund A	$710	$996	$1,302	$2,169	$710	$996	$1,302	$2,169
B merging into Acquiring Fund B	719	976	1,309	2,493	219	676	1,159	2,493
C merging into Acquiring Fund C	319	676	1,159	2,493	219	676	1,159	2,493
I merging into Acquiring Fund Y	121	378	654	1,443	121	378	654	1,443
R merging into Acquiring Fund R	173	536	923	2,009	173	536	923	2,009
Pro Forma Invesco Van Kampen American Value Fund combined as of 6/30/09
A	$686	$973	$1,282	$2,157	$686	$973	$1,282	$2,157
B	719	977	1,363	2,311	219	677	1,163	2,311
C	319	677	1,163	2,502	219	677	1,163	2,502
Y	118	370	642	1,419	118	370	642	1,419
R	169	524	905	1,974	169	524	905	1,974
Van Kampen Asset Allocation Conservative Fund as of 3/31/09
A merging into Acquiring Fund A	$688	$928	$1,187	$1,924	$688	$928	$1,187	$1,924
B merging into Acquiring Fund B	696	906	1,192	2,059	196	606	1,042	2,059
C merging into Acquiring Fund C	296	606	1,042	2,254	196	606	1,042	2,254
I merging into Acquiring Fund Y	95	296	515	1,143	95	296	515	1,143
Pro Forma Invesco Van Kampen Asset Allocation Conservative Fund combined as of 3/31/09
A	$664	$945	$1,290	$2,259	$664	$945	$1,290	$2,259
B	696	949	1,371	2,414	196	649	1,171	2,414
C	296	649	1,171	2,602	196	649	1,171	2,602
Y	95	340	650	1,529	95	340	650	1,529
Van Kampen Asset Allocation Growth Fund as of 3/31/09
A merging into Acquiring Fund A	$693	$943	$1,212	$1,978	$693	$943	$1,212	$1,978
B merging into Acquiring Fund B	701	921	1,218	2,113	201	621	1,068	2,113
C merging into Acquiring Fund C	301	621	1,068	2,306	201	621	1,068	2,306
I merging into Acquiring Fund Y	100	312	542	1,201	100	312	542	1,201
Pro Forma Invesco Van Kampen Asset Allocation Growth Fund combined as of 3/31/09
A	$668	$969	$1,343	$2,389	$668	$969	$1,343	$2,389
B	701	974	1,425	2,543	201	674	1,225	2,543
C	301	674	1,225	2,730	201	674	1,225	2,730
Y	100	366	707	1,671	100	366	707	1,671
Van Kampen Asset Allocation Moderate Fund as of 3/31/09
A merging into Acquiring Fund A	$690	$934	$1,197	$1,946	$690	$934	$1,197	$1,946
B merging into Acquiring Fund B	698	912	1,202	2,080	198	612	1,052	2,080
C merging into Acquiring Fund C	298	612	1,052	2,275	198	612	1,052	2,275
I merging into Acquiring Fund Y	97	303	525	1,166	97	303	525	1,166
Pro Forma Invesco Van Kampen Asset Allocation Moderate Fund combined as of 3/31/09
A	$666	$940	$1,265	$2,183	$666	$940	$1,265	$2,183
B	698	943	1,346	2,338	198	643	1,146	2,338
C	298	643	1,146	2,528	198	643	1,146	2,528
Y	97	335	624	1,447	97	335	624	1,447
Van Kampen California Insured Tax Free Fund as of 9/30/09
A merging into Acquiring Fund A	$568	$766	$981	$1,597	$568	$766	$981	$1,597
B merging into Acquiring Fund B	574	840	1,080	1,823	174	540	930	1,823
C merging into Acquiring Fund C	274	540	930	2,023	174	540	930	2,023
I merging into Acquiring Fund Y	72	224	390	871	72	224	390	871
Pro Forma Invesco Van Kampen California Insured Tax Free Fund combined as of 9/30/09
A	$564	$754	$960	$1,553	$564	$754	$960	$1,553
B	670	826	1,107	1,777	170	526	907	1,777
C	270	526	907	1,976	170	526	907	1,976
Y	68	214	373	835	68	214	373	835
Van Kampen Capital Growth Fund as of 6/30/09
A merging into Acquiring Fund A	$698	$958	$1,237	$2,031	$698	$958	$1,237	$2,031
B merging into Acquiring Fund B	710	949	1,264	2,198	210	649	1,114	2,198
C merging into Acquiring Fund C	310	649	1,114	2,400	210	649	1,114	2,400
I merging into Acquiring Fund Y	107	334	579	1,283	107	334	579	1,283
R merging into Acquiring Fund R	160	495	855	1,866	160	495	855	1,866
Pro Forma Invesco Van Kampen Capital Growth Fund combined as of 6/30/09
A	$673	$938	$1,226	$2,046	$673	$938	$1,226	$2,046
B	706	941	1,306	2,201	206	641	1,106	2,201
C	306	641	1,106	2,393	206	641	1,106	2,393
Y	105	332	582	1,298	105	332	582	1,298
R	156	488	847	1,860	156	488	847	1,860
Van Kampen Comstock Fund as of 6/30/09
A merging into Acquiring Fund A	$670	$872	$1,091	$1,718	$670	$872	$1,091	$1,718
B merging into Acquiring Fund B	677	848	1,094	1,853	177	548	944	1,853
C merging into Acquiring Fund C	277	548	944	2,052	177	548	944	2,052
I merging into Acquiring Fund Y	76	237	411	918	76	237	411	918
R merging into Acquiring Fund R	126	393	681	1,500	126	393	681	1,500
Pro Forma Invesco Van Kampen Comstock Fund combined as of 6/30/09
A	$636	$830	$1,051	$1,688	$636	$830	$1,051	$1,688
B	667	829	1,128	1,845	167	529	928	1,845
C	267	529	928	2,044	167	529	928	2,044
Y	65	217	395	909	65	217	395	909
R	116	374	665	1,491	116	374	665	1,491

16

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Van Kampen Core Equity Fund as of 3/31/09
A merging into Acquiring Fund A	$690	$934	$1,197	$1,946	$690	$934	$1,197	$1,946
B merging into Acquiring Fund B	700	918	1,212	2,097	200	618	1,062	2,097
C merging into Acquiring Fund C	298	612	1,052	2,275	198	612	1,052	2,275
I merging into Acquiring Fund Y	97	303	525	1,166	97	303	525	1,166
R merging into Acquiring Fund R	148	459	792	1,735	148	459	792	1,735
Pro Forma Invesco Van Kampen Core Equity Fund combined as of 3/31/09
A	$666	$1,023	$1,517	$2,874	$666	$1,023	$1,517	$2,874
B	698	1,029	1,602	3,026	198	729	1,402	3,026
C	298	729	1,402	3,204	198	729	1,402	3,204
Y	97	423	894	2,197	97	423	894	2,197
R	148	577	1,151	2,714	148	577	1,151	2,714
Van Kampen Core Plus Fixed Income Fund as of 8/31/09
A merging into Acquiring Fund A	$548	$703	$872	$1,361	$548	$703	$872	$1,361
B merging into Acquiring Fund B	553	774	968	1,588	153	474	818	1,588
C merging into Acquiring Fund C	253	474	818	1,791	153	474	818	1,791
I merging into Acquiring Fund Y	51	160	280	628	51	160	280	628
Pro Forma Invesco Van Kampen Core Plus Fixed Income Fund combined as of 8/31/09
A	$548	$717	$915	$1,484	$548	$717	$915	$1,484
B	653	788	1,061	1,709	153	488	861	1,709
C	253	488	861	1,910	153	488	861	1,910
Y	51	175	325	761	51	175	325	761
Van Kampen Corporate Bond Fund as of 8/31/09
A merging into Acquiring Fund A	$567	$763	$976	$1,586	$567	$763	$976	$1,586
B merging into Acquiring Fund B	573	836	1,073	1,810	173	536	923	1,810
C merging into Acquiring Fund C	273	536	923	2,009	173	536	923	2,009
I merging into Acquiring Fund Y	72	224	390	871	72	224	390	871
Pro Forma Invesco Van Kampen Corporate Bond Fund combined as of 8/31/09
A	$567	$763	$976	$1,586	$567	$763	$976	$1,586
B	673	836	1,123	1,810	173	536	923	1,810
C	273	536	923	2,009	173	536	923	2,009
Y	72	224	390	871	72	224	390	871
Van Kampen Emerging Markets Fund as of 6/30/09
A merging into Acquiring Fund A	$787	$1,229	$1,696	$2,982	$787	$1,229	$1,696	$2,982
B merging into Acquiring Fund B	800	1,218	1,712	3,114	300	918	1,562	3,114
C merging into Acquiring Fund C	400	918	1,562	3,290	300	918	1,562	3,290
I merging into Acquiring Fund Y	188	582	1,001	2,169	188	582	1,001	2,169
Pro Forma Invesco Van Kampen Emerging Markets Fund combined as of 6/30/09
A	$751	$1,182	$1,647	$2,929	$751	$1,182	$1,647	$2,929
B	788	1,193	1,735	3,080	288	893	1,535	3,080
C	288	893	1,535	3,256	288	893	1,535	3,256
Y	188	592	1,033	2,258	188	592	1,033	2,258
Van Kampen Enterprise Fund as of 6/30/09
A merging into Acquiring Fund A	$697	$955	$1,232	$2,021	$697	$955	$1,232	$2,021
B merging into Acquiring Fund B	707	940	1,248	2,171	207	640	1,098	2,171
C merging into Acquiring Fund C	307	640	1,098	2,369	207	640	1,098	2,369
I merging into Acquiring Fund Y	112	350	606	1,340	112	350	606	1,340
Pro Forma Invesco Van Kampen Enterprise Fund combined as of 6/30/09
A	$663	$915	$1,200	$2,009	$663	$915	$1,200	$2,009
B	695	917	1,274	2,165	195	617	1,079	2,165
C	295	617	1,079	2,358	195	617	1,079	2,358
Y	94	308	553	1,258	94	308	553	1,258
Van Kampen Equity and Income Fund as of 6/30/09
A merging into Acquiring Fund A	$659	$837	$1,029	$1,586	$659	$837	$1,029	$1,586
B merging into Acquiring Fund B	665	811	1,031	1,721	165	511	881	1,721
C merging into Acquiring Fund C	265	511	811	1,922	165	511	881	1,922
I merging into Acquiring Fund Y	63	199	346	774	63	199	346	774
R merging into Acquiring Fund R	114	356	617	1,363	114	356	617	1,363
Pro Forma Invesco Van Kampen Equity and Income Fund combined as of 6/30/09
A	$629	$802	$993	$1,545	$629	$802	$993	$1,545
B	660	800	1,068	1,703	160	500	868	1,703
C	260	500	868	1,904	160	500	868	1,904
Y	58	187	332	754	58	187	332	754
R	109	345	604	1,344	109	345	604	1,344
Van Kampen Equity Premium Income Fund as of 8/31/09
A merging into Acquiring Fund A	$694	$946	$1,217	$1,989	$694	$946	$1,217	$1,989
B merging into Acquiring Fund B	702	924	1,223	2,123	202	624	1,073	2,123
C merging into Acquiring Fund C	302	624	1,073	2,317	202	624	1,073	2,317
I merging into Acquiring Fund Y	101	315	547	1,213	101	315	547	1,213
Pro Forma Invesco Van Kampen Equity Premium Income Fund combined as of 8/31/09
A	$669	$937	$1,241	$2,102	$669	$937	$1,241	$2,102
B	702	940	1,321	2,257	202	640	1,121	2,257
C	302	640	1,121	2,448	202	640	1,121	2,448
Y	101	332	598	1,359	101	332	598	1,359
Van Kampen Global Bond Fund as of 10/31/09
A merging into Acquiring Fund A	$572	$778	$1,001	$1,642	$572	$778	$1,001	$1,642
B merging into Acquiring Fund B	578	851	1,099	1,864	178	551	949	1,864
C merging into Acquiring Fund C	278	551	949	2,065	178	551	949	2,065
I merging into Acquiring Fund Y	77	240	417	930	77	240	417	930
R merging into Acquiring Fund R	128	397	687	1,513	128	397	687	1,513
Pro Forma Invesco Van Kampen Global Bond Fund combined as of 10/31/09
A	$572	$885	$1,329	$2,559	$572	$885	$1,329	$2,559
B	678	961	1,481	2,771	178	661	1,281	2,771
C	278	661	1,281	2,953	178	661	1,281	2,953
Y	77	353	765	1,918	77	353	765	1,918
R	127	508	1,026	2,450	127	508	1,026	2,450

17

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Van Kampen Global Equity Allocation Fund as of 6/30/09
A merging into Acquiring Fund A	$738	$1,080	$1,445	$2,468	$738	$1,080	$1,445	$2,468
B merging into Acquiring Fund B	748	1,064	1,456	2,601	248	764	1,306	2,601
C merging into Acquiring Fund C	348	764	1,306	2,786	248	764	1,306	2,786
I merging into Acquiring Fund Y	148	459	792	1,735	148	459	792	1,735
Pro Forma Invesco Van Kampen Global Equity Allocation Fund combined as of 6/30/09
A	$713	$1,089	$1,521	$2,719	$713	$1,089	$1,521	$2,719
B	748	1,097	1,606	2,871	248	797	1,406	2,871
C	348	797	1,406	3,051	248	797	1,406	3,051
Y	148	493	898	2,029	148	493	898	2,029
Van Kampen Global Franchise Fund as of 6/30/09
A merging into Acquiring Fund A	$698	$958	$1,237	$2,031	$698	$958	$1,237	$2,031
B merging into Acquiring Fund B	706	937	1,243	2,166	206	637	1,093	2,166
C merging into Acquiring Fund C	306	637	1,093	2,358	206	637	1,093	2,358
I merging into Acquiring Fund Y	105	328	569	1,259	105	328	569	1,259
Pro Forma Invesco Van Kampen Global Franchise Fund combined as of 6/30/09
A	$673	$935	$1,217	$2,019	$673	$935	$1,217	$2,019
B	706	938	1,296	2,175	206	638	1,096	2,175
C	306	638	1,096	2,367	206	638	1,096	2,367
Y	105	329	572	1,269	105	329	572	1,269
Van Kampen Global Tactical Asset Allocation Fund as of 10/31/09
A merging into Acquiring Fund A	$697	$955	$1,232	$2,021	$697	$955	$1,232	$2,021
B merging into Acquiring Fund B	705	934	1,238	2,155	205	634	1,088	2,155
C merging into Acquiring Fund C	305	634	1,088	2,348	205	634	1,088	2,348
I merging into Acquiring Fund Y	104	325	563	1,248	104	325	563	1,248
R merging into Acquiring Fund R	155	480	829	1,813	155	480	829	1,813
Pro Forma Invesco Van Kampen Global Tactical Asset Allocation Fund combined as of 10/31/09
A	$672	$1,043	$1,551	$2,942	$672	$1,043	$1,551	$2,942
B	705	1,050	1,637	3,094	205	750	1,437	3,094
C	305	750	1,437	3,271	205	750	1,437	3,271
Y	104	445	930	2,271	104	445	930	2,271
R	155	599	1,187	2,784	155	599	1,187	2,784
Van Kampen Government Securities Fund as of 9/30/09
A merging into Acquiring Fund A	$575	$787	$1,017	$1,675	$575	$787	$1,017	$1,675
B merging into Acquiring Fund B	581	860	1,114	1,897	181	560	964	1,897
C merging into Acquiring Fund C	281	560	964	2,095	181	560	964	2,095
I merging into Acquiring Fund Y	80	249	433	966	80	249	433	966
Pro Forma Invesco Van Kampen Government Securities Fund combined as of 9/30/09
A	$575	$787	$1,017	$1,675	$575	$787	$1,017	$1,675
B	681	860	1,164	1,897	181	560	964	1,897
C	281	560	964	2,095	181	560	964	2,095
Y	80	249	433	966	80	249	433	966
Van Kampen Growth and Income Fund as of 11/30/09
A merging into Acquiring Fund A	$660	$840	$1,035	$1,597	$660	$840	$1,035	$1,597
B merging into Acquiring Fund B	666	814	1,037	1,732	166	514	887	1,732
C merging into Acquiring Fund C	266	514	887	1,933	166	514	887	1,933
I merging into Acquiring Fund Y	64	202	351	786	64	202	351	786
R merging into Acquiring Fund R	115	359	622	1,375	115	359	622	1,375
Pro Forma Invesco Van Kampen Growth and Income Fund combined as of 11/30/09
A	$635	$818	$1,014	$1,584	$635	$818	$1,014	$1,584
B	666	815	1,090	1,742	166	515	890	1,742
C	266	515	890	1,942	166	515	890	1,942
Y	64	203	355	796	64	203	355	796
R	115	360	626	1,384	115	360	626	1,384
Van Kampen Harbor Fund as of 6/30/09
A merging into Acquiring Fund A	$689	$931	$1,192	$1,935	$689	$931	$1,192	$1,935
B merging into Acquiring Fund B	698	912	1,202	2,078	198	612	1,052	2,078
C merging into Acquiring Fund C	298	612	1,052	2,275	198	612	1,052	2,275
I merging into Acquiring Fund Y	100	312	542	1,201	100	312	542	1,201
Pro Forma Invesco Van Kampen Harbor Fund combined as of 6/30/09
A	$657	$892	$1,153	$1,900	$657	$892	$1,153	$1,900
B	689	893	1,232	2,056	189	593	1,032	2,056
C	284	593	1,032	2,251	189	593	1,032	2,251
Y	88	283	504	1,140	88	283	504	1,140
Van Kampen High Yield Fund as of 8/31/09
A merging into Acquiring Fund A	$575	$787	$1,017	$1,675	$575	$787	$1,017	$1,675
B merging into Acquiring Fund B	581	860	1,114	1,897	181	560	964	1,897
C merging into Acquiring Fund C	281	560	964	2,095	181	560	964	2,095
I merging into Acquiring Fund Y	80	249	433	966	80	249	433	966
Pro Forma Invesco Van Kampen High Yield Fund combined as of 8/31/09
A	$575	$787	$1,017	$1,675	$575	$787	$1,017	$1,675
B	681	860	1,164	1,897	181	560	964	1,897
C	281	560	964	2,095	181	560	964	2,095
Y	80	249	433	966	80	249	433	966
Van Kampen High Yield Municipal Fund as of 11/30/09
A merging into Acquiring Fund A	$569	$769	$986	$1,608	$569	$769	$986	$1,608
B merging into Acquiring Fund B	575	842	1,083	1,831	175	542	933	1,831
C merging into Acquiring Fund C	275	542	933	2,030	175	542	933	2,030
I merging into Acquiring Fund Y	74	230	401	894	74	230	401	894
Pro Forma Invesco Van Kampen High Yield Municipal Fund combined as of 11/30/09
A	$568	$766	$981	$1,597	$568	$766	$981	$1,597
B	674	839	1,128	1,821	174	539	928	1,821
C	274	539	928	2,019	174	539	928	2,019
Y	73	227	395	883	73	227	395	883

18

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Van Kampen Insured Tax Free Income Fund as of 9/30/09
A merging into Acquiring Fund A	$572	$778	$1,001	$1,641	$572	$778	$1,001	$1,641
B merging into Acquiring Fund B	578	901	1,099	1,864	178	551	949	1,864
C merging into Acquiring Fund C	278	551	949	2,062	178	551	949	2,062
I merging into Acquiring Fund Y	77	240	417	930	77	240	417	930
Pro Forma Invesco Van Kampen Insured Tax Free Income Fund combined as of 9/30/09
A	$572	$778	$1,001	$1,641	$572	$778	$1,001	$1,641
B	678	851	1,149	1,864	178	551	949	1,864
C	278	551	949	2,062	178	551	949	2,062
Y	77	240	417	930	77	240	417	930
Van Kampen Intermediate Term Municipal Income Fund as of 9/30/09
A merging into Acquiring Fund A	$565	$757	$965	$1,564	$565	$757	$965	$1,564
B merging into Acquiring Fund B	571	830	1,063	1,788	171	530	913	1,788
C merging into Acquiring Fund C	271	530	913	1,987	171	530	913	1,987
I merging into Acquiring Fund Y	68	214	373	835	68	214	373	835
Pro Forma Invesco Van Kampen Intermediate Term Municipal Income Fund combined as of 9/30/09
A	$562	$756	$977	$1,613	$562	$756	$977	$1,613
B	667	828	1,125	1,836	167	528	925	1,836
C	267	528	925	2,035	167	528	925	2,035
Y	65	216	391	899	65	216	391	899
Van Kampen International Advantage Fund as of 8/31/09
A merging into Acquiring Fund A	$733	$1,065	$1,420	$2,417	$733	$1,065	$1,420	$2,417
B merging into Acquiring Fund B	743	1,048	1,430	2,550	243	748	1,280	2,550
C merging into Acquiring Fund C	343	748	1,280	2,736	243	748	1,280	2,736
I merging into Acquiring Fund Y	143	443	766	1,680	143	443	766	1,680
Pro Forma Invesco Van Kampen International Advantage Fund combined as of 8/31/09
A	$709	$1,096	$1,561	$2,844	$709	$1,096	$1,561	$2,844
B	743	1,104	1,647	2,996	243	804	1,447	2,996
C	343	804	1,447	3,174	243	804	1,447	3,174
Y	143	501	941	2,165	143	501	941	2,165
Van Kampen International Growth Fund as of 8/31/09
A merging into Acquiring Fund A	$709	$993	$1,297	$2,158	$709	$993	$1,297	$2,158
B merging into Acquiring Fund B	718	973	1,304	2,292	218	673	1,154	2,292
C merging into Acquiring Fund C	318	672	1,153	2,481	218	672	1,153	2,481
I merging into Acquiring Fund Y	117	365	633	1,398	117	365	633	1,398
R merging into Acquiring Fund R	168	520	897	1,955	168	520	897	1,955
Pro Forma Invesco Van Kampen International Growth Fund combined as of 8/31/09
A	$685	$969	$1,274	$2,137	$685	$969	$1,274	$2,137
B	718	973	1,354	2,292	218	673	1,154	2,292
C	318	673	1,154	2,483	218	673	1,154	2,483
Y	117	365	633	1,398	117	365	633	1,398
R	168	520	897	1,955	168	520	897	1,955
Van Kampen Leaders Fund as of 3/31/09
A merging into Acquiring Fund A	$696	$952	$1,227	$2,010	$696	$952	$1,227	$2,010
B merging into Acquiring Fund B	704	930	1,233	2,338	204	630	1,083	2,338
C merging into Acquiring Fund C	304	630	1,083	2,338	204	630	1,083	2,338
I merging into Acquiring Fund Y	103	322	558	1,236	103	322	558	1,236
Pro Forma Invesco Van Kampen Leaders Fund combined as of 3/31/09
A	$671	$952	$1,279	$2,202	$671	$952	$1,279	$2,202
B	704	956	1,360	2,357	204	656	1,160	2,357
C	304	656	1,160	2,546	204	656	1,160	2,546
Y	103	348	639	1,468	103	348	639	1,468
Van Kampen Limited Duration Fund as of 6/30/09
A merging into Acquiring Fund A	$320	$521	$739	$1,365	$320	$521	$739	$1,365
B merging into Acquiring Fund B	349	562	797	1,608	149	462	797	1,608
C merging into Acquiring Fund C	223	459	792	1,735	148	459	792	1,735
I merging into Acquiring Fund Y	81	252	439	978	81	252	439	978
Pro Forma Invesco Van Kampen Limited Duration Fund combined as of 6/30/09
A	$343	$539	$752	$1,364	$343	$539	$752	$1,364
B	646	752	982	1,577	146	452	782	1,577
C	246	452	782	1,713	146	452	782	1,713
Y	80	249	433	966	80	249	433	966
Van Kampen Mid Cap Growth Fund as of 3/31/09
A merging into Acquiring Fund A	$709	$993	$1,297	$2,158	$709	$993	$1,297	$2,158
B merging into Acquiring Fund B	720	979	1,314	2,308	220	679	1,164	2,308
C merging into Acquiring Fund C	318	673	1,154	2,483	218	673	1,154	2,483
I merging into Acquiring Fund Y	117	365	633	1,398	117	365	633	1,398
R merging into Acquiring Fund R	179	554	954	2,073	179	554	954	2,073
Pro Forma Invesco Van Kampen Mid Cap Growth Fund combined as of 3/31/09
A	$685	$971	$1,280	$2,155	$685	$971	$1,280	$2,155
B	718	975	1,361	2,310	218	675	1,161	2,310
C	318	675	1,161	2,500	218	675	1,161	2,500
Y	117	368	640	1,417	117	368	640	1,417
R	168	522	904	1,973	168	522	904	1,973
Van Kampen Municipal Income Fund as of 9/30/09
A merging into Acquiring Fund A	$573	$781	$1,006	$1,653	$573	$781	$1,006	$1,653
B merging into Acquiring Fund B	579	904	1,104	1,875	179	554	954	1,875
C merging into Acquiring Fund C	279	554	954	2,073	179	554	954	2,073
I merging into Acquiring Fund Y	79	246	428	954	79	246	428	954
Pro Forma Invesco Van Kampen Municipal Income Fund combined as of 9/30/09
A	$572	$778	$1,001	$1,641	$572	$778	$1,001	$1,641
B	678	851	1,149	1,864	178	551	949	1,864
C	278	551	949	2,062	178	551	949	2,062
Y	77	240	417	930	77	240	417	930

19

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Van Kampen New York Tax Free Income Fund as of 9/30/09
A merging into Acquiring Fund A	$557	$730	$919	$1,463	$557	$730	$919	$1,463
B merging into Acquiring Fund B	562	852	1,016	1,688	162	502	866	1,688
C merging into Acquiring Fund C	262	502	866	1,889	162	502	866	1,889
Pro Forma Invesco Van Kampen New York Tax Free Income Fund combined as of 9/30/09
A	$553	$745	$979	$1,652	$553	$745	$979	$1,652
B	658	817	1,127	1,875	158	517	927	1,875
C	258	517	927	2,074	158	517	927	2,074
Van Kampen Pennsylvania Tax Free Income Fund as of 9/30/09
A merging into Acquiring Fund A	$592	$841	$1,108	$1,871	$592	$841	$1,108	$1,871
B merging into Acquiring Fund B	599	965	1,207	2,091	199	615	1,057	2,091
C merging into Acquiring Fund C	299	615	1,057	2,285	199	615	1,057	2,285
Pro Forma Invesco Van Kampen Pennsylvania Tax Free Income Fund combined as of 9/30/09
A	$590	$832	$1,093	$1,839	$590	$832	$1,093	$1,839
B	696	906	1,242	2,059	196	606	1,042	2,059
C	296	606	1,042	2,254	196	606	1,042	2,254
Van Kampen Real Estate Securities Fund as of 6/30/09
A merging into Acquiring Fund A	$627	$947	$1,290	$2,254	$627	$947	$1,290	$2,254
B merging into Acquiring Fund B	635	1,024	1,390	2,468	235	724	1,240	2,468
C merging into Acquiring Fund C	335	724	1,240	2,656	235	724	1,240	2,656
I merging into Acquiring Fund Y	134	418	723	1,590	134	418	723	1,590
Pro Forma Invesco Van Kampen Real Estate Securities Fund combined as of 6/30/09
A	$699	$1,037	$1,423	$2,501	$699	$1,037	$1,423	$2,501
B	733	1,044	1,506	2,654	233	744	1,306	2,654
C	333	744	1,306	2,838	233	744	1,306	2,838
Y	132	438	793	1,793	132	438	793	1,793
Van Kampen Small Cap Growth Fund as of 3/31/09
A merging into Acquiring Fund A	$709	$993	$1,297	$2,158	$709	$993	$1,297	$2,158
B merging into Acquiring Fund B	716	967	1,294	2,276	216	667	1,144	2,276
C merging into Acquiring Fund C	317	670	1,149	2,472	217	670	1,149	2,472
I merging into Acquiring Fund Y	117	365	633	1,398	117	365	633	1,398
Pro Forma Invesco Van Kampen Small Cap Growth Fund combined as of 3/31/09
A	$683	$965	$1,270	$2,134	$683	$965	$1,270	$2,134
B	716	969	1,351	2,289	216	669	1,151	2,289
C	316	669	1,151	2,479	216	669	1,151	2,479
Y	115	361	629	1,394	115	361	629	1,394
Van Kampen Small Cap Value Fund as of 3/31/09
A merging into Acquiring Fund A	$704	$976	$1,268	$2,097	$704	$976	$1,268	$2,097
B merging into Acquiring Fund B	713	958	1,279	2,238	213	658	1,129	2,238
C merging into Acquiring Fund C	313	658	1,129	2,431	213	658	1,129	2,431
I merging into Acquiring Fund Y	111	347	601	1,329	111	347	601	1,329
Pro Forma Invesco Van Kampen Small Cap Value Fund combined as of 3/31/09
A	$679	$952	$1,247	$2,083	$679	$952	$1,247	$2,083
B	712	956	1,327	2,238	212	656	1,127	2,238
C	312	656	1,127	2,429	212	656	1,127	2,429
Y	111	348	604	1,338	111	348	604	1,338
Van Kampen Technology Fund as of 8/31/09
A merging into Acquiring Fund A	$762	$1,152	$1,567	$2,719	$762	$1,152	$1,567	$2,719
B merging into Acquiring Fund B	773	1,138	1,580	2,851	273	838	1,430	2,851
C merging into Acquiring Fund C	373	838	1,430	3,032	273	838	1,430	3,032
I merging into Acquiring Fund Y	173	536	923	2,009	173	536	923	2,009
Pro Forma Invesco Van Kampen Technology Fund combined as of 8/31/09
A	$737	$1,262	$1,943	$3,751	$737	$1,262	$1,943	$3,751
B	773	1,276	2,036	3,898	273	976	1,836	3,898
C	373	976	1,836	4,060	273	976	1,836	4,060
Y	173	678	1,350	3,151	173	678	1,350	3,151
Van Kampen U.S. Mortgage Fund as of 6/30/09
A merging into Acquiring Fund A	$568	$766	$981	$1,597	$568	$766	$981	$1,597
B merging into Acquiring Fund B	576	895	1,089	1,837	176	545	939	1,837
C merging into Acquiring Fund C	276	545	939	2,041	176	545	939	2,041
I merging into Acquiring Fund Y	74	230	401	894	74	230	401	894
Pro Forma Invesco Van Kampen U.S. Mortgage Fund combined as of 6/30/09
A	$568	$771	$994	$1,634	$568	$771	$994	$1,634
B	674	843	1,141	1,857	174	543	941	1,857
C	274	543	941	2,056	174	543	941	2,056
Y	73	231	409	923	73	231	409	923
Van Kampen Utility Fund as of 3/31/09
A merging into Acquiring Fund A	$702	$969	$1,256	$2,072	$702	$969	$1,256	$2,072
B merging into Acquiring Fund B	610	997	1,261	2,204	210	647	1,111	2,204
C merging into Acquiring Fund C	310	650	1,115	2,403	210	650	1,115	2,403
I merging into Acquiring Fund Y	121	378	654	1,443	121	378	654	1,443
Pro Forma Invesco Van Kampen Utility Fund combined as of 3/31/09
A	$676	$942	$1,229	$2,042	$676	$942	$1,229	$2,042
B	709	946	1,308	2,197	209	646	1,108	2,197
C	309	646	1,108	2,390	209	646	1,108	2,390
Y	108	337	585	1,294	108	337	585	1,294
Van Kampen Value Opportunities Fund as of 3/31/09
A merging into Acquiring Fund A	$711	$997	$1,304	$2,173	$711	$997	$1,304	$2,173
B merging into Acquiring Fund B	720	979	1,314	2,312	220	679	1,164	2,312
C merging into Acquiring Fund C	320	679	1,164	2,503	220	679	1,164	2,503
I merging into Acquiring Fund Y	119	372	644	1,420	119	372	644	1,420
Pro Forma Invesco Van Kampen Value Opportunities Fund combined as of 3/31/09
A	$685	$969	$1,274	$2,137	$685	$969	$1,274	$2,137
B	718	973	1,354	2,292	218	673	1,154	2,292
C	318	673	1,154	2,483	218	673	1,154	2,483
Y	117	365	633	1,398	117	365	633	1,398

The Example is not a representation of past or future expenses. Each VK Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5%

20

annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the VK Fund’s or the Acquiring Fund’s projected or actual performance.

For further discussion regarding the VK Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

Comparison of Portfolio Managers

It is anticipated that each Acquiring Fund, except those listed below, will be managed by its corresponding VK Fund portfolio management team or a portion thereof. Each Acquiring Fund identified below will employ portfolio managers who are currently associated with Invesco Advisers or its affiliates.

Invesco Van Kampen American Franchise Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Equity and Income Fund*
Invesco Van Kampen Global Bond Fund	Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen High Yield Fund*
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Limited Duration Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Real Estate Securities Fund
Invesco Van Kampen U.S. Mortgage Fund

*	It is anticipated that the Invesco Van Kampen Equity and Income Fund and Invesco Van Kampen High Yield Fund will each retain a portion of the current portfolio management team of the corresponding VK Fund following the Reorganization. Invesco Van Kampen Equity and Income Fund will also employ portfolio managers who are currently associated with Invesco Advisers or its affiliates.

As with any portfolio management team substitution, the portfolio holdings of these Acquiring Funds will likely change following their Reorganizations, although the Acquiring Funds will be managed according to the same investment objective and principal investment strategies as described in each of their prospectuses. Any such change in portfolio holdings may result in the Funds’ realization of capital gains which, to the extent not offset by available capital losses, would be distributed to shareholders (see “Federal Income Tax Consequences” for a discussion of such estimated capital gains distributions). In addition, such change of portfolio holdings may result in brokerage and other costs associated with the purchase and sale of portfolio holdings. These repositioning costs would occur after the portfolio management team assumes responsibility for the day to day management of the Acquiring Fund and the extent of any repositioning will not be known until it occurs. However, as of February 10, 2010, the VK Global Franchise Fund and the VK Emerging Markets Fund are estimated to have repositioning costs of 0.70% and 0.76% of net assets, respectively. These estimates are not a result of differing investments objectives, policies or limitations of the Acquiring Funds but a result of typical portfolio management repositionings that occur in the normal course of business with a portfolio management change. The estimated repositioning costs of the other VK Funds have been determined not to be material.

All Acquiring Fund prospectuses that accompany this Joint Proxy Statement/Prospectus include a description of the employment history of the portfolio managers. The Acquiring Funds do not have any operating history or performance information and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund except those listed above (other than the Invesco Van Kampen Equity and Income Fund and Invesco Van Kampen High Yield Fund) will continue the historical performance information of its corresponding VK Fund. Those Acquiring Funds listed above (other than the Invesco Van Kampen Equity and Income Fund and Invesco Van Kampen High Yield Fund) may not carry over the performance history of their corresponding VK Funds.

Comparison of Investment Advisers

Van Kampen Asset Management (“VK Adviser”) is the investment adviser for each VK Fund. VK Adviser is a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen”) with its principal office located at 522 Fifth Avenue, New York, New York 10036. Van Kampen is a diversified asset management company that services more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $99 billion under management or supervision as of December 31, 2009. Van Kampen is currently an indirect, wholly-owned subsidiary of Morgan Stanley. Morgan Stanley is a preeminent global financial services firm that provides a wide range of investment banking, securities, investment management and wealth management services. If the Transaction is consummated, VK Adviser will become an indirect, wholly-owned subsidiary of Invesco. Invesco is a global investment management company that provides a comprehensive array of investment solutions for retail, institutional and high net worth clients around the world. Invesco operates in 20 countries and its principal U.S. office is located in Atlanta, Georgia.

Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Acquiring Fund. Invesco Advisers will manage the investment operations of the Acquiring Funds (upon consummation of the Reorganizations and commencement of operations) and has agreed to perform or arrange for the performance of each Acquiring Fund’s day-to-day management pursuant to an investment advisory agreement. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers (and its

21

predecessor) has acted as an investment adviser since its organization in 1976. As of December 31, 2009, Invesco Advisers had $ 218 billion under management. Invesco Advisers is an indirect, wholly-owned subsidiary of Invesco.

Under the current VK Adviser advisory agreements, the VK Adviser manages the investment and reinvestment of assets for each VK Fund in accordance with such VK Fund’s investment objectives, policies and investment restrictions, subject to the review and supervision of the VK Board. Except as described below, there are no material differences between the terms of the investment advisory agreement between Invesco Advisers and the Acquiring Funds (“Invesco Advisers Advisory Agreement”) and the terms of the current advisory agreements between VK Adviser and the VK Funds.

Delegation to Subadvisers.  The Van Kampen Global Franchise Fund, Van Kampen Emerging Markets Fund, Van Kampen Global Bond Fund, Van Kampen Technology Fund and Van Kampen Utility Fund (collectively, the “VK Subadvised Funds”) each has engaged Morgan Stanley Investment Management Limited (“MSIML”) as an investment subadviser. In addition, the Van Kampen Global Franchise Fund and Van Kampen Emerging Markets Fund have engaged Morgan Stanley Investment Management Company (“MSIMC” and, together with MSIML, the “VK Subadvisers”) as a second investment subadviser.

The VK Subadvisers select, buy and sell securities for the VK Subadvised Funds under the supervision of VK Adviser. VK Adviser has entered into a subadvisory agreement with each of the VK Subadvisers on behalf of the VK Subadvised Funds. The VK Subadvisers provide the VK Subadvised Funds with investment advisory services subject to the overall supervision of VK Adviser, the VK Subadvised Fund’s officers and the VK Board. VK Adviser pays each of the VK Subadvisers on a monthly basis a portion of the net advisory fees VK Adviser receives from the VK Fund.

The VK Subadvisers are wholly-owned subsidiaries of Morgan Stanley. At December 31, 2009, the VK Subadvisers, together with their investment management affiliates, managed and supervised assets of approximately $395.3 billion. MSIMC’s principal office is located at 23 Church Street, 16-01 Capital Square, Singapore 049481. MSIML’s principal office is located at 25 Cabot Square, Canary Wharf, London, England E14 4QA.

The Invesco Advisers Advisory Agreement applicable to all Acquiring Funds provides that Invesco Advisers may delegate any and all of its rights, duties or obligations to one or more wholly owned affiliates of Invesco as subadvisers. Pursuant to a Master Sub-Advisory Agreement, affiliated subadvisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to each Acquiring Fund. These affiliated subadvisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Australia Limited;

•	Invesco Hong Kong Limited;

•	Invesco Senior Secured Management, Inc.; and

•	Invesco Trimark Ltd.

Securities lending.  The Invesco Advisers Advisory Agreement stipulates that Invesco Advisers will provide certain services to the Acquiring Funds in connection with any securities lending practices such Acquiring Funds may adopt. The VK Funds currently do not engage in securities lending.

Potential Post-Reorganization Temporary Investment Services Agreement.  It is possible that the Reorganization of one or more VK Funds will be consummated prior to the portfolio managers of such Funds being transitioned to Invesco Advisers. Accordingly, the Board of each Acquiring Fund has approved a Temporary Investment Services Agreement with Morgan Stanley Investment Management, Inc. (“MSIM”) and certain of its affiliates that will become effective, if needed, at the time of closing of the Transaction so that these portfolio managers can provide the Acquiring Funds with discretionary investment management services, investment advice, and/or order execution services during the period prior to the portfolio managers’ transition to Invesco Advisers. MSIM is a registered investment adviser under the Investment Advisers Act of 1940 and is located at 522 Fifth Avenue, New York, New York, 10036. MSIM is a wholly-owned subsidiary of Morgan Stanley. Any services provided under the Temporary Investment Services Agreement will be provided to the Acquiring Funds either at cost (i.e., actual out-of-pocket costs, costs attributable to compensation benefits and reimbursable employee out-of-pocket expenses, and reasonable costs attributable to occupancy and certain technology costs) or at the VK Fund’s current advisory fee rate, whichever is less.

Potential Pre-Reorganization Interim Advisory Agreements.  The closing of the Transaction automatically terminates each VK Fund’s current investment advisory contract with VK Adviser and any subadvisory contracts with the VK Subadvisers under the 1940 Act. If shareholders of a VK Fund have not approved the Reorganization of such VK Fund by the time of the closing of the Transaction, it is anticipated that the VK Fund would follow Rule 15a-4 under the 1940 Act, which permits the VK Board to approve that VK Fund entering into an interim investment advisory contract pursuant to which an interim adviser may serve as the investment adviser to the VK Fund for a period not to exceed 150 days following the termination of the current advisory agreement(s) to be able to continue uninterrupted portfolio management services for such VK Fund. After the 150 day period has expired, if shareholders of a VK Fund have still not approved the Reorganization, the VK Board will consider what additional action to take.

22

Comparison of Other Service Providers

The following table identifies the principal service providers that service the VK Funds and the Acquiring Funds:

	Van Kampen Funds	Acquiring Funds

Accounting Services/Administrator:	Van Kampen Asset Management	Invesco Advisers, Inc.
Transfer Agent:	Van Kampen Investor Services, Inc.	Invesco Aim Investment Services, Inc.
Custodian:	State Street Bank and Trust Company	State Street Bank and Trust Company
Distributor:	Van Kampen Funds, Inc.	Invesco Aim Distributors, Inc.
Auditor:	Deloitte & Touche LLP Ernst & Young LLP	PricewaterhouseCoopers LLP

There are no material differences in the types of services provided by the Acquiring Funds’ service providers and the VK Funds’ service providers.

Comparison of Share Classes and Distribution Arrangements

Each share class of a VK Fund will be reorganized into a specific share class of the corresponding Acquiring Fund, which are described below and in Exhibit A of this Joint Proxy Statement/Prospectus. The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the Funds.

Distribution Arrangements.  Van Kampen Funds, Inc. (“VK Distributors”), a wholly-owned subsidiary of Van Kampen, acts as the principal underwriter for each VK Fund pursuant to written agreements (“VK Funds Distribution Agreements”). Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”), a wholly-owned subsidiary of Invesco Advisers, is the principal underwriter for the Acquiring Funds pursuant to written agreements (“Acquiring Funds Distribution Agreements” and, together with the VK Funds Distribution Agreements, the “Distribution Agreements”). The Distribution Agreements provide that VK Distributors and Invesco Aim Distributors have the exclusive right to distribute shares of the VK Funds and the Acquiring Funds, respectively, on a continuous basis directly and through authorized financial intermediaries.

Class Structure.  The VK Funds and the Acquiring Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs. In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares. The share classes offered by the VK Funds and the corresponding share classes of the Acquiring Funds that VK Fund shareholders will receive in connection with the Reorganization are as follows:

VK Funds Share Classes	Acquiring Funds Corresponding Share Classes

Class A	Class A
Class B	Class B
Class C	Class C
Class I	Class Y
Class R	Class R

The eligibility requirements, distribution and service fees and sales charges of the VK Funds and Acquiring Funds are further described, and the material differences are highlighted, in the following sub-sections.

Eligibility requirements.  Class A, Class B, and Class C shares of the VK Funds are generally available for purchase by retail investors through authorized dealers. Class R shares of the VK Funds are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class I shares of the VK Funds are available for purchase exclusively by (i) eligible institutions (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institutions) with assets of at least $1,000,000; (ii) tax-exempt retirement plans with assets of at least $1,000,000 (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans); (iii) fee-based investment programs with assets of at least $1,000,000; (iv) qualified state tuition plan (529 plan) accounts; and (v) certain Van Kampen investment companies.

Class A, Class B, and Class C shares of the Acquiring Funds are generally available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations, and eligible employee benefit plans. Class B shares of the Acquiring Funds are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the “Code”). However, plans that have existing accounts invested in Class B shares of the Acquiring Funds will continue to be allowed to make additional purchases within such retirement plans. Class R shares of the Acquiring Funds are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code, nonqualified deferred compensation plans, health savings accounts maintained pursuant to Section 223 of the Code, and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans,

23

and defined benefit plans. Class R shares of the Acquiring Funds are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs. Class Y shares of the Acquiring Funds are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Acquiring Fund or of Invesco or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Additional information about the eligibility requirements to purchase the VK Funds’ share classes and the Acquiring Funds’ share classes is available in their respective prospectuses and SAIs.

Distribution Plans and Service Plans.  The VK Funds have adopted a distribution plan (the “VK Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act and a service plan (the “VK Service Plan”) with respect to each of their Class A, Class B, Class C, and Class R shares (as applicable). Class I shares of the VK Funds are not subject to the VK Distribution Plan and VK Service Plan.

Pursuant to the VK Distribution Plan and VK Service Plan, each VK Fund is authorized to make payments to VK Distributors in connection with the distribution of VK Fund shares and shareholder services provided at the annual rate of up to 0.25% of the VK Fund’s average daily net assets attributable to Class A shares (except 0.15% for Van Kampen Limited Duration Fund), at the annual rate of up to 1.00% of the VK Fund’s average daily net assets attributable to Class B and Class C shares (except 0.65% for Van Kampen Limited Duration Fund), and at the annual rate of up to 0.50% of the VK Fund’s average daily net assets attributable to Class R shares. From such amount, under the VK Service Plan, the VK Funds may spend up to 0.25% per year of the Fund’s average daily net assets with respect to Class A, Class B, Class C, and Class R shares of the VK Funds (except 0.15% for Van Kampen Limited Duration Fund).

Amounts received by VK Distributors may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. However, notwithstanding the foregoing expense limits, VK Distributors may be reimbursed from a VK Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. In addition, the VK Board has further limited the categories of distribution and shareholder servicing activities for which VK Distributors may be reimbursed. As a result, the distribution and shareholder servicing fees paid by certain VK Funds has at times been lower than the maximum amounts permitted under the plans as described in the preceding paragraph. It is not presently known whether the Acquiring Funds’ Board of Trustees will impose any such limitations; however, consistent with Invesco Advisers contractual limitations on net operating expense ratios of the Acquiring Funds as discussed above, it is not expected that the Acquiring Funds’ Board or Invesco Advisers or its affiliates (including Invesco Aim Distributors) would seek to change the limitations previously imposed by the VK Board through at least June 30, 2012.

The distribution and shareholder servicing plans for the classes of the Acquiring Funds offered in the Reorganizations will operate in a similar manner to the VK Distribution Plans and VK Service Plans. The Acquiring Funds have adopted a distribution plan (the “Acquiring Fund Distribution Plan”) and a service plan (the “Acquiring Fund Service Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Class A, Class B, Class C, and Class R shares. Class Y shares of the Acquiring Funds are not subject to the Acquiring Fund Distribution Plan and Acquiring Fund Service Plan.

Pursuant to the Acquiring Fund Distribution Plan and Acquiring Fund Service Plan, each Acquiring Fund is authorized to make payments to Invesco Aim Distributors in connection with the distribution of Acquiring Fund shares and shareholder services provided at the annual rate of up to 0.25% of the Acquiring Fund’s average daily net assets attributable to Class A shares (except 0.15% for Invesco Van Kampen Limited Duration Fund), at the annual rate of up to 1.00% of the Acquiring Fund’s average daily net assets attributable to Class B and Class C shares (except 0.65% for Invesco Van Kampen Limited Duration Fund), and at the annual rate of up to 0.50% of the Acquiring Fund’s average daily net assets attributable to Class R shares. From such amount, under the Acquiring Fund Service Plan, the Acquiring Funds may spend up to 0.25% per year of the Acquiring Fund’s average daily net assets with respect to Class A, Class B, Class C, and Class R shares of the Acquiring Funds (except 0.15% for Invesco Van Kampen Limited Duration Fund).

Amounts received by Invesco Aim Distributors may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. However, notwithstanding the foregoing expense limits, Invesco Aim Distributors may be reimbursed from Class A, Class B, Class C or Class R of an Acquiring Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders.

Initial Sales Charge, Reductions and Waivers.

You can buy Class A shares of the VK Funds at the offering price, which is the NAV plus an initial sales charge. Although Class A shares may be purchased without an initial sales charge for purchases of $1,000,000 or more, the investment may be subject to a CDSC of 1.00% (0.50% for the Van Kampen Limited Duration Fund) on certain redemptions made within eighteen months of purchase.

The following tables compare the initial sales charge schedules of the VK Funds and the Acquiring Funds. You will not pay an initial sales charge and you will not be charged a CDSC of 1.00% (if applicable) on Acquiring Fund shares that you receive in connection with

24

the Reorganization. However, the Acquiring Fund initial sales charges will apply to any Class A shares of an Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge.

Equity Funds:  Van Kampen American Franchise Fund, Van Kampen American Value Fund, Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund, Van Kampen Asset Allocation Moderate Fund, Van Kampen Capital Growth Fund, Van Kampen Comstock Fund, Van Kampen Core Equity Fund, Van Kampen Emerging Markets Fund, Van Kampen Enterprise Fund, Van Kampen Equity and Income Fund, Van Kampen Equity Premium Income Fund, Van Kampen Global Equity Allocation Fund, Van Kampen Global Franchise Fund, Van Kampen Global Tactical Asset Allocation Fund, Van Kampen Growth and Income Fund, Van Kampen Harbor Fund, Van Kampen International Advantage Fund, Van Kampen International Growth Fund, Van Kampen Leaders Fund, Van Kampen Mid Cap Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Small Cap Value Fund, Van Kampen Technology Fund, Van Kampen Utility Fund, and Van Kampen Value Opportunities Fund

VK Funds

Purchase Amount	As a % of Offering Price
Less than $50,000	5.75%
$50,000 but less than $100,000	4.75
$100,000 but less than $250,000	3.75
$250,000 but less than $500,000	2.75
$500,000 but less than $1,000,000	2.00
$1,000,000 or more	0.00

Acquiring Funds

Purchase Amount	As a % of Offering Price

Less than $50,000	5.50%
$50,000 but less than $100,000	4.50
$100,000 but less than $250,000	3.50
$250,000 but less than $500,000	2.75
$500,000 but less than $1,000,000	2.00
$1,000,000 or more	0.00

Fixed Income Funds:  Van Kampen California Insured Tax Free Fund, Van Kampen Core Plus Fixed Income Fund, Van Kampen Corporate Bond Fund, Van Kampen Global Bond Fund, Van Kampen Government Securities Fund, Van Kampen High Yield Fund, Van Kampen High Yield Municipal Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Municipal Income Fund, Van Kampen New York Tax Free Income Fund, Van Kampen Pennsylvania Tax Free Income Fund, Van Kampen Real Estate Securities Fund, and Van Kampen U.S. Mortgage Fund

VK Funds

Purchase Amount	As a % of Offering Price
Less than $50,000	4.75%
$50,000 but less than $100,000	4.75
$100,000 but less than $250,000	3.75
$250,000 but less than $500,000	2.75
$500,000 but less than $1,000,000	2.00
$1,000,000 or more	0.00

Acquiring Funds

Purchase Amount	As a % of Offering Price
Less than $50,000	4.75%
$50,000 but less than $100,000	4.25
$100,000 but less than $250,000	3.50
$250,000 but less than $500,000	2.50
$500,000 but less than $1,000,000	2.00
$1,000,000 or more	0.00

VK Limited Duration Fund:

VK Fund

Purchase Amount	As a % of Offering Price
Less than $100,000	2.25%
$100,000 but less than $250,000	1.75
$250,000 but less than $500,000	1.50
$500,000 but less than $1,000,000	1.25
$1,000,000 or more	0.00

Acquiring Fund

Purchase Amount	As a % of Offering Price
Less than $100,000	2.50%
$100,000 but less than $250,000	2.00
$250,000 but less than $500,000	1.50
$500,000 but less than $1,000,000	1.25
$1,000,000 or more	0.00

Reductions or Waivers of Initial Sales Charges

The VK Funds and Acquiring Funds both offer reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances, which are similar between the VK Funds and the Acquiring Funds. Although similar, it is possible that VK Fund shareholders who were eligible for sales charge reductions or waivers may not be eligible for such waivers on future purchases of the Acquiring Funds. The Prospectuses of the VK Funds that you own include information on purchasing Class A shares of your VK Funds with a reduced initial sales charge or without an initial sales charge. The enclosed Acquiring Fund prospectus includes information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the VK Funds which you own. Please also see the Acquiring Funds SAIs for additional information on purchasing Class A shares of the Acquiring Funds with a reduced initial sales charge or without an initial sales charge.

Contingent Deferred Sales Charges, Reductions and Waivers.

Class B Shares

You can buy Class B shares of a VK Fund or Class B shares of an Acquiring Fund at the offering price, which is the NAV, without any initial sales charge. If you choose Class B shares, you can buy the shares at NAV and agree that if you sell (redeem) your shares within a certain amount of time of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exemptions apply. With regard to the VK Funds, the CDSC is assessed on an amount equal to the lesser of the then-current market value of the shares

25

or the historical cost of the shares being redeemed (which is the amount actually paid at the time of original purchase). With regard to the Acquiring Funds, the CDSC on redemptions of shares is computed based on the lower of the original purchase price or net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, Class B shares of both the VK Funds and the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase.

The following tables compare the CDSC schedules of the VK Funds and the Acquiring Funds. If you own Class B shares of a VK Fund, the VK Fund CDSC schedule will continue to apply to the Acquiring Fund Class B shares that you receive in connection with the Reorganization and such shares will be deemed to have been purchased on the date that you purchased your Class B VK Fund shares. However, the Acquiring Fund CDSC schedule will apply to any Class B shares of an Acquiring Fund that you purchase after the Reorganization.

Equity Funds:  Van Kampen American Franchise Fund, Van Kampen American Value Fund, Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund, Van Kampen Asset Allocation Moderate Fund, Van Kampen Capital Growth Fund, Van Kampen Comstock Fund, Van Kampen Core Equity Fund, Van Kampen Emerging Markets Fund, Van Kampen Enterprise Fund, Van Kampen Equity and Income Fund, Van Kampen Equity Premium Income Fund, Van Kampen Global Equity Allocation Fund, Van Kampen Global Franchise Fund, Van Kampen Global Tactical Asset Allocation Fund, Van Kampen Growth and Income Fund, Van Kampen Harbor Fund, Van Kampen International Advantage Fund, Van Kampen International Growth Fund, Van Kampen Leaders Fund, Van Kampen Mid Cap Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Small Cap Value Fund, Van Kampen Technology Fund, and Van Kampen Value Opportunities Fund

	VK Fund	Acquiring Fund
Years Since Purchase Made	Class B CDSC	Class B CDSC

First	5.00%	5.00%
Second	4.00	4.00
Third	3.00	3.00
Fourth	2.50	3.00
Fifth	1.50	2.00
Sixth	None	1.00
Seventh and following	None	None

Fixed Income Funds (1 of 3):  Van Kampen Insured Tax Free Income Fund, Van Kampen Municipal Income Fund, Van Kampen New York Tax Free Income Fund, Van Kampen Pennsylvania Tax Free Income Fund, Van Kampen U.S. Mortgage Fund, and Van Kampen Utility Fund

	VK Fund	Acquiring Fund
Years Since Purchase Made	Class B CDSC	Class B CDSC

First	4.00%	5.00%
Second	3.75	4.00
Third	3.50	3.00
Fourth	2.50	3.00
Fifth	1.50	2.00
Sixth	1.00	1.00
Seventh and following	None	None

Fixed Income Funds (2 of 3):  Van Kampen California Insured Tax Free Fund and Van Kampen Intermediate Term Municipal Income Fund

	VK Fund Class B	VK Fund Class B CDSC	Acquiring Fund
	CDSC purchased on or	purchased on or before	Class B
Years Since Purchase Made	after June 1, 2005	June 1, 2005	CDSC

First	4.00%	3.00%	5.00%
Second	4.00	2.50	4.00
Third	3.00	2.00	3.00
Fourth	2.50	1.00	3.00
Fifth	1.50	None	2.00
Sixth	None	None	1.00
Seventh and following	None	None	None

Fixed Income Funds (3 of 3):  Van Kampen Core Plus Fixed Income Fund, Van Kampen Corporate Bond Fund, Van Kampen Global Bond Fund, Van Kampen Government Securities Fund, Van Kampen High Yield Fund, Van Kampen High Yield Municipal Fund, and Van Kampen Real Estate Securities Fund

	VK Fund	Acquiring Fund
Years Since Purchase Made	Class B CDSC	Class B CDSC

First	4.00%	5.00%
Second	4.00	4.00
Third	3.00	3.00
Fourth	2.50	3.00
Fifth	1.50	2.00
Sixth	None	1.00
Seventh and following	None	None

26

Van Kampen Limited Duration Fund:

	VK Fund	Acquiring Fund
Years Since Purchase Made	Class B CDSC	Class B CDSC

First	2.00%	5.00%
Second	1.50	4.00
Third	1.00	3.00
Fourth	0.50	3.00
Fifth	None	2.00
Sixth	None	1.00
Seventh and following	None	None

Class C Shares

You can buy Class C shares of the VK Funds and Class C shares of the Acquiring Funds at the offering price, which is the NAV, without an initial sales charge. The CDSC for Class C shares of a VK Fund and the corresponding Class C shares of each Acquiring Fund are identical. If you sell (redeem) your Class C shares within one year of purchase, you will have to pay a CDSC of 1.00% (0.75% for the Van Kampen Limited Duration Fund) based on your original purchase price of your shares. Class C shares of the VK Funds and the Acquiring Funds are generally not available for purchase of $1 million or more. In determining whether to charge a CDSC, Class C shares of both the VK Funds and the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase. If you own Class C shares of a VK Fund, the Acquiring Fund Class C shares that you receive in connection with the Reorganization will be deemed to have been purchased on the date that you purchased your Class C VK Fund shares for purposes of calculating whether any CDSC is owed upon the sale of such shares.

CDSC Waivers for Class B and Class C Shares

You may qualify for a CDSC waiver. Please see the VK Funds’ prospectuses and SAIs for information on the VK Funds’ Class B and Class C shares CDSC waivers.

Class B and Class C shares of the Acquiring Funds that are otherwise subject to a CDSC will not be charged a CDSC in the following circumstances:

•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

Class B and Class C shares of the VK Funds and the Acquiring Funds acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

Class R, Class I and Class Y Shares

Class R and Class I shares of the VK Funds are not subject to a CDSC. Class R and Class Y shares of the Acquiring Funds are not subject to a CDSC.

Comparison of Purchase and Redemption Procedures

Purchase Procedures.  The purchase procedures employed by the VK Funds and the Acquiring Funds are similar. The VK Funds and the Acquiring Funds each offer shares through their respective distributor on a continuous basis. Shares of the VK Funds and the Acquiring Funds may be purchased directly through their respective transfer agents and through other authorized financial intermediaries. The purchase price of each share of the VK Funds and the Acquiring Funds is based on the net asset value next determined after the order is received in good order by the VK Fund or Acquiring Fund or their respective agent. Shareholders of the Acquiring Funds can make additional purchases in an existing account by mail, telephone, or through the Internet.

Additional information regarding the purchase procedures of the VK Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

Investment Minimums.  The VK Funds have established minimum investment amounts for Class A, Class B and Class C shares. The Acquiring Funds have also established minimum investment amounts for Class A, Class B, Class C and Class Y shares. Class R and Class I shares of the VK Funds and Class R of the Acquiring Funds do not require a minimum investment amount, provided that the other eligibility requirements are otherwise met. These investment minimums required to purchase Class A, Class B, Class C and Class Y shares of the Acquiring Funds will be waived in connection with the Reorganization for any VK Fund shareholder whose account balance is less than the required minimum.

Class A, Class B and Class C shares of the VK Funds require a minimum initial investment of $1,000 for regular accounts and retirement accounts; and $50 for accounts participating in a systematic investment program. Certain exemptions apply as set forth in the VK Funds’ prospectuses.

27

Class A, Class B, Class C and Class Y shares of the Acquiring Funds require a minimum initial investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell accounts). For accounts participating in a systematic investment program, the minimum initial investment is $50 ($25 for IRA, Roth IRA, and Coverdell accounts). Certain exemptions apply as set forth in the Acquiring Funds’ prospectuses.

The VK Funds and the Acquiring Funds each maintain a $50 minimum for subsequent investments for Class A, Class B, and Class C shares (with regard to the Acquiring Funds, $25 for IRA, Roth IRA, and Coverdell accounts). The same minimums apply to subsequent investments in Class Y shares of the Acquiring Funds.

Redemption Procedures.  The redemption procedures employed by the VK Funds and the Acquiring Funds are similar, with a few exceptions. Shareholders of both the VK Funds and the Acquiring Funds may redeem shares by mail, by telephone, through an authorized dealer or financial adviser, and through the Internet. Generally, both the VK Funds and the Acquiring Funds forward redemption proceeds within one day, but no later than seven days, with certain limited exceptions. The VK Funds and the Acquiring Funds each make redemptions in cash, typically by check, electronic bank transfer or wire. Both the VK Funds and the Acquiring Funds reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in kind).

Both the VK Funds and the Acquiring Funds reserve the right to redeem shares when a shareholder’s account balance falls below $500, subject to certain limitations. With respect to Class I shares, the VK Funds, upon learning that a shareholder ceases participation in the relevant plan or program, reserve the right to convert such Class I shares to Class A shares of the VK Fund. The VK Funds and the Acquiring Funds each provide notice and an opportunity for shareholders to increase their account balance prior to redeeming the account.

The Van Kampen California Insured Tax Free Fund, Van Kampen Core Plus Fixed Income Fund, Van Kampen Corporate Bond Fund, Van Kampen Global Bond Fund, Van Kampen Government Securities Fund, Van Kampen High Yield Fund, Van Kampen High Yield Municipal Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Limited Duration Fund, Van Kampen Municipal Income Fund, Van Kampen New York Tax Free Income Fund, Van Kampen Pennsylvania Tax Free Income Fund and Van Kampen U.S. Mortgage Fund each offer shareholders a check writing privilege, which allows shareholders to write checks against the value of the shares in their account. When a check is presented for payment, VK Fund shares are redeemed in an amount equal in value to the amount of the check. The corresponding Acquiring Funds do not offer a check writing privilege.

Redemption Fees.  The Van Kampen Emerging Markets Fund, Van Kampen High Yield Fund, Van Kampen High Yield Municipal Fund, Van Kampen International Advantage Fund, Van Kampen International Growth Fund, Van Kampen Small Cap Growth Fund and Van Kampen Small Cap Value Fund each charge a redemption fee of 2% on shares that are redeemed within 30 days of their purchase. Each corresponding Acquiring Fund also charges a 2% redemption fee on shares that are redeemed within 31 days of their purchase. The redemption fee for a Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund’s portfolio caused by short-term investments in a Fund. This redemption fee is retained by the Fund.

This redemption fee will be waived in connection with the redemption of VK Fund shares as part of the Reorganization. Shares of all Acquiring Funds purchased after the Reorganization will be subject to the Acquiring Fund’s redemption fees.

To determine whether a redemption fee applies, an Acquiring Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, which are not subject to a redemption fee, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).

The redemption fee will be waived on sales or exchanges of Acquiring Fund shares made under certain circumstances, which are described in each Acquiring Fund’s prospectus. Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Additional information relating to redemption fees of VK Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the prospectuses.

Comparison of Exchange Privileges

Shares of a VK Fund may generally be exchanged for shares of the same class of other VK Funds that are available for purchase and offer an exchange feature, except that some shareholders of certain VK Funds may exchange Class I shares for Class A shares of other VK Funds. Exchanges of shares are based on the next determined net asset value per share of the VK Fund after the request to exchange, without any sales charges, subject to minimum purchase requirements, certain limitations, exceptions, and procedures. Class A, Class B and Class C shares of the Van Kampen Emerging Markets Fund, Van Kampen High Yield Fund, Van Kampen High Yield Municipal Fund, Van Kampen International Advantage Fund, Van Kampen International Growth Fund, Van Kampen Small Cap Growth Fund and Van Kampen Small Cap Value Fund will be assessed an exchange fee of 2% on the proceeds of the exchanged shares held for less than 30 days.

Shares of an Acquiring Fund may also be exchanged for shares of the same class of other Acquiring Funds or other funds in the AIM Funds subject to certain limitations, exceptions, and procedures. In addition, each VK Fund shareholder who receives Class Y shares of the corresponding Acquiring Fund will be eligible for a special exchange privilege. Following the closing of such Reorganization, each

28

such VK Fund shareholder may exchange their Class Y shares of the Acquiring Fund for Institutional Class shares of the Acquiring Fund, provided that (1) the Acquiring Fund shareholder meets the eligibility requirements for investment in Institutional Class shares of the Acquiring Fund and (2) the exchange is completed no later than September 30, 2010. The following investors are eligible to invest in Institutional Class shares of Acquiring Funds that offer Institutional Class shares:

•	Banks and trust companies acting in a fiduciary capacity;

•	Bank and trust company common and collective trust funds;

•	Banks and trust companies investing for their own accounts;

•	Entities acting for the account of a public entity (e.g., Taft-Hartley funds, state, cities or government agencies);

•	Funds of funds or other pooled investment vehicles;

•	Corporations investing for their own accounts;

•	Defined benefit plans;

•	Foundations; and

•	Defined contribution plans offered pursuant to Sections 401, 457, 403(a), 403(b) (if sponsored by a Section 501(c)(3) organization) or 403(c).

For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum investment requirement, otherwise the minimum investment requirement for defined contribution plans is $10 million. There is no minimum investment requirement for defined benefit plans, funds of funds or other pooled investment vehicles. The minimum investment requirement for all other eligible investors is $1 million.

Institutional Class shares of Acquiring Funds have different class-specific expenses and a lower expense ratio than Class Y shares. The two share classes, however, generally have the same or similar voting, dividend, liquidation and other rights. Additional information regarding Institutional Class shares of the Acquiring Funds can be found in the Institutional Class prospectus of such Acquiring Funds, which are available, upon request, by calling (800) 959-4246. The information in the Institutional Class prospectus of an Acquiring Fund is not incorporated by reference into this Joint Proxy Statement/Prospectus.

To deter excessive short term trading activity by shareholders of an Acquiring Fund, shareholders of the Acquiring Funds will generally be limited to four exchanges out of a fund per calendar year, although certain transactions will not count toward the exchange limitation. The VK Funds and the Acquiring Funds each reserve the right to reject or limit any order to purchase shares through exchange when they believe it is in the best interests of such Fund. A further description of the Acquiring Funds’ policies related to deterring excessive short term trading activity can be found in an Acquiring Fund’s prospectus.

Shareholders of a VK Fund or an Acquiring Fund seeking to exchange their shares are subject to the exchange policies of the VK Fund or Acquiring Fund into which they are seeking to exchange. In addition, the Fund into which a shareholder is seeking to exchange may have different investment objectives, principal investment strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange. Additional information regarding the VK Funds and the Acquiring Funds, including their exchange privileges, are available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies.  Each VK Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. Each VK Fund and its corresponding Acquiring Fund may declare and pay dividends of net investment income, if any, with the same frequency, which is either monthly, quarterly, semi-annually or annually and capital gains distributions, if any, at least annually. The VK Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. The VK Funds and Acquiring Funds automatically reinvest any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash. The amount of dividends and distributions will vary, and there is no guarantee that either the VK Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution.

Additional information regarding the dividend and distribution policies of the VK Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the prospectuses.

Fiscal Years.  Each Acquiring Fund has the same fiscal year as its corresponding VK Fund. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of the year as the VK Funds delivered this information unless its fiscal year is changed as described below. It is anticipated that certain of the Acquiring Funds will change their fiscal year end following the consummation of the Reorganizations in order to avoid the administrative, accounting and legal complexities that result from having funds with different fiscal year ends in the same legal entity.

29

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Acquiring Fund and each VK Fund, except the Van Kampen Pennsylvania Tax Free Income Fund (the “Pennsylvania Fund”) and the Van Kampen American Value Fund, Van Kampen Emerging Markets Fund, Van Kampen Global Equity Allocation Fund and Van Kampen Global Franchise Fund (together, the “Maryland Funds”), is, or is a series of, a Delaware statutory trust (the “Acquiring Trusts” and the “VK DE Trusts,” respectively). As a result, there are no material differences between the rights of shareholders under the governing state laws of the VK Funds (except the Pennsylvania Fund and the Maryland Funds) and the corresponding Acquiring Funds except differences in rights provided for in the respective governing instruments of these entities, some of which are discussed below. Also described below are material differences between the state laws governing the Pennsylvania Fund and the Maryland Funds and the state laws governing the corresponding Acquiring Funds. The Pennsylvania Fund is a Pennsylvania common law trust (the “PA Trust,” and, together with the VK DE Trusts, the “VK Trusts”), and the Maryland Funds are series or classes of shares of common stock of a Maryland corporation (the “MD Corporation”). References below with respect to the Maryland Funds, as the context may require, also constitute references to the MD Corporation of which such Maryland Funds are a series or class.

The following is a discussion of certain important provisions of the governing instruments and governing laws of, or applicable to, each VK Fund and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing documents, which are on file with the SEC.

Shares.  When issued and paid for in accordance with the prospectus, shares of both a VK Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both a VK Fund and the corresponding Acquiring Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive its pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in kind or in additional Fund shares. In any liquidation of a VK Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, or the net assets of the applicable class or series of the Fund, as the case may be, after satisfaction of all outstanding liabilities and expenses of the Fund.

Organization and Governing Law.  The VK Funds, except the Maryland Funds and Pennsylvania Fund, are organized as Delaware statutory trusts (“DSTs”), or series thereof, pursuant to the Delaware Statutory Trust Act. The Acquiring Funds are also series of trusts organized as DSTs. Each VK Fund and Acquiring Fund organized as a DST or series thereof is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees.

The MD Corporation is incorporated under and governed by the Maryland General Corporation Law (the “MGCL”). The MD Corporation’s operations are further governed by its Articles of Incorporation, as amended, restated or supplemented from time to time (the “Charter”), and its By-Laws, as amended. The business and affairs of the Maryland Funds are managed under the supervision of the Board of Directors of the MD Corporation.

The Pennsylvania Fund is organized as a Pennsylvania common law trust. The Pennsylvania Fund was created and operates in accordance with the common law of the Commonwealth of Pennsylvania. The Pennsylvania Fund is governed by its Declaration and its By-Laws. The business and affairs of the Pennsylvania Fund are managed under the supervision of its Board of Trustees.

Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  Neither the VK Funds nor the Acquiring Funds are required to hold annual shareholders’ meetings under the Delaware Statutory Trust Act, the MGCL or Pennsylvania common law, as applicable, or their respective Declarations, Charter or By-Laws.

The governing instruments of each Fund generally provide that special meetings of shareholders may be called for any purpose at any time by the Board, the Chairman of the Board and, with respect to the VK Funds only, the President. In addition, the governing instruments for each Fund provide that shareholders may call a special meeting of shareholders under certain circumstances. In the case of all Funds, such meeting may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote. With respect to the Maryland Funds, a special meeting of shareholders also may be called for other purposes upon the written request of shareholders owning at least 10% of all votes entitled to be cast at such meeting, provided that the request states the purpose(s) and proposed matter(s) for the meeting and the shareholders requesting the meeting pay the reasonable estimated cost of preparing and mailing the notice.

Submission of Shareholder Proposals.  None of the VK Funds has provisions in its governing instruments requiring that a VK Fund shareholder provide notice to the VK Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the VK Funds and the Acquiring Funds, require that certain conditions be met to present any proposals at shareholder meetings, as described below under “Shareholder Proposals.” The By-Laws of the

30

Acquiring Funds require that certain conditions be met to present any shareholder proposals at either an annual or a special meeting of shareholders, including that notice be given to the Acquiring Fund by a shareholder in advance of a shareholder meeting. For example, with respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Board of the Acquiring Fund determines to elect Trustees at such special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Acquiring Fund no later than the 90th day, nor earlier than the 120th day prior to such special meeting or the 10th day following the public announcement of the meeting date. Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting.

Quorum.  For each VK Fund, a quorum will exist if shareholders of a majority of the shares entitled to vote of the VK Fund are present at the meeting in person or by proxy. For each Acquiring Fund, a quorum will exist if shareholders of one-third of the outstanding shares entitled to vote of the Acquiring Fund are present at the meeting in person or by proxy.

Number of Votes; Aggregate Voting.  The governing instruments of the VK Funds and Acquiring Funds provide that each shareholder is entitled to one vote for each whole share that they hold, and a fractional vote for each fractional share that they hold. The governing instruments of the VK Funds also specify that shareholders are not entitled to cumulative voting in the election of Directors/Trustees. The Acquiring Funds’ governing instruments do not provide for cumulative voting.

The Declarations of the VK Funds, except the Maryland Funds, require that matters submitted to shareholders shall be submitted to a separate vote of the shareholders of each VK Fund entitled to vote thereon except (1) when the 1940 Act or other law requires that the matter be submitted to all shareholders of the VK Trust voting together without regard to a class or series or (2) the Trustees determine that the matter to be voted upon affects only the rights or interests of one or more series but not all. The governing instruments of the Maryland Funds and the Acquiring Funds provide that all shares of the MD Corporation/Acquiring Trusts shall be voted together, except when required by applicable law or when the Directors/Trustees have determined that the matter affects the interests of one or more series (or classes), then only the shareholders of all such affected series (or classes) are entitled to vote on such matters.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Directors/Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Fund do not have a right to vote, the Directors/Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval. Where referenced below, the phrase “Majority Shareholder Vote” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present in person or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Directors/Trustees.  The shareholders of all Funds are entitled to vote for the election and the removal of Directors/Trustees. For all Funds, except the Maryland Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For the Maryland Funds, Directors are elected by a majority of the shares of the MD Corporation present in person or by proxy at the meeting. For all VK Funds (other than the Maryland Funds and those Funds within Van Kampen Trust II, Van Kampen Equity Trust, Van Kampen Equity Trust II, Van Kampen Pennsylvania Tax Free Income Fund, Van Kampen Tax Free Trust, Van Kampen Trust and Van Kampen U.S. Government Trust, as described on Exhibit A) any Trustee may be removed by a vote of a majority of the outstanding shares of such VK Trust. For such other VK Funds and for the Acquiring Funds, any Trustee may be removed by a vote of two-thirds of the outstanding shares of such Trust. For the Maryland Funds, any Director may be removed by the vote of a majority of the shares of the MD Corporation present in person or by proxy.

Amendment of Governing Instruments.  Generally, the Directors/Trustees of each Fund, other than the Maryland Funds, have the right to amend, from time to time, the Declaration and Bylaws for the Funds. For the VK Funds that are, or are series of, Delaware statutory or Pennsylvania common law trusts, shareholders have the right to vote on any amendment to the Declaration that would adversely affect their rights as shareholders. Any such amendment requires the vote of a majority of the outstanding shares entitled to vote. Shareholders of the Acquiring Funds have the power to vote on any amendment to the Declaration that would reduce their rights to indemnification as shareholders. Any such amendment requires the vote of two-thirds of the outstanding shares entitled to vote. In addition, shareholders of these Funds also have the right to vote on any amendments to the Declaration that would amend these voting rights. Any such amendment requires the vote of a majority of the shares cast. Under the MGCL, any amendments to the MD Corporation’s Charter must be approved by shareholders (other than certain amendments to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class that the Fund is authorized to issue and certain other minor changes specified by the MGCL). Under the Charter of the MD Corporation, any such amendment generally requires the vote of a majority of the outstanding shares entitled to vote.

Mergers and Reorganizations.  The Declaration of each VK DE Trust, other than Van Kampen Trust II, and the PA Trust provides that a merger, consolidation or other reorganization of such Fund requires the approval of the holders of not less than a majority of the outstanding shares of such Fund. The Declaration of Van Kampen Trust II provides that any merger, consolidation or other reorganization

31

of Van Kampen Trust II or a series thereof only requires the approval of the Trustees and not shareholders unless required by the 1940 Act or desired by the Trustees. For the Maryland Funds, under the MGCL and the MD Corporation’s Charter a sale of all of a Fund’s assets need not be approved by shareholders although any merger or consolidation requires the approval of holders of not less than a majority of the outstanding shares of the Fund entitled to vote. For each of the Acquiring Funds, the Declarations provide that any merger, consolidation or other reorganization of a Fund (other than solely for the purpose of changing domicile or form of organization) requires the approval of the holders of a majority of the shares cast.

Liquidation of a Fund.  Each VK Fund except the Maryland Funds, Van Kampen Global Bond Fund and Van Kampen Global Tactical Asset Allocation Fund may be liquidated upon a Majority Shareholder Vote. The governing instruments of the corporation of which the Maryland Funds are each a series do not provide shareholders with the right to vote with respect to the liquidation of any class or series of such corporation. Under the MGCL and the Charter of the MD Corporation, dissolution of the MD Corporation, if there is any stock entitled to be voted on the dissolution either outstanding or subscribed for, must be declared advisable by the Board of Directors of the MD Corporation and approved by the shareholders by a majority of the shares entitled to vote. Each Acquiring Fund and the Van Kampen Global Bond Fund and Van Kampen Global Tactical Asset Allocation Fund may be liquidated by the Board of Trustees without shareholder approval.

Liability of Shareholders.  Consistent with the Delaware Statutory Trust Act, the Declarations for each VK DE Trust and the Declarations for the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of the Fund. Similar statutory or other authority limiting statutory trust shareholder liability does not apply in many other states, however, and a shareholder subject to proceedings in courts in other states, which may not apply Delaware law, may be subject to liability. To guard against this risk, the governing instruments for each VK Fund, other than the Maryland Funds, and each Acquiring Fund contain an express disclaimer of shareholder liability for acts of the Fund and provide for shareholder indemnification out of the Fund if any shareholder is personally held liable for the obligations of the Fund. The Declaration for the PA Trust provides that shareholders are not liable for the obligations of the Fund and, along with the Declarations for the VK DE Trusts, requires inclusion of a clause to that effect in every agreement entered into by the Fund. Although shareholders of an unincorporated trust established under Pennsylvania law may, under certain limited circumstances, be held personally liable for the obligations of the trust as though they were general partners in a partnership, the provisions of the Pennsylvania Fund’s Declaration make the likelihood of such personal liability remote. Neither the Charter nor the By-Laws of the MD Corporation contain specific provisions regarding the personal liability of shareholders. However, under the MGCL, shareholders of a Maryland corporation generally will not be held personally liable for the acts or obligations of the corporation, except that a shareholder may be liable to the extent that (i) consideration for the shares has not been paid, (ii) the shareholder knowingly accepts a distribution in violation of the charter or Maryland law, or (iii) the shareholder receives assets of the corporation upon its liquidation and the corporation is unable to meet its debts and obligations, in which case the shareholder may be liable for such debts and obligations to the extent of the assets received in the distribution.

Liability of Directors/ Trustees and Officers.  Consistent with the 1940 Act, the governing instruments for all of the Funds generally provide that no Director/Trustee, officer, employee or agent of the Funds shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions (“Disqualifying Conduct”).

Indemnification.  For each VK Fund, except the Maryland Funds, the Declaration generally requires the VK Fund to indemnify each of its Trustees, officers, employees and agents (“Covered Persons”) against all liabilities and expenses incurred by any Covered Person in connection with defending any action in which such Covered Person may be involved (or with which such Covered Person may be threatened) by reason of being or having held such position with the applicable VK Fund, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the applicable VK Fund; (ii) had engaged in Disqualifying Conduct; and (iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful. Each VK Fund may advance expenses incurred by a Covered Person, provided that the Covered Person shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses was not authorized and (i) the Covered Person provides security for his or her undertaking to reimburse the expenses; (ii) the VK Fund acquires insurance covering such expenses; or (iii) the Trustees not involved in the action, or an independent legal counsel in a written opinion, determine that there is reason to believe the Covered Person will ultimately be found entitled to indemnification. Such rights to indemnification are not exclusive and do not affect any other rights the Covered Person may have, including under any liability insurance policy.

The MD Corporation’s Charter provides that the MD Corporation shall indemnify to the fullest extent permitted by law any director or officer of the MD Corporation who is made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person’s testator or intestate is or was a director or officer of the MD Corporation or serves or served at the request of the MD Corporation any other enterprise as a director or officer. Expenses incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the MD Corporation promptly upon receipt by the MD Corporation of an undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by the MD Corporation. The MGCL authorizes indemnification of directors and officers of a Maryland corporation with regard to any threatened, pending or completed legal action, suit or proceeding. Under the

32

MGCL, indemnification is mandatory if a director or officer has been successful on the merits or otherwise in the defense of any proceeding, or in the defense of any claim, issue or matter in the proceeding, covered by the MGCL. Mandatory indemnification covers all reasonable expenses incurred. Under the MGCL, indemnification is permissive unless it is established that: (1) the act or omission of the director of officer was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (2) the director or officer actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, if the proceeding was a derivative action, no indemnification will be made if the individual is adjudged to be liable to the corporation unless approved by a court, in which case indemnification is limited to expenses.

The Declaration and By-Laws of the Acquiring Funds provide that every Covered Person of an Acquiring Fund shall be indemnified by the applicable Acquiring Fund for expenses incurred or incurred in the defense or settlement of any proceeding to which such Covered Person is made a party or is threatened to be made a party by reason of the fact that such person is a Covered Person. For proceedings not by or in the right of an Acquiring Fund (i.e., derivative lawsuits), such indemnification may also cover fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding. The Acquiring Fund generally must advance to such Covered Persons such expenses in advance of the proceeding’s final disposition to the same extent as provided to the VK Funds’ Covered Persons described above. However, no Covered Person shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.

Terms of the Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit E to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the VK Fund approve the Agreement and other closing conditions are satisfied, the assets of the VK Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the VK Fund and delivery by the Acquiring Fund to the holders of record as of the Effective Time (defined below) of the issued and outstanding shares of the VK Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the VK Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the VK Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of VK Fund shares that you hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the VK Funds are described under the “Comparison of Share Classes and Distribution Arrangements” section and on Exhibit A of this Joint Proxy Statement/Prospectus.

Each VK Fund and Acquiring Fund has made representations and warranties in the form of Agreement attached as Exhibit E that are customary in matters such as the Reorganizations. These representations and warranties were made solely for the benefit of the parties to the Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Agreement by disclosures that were made in connection with the negotiation of the Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Agreement or such other dates as may be specified in the Agreement.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur within a reasonable period thereafter (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Effective Time”), on the basis of values calculated as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the “Valuation Date”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more VK Funds have not approved their respective Reorganizations at the time of the closing of the Transaction. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time.

For a description of the vote required to approve the Agreement, see “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the VK Fund will be terminated in accordance with its governing documents and applicable law.

One of the principal conditions to Closing is that the Transaction has been consummated. The Transaction is governed by a separate transaction agreement, which requires that a minimum amount of assets of Morgan Stanley’s retail asset management business, including

33

the Van Kampen Funds, agrees to transfer to Invesco by a certain date. If this condition is not satisfied, none of the Reorganizations will be consummated.

The obligations of each Acquiring Fund and VK Fund are subject to other conditions, including the following conditions:

•	Acquiring Fund Registration Statement on Form N-14 under the 1933 Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the VK Fund shall have approved the Agreement;

•	the Acquiring Fund and VK Fund have each delivered an officer’s certificate certifying that all agreements and commitments set forth in the Agreement have been satisfied; and

•	the Acquiring Fund and VK Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the VK Fund or its shareholders or Acquiring Fund.

If shareholders of a VK Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board of Directors/Trustees of the VK Fund will consider what additional action to take.

The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before September 30, 2010 or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Morgan Stanley and Invesco have made certain covenants in the Transaction Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Morgan Stanley and Invesco have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser. The Acquiring Fund Board of Trustees currently satisfies such 75% requirement. Invesco has agreed with Morgan Stanley to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.

Federal Income Tax Consequences

The following is a general summary of the material U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. The principal federal income tax consequences that are expected to result from the Reorganization of each VK Fund with and into its corresponding Acquiring Fund, under currently applicable law, are as follows:

•	the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;

•	no gain or loss will be recognized by the VK Fund upon the transfer of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the liabilities of the VK Fund or on the distribution of those shares to the VK Fund’s shareholders;

•	no gain or loss will be recognized by the Acquiring Fund on its receipt of assets of the VK Fund solely in exchange for shares of the Acquiring Fund issued directly to the VK Fund’s shareholders;

•	no gain or loss will be recognized by any shareholder of the VK Fund upon the exchange of shares of the VK Fund solely for shares of the Acquiring Fund;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the VK Fund will be the same as the shareholder’s aggregate tax basis of the shares of the VK Fund surrendered in exchange therefor;

34

•	the holding period of the shares of the Acquiring Fund to be received by a shareholder of the VK Fund will include the period for which such shareholder held the shares of the VK Fund exchanged therefor, provided that such shares of the VK Fund are capital assets in the hands of such shareholder as of the Closing; and

•	the Acquiring Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of the VK Fund.

Prior to the closing of a Reorganization, the VK Fund will distribute to its shareholders any undistributed income and gains to the extent required to avoid entity level tax or as otherwise deemed desirable. Neither the VK Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each VK Fund and its corresponding Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the VK Fund and corresponding Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. The conclusions reached in that opinion with respect to a particular Reorganization could be jeopardized if the representations of the VK Fund and/or the corresponding Acquiring Fund are incorrect in any material respect. A copy of the opinion will be filed with the Securities and Exchange Commission and will be available for public inspection. See “Information Filed with the Securities and Exchange Commission.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the applicable VK Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of the VK Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its VK Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.

General Limitation on Capital Losses.  Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% “change in ownership” of a fund. If, as is anticipated, at the time of the closing of the Reorganization an Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of its corresponding VK Fund as a result of the Reorganization. However, the capital losses of the Acquiring Fund, as the successor in interest to its corresponding VK Fund, may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

In addition, if an Acquiring Fund changes its fiscal year end following the consummation of a Reorganization as discussed under the heading, “Comparison of Dividend and Distribution Policies and Fiscal Years,” the short taxable year resulting from such a change in fiscal year is counted as one full year for purposes of the eight year carryforward period for capital losses. This may cause the capital loss carryovers, if any, of the Acquiring Fund to expire earlier than they otherwise would.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization.

Repositioning of portfolio securities.  As a result of the portfolio management team substitutions that will occur in connection with the Reorganizations, as described under “Comparison of Portfolio Managers,” the new portfolio management team may reposition the holdings in the normal course of the day to day management of the Acquiring Funds. The extent of any such portfolio repositioning and resultant federal income tax consequences can only be determined with certainty following the Closing of a Reorganization. However, the capital gain distribution for the VK Global Franchise Fund and the VK Global Tactical Allocation Fund that may result from such portfolio repositioning has been estimated to be $2.19 and $0.47 per share, respectively. The character and amount of gains realized after Closing as a result of any such portfolio repositioning will differ due to changes in portfolio composition and changes in market values of portfolio securities. The capital gain distribution resulting from portfolio repositioning for the other Acquiring Funds that will receive a new portfolio management team has been estimated not to be material.

Accounting Treatment

The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding VK Fund will be the same as the book cost basis of such assets to the VK Fund. The Acquiring Funds will continue the accounting records of the VK Funds and, as a result, the accounting books and records of the VK Funds will become the accounting books and records of the Acquiring Funds.

BOARD CONSIDERATIONS

At several in-person and telephonic meetings held in August, September, October, November and December 2009, the VK Board discussed and ultimately approved the Reorganizations.

35

At these meetings, the VK Board considered information provided by Morgan Stanley, Van Kampen Investments and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen Investments, can bring additional value to the VK Funds’ shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen businesses compare and complement each other and the synergies of the combined organization, which management believes will benefit the VK Funds’ shareholders. The parties discussed aligning the VK Funds and other funds currently advised by VK Adviser together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures). Thus, as part of the Reorganizations discussed more in this Joint Proxy Statement/Prospectus, it is also expected that Invesco Advisers and its affiliates will provide each Fund with administrative and client servicing services that are currently provided by VK Adviser and its affiliates. The parties discussed these other services, and efforts to capitalize on synergy opportunities from combined scale for the benefit of shareholders, leveraging operating best practices across the organization and the commitment to quality services.

The parties discussed the challenges of getting the Funds on a common operating platform, with particular emphasis on ensuring that portfolio management operations properly migrate to Invesco as part of the Transaction, to ensure uninterrupted services for shareholders and the opportunity for the VK Funds to recognize savings from economies of scale when such savings occur. The parties discussed at length the transition to new portfolio management teams employed by Invesco for those VK Funds where the existing portfolio managers employed by Morgan Stanley and its affiliates were not part of the Transaction and thus were not migrating to Invesco, emphasizing the respective Invesco Advisers investment teams’ background, experience, performance record on similar products, their buy/sell strategy and their ability to manage such funds consistent with each VK Fund’s current investment objectives and policies.

The Board discussed with Morgan Stanley, Van Kampen and Invesco the Transaction and its foreseeable short- and long-term effects on the VK Funds and their shareholders. The members of the VK Board who are not “interested persons” of the VK Funds, as that term is defined in the 1940 Act, conferred separately with their counsel and a consultant (each engaged specifically in connection with their review of the Transaction) about the Transaction on several occasions during the meetings conducted from August through December, 2009.

In connection with the Board’s review of the Transaction, Morgan Stanley, Van Kampen and Invesco advised the Board about a variety of matters, including, but not limited to:

(1) the reputation, financial strength and resources of Invesco, one of the world’s leading independent global investment management firms;

(2) there is not expected to be any diminution in the nature, quality and extent of services provided to the VK Funds and shareholders as a result of the Transaction;

(3) the substantially same investment objectives, principal investment strategies and risks of the VK Funds and the corresponding Acquiring Funds;

(4) the same portfolio managers currently managing some VK Funds will continue managing the corresponding Acquiring Funds after the Transaction;

(5) the transition from current service providers to post-Transaction service providers will not have any foreseeable adverse effect on shareholders;

(6) Invesco will provide a two-year contractual guaranty that will limit the total annual fund operating expenses of each Acquiring Fund to the VK Fund’s total annual fund operating expenses prior to the Transaction;

(7) Morgan Stanley and Invesco will pay all expenses of the VK Funds in connection with the Reorganizations;

(8) four members of the current VK Board will join the Board of the Acquiring Funds and participate in the oversight of such Acquiring Funds. (Note that each VK Fund and Acquiring Fund provide their eligible board members with compensation and benefits, including participation in such Fund’s deferred compensation plan and retirement plan for trustees. In connection with transitioning the VK Funds onto the Invesco mutual funds platform via the Reorganizations, and then terminating and dissolving the VK Funds, it is anticipated that the VK Funds will terminate their deferred compensation plans and retirement plans. Each member of the current VK Board joining the Board of the Acquiring Funds will be eligible to participate in the deferred compensation plans of the Acquiring Funds. The VK Funds will pay out the amounts deferred and/or accrued on the VK Funds’ books through the date of such termination and additional amounts not accrued to date in the amount of the net present value of the benefits the VK Board members would have received had they served until their normal retirement date plus an amount equal to taxes on such payment.

36

Such additional amounts payable to the VK Board members are part of the overall expenses of the Reorganizations and will not be paid by the VK Funds’ shareholders.);

(9) Invesco’s current operations and business strategy are consistent with, and complementary to, the successful operation of its subsidiary, Invesco Advisers;

(10) Shareholders are expected to face no adverse federal income tax consequences as a result of the Transaction or the Reorganizations; and

(11) Invesco and Morgan Stanley have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act.

In its deliberations, the VK Board considered all information it received, as described above, as well as advice and analysis from its counsel and consultant. The VK Board considered the Transaction as a whole and the Reorganization and the impact of the Transaction and the Reorganization on each VK Fund and their respective shareholders. The VK Board concluded, based on all of the information presented, that the Reorganizations were in the best interest of the VK Funds and that shareholders will not be diluted as a result thereof and to recommend that VK Fund shareholders approve the Reorganizations.

ADDITIONAL INFORMATION ABOUT ACQUIRING FUNDS AND VK FUNDS

Follow-on Reorganizations

As of the date of this Proxy Statement/Prospectus, Invesco has not adopted a plan to recommend any additional fund combinations. Following the closing of the Reorganizations, Invesco will evaluate whether it would be desirable to recommend any fund combinations in the future. Such combinations could include a reorganization of an Acquiring Fund into a fund within the AIM Family of Funds (an “AIM Fund”), an AIM Fund into an Acquiring Fund or an Acquiring Fund into another Acquiring Fund. In evaluating any potential fund combination, Invesco will consider all relevant factors, which may include, among others, whether the combination would achieve better economies of scale, lower fund operating costs, or streamline fund offerings. Any recommendation to combine funds would be subject to approval by the boards of trustees of each fund and, if required by the organizational documents of the acquired fund, the shareholders of the acquired fund.

Pending Litigation

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM Funds (not including the Acquiring Funds), INVESCO Funds Group, Inc. (“IFG”) (the former investment advisor to certain AIM Funds), the predecessor to Invesco Advisers, Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”), the distributor of the AIM Funds and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM Funds, IFG, Invesco Advisers, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Funds’ SAIs.

Where to Find More Information

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund Prospectus, which has been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “Fund Management” for more information about the management of the Acquiring Fund; (ii) see “Other Information” for more information about the Acquiring Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Fund, tax consequences to shareholders of various transactions in shares of the Acquiring Fund, and distribution arrangements of the Acquiring Fund.

For more information with respect to each VK Fund concerning the following topics, please refer to the following sections of the VK Fund Prospectuses, which have been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “Comparative Performance” for more information about the performance of the VK Fund; (ii) see “Investment Advisory Services” for more information about the management of the VK Fund; (iii) see “Purchase of Shares” for more information about the pricing of shares of the VK Fund; (iv) see “Federal Income Taxation” for more information about tax consequences to shareholders of various transactions in shares of the VK Fund; (v) see “Distributions from the Fund” for more information about the VK Fund’s policy with respect to dividends and distributions; and (vi) see “Financial Highlights” for more information about the VK Fund’s financial performance.

37

INFORMATION ON VOTING

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. VK Fund shareholders may vote by appearing in person at the Meeting, however, you do not need to attend the Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

Shareholders of record of the VK Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the VK Funds on February 11, 2010, can be found at Exhibit B. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

Your proxy will have the authority to vote and act on your behalf at the Meeting and any adjournment of the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the VK Funds in writing to the address of the VK Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each VK Fund. For each VK Fund, a quorum for this Meeting will exist if shareholders representing a majority of the outstanding shares entitled to vote of the VK Fund on the Record Date are present at the Meeting in person or by proxy.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed Reorganization. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker-non-votes.

Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum. Except as noted below, if a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve a proposal are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the nature of the particular proposals, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation. If a quorum is not present at the Meeting for any Maryland Fund or if quorum is present but sufficient votes to approve a proposal are not received, the chairman of the Meeting or any officer entitled to preside at, or act as Secretary of, the Meeting may adjourn the Meeting for such Maryland Fund from time to time to a date not more than 120 days after the original record date without notice other than announcement at the meeting.

Shareholder Vote Necessary to Approve the Agreement

The VK Board has unanimously approved each Reorganization, subject to shareholder approval. For each VK Fund, other than the Maryland Funds, shareholder approval of a Reorganization requires the affirmative vote of a majority of the outstanding shares of the applicable VK Fund(s). For each Maryland Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of 50% of the outstanding shares of the Maryland Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Maryland Fund. Abstentions and broker non-votes are not considered votes “FOR” a Reorganization at the Meeting. As a result, abstentions and broker non-votes have the same effect as a vote against a Reorganization because approval of a Reorganization requires the affirmative vote of a percentage of the voting securities present in person or represented by proxy or a percentage of the outstanding voting securities.

38

Proxy Solicitation

The VK Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are expected to be approximately $20,883,358. Proxies are expected to be solicited principally by mail, but the VK Funds or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The VK Funds’ officers will not receive any additional or special compensation for any such solicitation. Invesco Advisers and Morgan Stanley will bear 100% of these solicitation costs.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding VK Fund. The following tables are as of November 30, 2009 and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity. The valuation methodologies of the VK Funds and the Acquiring Funds used in compiling the information in the following capitalization tables have been determined not to be materially different.

		Invesco Van Kampen			Pro Forma Invesco Van Kampen
	Van Kampen	American Franchise Fund	Pro Forma		American Franchise Fund
	American Franchise Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$206,717,196	$—	$—		$206,717,196
Class B	25,232,335	—	—		25,232,335
Class C	2,668,689	—	—		2,668,689
Class I	2,852,714	—	(2,852,714	)(3)	—
Class Y	—	—	2,852,714	(3)	2,852,714
Net Asset Value Per Share:
Class A	$9.87	$—	$—		$9.87
Class B	9.72	—	—		9.72
Class C	9.73	—	—		9.73
Class I	9.91	—	—		—
Class Y	—	—	—		9.91
Shares Outstanding:
Class A	20,942,600	—	—		20,942,600
Class B	2,596,679	—	—		2,596,679
Class C	2,741,277	—	—		2,741,277
Class I	287,826	—	(287,826	)(3)	—
Class Y	—	—	287,826	(3)	287,826

		Invesco Van Kampen			Pro Forma Invesco Van Kampen
	Van Kampen	American Value Fund	Pro Forma		American Value Fund
	American Value Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$474,076,203	$—	$—		$474,076,203
Class B	36,178,075	—	—		36,178,075
Class C	39,947,445	—	—		39,947,445
Class I	16,510,932	—	(16,510,932	)(3)	—
Class R	6,395,793	—	—		6,395,793
Class Y	—	—	16,510,932	(3)	16,510,932
Net Asset Value Per Share:
Class A	$21.42	$—	$—		$21.42
Class B	19.52	—	—		19.52
Class C	19.40	—	—		19.40
Class I	21.51	—	—		—
Class R	21.42	—	—		21.42
Class Y	—	—	—		21.51
Shares Outstanding:
Class A	22,129,499	—	—		22,129,499
Class B	1,853,396	—	—		1,853,396
Class C	2,059,610	—	—		2,059,610
Class I	767,626	—	(767,626	)(3)	—
Class R	298,576	—	—		298,576
Class Y	—	—	767,626	(3)	767,626

39

		Invesco Van Kampen Asset			Pro Forma Invesco Van Kampen
	Van Kampen Asset	Allocation			Asset Allocation
	Allocation	Conservative Fund	Pro Forma		Conservative Fund
	Conservative Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$90,836,542	$—	$—		$90,836,542
Class B	17,494,023	—	—		17,494,023
Class C	17,886,928	—	—		17,886,928
Class I	191,730	—	(191,730	)(3)	—
Class Y	—	—	191,730	(3)	191,730
Net Asset Value Per Share:
Class A	$9.52	$—	$—		$9.52
Class B	9.50	—	—		9.50
Class C	9.49	—	—		9.49
Class I	9.52	—	—		—
Class Y	—	—	—		9.52
Shares Outstanding:
Class A	9,541,940	—	—		9,541,940
Class B	1,842,033	—	—		1,842,033
Class C	1,884,121	—	—		1,884,121
Class I	20,129	—	(20,129	)(3)	—
Class Y	—	—	20,129	(3)	20,129

					Pro Forma Invesco Van Kampen
	Van Kampen Asset	Invesco Van Kampen Asset			Asset Allocation
	Allocation Growth	Allocation Growth	Pro Forma		Growth Fund
	Fund	Fund (Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$115,018,786	$—	$—		$115,018,786
Class B	28,154,441	—	—		28,154,441
Class C	15,530,561	—	—		15,530,561
Class I	766,074	—	(766,074	)(3)	—
Class Y	—	—	766,074	(3)	766,074
Net Asset Value Per Share:
Class A	$9.39	$—	$—		$9.39
Class B	9.27	—	—		9.27
Class C	9.28	—	—		9.28
Class I	9.44	—	—		—
Class Y	—	—	—		9.44
Shares Outstanding:
Class A	12,244,774	—	—		12,244,774
Class B	3,036,272	—	—		3,036,272
Class C	1,673,529	—	—		1,673,529
Class I	81,186	—	(81,186	)(3)	—
Class Y	—	—	81,186	(3)	81,186

					Pro Forma Invesco Van Kampen
		Invesco Van Kampen Asset			Asset Allocation
	Van Kampen Asset	Allocation Moderate	Pro Forma		Moderate Fund
	Allocation Moderate Fund	Fund (Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$192,756,379	$—	$—		$192,756,379
Class B	32,302,972	—	—		32,302,972
Class C	24,305,758	—	—		24,305,758
Class I	386,756	—	(386,756	)(3)	—
Class Y	—	—	386,756	(3)	386,756
Net Asset Value Per Share:
Class A	$9.56	$—	$—		$9.56
Class B	9.46	—	—		9.46
Class C	9.47	—	—		9.47
Class I	9.61	—	—		—
Class Y	—	—	—		9.61
Shares Outstanding:
Class A	20,165,757	—	—		20,165,757
Class B	3,414,822	—	—		3,414,822
Class C	2,566,688	—	—		2,566,688
Class I	40,259	—	(40,259	)(3)	—
Class Y	—	—	40,259	(3)	40,259

40

	Van Kampen	Invesco Van Kampen			Pro Forma Invesco Van Kampen
	California Insured Tax	California Insured Tax	Pro Forma		California Insured Tax
	Free Fund	Free Fund (Acquiring Fund)(1)	Adjustments(2)		Free Fund (Acquiring Fund)

Net Assets:
Class A	$163,991,822	$—	$—		$163,991,822
Class B	7,129,523	—	—		7,129,523
Class C	10,363,512	—	—		10,363,512
Class I	345,707	—	(345,707	)(3)	—
Class Y	—	—	345,707	(3)	345,707
Net Asset Value Per Share:
Class A	$16.35	$—	$—		$16.35
Class B	16.63	—	—		16.63
Class C	16.35	—	—		16.35
Class I	16.34	—	—		—
Class Y	—	—	—		16.34
Shares Outstanding:
Class A	10,032,297	—	—		10,032,297
Class B	428,776	—	—		428,776
Class C	633,712	—	—		633,712
Class I	21,159	—	(21,159	)(3)	—
Class Y	—	—	21,159	(3)	21,159

		Invesco Van Kampen Capital			Pro Forma Invesco Van Kampen
	Van Kampen Capital	Growth Fund	Pro Forma		Capital Growth Fund
	Growth Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$2,941,500,474	$—	$—		$2,941,500,474
Class B	367,689,285	—	—		367,689,285
Class C	132,892,730	—	—		132,892,730
Class I	143,671,775	—	(143,671,775	)(3)	—
Class R	2,391,809	—	—		2,391,809
Class Y	—	—	143,671,775	(3)	143,671,775
Net Asset Value Per Share:
Class A	$10.81	$—	$—		$10.81
Class B	10.20	—	—		10.20
Class C	10.13	—	—		10.13
Class I	10.91	—	—		—
Class R	10.74	—	—		10.74
Class Y	—	—	—		10.91
Shares Outstanding:
Class A	272,047,535	—	—		272,047,535
Class B	36,059,535	—	—		36,059,535
Class C	13,115,645	—	—		13,115,645
Class I	13,172,616	—	(13,172,616	)(3)	—
Class R	222,628	—	—		222,628
Class Y	—	—	13,172,616	(3)	13,172,616

		Invesco Van Kampen			Pro Forma Invesco Van Kampen
	Van Kampen	Comstock Fund	Pro Forma		Comstock Fund
	Comstock Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$5,754,811,142	$—	$—		$5,754,811,142
Class B	770,929,208	—	—		770,929,208
Class C	538,359,276	—	—		538,359,276
Class I	1,130,782,625	—	(1,130,782,625	)(3)	—
Class R	165,142,270	—	—		165,142,270
Class Y	—	—	1,130,782,625	(3)	1,130,782,625
Net Asset Value Per Share:
Class A	$13.57	$—	$—		$13.57
Class B	13.57	—	—		13.57
Class C	13.56	—	—		13.56
Class I	13.57	—	—		—
Class R	13.57	—	—		13.57
Class Y	—	—	—		13.57
Shares Outstanding:
Class A	424,040,437	—	—		424,040,437
Class B	56,803,224	—	—		56,803,224
Class C	39,695,783	—	—		39,695,783
Class I	83,300,658	—	(83,300,658	)(3)	—
Class R	12,170,885	—	—		12,170,885
Class Y	—	—	83,300,658	(3)	83,300,658

41

		Invesco Van Kampen Core			Pro Forma Invesco Van Kampen
	Van Kampen Core	Equity Fund	Pro Forma		Core Equity Fund
	Equity Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$8,511,474	$—	$—		$8,511,474
Class B	760,224	—	—		760,224
Class C	777,328	—	—		777,328
Class I	31,551,828	—	(31,551,828	)(3)	—
Class R	70,099	—	—		70,099
Class Y	—	—	31,551,828	(3)	31,551,828
Net Asset Value Per Share:
Class A	$7.01	$—	$—		$7.01
Class B	6.95	—	—		6.95
Class C	6.95	—	—		6.95
Class I	7.03	—	—		—
Class R	7.01	—	—		7.01
Class Y	—	—	—		7.03
Shares Outstanding:
Class A	1,214,395	—	—		1,214,395
Class B	109,449	—	—		109,449
Class C	111,849	—	—		111,849
Class I	4,487,312	—	(4,487,312	)(3)	—
Class R	10,000	—	—		10,000
Class Y	—	—	4,487,312	(3)	4,487,312

					Pro Forma Invesco Van Kampen
	Van Kampen Core	Invesco Van Kampen Core			Core Plus Fixed
	Plus Fixed Income	Plus Fixed Income	Pro Forma		Income Fund
	Fund	Fund (Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$96,526,109	$—	$—		$96,526,109
Class B	9,339,229	—	—		9,339,229
Class C	14,280,311	—	—		14,280,311
Class I	163,171,204	—	(163,171,204	)(3)	—
Class Y	—	—	163,171,204	(3)	163,171,204
Net Asset Value Per Share:
Class A	$9.50	$—	$—		$9.50
Class B	9.45	—	—		9.45
Class C	9.44	—	—		9.44
Class I	9.50	—	—		—
Class Y	—	—	—		9.50
Shares Outstanding:
Class A	10,163,505	—	—		10,163,505
Class B	988,723	—	—		988,723
Class C	1,512,433	—	—		1,512,433
Class I	17,172,286	—	(17,172,286	)(3)	—
Class Y	—	—	17,172,286	(3)	17,172,286

		Invesco Van Kampen			Pro Forma Invesco Van Kampen
	Van Kampen	Corporate Bond Fund	Pro Forma		Corporate Bond Fund
	Corporate Bond Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$636,303,023	$—	$—		$636,303,023
Class B	77,697,990	—	—		77,697,990
Class C	44,667,233	—	—		44,667,233
Class I	76,322,593	—	(76,322,593	)(3)	—
Class Y	—	—	76,322,593	(3)	76,322,593
Net Asset Value Per Share:
Class A	$6.55	$—	$—		$6.55
Class B	6.53	—	—		6.53
Class C	6.53	—	—		6.53
Class I	6.55	—	—		—
Class Y	—	—	—		6.55
Shares Outstanding:
Class A	97,181,765	—	—		97,181,765
Class B	11,892,889	—	—		11,892,889
Class C	6,839,192	—	—		6,839,192
Class I	11,660,503	—	(11,660,503	)(3)	—
Class Y	—	—	11,660,503	(3)	11,660,503

42

	Van Kampen	Invesco Van Kampen			Pro Forma Invesco Van Kampen
	Emerging Markets	Emerging Markets	Pro Forma		Emerging Markets Fund
	Fund	Fund (Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$259,202,613	$—	$(1,711,976	)(4)	$257,490,637
Class B	44,263,141	—	(353,462	)(4)	43,909,679
Class C	52,244,995	—	(401,629	)(4)	51,843,366
Class I	43,507,402	—	(43,507,402	)(3)	—
Class Y	—	—	43,221,102	(3)(4)	43,221,102
Net Asset Value Per Share:
Class A	$13.75	$—	$—		$13.66
Class B	11.41	—	—		11.32
Class C	11.49	—	—		11.40
Class I	13.89	—	—		—
Class Y	—	—	—		13.80
Shares Outstanding:
Class A	18,856,857	—	—		18,856,857
Class B	3,878,505	—	—		3,878,505
Class C	4,546,350	—	—		4,546,350
Class I	3,132,505	—	(3,132,505	)(3)	—
Class Y	—	—	3,132,505	(3)	3,132,505

		Invesco Van Kampen			Pro Forma Invesco Van Kampen
	Van Kampen	Enterprise Fund	Pro Forma		Enterprise Fund
	Enterprise Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$760,966,927	$—	$—		$760,966,927
Class B	62,758,329	—	—		62,758,329
Class C	11,808,915	—	—		11,808,915
Class I	878,159	—	(878,159	)(3)	—
Class Y	—	—	878,159	(3)	878,159
Net Asset Value Per Share:
Class A	$14.03	$—	$—		$14.03
Class B	12.47	—	—		12.47
Class C	12.61	—	—		12.61
Class I	14.08	—	—		—
Class Y	—	—	—		14.08
Shares Outstanding:
Class A	54,235,908	—	—		54,235,908
Class B	5,031,700	—	—		5,031,700
Class C	936,200	—	—		936,200
Class I	62,371	—	(62,371	)(3)	—
Class Y	—	—	62,371	(3)	62,371

					Pro Forma Invesco Van Kampen
		Invesco Van Kampen Equity			Equity and Income
	Van Kampen Equity	and Income Fund	Pro Forma		Fund
	and Income Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$8,439,614,599	$—	$—		$8,439,614,599
Class B	1,614,319,105	—	—		1,614,319,105
Class C	1,383,866,027	—	—		1,383,866,027
Class I	524,297,619	—	(524,297,619	)(3)	—
Class R	166,444,214	—	—		166,444,214
Class Y	—	—	524,297,619	(3)	524,297,619
Net Asset Value Per Share:
Class A	$7.77	$—	$—		$7.77
Class B	7.62	—	—		7.62
Class C	7.65	—	—		7.65
Class I	7.77	—	—		—
Class R	7.80	—	—		7.80
Class Y	—	—	—		7.77
Shares Outstanding:
Class A	1,086,633,956	—	—		1,086,633,956
Class B	211,854,258	—	—		211,854,258
Class C	180,896,882	—	—		180,896,882
Class I	67,462,011	—	(67,462,011	)(3)	—
Class R	21,343,536	—	—		21,343,536
Class Y	—	—	67,462,011	(3)	67,462,011

43

		Invesco Van Kampen Equity			Pro Forma Invesco Van Kampen
	Van Kampen Equity	Premium Income Fund	Pro Forma		Equity Premium Income
	Premium Income Fund	(Acquiring Fund)(1)	Adjustments(2)		Fund (Acquiring Fund)

Net Assets:
Class A	$107,631,895	$—	$—		$107,631,895
Class B	17,452,335	—	—		17,452,335
Class C	76,861,901	—	—		76,861,901
Class I	3,199,635	—	(3,199,635	)(3)	—
Class Y	—	—	3,199,635	(3)	3,199,635
Net Asset Value Per Share:
Class A	$7.79	$—	$—		$7.79
Class B	7.68	—	—		7.68
Class C	7.68	—	—		7.68
Class I	7.80	—	—		—
Class Y	—	—	—		7.80
Shares Outstanding:
Class A	13,823,725	—	—		13,823,725
Class B	2,273,004	—	—		2,273,004
Class C	10,009,369	—	—		10,009,369
Class I	410,143	—	(410,143	)(3)	—
Class Y	—	—	410,143	(3)	410,143

					Pro Forma Invesco Van Kampen
	Van Kampen Global	Invesco Van Kampen Global	Pro Forma		Global Bond Fund
	Bond Fund	Bond Fund (Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$3,190,528	$—	$—		$3,190,528
Class B	744,603	—	—		744,603
Class C	569,071	—	—		569,071
Class I	21,357,874	—	(21,357,874	)(3)	—
Class R	108,392	—	—		108,392
Class Y	—	—	21,357,874	(3)	21,357,874
Net Asset Value Per Share:
Class A	$10.88	$—	$—		$10.88
Class B	10.83	—	—		10.83
Class C	10.90	—	—		10.90
Class I	10.90	—	—		—
Class R	10.84	—	—		10.84
Class Y	—	—	—		10.90
Shares Outstanding:
Class A	293,239	—	—		293,239
Class B	68,764	—	—		68,764
Class C	52,207	—	—		52,207
Class I	1,960,202	—	(1,960,202	)(3)	—
Class R	10,000	—	—		10,000
Class Y	—	—	1,960,202	(3)	1,960,202

					Pro Forma Invesco Van Kampen
	Van Kampen Global	Invesco Van Kampen Global			Global Equity
	Equity Allocation	Equity Allocation	Pro Forma		Allocation
	Fund	Fund (Acquiring Fund)(1)	Adjustments(2)		Fund (Acquiring Fund)

Net Assets:
Class A	$170,007,083	$—	$—		$170,007,083
Class B	23,291,153	—	—		23,291,153
Class C	26,525,124	—	—		26,525,124
Class I	207,811	—	(207,811	)(3)	—
Class Y	—	—	207,811	(3)	207,811
Net Asset Value Per Share:
Class A	$15.70	$—	$—		$15.70
Class B	14.67	—	—		14.67
Class C	14.57	—	—		14.57
Class I	15.71	—	—		—
Class Y	—	—	—		15.71
Shares Outstanding:
Class A	10,825,283	—	—		10,825,283
Class B	1,588,098	—	—		1,588,098
Class C	1,820,736	—	—		1,820,736
Class I	13,226	—	(13,226	)(3)	—
Class Y	—	—	13,226	(3)	13,226

44

		Invesco Van Kampen Global			Pro Forma Invesco Van Kampen
	Van Kampen Global	Franchise Fund	Pro Forma		Global Franchise Fund
	Franchise Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$951,854,040	$—	$(5,422,316	)(4)	$946,431,724
Class B	263,046,098	—	(1,565,178	)(4)	261,480,920
Class C	209,354,105	—	(1,254,470	)(4)	208,099,635
Class I	60,716,316	—	(60,716,316	)(3)	—
Class Y	—	—	60,364,958	(3)(4)	60,364,958
Net Asset Value Per Share:
Class A	$18.94	$—	$—		$18.83
Class B	18.09	—	—		17.98
Class C	18.32	—	—		18.21
Class I	18.92	—	—		—
Class Y	—	—	—		18.81
Shares Outstanding:
Class A	50,269,296	—	—		50,269,296
Class B	14,544,081	—	—		14,544,081
Class C	11,426,345	—	—		11,426,345
Class I	3,208,522	—	(3,208,522	)(3)	—
Class Y	—	—	3,208,522	(3)	3,208,522

		Invesco Van Kampen Global			Pro Forma Invesco Van Kampen
	Van Kampen Global	Tactical Asset			Global Tactical Asset
	Tactical Asset	Allocation Fund	Pro Forma		Allocation Fund
	Allocation Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$3,981,150	$—	$—		$3,981,150
Class B	1,137,620	—	—		1,137,620
Class C	3,246,952	—	—		3,246,952
Class I	23,946,361	—	(23,946,361	)(3)	—
Class R	119,635	—	—		119,635
Class Y	—	—	23,946,361	(3)	23,946,361
Net Asset Value Per Share:
Class A	$11.99	$—	$—		$11.99
Class B	11.93	—	—		11.93
Class C	11.96	—	—		11.96
Class I	12.02	—	—		—
Class R	11.96	—	—		11.96
Class Y	—	—	—		12.02
Shares Outstanding:
Class A	331,961	—	—		331,961
Class B	95,336	—	—		95,336
Class C	271,574	—	—		271,574
Class I	1,992,400	—	(1,992,400	)(3)	—
Class R	10,000	—	—		10,000
Class Y	—	—	1,992,400	(3)	1,992,400

		Invesco Van Kampen
	Van Kampen	Government			Pro Forma Invesco Van Kampen
	Government	Securities Fund	Pro Forma		Government Securities
	Securities Fund	(Acquiring Fund)(1)	Adjustments(2)		Fund (Acquiring Fund)

Net Assets:
Class A	$817,508,627	$—	$—		$817,508,627
Class B	54,645,741	—	—		54,645,741
Class C	33,971,118	—	—		33,971,118
Class I	59,110,868	—	(59,110,868	)(3)	—
Class Y	—	—	59,110,868	(3)	59,110,868
Net Asset Value Per Share:
Class A	$9.65	$—	$—		$9.65
Class B	9.62	—	—		9.62
Class C	9.59	—	—		9.59
Class I	9.64	—	—		—
Class Y	—	—	—		9.64
Shares Outstanding:
Class A	84,687,870	—	—		84,687,870
Class B	5,679,204	—	—		5,679,204
Class C	3,543,877	—	—		3,543,877
Class I	6,129,182	—	(6,129,182	)(3)	—
Class Y	—	—	6,129,182	(3)	6,129,182

45

		Invesco Van Kampen Growth			Pro Forma Invesco Van Kampen
	Van Kampen Growth	and Income Fund	Pro Forma		Growth and Income
	and Income Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$4,501,597,533	$—	$—		$4,501,597,533
Class B	320,788,136	—	—		320,788,136
Class C	316,524,681	—	—		316,524,681
Class I	1,094,142,147	—	(1,094,142,147	)(3)	—
Class R	107,332,157	—	—		107,332,157
Class Y	—	—	1,094,142,147	(3)	1,094,142,147
Net Asset Value Per Share:
Class A	$17.19	$—	$—		$17.19
Class B	17.06	—	—		17.06
Class C	17.03	—	—		17.03
Class I	17.21	—	—		—
Class R	17.20	—	—		17.20
Class Y	—	—	—		17.21
Shares Outstanding:
Class A	261,839,331	—	—		261,839,331
Class B	18,808,886	—	—		18,808,886
Class C	18,586,329	—	—		18,586,329
Class I	63,588,812	—	(63,588,812	)(3)	—
Class R	6,242,006	—	—		6,242,006
Class Y	—	—	63,588,812	(3)	63,588,812

					Pro Forma Invesco Van Kampen
	Van Kampen Harbor	Invesco Van Kampen Harbor	Pro Forma		Harbor Fund
	Fund	Fund (Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$252,909,198	$—	$—		$252,909,198
Class B	8,433,677	—	—		8,433,677
Class C	17,170,534	—	—		17,170,534
Class I	10,814,136	—	(10,814,136	)(3)	—
Class Y	—	—	10,814,136	(3)	10,814,136
Net Asset Value Per Share:
Class A	$14.82	$—	$—		$14.82
Class B	14.76	—	—		14.76
Class C	14.91	—	—		14.91
Class I	14.84	—	—		—
Class Y	—	—	—		14.84
Shares Outstanding:
Class A	17,062,467	—	—		17,062,467
Class B	571,389	—	—		571,389
Class C	1,151,957	—	—		1,151,957
Class I	728,954	—	(728,954	)(3)	—
Class Y	—	—	728,954	(3)	728,954

		Invesco Van Kampen High			Pro Forma Invesco Van Kampen
	Van Kampen High	Yield Fund	Pro Forma		High Yield Fund
	Yield Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$374,843,826	$—	$—		$374,843,826
Class B	38,281,196	—	—		38,281,196
Class C	46,524,606	—	—		46,524,606
Class I	117,267,914	—	(117,267,914	)(3)	—
Class Y	—	—	117,267,914	(3)	117,267,914
Net Asset Value Per Share:
Class A	$9.27	$—	$—		$9.27
Class B	9.34	—	—		9.34
Class C	9.19	—	—		9.19
Class I	9.27	—	—		—
Class Y	—	—	—		9.27
Shares Outstanding:
Class A	40,423,567	—	—		40,423,567
Class B	4,097,091	—	—		4,097,091
Class C	5,065,127	—	—		5,065,127
Class I	12,648,407	—	(12,648,407	)(3)	—
Class Y	—	—	12,648,407	(3)	12,648,407

46

		Invesco Van Kampen High			Pro Forma Invesco Van Kampen
	Van Kampen High	Yield Municipal Fund	Pro Forma		High Yield Municipal
	Yield Municipal Fund(5)	(Acquiring Fund)(1)	Adjustments(2)		Fund (Acquiring Fund)

Net Assets:
Class A	$3,286,772,989	$—	$—		$3,286,772,989
Class B	315,206,136	—	—		315,206,136
Class C	797,455,964	—	—		797,455,964
Class I	280,317,925	—	(280,317,925	)(3)	—
Class Y	—	—	280,317,925	(3)	280,317,925
Net Asset Value Per Share:
Class A	$9.07	$—	$—		$9.07
Class B	9.07	—	—		9.07
Class C	9.05	—	—		9.05
Class I	9.09	—	—		—
Class Y	—	—	—		9.09
Shares Outstanding:
Class A	362,303,953	—	—		362,303,953
Class B	34,756,656	—	—		34,756,656
Class C	88,071,024	—	—		88,071,024
Class I	30,833,028	—	(30,833,028	)(3)	—
Class Y	—	—	30,833,028	(3)	30,833,028

					Pro Forma Invesco Van Kampen
		Invesco Van Kampen Insured			Insured Tax Free
	Van Kampen Insured	Tax Free Income Fund	Pro Forma		Income Fund
	Tax Free Income Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$831,364,921	$—	$—		$831,364,921
Class B	16,619,136	—	—		16,619,136
Class C	29,755,710	—	—		29,755,710
Class I	2,554,831	—	(2,554,831	)(3)	—
Class Y	—	—	2,554,831	(3)	2,554,831
Net Asset Value Per Share:
Class A	$16.13	$—	$—		$16.13
Class B	16.11	—	—		16.11
Class C	16.10	—	—		16.10
Class I	16.13	—	—		—
Class Y	—	—	—		16.13
Shares Outstanding:
Class A	51,526,184	—	—		51,526,184
Class B	1,031,363	—	—		1,031,363
Class C	1,848,649	—	—		1,848,649
Class I	158,360	—	(158,360	)(3)	—
Class Y	—	—	158,360	(3)	158,360

	Van Kampen	Invesco Van Kampen			Pro Forma Invesco Van Kampen
	Intermediate Term	Intermediate Term			Intermediate Term
	Municipal Income	Municipal Income	Pro Forma		Municipal Income Fund
	Fund	Fund (Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$227,548,637	$—	$—		$227,548,637
Class B	13,662,259	—	—		13,662,259
Class C	43,600,743	—	—		43,600,743
Class I	6,737,663	—	(6,737,663	)(3)	—
Class Y	—	—	6,737,663	(3)	6,737,663
Net Asset Value Per Share:
Class A	$10.63	$—	$—		$10.63
Class B	10.80	—	—		10.80
Class C	10.62	—	—		10.62
Class I	10.63	—	—		—
Class Y	—	—	—		10.63
Shares Outstanding:
Class A	21,399,878	—	—		21,399,878
Class B	1,265,390	—	—		1,265,390
Class C	4,105,992	—	—		4,105,992
Class I	633,991	—	(633,991	)(3)	—
Class Y	—	—	633,991	(3)	633,991

47

		Invesco Van Kampen			Pro Forma Invesco Van Kampen
	Van Kampen	International			International
	International	Advantage Fund	Pro Forma		Advantage Fund
	Advantage Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$53,699,423	$—	$—		$53,699,423
Class B	9,902,518	—	—		9,902,518
Class C	7,741,470	—	—		7,741,470
Class I	210,546	—	(210,546	)(3)	—
Class Y	—	—	210,546	(3)	210,546
Net Asset Value Per Share:
Class A	$11.32	$—	$—		$11.32
Class B	11.10	—	—		11.10
Class C	11.13	—	—		11.13
Class I	11.33	—	—		—
Class Y	—	—	—		11.33
Shares Outstanding:
Class A	4,743,176	—	—		4,743,176
Class B	892,002	—	—		892,002
Class C	695,429	—	—		695,429
Class I	18,585	—	(18,585	)(3)	—
Class Y	—	—	18,585	(3)	18,585

	Van Kampen	Invesco Van Kampen			Pro Forma Invesco Van Kampen
	International Growth	International Growth Fund	Pro Forma		International Growth Fund
	Fund	(Acquiring Fund) (1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$378,494,080	$—	$—		$378,494,080
Class B	33,702,384	—	—		33,702,384
Class C	19,849,462	—	—		19,849,462
Class I	529,645,328	—	(529,645,328	)(3)	—
Class R	1,468,760	—	—		1,468,760
Class Y	—	—	529,645,328	(3)	529,645,328
Net Asset Value Per Share:
Class A	$15.90	$—	$—		$15.90
Class B	15.71	—	—		15.71
Class C	15.73	—	—		15.73
Class I	15.95	—	—		—
Class R	15.80	—	—		15.80
Class Y	—	—	—		15.95
Shares Outstanding:
Class A	23,804,568	—	—		23,804,568
Class B	2,144,716	—	—		2,144,716
Class C	1,261,581	—	—		1,261,581
Class I	33,199,718	—	(33,199,718	)(3)	—
Class R	92,968	—	—		92,968
Class Y	—	—	33,199,718	(3)	33,199,718

					Pro Forma Invesco Van Kampen
	Van Kampen Leaders	Invesco Van Kampen Leaders Fund	Pro Forma		Leaders Fund
	Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$147,143,965	$—	$—		$147,143,965
Class B	50,660,729	—	—		50,660,729
Class C	23,863,512	—	—		23,863,512
Class I	241,502	—	(241,502	)(3)	—
Class Y	—	—	241,502	(3)	241,502
Net Asset Value Per Share:
Class A	$8.33	$—	$—		$8.33
Class B	8.32	—	—		8.32
Class C	8.31	—	—		8.31
Class I	8.34	—	—		—
Class Y	—	—	—		8.34
Shares Outstanding:
Class A	17,656,887	—	—		17,656,887
Class B	6,091,922	—	—		6,091,922
Class C	2,870,295	—	—		2,870,295
Class I	28,956	—	(28,956	)(3)	—
Class Y	—	—	28,956	(3)	28,956

48

		Invesco Van Kampen Limited			Pro Forma Invesco Van Kampen
	Van Kampen Limited	Duration Fund	Pro Forma		Limited Duration Fund
	Duration Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$53,490,273	$—	$—		$53,490,273
Class B	12,826,128	—	—		12,826,128
Class C	15,294,882	—	—		15,294,882
Class I	32,293,500	—	(32,293,500	)(3)	—
Class Y	—	—	32,293,500	(3)	32,293,500
Net Asset Value Per Share:
Class A	$9.03	$—	$—		$9.03
Class B	9.13	—	—		9.13
Class C	9.08	—	—		9.08
Class I	9.09	—	—		—
Class Y	—	—	—		9.09
Shares Outstanding:
Class A	5,923,803	—	—		5,923,803
Class B	1,404,479	—	—		1,404,479
Class C	1,684,737	—	—		1,684,737
Class I	3,553,820	—	(3,553,820	)(3)	—
Class Y	—	—	3,553,820	(3)	3,553,820

		Invesco Van Kampen Mid Cap			Pro Forma Invesco Van Kampen
	Van Kampen Mid Cap	Growth Fund	Pro Forma		Mid Cap Growth Fund
	Growth Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$1,353,047,769	$—	$—		$1,353,047,769
Class B	224,198,548	—	—		224,198,548
Class C	106,095,470	—	—		106,095,470
Class I	131,852,712	—	(131,852,712	)(3)	—
Class R	791,805	—	—		791,805
Class Y	—	—	131,852,712	(3)	131,852,712
Net Asset Value Per Share:
Class A	$22.59	$—	$—		$22.59
Class B	19.90	—	—		19.90
Class C	19.71	—	—		19.71
Class I	22.86	—	—		—
Class R	22.52	—	—		22.52
Class Y	—	—	—		22.86
Shares Outstanding:
Class A	59,882,763	—	—		59,882,763
Class B	11,266,799	—	—		11,266,799
Class C	5,381,672	—	—		5,381,672
Class I	5,767,624	—	(5,767,624	)(3)	—
Class R	35,157	—	—		35,157
Class Y	—	—	5,767,624	(3)	5,767,624

		Invesco Van Kampen
	Van Kampen	Municipal Income			Pro Forma Invesco Van Kampen
	Municipal Income	Fund	Pro Forma		Municipal Income Fund
	Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$608,070,318	$—	$—		$608,070,318
Class B	22,834,287	—	—		22,834,287
Class C	44,537,737	—	—		44,537,737
Class I	5,093,086	—	(5,093,086	)(3)	—
Class Y	—	—	5,093,086	(3)	5,093,086
Net Asset Value Per Share:
Class A	$12.91	$—	$—		$12.91
Class B	12.90	—	—		12.90
Class C	12.87	—	—		12.87
Class I	12.91	—	—		—
Class Y	—	—	—		12.91
Shares Outstanding:
Class A	47,084,271	—	—		47,084,271
Class B	1,770,674	—	—		1,770,674
Class C	3,459,924	—	—		3,459,924
Class I	394,563	—	(394,563	)(3)	—
Class Y	—	—	394,563	(3)	394,563

49

		Invesco Van Kampen New		Pro Forma Invesco Van Kampen
	Van Kampen New	York Tax Free Income		New York Tax Free
	York Tax Free Income	Fund	Pro Forma	Income Fund
	Fund	(Acquiring Fund)(1)	Adjustments(2)	(Acquiring Fund)

Net Assets:
Class A	$71,242,068	$—	$—	$71,242,068
Class B	11,000,889	—	—	11,000,889
Class C	18,865,157	—	—	18,865,157
Net Asset Value Per Share:
Class A	$15.03	$—	$—	$15.03
Class B	14.95	—	—	14.95
Class C	15.01	—	—	15.01
Shares Outstanding:
Class A	4,741,402	—	—	4,741,402
Class B	735,858	—	—	735,858
Class C	1,256,779	—	—	1,256,779

		Invesco Van Kampen
	Van Kampen	Pennsylvania Tax		Pro Forma Invesco Van Kampen
	Pennsylvania Tax	Free		Pennsylvania Tax Free
	Free	Income Fund	Pro Forma	Income Fund
	Income Fund	(Acquiring Fund)(1)	Adjustments(2)	(Acquiring Fund)

Net Assets:
Class A	$137,869,522	$—	$—	$137,869,522
Class B	5,117,669	—	—	5,117,669
Class C	7,446,106	—	—	7,446,106
Net Asset Value Per Share:
Class A	$15.59	$—	$—	$15.59
Class B	15.56	—	—	15.56
Class C	15.62	—	—	15.62
Shares Outstanding:
Class A	8,842,058	—	—	8,842,058
Class B	328,927	—	—	328,927
Class C	476,840	—	—	476,840

		Invesco Van Kampen Real			Pro Forma Invesco Van Kampen
	Van Kampen Real	Estate Securities			Real Estate
	Estate Securities	Fund	Pro Forma		Securities Fund
	Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$245,136,825	$—	$—		$245,136,825
Class B	32,611,344	—	—		32,611,344
Class C	27,425,676	—	—		27,425,676
Class I	17,307,448	—	(17,307,448	)(3)	—
Class Y	—	—	17,307,448	(3)	17,307,448
Net Asset Value Per Share:
Class A	$13.43	$—	$—		$13.43
Class B	13.41	—	—		13.41
Class C	13.44	—	—		13.44
Class I	13.45	—	—		—
Class Y	—	—	—		13.45
Shares Outstanding:
Class A	18,252,562	—	—		18,252,562
Class B	2,431,736	—	—		2,431,736
Class C	2,041,085	—	—		2,041,085
Class I	1,286,605	—	(1,286,605	)(3)	—
Class Y	—	—	1,286,605	(3)	1,286,605

50

		Invesco Van Kampen Small			Pro Forma Invesco Van Kampen
	Van Kampen Small	Cap Growth Fund	Pro Forma		Small Cap Growth Fund
	Cap Growth Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$626,836,611	$—	$—		$626,836,611
Class B	21,848,949	—	—		21,848,949
Class C	54,791,741	—	—		54,791,741
Class I	227,510,068	—	(227,510,068	)(3)	—
Class Y	—	—	227,510,068	(3)	227,510,068
Net Asset Value Per Share:
Class A	$8.31	$—	$—		$8.31
Class B	7.79	—	—		7.79
Class C	7.75	—	—		7.75
Class I	8.39	—	—		—
Class Y	—	—	—		8.39
Shares Outstanding:
Class A	75,469,283	—	—		75,469,283
Class B	2,805,188	—	—		2,805,188
Class C	7,074,296	—	—		7,074,296
Class I	27,103,492	—	(27,103,492	)(3)	—
Class Y	—	—	27,103,492	(3)	27,103,492

		Invesco Van Kampen Small			Pro Forma Invesco Van Kampen
	Van Kampen Small	Cap Value Fund	Pro Forma		Small Cap Value Fund
	Cap Value Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$457,310,754	$—	$—		$457,310,754
Class B	46,512,700	—	—		46,512,700
Class C	84,387,638	—	—		84,387,638
Class I	86,688,930	—	(86,688,930	)(3)	—
Class Y	—	—	86,688,930	(3)	86,688,930
Net Asset Value Per Share:
Class A	$13.62	$—	$—		$13.62
Class B	12.48	—	—		12.48
Class C	12.37	—	—		12.37
Class I	13.74	—	—		—
Class Y	—	—	—		13.74
Shares Outstanding:
Class A	33,583,974	—	—		33,583,974
Class B	3,728,337	—	—		3,728,337
Class C	6,823,397	—	—		6,823,397
Class I	6,308,020	—	(6,308,020	)(3)	—
Class Y	—	—	6,308,020	(3)	6,308,020

		Invesco Van Kampen			Pro Forma Invesco Van Kampen
	Van Kampen	Technology Fund	Pro Forma		Technology Fund
	Technology Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$91,972,073	$—	$—		$91,972,073
Class B	26,881,768	—	—		26,881,768
Class C	10,248,015	—	—		10,248,015
Class I	7,464	—	(7,464	)(3)	—
Class Y	—	—	7,464	(3)	7,464
Net Asset Value Per Share:
Class A	$4.69	$—	$—		$4.69
Class B	4.34	—	—		4.34
Class C	4.33	—	—		4.33
Class I	4.70	—	—		—
Class Y	—	—	—		4.70
Shares Outstanding:
Class A	19,627,919	—	—		19,627,919
Class B	6,198,750	—	—		6,198,750
Class C	2,364,248	—	—		2,364,248
Class I	1,589	—	(1,589	)(3)	—
Class Y	—	—	1,589	(3)	1,589

51

		Invesco Van Kampen U.S.			Pro Forma Invesco Van Kampen
	Van Kampen U.S.	Mortgage Fund	Pro Forma		U.S. Mortgage Fund
	Mortgage Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$709,023,037	$—	$—		$709,023,037
Class B	24,060,830	—	—		24,060,830
Class C	12,517,273	—	—		12,517,273
Class I	23,492,637	—	(23,492,637	)(3)	—
Class Y	—	—	23,492,637	(3)	23,492,637
Net Asset Value Per Share:
Class A	$12.95	$—	$—		$12.95
Class B	12.88	—	—		12.88
Class C	12.87	—	—		12.87
Class I	13.00	—	—		—
Class Y	—	—	—		13.00
Shares Outstanding:
Class A	54,734,039	—	—		54,734,039
Class B	1,867,420	—	—		1,867,420
Class C	972,956	—	—		972,956
Class I	1,806,878	—	(1,806,878	)(3)	—
Class Y	—	—	1,860,878	(3)	1,860,878

		Invesco Van Kampen Utility			Pro Forma Invesco Van Kampen
	Van Kampen Utility	Fund	Pro Forma		Utility Fund
	Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$100,754,005	$—	$—		$100,754,005
Class B	13,947,326	—	—		13,947,326
Class C	8,977,485	—	—		8,977,485
Class I	144,367	—	(144,367	)(3)	—
Class Y	—	—	144,367	(3)	144,367
Net Asset Value Per Share:
Class A	$16.88	$—	$—		$16.88
Class B	16.77	—	—		16.77
Class C	16.77	—	—		16.77
Class I	16.88	—	—		—
Class Y	—	—	—		16.88
Shares Outstanding:
Class A	5,968,657	—	—		5,968,657
Class B	831,468	—	—		831,468
Class C	535,404	—	—		535,404
Class I	8,552	—	(8,552	)(3)	—
Class Y	—	—	8,552	(3)	8,552

		Invesco Van Kampen Value			Pro Forma Invesco Van Kampen
	Van Kampen Value	Opportunities Fund	Pro Forma		Value Opportunities
	Opportunities Fund	(Acquiring Fund)(1)	Adjustments(2)		Fund (Acquiring Fund)

Net Assets:
Class A	$54,653,675	$—	$—		$54,653,675
Class B	8,951,885	—	—		8,951,885
Class C	9,482,143	—	—		9,482,143
Class I	47,532,086	—	(47,532,086	)(3)	—
Class Y	—	—	47,532,086	(3)	47,532,086
Net Asset Value Per Share:
Class A	$8.40	$—	$—		$8.40
Class B	8.20	—	—		8.20
Class C	8.20	—	—		8.20
Class I	8.40	—	—		—
Class Y	—	—	—		8.40
Shares Outstanding:
Class A	6,509,301	—	—		6,509,301
Class B	1,092,019	—	—		1,092,019
Class C	1,156,476	—	—		1,156,476
Class I	5,660,105	—	(5,660,105	)(3)	—
Class Y	—	—	5,660,105	(3)	5,660,105

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each VK Fund in connection with the Reorganization. Invesco and Morgan Stanley, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each VK Fund Class I shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

(4)	Pro Forma Adjustments reflect the estimated repositioning costs of the portfolio that will be incurred by the Acquiring Fund following the closing of the Reorganization.

(5)	Information presented for Van Kampen High Yield Municipal Fund is as of November 30, 2009 and does not include the assets acquired in the reorganization of Van Kampen Strategic Municipal Income Fund into the Fund on December 11, 2009. Van Kampen Strategic Municipal Income Fund’s net assets on November 30, 2009 were $1,061,950,642.

52

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of January 21, 2010, to the knowledge of each VK Fund, owned 5% or more of the outstanding shares of a class of such VK Fund can be found at Exhibit C.

Each Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the accrued liabilities of the corresponding VK Fund and as of the date of this Joint Proxy Statement/Prospectus each Acquiring Fund does not have any shareholders.

Security Ownership of Management and Trustees

Information regarding the ownership of shares of the VK Funds by VK Funds’ Directors/Trustees and executive officers can be found at Exhibit C.

DISSENTERS’ RIGHTS

If the Reorganizations are approved at the Meeting, VK Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the VK Funds, however, have the right to redeem their shares at net asset value subject to applicable CDSCs and/or redemption fees (if any) until the closing date of the Reorganizations. After the Reorganizations, VK Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to applicable CDSCs and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a VK Fund hereafter called should send the proposal to the VK Fund at the VK Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a VK Fund, shareholders of such VK Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law — Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the VK Funds only, annual and semiannual reports filed by such VK Funds, as such documents have been filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each VK Fund’s registration statement, which contains the VK Fund prospectuses and related SAIs, is set forth on Exhibit A. Such VK Fund prospectuses are incorporated herein by reference. The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund prospectuses and related SAIs, is set forth on Exhibit A.

Each Acquiring Fund and each VK Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Acquiring Funds and other registrants that file electronically with the SEC.

53

EXHIBIT A

VK FUNDS AND CORRESPONDING ACQUIRING FUNDS

VK Fund
				Charges a	VK Fund
				Redemption	Investment
	SEC File		SEC File	and/or	Objective is
VK Funds	Number	Acquiring Funds	Number	Exchange Fee	Fundamental

Van Kampen American Franchise Fund, a series of Van Kampen Equity Trust II	333-75493	Invesco Van Kampen American Franchise Fund, a series of AIM Counselor Series Trust	333-36074	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen American Value Fund, a series of Van Kampen Series Fund, Inc.	033-51294	Invesco Van Kampen American Value Fund, a series of AIM Sector Funds	002-85905	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Van Kampen Asset Allocation Conservative Fund, a series of Van Kampen Equity Trust	033-08122	Invesco Van Kampen Asset Allocation Conservative Fund, a series of AIM Growth Series	002-57526	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Asset Allocation Growth Fund, a series of Van Kampen Equity Trust	033-08122	Invesco Van Kampen Asset Allocation Growth Fund, a series of AIM Growth Series	002-57526	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Asset Allocation Moderate Fund, a series of Van Kampen Equity Trust	033-08122	Invesco Van Kampen Asset Allocation Moderate Fund, a series of AIM Growth Series	002-57526	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen California Insured Tax Free Fund, a series of Van Kampen Tax Free Trust	002-99715	Invesco Van Kampen California Insured Tax Free Fund, a series of AIM Tax-Exempt Funds	033-66242	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Capital Growth Fund	002-31417	Invesco Van Kampen Capital Growth Fund, a series of AIM Sector Funds	002-85905	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Van Kampen Comstock Fund	002-27778	Invesco Van Kampen Comstock Fund, a series of AIM Sector Funds	002-85905	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Van Kampen Core Equity Fund, a series of Van Kampen Equity Trust	033-08122	Invesco Van Kampen Core Equity Fund, a series of AIM Counselor Series Trust	333-36074	No	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Van Kampen Core Plus Fixed Income Fund, a series of Van Kampen Trust	033-04410	Invesco Van Kampen Core Plus Fixed Income Fund, a series of AIM Investment Securities Funds	033-39519	No	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y

A-1

VK Fund
				Charges a	VK Fund
				Redemption	Investment
	SEC File		SEC File	and/or	Objective is
VK Funds	Number	Acquiring Funds	Number	Exchange Fee	Fundamental

Van Kampen Corporate Bond Fund	002-21819	Invesco Van Kampen Corporate Bond Fund, a series of AIM Investment Securities Funds	033-39519	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Emerging Markets Fund, a series of Van Kampen Series Fund, Inc.	033-51294	Invesco Van Kampen Emerging Markets Fund, a series of AIM Investment Funds	033-19338	Yes	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Enterprise Fund	002-10559	Invesco Van Kampen Enterprise Fund, a series of AIM Sector Funds	002-85905	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Equity and Income Fund	002-15957	Invesco Van Kampen Equity and Income Fund, a series of AIM Counselor Series Trust	333-36074	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Van Kampen Equity Premium Income Fund, a series of Van Kampen Equity Trust II	333-75493	Invesco Van Kampen Equity Premium Income Fund, a series of AIM Counselor Series Trust	333-36074	No	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Global Bond Fund, a series of Van Kampen Trust II	333-153900	Invesco Van Kampen Global Bond Fund, a series of AIM Investment Funds	033-19338	No	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Van Kampen Global Equity Allocation Fund, a series of Van Kampen Series Fund, Inc.	033-51294	Invesco Van Kampen Global Equity Allocation Fund, a series of AIM Investment Funds	033-19338	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Global Franchise Fund, a series of Van Kampen Series Fund, Inc.	033-51294	Invesco Van Kampen Global Franchise Fund, a series of AIM Investment Funds	033-19338	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Global Tactical Asset Allocation Fund, a series of Van Kampen Trust II	333-153900	Invesco Van Kampen Global Tactical Asset Allocation Fund, a series of AIM Investment Funds	033-19338	No	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Van Kampen Government Securities Fund	002-90482	Invesco Van Kampen Government Securities Fund, a series of AIM Investment Securities Funds	033-39519	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Growth and Income Fund	002-21657	Invesco Van Kampen Growth and Income Fund, a series of AIM Counselor Series Trust	333-36074	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R

A-2

VK Fund
				Charges a	VK Fund
				Redemption	Investment
	SEC File		SEC File	and/or	Objective is
VK Funds	Number	Acquiring Funds	Number	Exchange Fee	Fundamental

Van Kampen Harbor Fund	002-12685	Invesco Van Kampen Harbor Fund, a series of AIM Growth Series	002-57526	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen High Yield Fund	002-62115	Invesco Van Kampen High Yield Fund, a series of AIM Investment Securities Funds	033-39519	Yes	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen High Yield Municipal Fund, a series of Van Kampen Tax-Exempt Trust	002-96030	Invesco Van Kampen High Yield Municipal Fund, a series of AIM Tax-Exempt Funds	033-66242	Yes	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Insured Tax Free Income Fund, a series of Van Kampen Tax Free Trust	002-99715	Invesco Van Kampen Insured Tax Free Income Fund, a series of AIM Tax-Exempt Funds	033-66242	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Intermediate Term Municipal Income Fund, a series of Van Kampen Tax Free Trust	002-99715	Invesco Van Kampen Intermediate Term Municipal Income Fund, a series of AIM Tax-Exempt Funds	033-66242	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen International Advantage Fund, a series of Van Kampen Equity Trust II	333-75493	Invesco Van Kampen International Advantage Fund, a series of AIM Investment Funds	033-19338	Yes	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen International Growth Fund, a series of Van Kampen Equity Trust II	333-75493	Invesco Van Kampen International Growth Fund, a series of AIM Investment Funds	033-19338	Yes	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Van Kampen Leaders Fund, a series of Van Kampen Equity Trust	033-08122	Invesco Van Kampen Leaders Fund, a series of AIM Growth Series	002-57526	No	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Limited Duration Fund	033-01705	Invesco Van Kampen Limited Duration Fund, a series of AIM Investment Securities Funds	033-39519	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Mid Cap Growth Fund, a series of Van Kampen Equity Trust	033-08122	Invesco Van Kampen Mid Cap Growth Fund, a series of AIM Sector Funds	002-85905	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Van Kampen Municipal Income Fund, a series of Van Kampen Tax Free Trust	002-99715	Invesco Van Kampen Municipal Income Fund, a series of AIM Tax-Exempt Funds	033-66242	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y

A-3

VK Fund
				Charges a	VK Fund
				Redemption	Investment
	SEC File		SEC File	and/or	Objective is
VK Funds	Number	Acquiring Funds	Number	Exchange Fee	Fundamental

Van Kampen New York Tax Free Income Fund, a series of Van Kampen Tax Free Trust	002-99715	Invesco Van Kampen New York Tax Free Income Fund, a series of AIM Tax-Exempt Funds	033-66242	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Van Kampen Pennsylvania Tax Free Income Fund	033-11384	Invesco Van Kampen Pennsylvania Tax Free Income Fund, a series of AIM Counselor Series Trust	333-36074	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Van Kampen Real Estate Securities Fund	033-77800	Invesco Van Kampen Real Estate Securities Fund, a series of AIM Growth Series	002-57526	No	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Small Cap Growth Fund, a series of Van Kampen Equity Trust	033-08122	Invesco Van Kampen Small Cap Growth Fund, a series of AIM Counselor Series Trust	333-36074	Yes	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Small Cap Value Fund, a series of Van Kampen Equity Trust	033-08122	Invesco Van Kampen Small Cap Value Fund, a series of AIM Sector Funds	002-85905	Yes	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Technology Fund, a series of Van Kampen Equity Trust II	333-75493	Invesco Van Kampen Technology Fund, a series of AIM Sector Funds	002-85905	No	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen U.S. Mortgage Fund, a series of Van Kampen U.S. Government Trust	002-89190	Invesco Van Kampen U.S. Mortgage Fund, a series of AIM Growth Series	002-57526	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Utility Fund, a series of Van Kampen Equity Trust	033-08122	Invesco Van Kampen Utility Fund, a series of AIM Sector Funds	002-85905	No	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Van Kampen Value Opportunities Fund, a series of Van Kampen Equity Trust	033-08122	Invesco Van Kampen Value Opportunities Fund, a series of AIM Sector Funds	002-85905	No	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y

A-4

EXHIBIT B

OUTSTANDING SHARES OF THE VK FUNDS

As of February 11, 2010, there were the following number of shares outstanding of each class of each VK Fund:

	Share Classes
Fund Name	Class A	Class B	Class C	Class R	Class I

AMERICAN FRANCHISE FUND	19,761,341.458	2,540,471.800	2,613,313.225	N/A	256,761.219
AMERICAN VALUE FUND	21,452,418.177	1,786,936.841	2,003,801.030	438,959.136	822,428.580
ASSET ALLOCATION CONSERVATIVE FUND	9,893,481.276	1,920,076.712	1,862,760.675	N/A	20,203.703
ASSET ALLOCATION GROWTH FUND	12,839,029.340	3,175,713.030	1,745,803.105	N/A	104,980.960
ASSET ALLOCATION MODERATE FUND	20,560,508.296	3,597,530.511	2,621,260.399	N/A	55,484.218
CALIFORNIA INSURED TAX FREE FUND	9,959,657.012	418,842.132	592,616.885	N/A	13,995.871
CAPITAL GROWTH FUND	267,518,786.770	33,875,661.654	12,702,096.346	228,829.896	13,619,594.855
COMSTOCK FUND	409,204,555.353	52,059,142.345	38,099,012.476	11,910,373.336	88,043,132.938
CORE EQUITY FUND	1,249,062.827	102,821.352	123,192.947	10,000.000	4,429,805.281
CORE PLUS FIXED INCOME FUND	10,136,892.159	1,014,188.322	1,524,070.752	N/A	17,269,953.555
CORPORATE BOND FUND	96,725,269.136	11,747,416.736	6,913,300.890	N/A	11,840,509.072
EMERGING MARKETS FUND	18,401,841.176	3,771,465.425	4,430,970.016	N/A	3,666,832.285
ENTERPRISE FUND	52,998,026.867	4,789,225.422	905,737.357	N/A	61,231.618
EQUITY AND INCOME FUND	1,064,536,799.281	203,119,539.287	176,506,968.886	22,302,089.660	68,002,593.991
EQUITY PREMIUM INCOME FUND	13,183,083.455	2,217,595.170	9,518,467.366	N/A	429,522.986
GLOBAL BOND FUND	483,043.809	88,987.039	73,500.698	10,000.000	1,960,207.787
GLOBAL EQUITY ALLOCATION FUND	10,561,547.296	1,486,723.884	1,791,211.616	N/A	12,449.056
GLOBAL FRANCHISE FUND	52,126,658.812	14,415,706.212	11,989,047.534	N/A	3,526,526.981
GLOBAL TACTICAL ASSET ALLOCATION FUND	481,993.881	112,233.384	388,190.272	10,000.000	1,994,414.626
GOVERNMENT SECURITIES FUND	82,857,454.476	5,311,081.230	3,387,370.758	N/A	6,227,944.036
GROWTH AND INCOME FUND	259,203,122.726	17,826,934.460	18,226,168.835	6,415,612.194	70,131,498.529
HARBOR FUND	16,980,886.176	574,436.516	1,170,305.432	N/A	903,765.428
HIGH YIELD FUND	40,330,006.836	3,851,980.993	5,088,601.256	N/A	14,048,531.331
HIGH YIELD MUNICIPAL FUND	452,244,335.379	39,861,453.388	103,721,877.885	N/A	31,683,077.107
INSURED TAX FREE INCOME FUND	51,611,444.351	994,272.330	1,891,405.851	N/A	149,850.180
INTERMEDIATE TERM MUNICIPAL INCOME FUND	23,184,321.196	1,349,255.259	4,582,644.531	N/A	668,455.154
INTERNATIONAL ADVANTAGE FUND	4,616,222.059	870,553.464	700,237.296	N/A	123,860.417
INTERNATIONAL GROWTH FUND	23,039,264.159	2,098,992.212	1,219,284.266	102,504.273	35,677,920.534
LEADERS FUND	17,373,462.838	6,064,780.388	2,770,620.226	N/A	26,003.689
LIMITED DURATION FUND	5,852,950.367	1,360,576.769	1,595,936.127	N/A	3,535,651.965
MID CAP GROWTH FUND	59,638,926.901	10,838,244.417	5,354,617.271	123,054.631	5,928,959.193
MUNICIPAL INCOME FUND	47,390,580.660	1,864,754.584	3,626,658.041	N/A	246,415.826
NEW YORK TAX FREE INCOME FUND	4,648,550.594	685,519.061	1,247,179.438	N/A	N/A
PENNSYLVANIA TAX FREE INCOME FUND	8,865,990.973	327,961.244	550,550.835	N/A	N/A
REAL ESTATE SECURITIES FUND	17,555,254.168	2,289,242.871	1,980,869.498	N/A	1,670,956.896
SMALL CAP GROWTH FUND	76,718,238.272	2,664,764.457	6,984,692.300	N/A	27,497,397.931
SMALL CAP VALUE FUND	38,601,218.309	3,526,887.369	7,174,439.796	N/A	7,269,981.031
TECHNOLOGY FUND	19,582,174.115	5,824,101.152	2,259,261.853	N/A	1,588.983
U.S. MORTGAGE FUND	53,226,130.697	1,739,236.428	935,525.934	N/A	1,812,935.805
UTILITY FUND	5,891,199.909	785,802.247	525,390.444	N/A	51,633.997
VALUE OPPORTUNITIES FUND	6,161,904.509	1,042,359.183	1,102,794.757	N/A	5,799,393.804

B-1

EXHIBIT C

OWNERSHIP OF THE VK FUNDS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of January 21, 2010, to the best knowledge of a VK Fund owned 5% or more of the outstanding shares of each class of each VK Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a VK Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Fund and Class	Acct Shares	% Held*
AMERICAN FRANCHISE FUND — A
EDWARD JONES & CO	5832723.39	28.9443%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
AMERICAN FRANCHISE FUND — A
CHARLES SCHWAB & CO INC	5736350.85	28.4661%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
AMERICAN FRANCHISE FUND — A
PFPC BROKERAGE SERVICES	1131418.213	5.6146%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
AMERICAN FRANCHISE FUND — A
PERSHING LLC	1111162.566	5.5140%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
AMERICAN FRANCHISE FUND — A
AMERICAN ENTERPRISE INVESTMENT SVCS	1079786.264	5.3583%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
AMERICAN FRANCHISE FUND — B
PFPC BROKERAGE SERVICES	642258.808	24.8755%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
AMERICAN FRANCHISE FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	361138.349	13.9873%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
AMERICAN FRANCHISE FUND — B
EDWARD JONES & CO	320182.182	12.4011%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
AMERICAN FRANCHISE FUND — B
MORGAN STANLEY & CO	191789.348	7.4282%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
AMERICAN FRANCHISE FUND — B
FIRST CLEARING, LLC	167194.599	6.4757%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
AMERICAN FRANCHISE FUND — C
MORGAN STANLEY & CO	360377.278	13.5609%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
AMERICAN FRANCHISE FUND — C
AMERICAN ENTERPRISE INVESTMENT SVCS	358227.545	13.4800%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
AMERICAN FRANCHISE FUND — C
FIRST CLEARING, LLC	239074.637	8.9963%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
AMERICAN FRANCHISE FUND — C
PERSHING LLC	210052.138	7.9042%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
AMERICAN FRANCHISE FUND — C
RAYMOND JAMES	201231.774	7.5723%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
AMERICAN FRANCHISE FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	180637.909	6.7974%
ATTN FUND ADMINISTRATION 97278 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
AMERICAN FRANCHISE FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	156387.933	61.7881%
ATTN FUND ADMINISTRATION 97278 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
AMERICAN FRANCHISE FUND — I
WELLS FARGO INVESTMENTS LLC	22546.362	8.9080%
FBO: CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2323
AMERICAN FRANCHISE FUND — I
CITIGROUP GLOBAL MARKETS INC.	22026.063	8.7024%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
AMERICAN FRANCHISE FUND — I
NFS LLC FEBO	16551.968	6.5396%
FMT CO CUST IRA A/C FBO ROBERT L HARRIS 3085 KIOWA DR LOVELAND CO 80538-8642
AMERICAN FRANCHISE FUND — I
PERSHING LLC	14302.179	5.6507%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
AMERICAN VALUE FUND — R
GREAT WEST LIFE & ANNUITY FUTURE FD	274956.636	66.0503%
C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
AMERICAN VALUE FUND — R
GREAT WEST LIFE & ANNUITY FUTURE FU	71653.941	17.2128%
C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002

Fund and Class	Acct Shares	% Held*
AMERICAN VALUE FUND — R
ING	24220.957	5.8184%
ENHANCED K-CHOICE TRUSTEE: RELIANCE TRUST COMPANY 400 ATRIUM DRIVE SOMERSET NJ 08873-4162
AMERICAN VALUE FUND — A
EDWARD JONES & CO	9403994.587	43.3291%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
AMERICAN VALUE FUND — A
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	1245634.694	5.7393%
ATTN FUND ADMINISTRATION 97B64 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
AMERICAN VALUE FUND — B
EDWARD JONES & CO	493668.441	27.2082%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
AMERICAN VALUE FUND — B
PFPC BROKERAGE SERVICES	281582.182	15.5192%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
AMERICAN VALUE FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	235793.983	11.6771%
ATTN FUND ADMINISTRATION 97CS8 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
AMERICAN VALUE FUND — C
CITIGROUP GLOBAL MARKETS INC.	225149.438	11.1500%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
AMERICAN VALUE FUND — C
UBS WM USA	186092.798	9.2158%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
AMERICAN VALUE FUND — C
PERSHING LLC	170257.657	8.4316%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
AMERICAN VALUE FUND — C
FIRST CLEARING, LLC	145266.744	7.1940%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
AMERICAN VALUE FUND — C
MORGAN STANLEY & CO	134326.883	6.6522%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
AMERICAN VALUE FUND — C
RAYMOND JAMES	126138.897	6.2467%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
AMERICAN VALUE FUND — I
VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND	168758.59	21.3073%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
AMERICAN VALUE FUND — I
PERSHING LLC	94065.75	11.8767%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
AMERICAN VALUE FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	83978.309	10.6030%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
AMERICAN VALUE FUND — I
EDWARD JONES & CO	83749.591	10.5742%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
AMERICAN VALUE FUND — I
VAN KAMPEN 2020 RETIREMENT STRATEGY FUND	44801.909	5.6567%
FUND OF FUNDS INVESTMENT ATTN RENE MADDEN 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
ASSET ALLOCATION CONSERVATIVE FUND — A
EDWARD JONES & CO	5164040.324	52.7719%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
ASSET ALLOCATION CONSERVATIVE FUND — A
PFPC BROKERAGE SERVICES	1368328.513	13.9831%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
ASSET ALLOCATION CONSERVATIVE FUND — B
EDWARD JONES & CO	550341.396	29.3258%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
ASSET ALLOCATION CONSERVATIVE FUND — B
PFPC BROKERAGE SERVICES	287876.407	15.3400%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
ASSET ALLOCATION CONSERVATIVE FUND — B
FIRST CLEARING, LLC	142170.58	7.5758%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
ASSET ALLOCATION CONSERVATIVE FUND — C
FIRST CLEARING, LLC	212656.517	11.3259%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST
SAINT LOUIS MO 63103-2523
ASSET ALLOCATION CONSERVATIVE FUND — C
RAYMOND JAMES	136839.965	7.2880%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY
ST PETERSBURG FL 33716-1102
ASSET ALLOCATION CONSERVATIVE FUND — C
MORGAN STANLEY & CO	123353.157	6.5697%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
ASSET ALLOCATION CONSERVATIVE FUND — C
EDWARD JONES & CO	115091.261	6.1297%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

Fund and Class	Acct Shares	% Held*
ASSET ALLOCATION CONSERVATIVE FUND — C
PERSHING LLC	104356.949	5.5580%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
ASSET ALLOCATION CONSERVATIVE FUND — I
MORGAN STANLEY INVESTMENT MGMT	10000	49.4959%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428
ASSET ALLOCATION CONSERVATIVE FUND — I
FIRST CLEARING, LLC	6972.069	34.5089%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
ASSET ALLOCATION CONSERVATIVE FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	2141.189	10.5980%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
ASSET ALLOCATION CONSERVATIVE FUND — I
PERSHING LLC	1090.445	5.3973%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
ASSET ALLOCATION GROWTH FUND — A
EDWARD JONES & CO	6920597.123	54.5200%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
ASSET ALLOCATION GROWTH FUND — A
PFPC BROKERAGE SERVICES	1634411.092	12.8758%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
ASSET ALLOCATION GROWTH FUND — B
PFPC BROKERAGE SERVICES	913454.235	28.8607%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
ASSET ALLOCATION GROWTH FUND — B
EDWARD JONES & CO	695923.186	21.9878%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
ASSET ALLOCATION GROWTH FUND — C
MORGAN STANLEY & CO	176599.619	10.1868%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
ASSET ALLOCATION GROWTH FUND — C
PERSHING LLC	172680.002	9.9607%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
ASSET ALLOCATION GROWTH FUND — C
EDWARD JONES & CO	131269.028	7.5720%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
ASSET ALLOCATION GROWTH FUND — C
RAYMOND JAMES	131201.569	7.5681%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
ASSET ALLOCATION GROWTH FUND — I
RAYMOND JAMES	83498.839	82.1455%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
ASSET ALLOCATION GROWTH FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	9648.905	9.4925%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
ASSET ALLOCATION GROWTH FUND — I
MORGAN STANLEY INVESTMENT MGMT	8499.703	8.3619%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428
ASSET ALLOCATION MODERATE FUND — A
EDWARD JONES & CO	13429091.808	65.3549%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
ASSET ALLOCATION MODERATE FUND — A
PFPC BROKERAGE SERVICES	1371809.368	6.6761%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
ASSET ALLOCATION MODERATE FUND — B
EDWARD JONES & CO	1177830.889	33.0841%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
ASSET ALLOCATION MODERATE FUND — B
PFPC BROKERAGE SERVICES	691163.349	19.4141%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
ASSET ALLOCATION MODERATE FUND — C
EDWARD JONES & CO	281767.871	10.7525%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
ASSET ALLOCATION MODERATE FUND — C
MORGAN STANLEY & CO	195813.866	7.4724%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
ASSET ALLOCATION MODERATE FUND — C
PERSHING LLC	168599.233	6.4339%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
ASSET ALLOCATION MODERATE FUND — C
FIRST CLEARING, LLC	147368.338	5.6237%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
ASSET ALLOCATION MODERATE FUND — I
RAYMOND JAMES	29789.306	51.5003%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
ASSET ALLOCATION MODERATE FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	10506.273	18.1634%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484

Fund and Class	Acct Shares	% Held*
ASSET ALLOCATION MODERATE FUND — I
MORGAN STANLEY INVESTMENT MGMT	8799.998	15.2136%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428
ASSET ALLOCATION MODERATE FUND — I
CITIGROUP GLOBAL MARKETS INC.	5744.309	9.9309%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
ASSET ALLOCATION MODERATE FUND — I
LPL FINANCIAL	3003.055	5.1917%
FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046
CALIFORNIA INSURED TAX FREE FUND — A
EDWARD JONES & CO	1901662.148	19.0676%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
CALIFORNIA INSURED TAX FREE FUND — A
CITIGROUP GLOBAL MARKETS INC.	695883.943	6.9775%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
CALIFORNIA INSURED TAX FREE FUND — A
UBS WM USA	685943.236	6.8778%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
CALIFORNIA INSURED TAX FREE FUND — B
EDWARD JONES & CO	53423.398	12.6731%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
CALIFORNIA INSURED TAX FREE FUND — B
UBS WM USA	35475.17	8.4154%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
CALIFORNIA INSURED TAX FREE FUND — B
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	34016.735	8.0695%
ATTN FUND ADMINISTRATION 97FU9 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
CALIFORNIA INSURED TAX FREE FUND — B
FIRST CLEARING, LLC	31352.271	7.4374%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
CALIFORNIA INSURED TAX FREE FUND — B
MORGAN STANLEY & CO	27863.593	6.6098%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CALIFORNIA INSURED TAX FREE FUND — B
PFPC BROKERAGE SERVICES	25262.821	5.9929%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212
CALIFORNIA INSURED TAX FREE FUND — B
WELLS FARGO INVESTMENTS LLC	21858.345	5.1852%
FBO: CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2323
CALIFORNIA INSURED TAX FREE FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	117319.934	19.3060%
ATTN FUND ADMINISTRATION 97FY2 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
CALIFORNIA INSURED TAX FREE FUND — C
FIRST CLEARING, LLC	75990.694	12.5049%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
CALIFORNIA INSURED TAX FREE FUND — C
RAYMOND JAMES	73299.369	12.0620%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
CALIFORNIA INSURED TAX FREE FUND — C
CITIGROUP GLOBAL MARKETS INC.	67323.507	11.0786%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
CALIFORNIA INSURED TAX FREE FUND — C
MORGAN STANLEY & CO	63199.122	10.3999%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CALIFORNIA INSURED TAX FREE FUND — C
UBS WM USA	36484.477	6.0038%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
CALIFORNIA INSURED TAX FREE FUND — C
WELLS FARGO INVESTMENTS LLC	33724.52	5.5496%
FBO: CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2323
CALIFORNIA INSURED TAX FREE FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	11113.016	80.0619%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
CALIFORNIA INSURED TAX FREE FUND — I
WELLS FARGO INVESTMENTS LLC	2198.694	15.8401%
FBO: CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2323
CAPITAL GROWTH FUND — A
PFPC BROKERAGE SERVICES	70607006.302	26.2765%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
CAPITAL GROWTH FUND — A
EDWARD JONES & CO	20487964.313	7.6246%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
CAPITAL GROWTH FUND — B
PFPC BROKERAGE SERVICES	14986515.881	42.8850%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212

Fund and Class	Acct Shares	% Held*
CAPITAL GROWTH FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	1608299.31	12.5299%
ATTN FUND ADMINISTRATION 97CB5 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
CAPITAL GROWTH FUND — C
CITIGROUP GLOBAL MARKETS INC.	1606278.578	12.5141%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
CAPITAL GROWTH FUND — C
MORGAN STANLEY & CO	1016967.684	7.9229%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CAPITAL GROWTH FUND — C
PERSHING LLC	949972.231	7.4010%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
CAPITAL GROWTH FUND — C
FIRST CLEARING, LLC	869446.818	6.7736%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
CAPITAL GROWTH FUND — R
CAPITAL BANK & TRUST COMPANY TR	79092.722	34.5850%
ALCAN ROLLED PRODUCTS RAVENSWOOD LLC SALARIED DEFINED CONTRIBUTION PLAN 401(K) C/O PLANPREMIER 8515 E ORCHARD RD 2T2 ENGLEWOOD CO 80111-5002
CAPITAL GROWTH FUND — R
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	62520.505	27.3384%
ATTN FUND ADMINISTRATION 97278 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
CAPITAL GROWTH FUND — R
CAPITAL BANK & TRUST CO TTEE	33643.377	14.7113%
FBO ALCAN ROLLED PRODUCTS - RAVENSWOOD LLC SAV PL FOR USW REP 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002
CAPITAL GROWTH FUND — R
MG TRUST CUSTODIAN FBO	28330.578	12.3882%
VALLEY STREAM PAYROLL CORP 401K PL 700 17TH ST STE 300 DENVER CO 80202-3531
CAPITAL GROWTH FUND — R
NFS LLC FEBO	13465.901	5.8883%
BRANCH BANKING & TRUST CO ATTN: MINDY J. KOONTZ 434 FAYETTEVILLE STREET MALL 8TH FLOOR RALEIGH NC 27601-1701
CAPITAL GROWTH FUND — I
VAN KAMPEN ASSET ALLOCATION MODERATE FUND	2251996.218	16.5875%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
CAPITAL GROWTH FUND — I
VAN KAMPEN ASSET ALLOCATION	2214695.693	16.3128%
GROWTH FUND FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
CAPITAL GROWTH FUND — I
ACES TRUST FUND HEF AGGRESSIVE PORTFOLIO 1	1225326.353	9.0254%
ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
CAPITAL GROWTH FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	1160200.686	8.5457%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
CAPITAL GROWTH FUND — I
NFS LLC FEBO	970165.655	7.1459%
HUNTINGTON NATIONAL BANK 7 EASTON OVAL # EA4E70 COLUMBUS OH 43219-6010
CAPITAL GROWTH FUND — I
ACES TRUST FUND HEF MODERATE PORTFOLIO — 3	701493.933	5.1670%
ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
COMSTOCK FUND — A
EDWARD JONES & CO	114358325.514	27.7452%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003
COMSTOCK FUND — A
PFPC BROKERAGE SERVICES	28803783.739	6.9883%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
COMSTOCK FUND — B
PFPC BROKERAGE SERVICES	9275240.554	17.0487%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
COMSTOCK FUND — B
EDWARD JONES & CO	7611149.627	13.9900%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
COMSTOCK FUND — B
MORGAN STANLEY & CO	6898865.357	12.6807%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
COMSTOCK FUND — B
FIRST CLEARING, LLC	3979859.426	7.3153%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
COMSTOCK FUND — B
PERSHING LLC	3144119.022	5.7792%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
COMSTOCK FUND — C
MORGAN STANLEY & CO	6699932.491	17.3487%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
COMSTOCK FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	5909046.107	15.3008%
ATTN FUND ADMINISTRATION 97CU4 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484

Fund and Class	Acct Shares	% Held*
COMSTOCK FUND — C
FIRST CLEARING, LLC	3025268.656	7.8336%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
COMSTOCK FUND — C
PERSHING LLC	2960511.674	7.6659%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
COMSTOCK FUND — C
CITIGROUP GLOBAL MARKETS INC.	2456717.66	6.3614%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
COMSTOCK FUND — C
UBS WM USA	2264164.457	5.8628%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
COMSTOCK FUND — R
HARTFORD LIFE INSURANCE COMPANY	1369075.846	11.4292%
SEPARATE ACCOUNT 401 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
COMSTOCK FUND — R
PIMS/PRUDENTIAL RETIREMENT	1173220.778	9.7942%
AS NOMINEE FOR THE TTEE/CUST PL 006 SCOTTSDALE HEALTHCARE CORP. 9201 EAST MOUNTAIN VIEW SUITE 100 SCOTTSDALE AZ 85258-5140
COMSTOCK FUND — R
GREAT-WEST LIFE & ANNUITY	845010.006	7.0543%
INSURANCE COMPANY C/O FASCORP 8515 ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002
COMSTOCK FUND — R
WACHOVIA BANK FBO	749941.88	6.2606%
VARIOUS RETIREMENT PLANS NC 1151 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522
COMSTOCK FUND — I
MORGAN STANLEY & CO	31640516.546	36.6205%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
COMSTOCK FUND — I
EDWARD JONES & CO	12921699.379	14.9555%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
COMSTOCK FUND — I
FIDELITY INVESTMENTS INSTITUTIONAL
OPERATIONS CO INC	5393970.926	6.2429%
FBO CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1999
COMSTOCK FUND — I
VAN KAMPEN LEADERS FUND	5339921.642	6.1804%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
CORE EQUITY FUND — A
EDWARD JONES & CO	481117.73	39.4020%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003
CORE EQUITY FUND — A
CHARLES SCHWAB & CO INC	378709.439	31.0151%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
CORE EQUITY FUND — A
MORGAN STANLEY & CO	71697.635	5.8718%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CORE EQUITY FUND — A
UBS WM USA	68001.763	5.5691%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
CORE EQUITY FUND — B
EDWARD JONES & CO	29029.479	28.7794%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003
CORE EQUITY FUND — B
FIRST CLEARING, LLC	14106.358	13.9848%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
CORE EQUITY FUND — B
MORGAN STANLEY & CO	9169.219	9.0902%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CORE EQUITY FUND — B
STATE STREET BK & TR CO CUSTODIAN	9106.592	9.0281%
IRA A/C KENNETH W RAKER 450 N RT 47 CAPE MAY COURT HOUSE NJ 08210-1322
CORE EQUITY FUND — B
STATE STREET BK & TR CO CUST	8197.505	8.1269%
SIMPLE IRA FBO LINDA K ALLEN STANLEY JONES AND ASSOCIATES 1010 HIGH MEADOW LN SW ROCHESTER MN 55902-2200
CORE EQUITY FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	7104.191	7.0430%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
CORE EQUITY FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	35459.926	28.8361%
ATTN FUND ADMINISTRATION 97P53 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
CORE EQUITY FUND — C
MORGAN STANLEY & CO	34129.284	27.7540%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CORE EQUITY FUND — C
STERNE AGEE & LEACH INC	10091.086	8.2061%
813 SHADES CREEK PKWY BIRMINGHAM AL 35209-4542

Fund and Class	Acct Shares	% Held*
CORE EQUITY FUND — R
MORGAN STANLEY INVESTMENT MANAGEMENT INC	10000	100.0000%
ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428-2800
CORE EQUITY FUND — I
MORGAN STANLEY & CO	3535362.428	78.8151%
HARBORSIDE FINANCIAL CENTER PLAZA II FL 3 JERSEY CITY NJ 07311
CORE EQUITY FUND — I
NFS LLC FEBO	468112.903	10.4358%
SI TRUST SERVICING DBA CAMCO 80 WEST ST RUTLAND VT 05701-3580
CORE PLUS FIXED INCOME FUND — A
EDWARD JONES & CO	5348938.182	53.0020%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003
CORE PLUS FIXED INCOME FUND — A
CHARLES SCHWAB & CO INC	1235537.189	12.2428%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
CORE PLUS FIXED INCOME FUND — B
EDWARD JONES & CO	298321.023	29.9501%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
CORE PLUS FIXED INCOME FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	160487.603	16.1122%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
CORE PLUS FIXED INCOME FUND — B
PERSHING LLC	58957.338	5.9190%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
CORE PLUS FIXED INCOME FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	156935.947	10.3415%
ATTN FUND ADMINISTRATION 97FY1 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
CORE PLUS FIXED INCOME FUND — C
AMERICAN ENTERPRISE INVESTMENT SVCS	131838.037	8.6876%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
CORE PLUS FIXED INCOME FUND — C
MORGAN STANLEY & CO	109753.488	7.2323%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CORE PLUS FIXED INCOME FUND — C
RAYMOND JAMES	107019.589	7.0522%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
CORE PLUS FIXED INCOME FUND — C
PERSHING LLC	93140.954	6.1376%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
CORE PLUS FIXED INCOME FUND — C
EDWARD JONES & CO	77325.71	5.0955%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
CORE PLUS FIXED INCOME FUND — I
ACES TRUST FUND	3893662.891	22.0362%
HEF MODERATE PORTFOLIO — 3 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
CORE PLUS FIXED INCOME FUND — I
ACES TRUST FUND	3332434.067	18.8599%
HEF CONSERVATIVE PORTFOLIO — 5 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
CORE PLUS FIXED INCOME FUND — I
ACES TRUST FUND	3291860.416	18.6303%
HEF CONSERVATIVE PORTFOLIO — 4 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
CORE PLUS FIXED INCOME FUND — I
ACES TRUST FUND	1961195.836	11.0994%
HEF MODERATE PORTFOLIO — 1 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
CORE PLUS FIXED INCOME FUND — I
ACES TRUST FUND	1637683.075	9.2685%
HEF MODERATE PORTFOLIO — 2 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
CORE PLUS FIXED INCOME FUND — I
ACES TRUST FUND	1371890.016	7.7642%
HEF AGGRESSIVE PORTFOLIO — 2 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
CORE PLUS FIXED INCOME FUND — I
ACES TRUST FUND	1078803.943	6.1055%
HEF AGGRESSIVE PORTFOLIO — 1 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
CORPORATE BOND FUND — A
EDWARD JONES & CO	50267750.254	52.0304%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
CORPORATE BOND FUND — A
PFPC BROKERAGE SERVICES	8411940.856	8.7069%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
CORPORATE BOND FUND — B
EDWARD JONES & CO	3009473.122	25.5809%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
CORPORATE BOND FUND — B
PFPC BROKERAGE SERVICES	1718355.876	14.6062%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212

Fund and Class	Acct Shares	% Held*
CORPORATE BOND FUND — B
FIRST CLEARING, LLC	673072.457	5.7212%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
CORPORATE BOND FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	589941.502	5.0146%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
CORPORATE BOND FUND — C
MORGAN STANLEY & CO	906810.661	13.1323%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CORPORATE BOND FUND — C
RAYMOND JAMES	625878.569	9.0639%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
CORPORATE BOND FUND — C
PERSHING LLC	612218.857	8.8661%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
CORPORATE BOND FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	534520.24	7.7409%
ATTN FUND ADMINISTRATION 97CB6 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
CORPORATE BOND FUND — C
EDWARD JONES & CO	423098.686	6.1273%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
CORPORATE BOND FUND — C
FIRST CLEARING, LLC	416891.441	6.0374%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
CORPORATE BOND FUND — I
VAN KAMPEN ASSET ALLOCATION MODERATE FUND	4740989.835	39.3883%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
CORPORATE BOND FUND — I
VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND	4361586.513	36.2362%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
CORPORATE BOND FUND — I
VAN KAMPEN ASSET ALLOCATION GROWTH FUND	2072220.668	17.2161%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
EMERGING MARKETS FUND — A
EDWARD JONES & CO	2156321.322	11.6452%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
EMERGING MARKETS FUND — A
PFPC BROKERAGE SERVICES	2022507.197	10.9225%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
EMERGING MARKETS FUND — A
FIRST CLEARING, LLC	1057398.896	5.7105%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
EMERGING MARKETS FUND — A
PERSHING LLC	941826.617	5.0863%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
EMERGING MARKETS FUND — B
PFPC BROKERAGE SERVICES	853207.052	22.2284%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
EMERGING MARKETS FUND — B
MORGAN STANLEY & CO	437215.805	11.3907%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
EMERGING MARKETS FUND — B
EDWARD JONES & CO	234186.508	6.1012%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
EMERGING MARKETS FUND — B
FIRST CLEARING, LLC	220330.005	5.7402%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
EMERGING MARKETS FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	627579.282	14.0689%
ATTN FUND ADMINISTRATION 97N71 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
EMERGING MARKETS FUND — C
MORGAN STANLEY & CO	438428.943	9.8286%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
EMERGING MARKETS FUND — C
UBS WM USA	421381.753	9.4464%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
EMERGING MARKETS FUND — C
FIRST CLEARING, LLC	382856.665	8.5828%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
EMERGING MARKETS FUND — C
PERSHING LLC	300389.05	6.7340%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
EMERGING MARKETS FUND — C
CITIGROUP GLOBAL MARKETS INC.	285869.899	6.4085%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402

Fund and Class	Acct Shares	% Held*
EMERGING MARKETS FUND — I
VAN KAMPEN ASSET ALLOCATION MODERATE FUND	1251330.044	35.6795%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
EMERGING MARKETS FUND — I
VAN KAMPEN ASSET ALLOCATION GROWTH FUND	1172003.229	33.4176%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
EMERGING MARKETS FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	518300.556	14.7784%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
EMERGING MARKETS FUND — I
VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND	269105.24	7.6731%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
ENTERPRISE FUND — A
PFPC BROKERAGE SERVICES	7571516.123	14.1742%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
ENTERPRISE FUND — A
EDWARD JONES & CO	6488859.517	12.1474%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
ENTERPRISE FUND — B
PFPC BROKERAGE SERVICES	1943343.441	39.6840%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
ENTERPRISE FUND — B
EDWARD JONES & CO	349526.654	7.1375%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
ENTERPRISE FUND — C
PFPC BROKERAGE SERVICES	84244.246	9.1869%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
ENTERPRISE FUND — C
CITIGROUP GLOBAL MARKETS INC.	72790.043	7.9379%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
ENTERPRISE FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	42401.653	68.0542%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
ENTERPRISE FUND — I
CITIGROUP GLOBAL MARKETS INC	15098.766	24.2334%
333 W 34TH ST NEW YORK NY 10001-2402
EQUITY AND INCOME FUND — A
EDWARD JONES & CO	302675618.468	28.2274%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
EQUITY AND INCOME FUND — A
PFPC BROKERAGE SERVICES	81757771.152	7.6247%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
EQUITY AND INCOME FUND — A
CHARLES SCHWAB & CO INC	71928459.385	6.7080%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
EQUITY AND INCOME FUND — B
PFPC BROKERAGE SERVICES	36796300.497	17.7375%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
EQUITY AND INCOME FUND — B
EDWARD JONES & CO	25432418.241	12.2596%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
EQUITY AND INCOME FUND — B
FIRST CLEARING, LLC	19709457.073	9.5009%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
EQUITY AND INCOME FUND — B
PERSHING LLC	13272721.967	6.3981%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
EQUITY AND INCOME FUND — B
MORGAN STANLEY & CO	13192957.287	6.3596%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
EQUITY AND INCOME FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	11617607.917	5.6002%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
EQUITY AND INCOME FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	23515528.675	13.2130%
ATTN FUND ADMINISTRATION 97BY6 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
EQUITY AND INCOME FUND — C
MORGAN STANLEY & CO	18881423.688	10.6092%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
EQUITY AND INCOME FUND — C
PERSHING LLC	15295399.991	8.5942%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
EQUITY AND INCOME FUND — C
FIRST CLEARING, LLC	15112209.534	8.4913%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
EQUITY AND INCOME FUND — C
RAYMOND JAMES	11100784.071	6.2373%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
EQUITY AND INCOME FUND — C
AMERICAN ENTERPRISE INVESTMENT SVCS	10697206.001	6.0106%
PO BOX 9446 MINNEAPOLIS MN 55440-9446

Fund and Class	Acct Shares	% Held*
EQUITY AND INCOME FUND — C
CITIGROUP GLOBAL MARKETS INC.	10402564.268	5.8450%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
EQUITY AND INCOME FUND — R
HARTFORD LIFE INSURANCE COMPANY	4165588.508	18.8839%
SEPARATE ACCOUNT 401 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
EQUITY AND INCOME FUND — R
MLPF&S FOR THE SOLE BENEFIT OF
ITS CUSTOMERS	3620499.879	16.4128%
ATTN FUND ADMINISTRATION 97278 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
EQUITY AND INCOME FUND — R
WACHOVIA BANK FBO	1403791.358	6.3638%
VARIOUS RETIREMENT PLANS NC 1151 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522
EQUITY AND INCOME FUND — I
MLPF&S FOR THE SOLE BENEFIT OF
ITS CUSTOMERS	20532341.359	30.2233%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
EQUITY AND INCOME FUND — I
VAN KAMPEN LEADERS FUND	9422896.468	13.8704%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
EQUITY AND INCOME FUND — I
MAC & CO	6902774.935	10.1608%
ATTN MUTUAL FUND OPERATIONS 525 WILLIAM PENN PLACE PO BOX 3198 PITTSBURGH PA 15230-3198
EQUITY AND INCOME FUND — I
CHARLES SCHWAB & CO INC	5864463.327	8.6324%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
EQUITY AND INCOME FUND — I
ACES TRUST FUND	5027797.723	7.4008%
HEF EQUITY AND INCOME PORTFOLIO ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
EQUITY AND INCOME FUND — I
HARTFORD LIFE INSURANCE COMPANY	3998469.986	5.8857%
SEPARATE ACCOUNT 401 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
EQUITY PREMIUM INCOME FUND — A
CHARLES SCHWAB & CO INC	4517092.151	33.8816%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
EQUITY PREMIUM INCOME FUND — A
FIRST CLEARING, LLC	1216224.357	9.1226%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
EQUITY PREMIUM INCOME FUND — A
PERSHING LLC	905469.02	6.7917%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
EQUITY PREMIUM INCOME FUND — A
MORGAN STANLEY & CO	836113.247	6.2715%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
EQUITY PREMIUM INCOME FUND — A
AMERICAN ENTERPRISE INVESTMENT SVCS	769965.791	5.7753%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
EQUITY PREMIUM INCOME FUND — A
RAYMOND JAMES	747469.101	5.6066%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
EQUITY PREMIUM INCOME FUND — B
FIRST CLEARING, LLC	557797.944	25.0587%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
EQUITY PREMIUM INCOME FUND — B
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	254364.361	11.4271%
ATTN FUND ADMINISTRATION 97FW3 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
EQUITY PREMIUM INCOME FUND — B
CITIGROUP GLOBAL MARKETS INC.	212194.023	9.5327%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
EQUITY PREMIUM INCOME FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	152643.166	6.8574%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
EQUITY PREMIUM INCOME FUND — B
MORGAN STANLEY & CO	151350.97	6.7993%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
EQUITY PREMIUM INCOME FUND — B
PERSHING LLC	135211.891	6.0743%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
EQUITY PREMIUM INCOME FUND — C
FIRST CLEARING, LLC	1542111.57	15.9632%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
EQUITY PREMIUM INCOME FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	1490112.713	15.4249%
ATTN FUND ADMINISTRATION 97FY1 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
EQUITY PREMIUM INCOME FUND — C
MORGAN STANLEY & CO	1134606.393	11.7449%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
EQUITY PREMIUM INCOME FUND — C
CITIGROUP GLOBAL MARKETS INC.	953537.102	9.8705%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402

Fund and Class	Acct Shares	% Held*
EQUITY PREMIUM INCOME FUND — C
PERSHING LLC	637478.472	6.5989%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
EQUITY PREMIUM INCOME FUND — C
AMERICAN ENTERPRISE INVESTMENT SVCS	567616.27	5.8757%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
EQUITY PREMIUM INCOME FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	226810.161	53.9575%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
EQUITY PREMIUM INCOME FUND — I
SMITH BARNEY HOUSE ACCOUNT	80992.362	19.2678%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
GLOBAL BOND FUND — A
EDWARD JONES & CO	217962.829	50.7426%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003
GLOBAL BOND FUND — A
FIRST CLEARING, LLC	39743.356	9.2524%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
GLOBAL BOND FUND — B
EDWARD JONES & CO	27292.681	32.0177%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003
GLOBAL BOND FUND — B
MORGAN STANLEY INVESTMENT MGMT	10000	11.7313%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428-2800
GLOBAL BOND FUND — B
PERSHING LLC	7746.842	9.0880%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
GLOBAL BOND FUND — C
PERSHING LLC	28285.091	45.1043%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
GLOBAL BOND FUND — C
MORGAN STANLEY INVESTMENT MGMT	10000	15.9463%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428-2800
GLOBAL BOND FUND — C
WELLS FARGO INVESTMENTS LLC	3170.676	5.0561%
FBO: CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2323
GLOBAL BOND FUND — C
EDWARD JONES & CO	3160.568	5.0399%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003
GLOBAL BOND FUND — C
NFS LLC FEBO	3144.527	5.0144%
NFS/FMTC IRA A/C FBO PEGGY C GUILLEBEAU 408 PINECREST DR ALBANY GA 31707-3726
GLOBAL BOND FUND — R
MORGAN STANLEY INVESTMENT MGMT	10000	100.0000%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428-2800
GLOBAL BOND FUND — I
MORGAN STANLEY INVESTMENT MGMT	1960000	99.9894%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428-2800
GLOBAL EQUITY ALLOCATION FUND — A
EDWARD JONES & CO	1502402.964	14.1264%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
GLOBAL EQUITY ALLOCATION FUND — A
PFPC BROKERAGE SERVICES	1322087.797	12.4310%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
GLOBAL EQUITY ALLOCATION FUND — A
FIRST CLEARING, LLC	724057.854	6.8080%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
GLOBAL EQUITY ALLOCATION FUND — B
PFPC BROKERAGE SERVICES	242909.808	15.8120%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
GLOBAL EQUITY ALLOCATION FUND — B
EDWARD JONES & CO	82225.934	5.3524%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
GLOBAL EQUITY ALLOCATION FUND — C
UBS WM USA	250791.364	13.9229%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
GLOBAL EQUITY ALLOCATION FUND — C
PERSHING LLC	238669.503	13.2499%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
GLOBAL EQUITY ALLOCATION FUND — C
FIRST CLEARING, LLC	147480.554	8.1875%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
GLOBAL EQUITY ALLOCATION FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	120110.948	6.6681%
ATTN FUND ADMINISTRATION 97N77 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484

Fund and Class	Acct Shares	% Held*
GLOBAL EQUITY ALLOCATION FUND — C
MORGAN STANLEY & CO	103844.909	5.7650%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL EQUITY ALLOCATION FUND — C
CITIGROUP GLOBAL MARKETS INC.	94828.539	5.2645%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
GLOBAL EQUITY ALLOCATION FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	12434.65	100.0000%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
GLOBAL FRANCHISE FUND — A
EDWARD JONES & CO	14047185.828	27.0001%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
GLOBAL FRANCHISE FUND — A
CHARLES SCHWAB & CO INC	7413116.675	14.2488%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
GLOBAL FRANCHISE FUND — A
MORGAN STANLEY & CO	3958154.647	7.6080%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL FRANCHISE FUND — B
MORGAN STANLEY & CO	1823083.006	12.4441%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL FRANCHISE FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	1391436.436	9.4977%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
GLOBAL FRANCHISE FUND — B
FIRST CLEARING, LLC	1342414.703	9.1631%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
GLOBAL FRANCHISE FUND — B
PERSHING LLC	1186027.01	8.0956%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
GLOBAL FRANCHISE FUND — B
EDWARD JONES & CO	1180533.214	8.0581%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
GLOBAL FRANCHISE FUND — B
PFPC BROKERAGE SERVICES	1086361.809	7.4153%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
GLOBAL FRANCHISE FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	1906526.39	16.0324%
ATTN FUND ADMINISTRATION 97FW6 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
GLOBAL FRANCHISE FUND — C
MORGAN STANLEY & CO	1767781.571	14.8656%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL FRANCHISE FUND — C
PERSHING LLC	1220776.449	10.2658%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
GLOBAL FRANCHISE FUND — C
FIRST CLEARING, LLC	972762.888	8.1802%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
GLOBAL FRANCHISE FUND — C
CITIGROUP GLOBAL MARKETS INC.	751254.309	6.3174%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
GLOBAL FRANCHISE FUND — C
AMERICAN ENTERPRISE INVESTMENT SVCS	730305.946	6.1413%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
GLOBAL FRANCHISE FUND — C
RAYMOND JAMES	597911.515	5.0280%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
GLOBAL FRANCHISE FUND — I
ACES TRUST FUND	1322050.648	37.7612%
HEF GLOBAL FRANCHISE PORTFOLIO ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
GLOBAL FRANCHISE FUND — I
MLPF&S FOR THE SOLE BENEFIT OF
ITS CUSTOMERS	643154.658	18.3702%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
GLOBAL FRANCHISE FUND — I
ACES TRUST FUND	386590.414	11.0420%
HEF AGGRESSIVE PORTFOLIO — 1 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
GLOBAL FRANCHISE FUND — I
ACES TRUST FUND	185899.519	5.3098%
HEF EQUITY PORTFOLIO ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
GLOBAL FRANCHISE FUND — I
ACES TRUST FUND	175277.762	5.0064%
HEF MODERATE PORTFOLIO — 3 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
GLOBAL TACTICAL ASSET ALLOCATION FUND — A
PERSHING LLC	115917.71	24.6799%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
GLOBAL TACTICAL ASSET ALLOCATION FUND — A
EDWARD JONES & CO	45355.122	9.6565%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003

Fund and Class	Acct Shares	% Held*
GLOBAL TACTICAL ASSET ALLOCATION FUND — A
FIRST CLEARING, LLC	37466.181	7.9769%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
GLOBAL TACTICAL ASSET ALLOCATION FUND — A
LPL FINANCIAL	36138.195	7.6942%
FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046
GLOBAL TACTICAL ASSET ALLOCATION FUND — A
RAYMOND JAMES	24029.059	5.1160%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
GLOBAL TACTICAL ASSET ALLOCATION FUND — B
STATE STREET BK & TR CO CUST	21980.891	19.6097%
ORP A/C RUSSELL H HENK TEXAS TRANSPORTATION INSTITUTE TEXAS A & M UNIVERSITY 398 MADRONA RIDGE DR BANDERA TX 78003-4676
GLOBAL TACTICAL ASSET ALLOCATION FUND — B
FIRST CLEARING, LLC	13458.652	12.0068%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
GLOBAL TACTICAL ASSET ALLOCATION FUND — B
MORGAN STANLEY INVESTMENT MGMT	10000	8.9213%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428-2800
GLOBAL TACTICAL ASSET ALLOCATION FUND — B
EDWARD JONES & CO	6621.646	5.9073%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003
GLOBAL TACTICAL ASSET ALLOCATION FUND — C
PERSHING LLC	131247.72	35.5184%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
GLOBAL TACTICAL ASSET ALLOCATION FUND — C
FIRST CLEARING, LLC	59805.695	16.1847%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
GLOBAL TACTICAL ASSET ALLOCATION FUND — C
RAYMOND JAMES	51170.285	13.8478%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
GLOBAL TACTICAL ASSET ALLOCATION FUND — R
MORGAN STANLEY INVESTMENT MGMT	10000	100.0000%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428-2800
GLOBAL TACTICAL ASSET ALLOCATION FUND — I
MORGAN STANLEY INVESTMENT MGMT	1960000	98.2744%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428-2800
GOVERNMENT SECURITIES FUND — A
PFPC BROKERAGE SERVICES	7927077.427	9.5220%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
GOVERNMENT SECURITIES FUND — A
EDWARD JONES & CO	6524236.612	7.8369%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
GOVERNMENT SECURITIES FUND — B
PFPC BROKERAGE SERVICES	1518718.797	28.0520%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
GOVERNMENT SECURITIES FUND — B
EDWARD JONES & CO	470463.198	8.6898%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
GOVERNMENT SECURITIES FUND — B
MORGAN STANLEY & CO	298509.596	5.5137%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GOVERNMENT SECURITIES FUND — B
PERSHING LLC	287722.401	5.3145%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
GOVERNMENT SECURITIES FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMER	391056.814	11.4520%
ATTN FUND ADMINISTRATION 97A52 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
GOVERNMENT SECURITIES FUND — C
PERSHING LLC	349775.842	10.2431%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
GOVERNMENT SECURITIES FUND — C
MORGAN STANLEY & CO	257794.844	7.5494%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GOVERNMENT SECURITIES FUND — C
FIRST CLEARING, LLC	177075.479	5.1856%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
GOVERNMENT SECURITIES FUND — I
VAN KAMPEN ASSET ALLOCATION	3028815.25	47.2359%
MODERATE FUND FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
GOVERNMENT SECURITIES FUND — I
VAN KAMPEN ASSET ALLOCATION	2210723.403	34.4774%
CONSERVATIVE FUND FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601

Fund and Class	Acct Shares	% Held*
GOVERNMENT SECURITIES FUND — I
ACES TRUST FUND	542296.677	8.4574%
HEF GOVERNMENT SECURITIES PORTFOLIO — 1 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
GOVERNMENT SECURITIES FUND — I
ACES TRUST FUND	523002.087	8.1565%
HEF BOND PORTFOLIO ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
GROWTH AND INCOME FUND — A
EDWARD JONES & CO	59442722.274	22.8129%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
GROWTH AND INCOME FUND — A
CHARLES SCHWAB & CO INC	22444682.473	8.6138%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
GROWTH AND INCOME FUND — B
EDWARD JONES & CO	2968945.166	16.2201%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
GROWTH AND INCOME FUND — B
PFPC BROKERAGE SERVICES	2579450.815	14.0922%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
GROWTH AND INCOME FUND — B
MORGAN STANLEY & CO	2233262.303	12.2009%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GROWTH AND INCOME FUND — B
PERSHING LLC	1001970.426	5.4740%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
GROWTH AND INCOME FUND — B
FIRST CLEARING, LLC	973953.058	5.3210%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
GROWTH AND INCOME FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	939027.507	5.1301%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
GROWTH AND INCOME FUND — C
MORGAN STANLEY & CO	3356782.007	18.3045%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GROWTH AND INCOME FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	3030394.242	16.5247%
ATTN FUND ADMINISTRATION 97CB4 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
GROWTH AND INCOME FUND — C
CITIGROUP GLOBAL MARKETS INC.	1641622.933	8.9518%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
GROWTH AND INCOME FUND — C
PERSHING LLC	1189628.947	6.4870%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
GROWTH AND INCOME FUND — C
FIRST CLEARING, LLC	1165901.976	6.3577%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
GROWTH AND INCOME FUND — R
WACHOVIA BANK FBO	979717.063	15.4767%
VARIOUS RETIREMENT PLANS NC 1151 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522
GROWTH AND INCOME FUND — R
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	620445.848	9.8013%
ATTN FUND ADMINISTRATION 97278 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
GROWTH AND INCOME FUND — R
HARTFORD LIFE INSURANCE COMPANY	476084.259	7.5208%
SEPARATE ACCOUNT 401 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
GROWTH AND INCOME FUND — I
EDWARD JONES & CO	15644949.408	23.5779%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
GROWTH AND INCOME FUND — I
MORGAN STANLEY & CO	14662819.994	22.0978%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GROWTH AND INCOME FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	11150136.165	16.8040%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
GROWTH AND INCOME FUND — I
MAC & CO	6308079.287	9.5067%
START/DPSP PLAN ATTN MUTUAL FUNDS OPERATIONS PO BOX 3198 PITTSBURGH PA 15230-3198
HARBOR FUND — A
PFPC BROKERAGE SERVICES	1037934.159	6.0978%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
HARBOR FUND — A
EDWARD JONES & CO	965211.93	5.6705%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
HARBOR FUND — B
PFPC BROKERAGE SERVICES	108720.54	18.7393%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
HARBOR FUND — B
PERSHING LLC	51431.774	8.8649%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002

Fund and Class	Acct Shares	% Held*
HARBOR FUND — B
MORGAN STANLEY & CO	38978.164	6.7183%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HARBOR FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	35317.744	6.0874%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
HARBOR FUND — C
CHARLES SCHWAB & CO INC	211206.855	18.3735%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
HARBOR FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	144595.939	12.5788%
ATTN FUND ADMINISTRATION 97CU5 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
HARBOR FUND — C
MORGAN STANLEY & CO	116651.267	10.1478%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HARBOR FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	275205.383	30.0829%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
HARBOR FUND — I
VAN KAMPEN ASSET ALLOCATION	250515.794	27.3840%
CONSERVATIVE FUND FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
HARBOR FUND — I
MORGAN STANLEY & CO FBO	73878.792	8.0757%
EQUITY-SWAPS 1585 BROADWAY NEW YORK NY 10036-8200
HARBOR FUND — I
WELLS FARGO INVESTMENTS LLC	55216.712	6.0358%
FBO: CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2323
HIGH YIELD FUND — A
EDWARD JONES & CO	9151674.9	22.5737%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
HIGH YIELD FUND — A
FIRST CLEARING, LLC	2886389.975	7.1196%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
HIGH YIELD FUND — B
EDWARD JONES & CO	546427.513	13.7435%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
HIGH YIELD FUND — B
FIRST CLEARING, LLC	460904.287	11.5924%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
HIGH YIELD FUND — B
PFPC BROKERAGE SERVICES	296678.78	7.4619%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
HIGH YIELD FUND — B
PERSHING LLC	264629.497	6.6558%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
HIGH YIELD FUND — B
MORGAN STANLEY & CO	245522.208	6.1753%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HIGH YIELD FUND — C
PERSHING LLC	1009709.297	19.5153%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
HIGH YIELD FUND — C
FIRST CLEARING, LLC	497592.667	9.6173%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
HIGH YIELD FUND — C
MORGAN STANLEY & CO	336612.538	6.5059%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HIGH YIELD FUND — I
MAC & CO	7217264.642	54.9210%
FBO BELL ATLANTIC MASTER TRUST ATTN MUTUAL FUND OPERATIONS PO BOX 3198 PITTSBURGH PA 15230-3198
HIGH YIELD FUND — I
VAN KAMPEN ASSET ALLOCATION	1375298.53	10.4656%
MODERATE FUND FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
HIGH YIELD FUND — I
MUNICIPAL FIRE AND POLICE	1237379.213	9.4161%
RETIREMENT SYSTEM OF IOWA 7155 LAKE DRIVE STE 201 WEST DES MOINES IA 50266-2507
HIGH YIELD FUND — I
VAN KAMPEN ASSET ALLOCATION	1082021.584	8.2338%
GROWTH FUND FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
HIGH YIELD MUNICIPAL FUND — A
EDWARD JONES & CO	124899995.599	27.6487%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
HIGH YIELD MUNICIPAL FUND — A
FIRST CLEARING, LLC	51723088.417	11.4498%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523

Fund and Class	Acct Shares	% Held*
HIGH YIELD MUNICIPAL FUND — A
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	31900754.623	7.0618%
ATTN FUND ADMINISTRATION 971A8 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
HIGH YIELD MUNICIPAL FUND — A
MORGAN STANLEY & CO	23369602.08	5.1733%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HIGH YIELD MUNICIPAL FUND — B
EDWARD JONES & CO	11764231.957	29.2864%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
HIGH YIELD MUNICIPAL FUND — B
FIRST CLEARING, LLC	6355558.783	15.8218%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
HIGH YIELD MUNICIPAL FUND — B
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	2456350.029	6.1150%
ATTN FUND ADMINISTRATION 971T2 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
HIGH YIELD MUNICIPAL FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	17874234.114	17.3724%
ATTN FUND ADMINISTRATION 97GE3 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
HIGH YIELD MUNICIPAL FUND — C
FIRST CLEARING, LLC	15534431.9	15.0982%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
HIGH YIELD MUNICIPAL FUND — C
MORGAN STANLEY & CO	10566184.995	10.2695%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HIGH YIELD MUNICIPAL FUND — C
EDWARD JONES & CO	7478499.407	7.2685%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
HIGH YIELD MUNICIPAL FUND — C
UBS WM USA	5892337.611	5.7269%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
HIGH YIELD MUNICIPAL FUND — C
CITIGROUP GLOBAL MARKETS INC.	5647429.793	5.4889%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
HIGH YIELD MUNICIPAL FUND — C
RAYMOND JAMES	5439854.43	5.2871%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
HIGH YIELD MUNICIPAL FUND — C
PERSHING LLC	5221481.181	5.0749%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
HIGH YIELD MUNICIPAL FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	6182146.357	24.7572%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
HIGH YIELD MUNICIPAL FUND — I
CITIGROUP GLOBAL MARKETS INC.	3156579.089	12.6409%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
INSURED TAX FREE INCOME FUND — A
EDWARD JONES & CO	11580831.572	22.4543%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
INSURED TAX FREE INCOME FUND — A
FIRST CLEARING, LLC	6014276.562	11.6612%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
INSURED TAX FREE INCOME FUND — B
EDWARD JONES & CO	234137.878	23.1143%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
INSURED TAX FREE INCOME FUND — B
FIRST CLEARING, LLC	138232.377	13.6464%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
INSURED TAX FREE INCOME FUND — B
PERSHING LLC	86501.659	8.5395%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
INSURED TAX FREE INCOME FUND — B
MORGAN STANLEY & CO	60793.772	6.0016%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
INSURED TAX FREE INCOME FUND — B
CITIGROUP GLOBAL MARKETS INC.	55030.184	5.4326%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
INSURED TAX FREE INCOME FUND — B
PFPC BROKERAGE SERVICES	54467.614	5.3771%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212
INSURED TAX FREE INCOME FUND — B
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	51817.27	5.1154%
ATTN FUND ADMINISTRATION 97FW3 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
INSURED TAX FREE INCOME FUND — C
FIRST CLEARING, LLC	421368.957	22.2375%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
INSURED TAX FREE INCOME FUND — C
EDWARD JONES & CO	262001.819	13.8270%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

Fund and Class	Acct Shares	% Held*
INSURED TAX FREE INCOME FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	148884.163	7.8573%
ATTN FUND ADMINISTRATION 97FY1 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
INSURED TAX FREE INCOME FUND — C
RAYMOND JAMES	110158.174	5.8135%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
INSURED TAX FREE INCOME FUND — C
MORGAN STANLEY & CO	103402.757	5.4570%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
INSURED TAX FREE INCOME FUND — I
CITIGROUP GLOBAL MARKETS INC.	61445.336	41.0229%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
INSURED TAX FREE INCOME FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	58619.044	39.1359%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
INSURED TAX FREE INCOME FUND — I
PERSHING LLC	16591.687	11.0771%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
INTERMEDIATE TERM MUNICIPAL INCOME FUND — A
EDWARD JONES & CO	6388948.685	27.7798%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
INTERMEDIATE TERM MUNICIPAL INCOME FUND — A
UBS WM USA	1913607.408	8.3206%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
INTERMEDIATE TERM MUNICIPAL INCOME FUND — A
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	1789081.944	7.7791%
ATTN FUND ADMINISTRATION 97FU1 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
INTERMEDIATE TERM MUNICIPAL INCOME FUND — A
FIRST CLEARING, LLC	1458162.199	6.3402%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
INTERMEDIATE TERM MUNICIPAL INCOME FUND — A
RAYMOND JAMES	1252994.554	5.4481%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
INTERMEDIATE TERM MUNICIPAL INCOME FUND — A
MORGAN STANLEY & CO	1218607.102	5.2986%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
INTERMEDIATE TERM MUNICIPAL INCOME FUND — B
EDWARD JONES & CO	321816.077	24.3117%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
INTERMEDIATE TERM MUNICIPAL INCOME FUND — B
FIRST CLEARING, LLC	267785.159	20.2299%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
INTERMEDIATE TERM MUNICIPAL INCOME FUND — B
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	184753.663	13.9573%
ATTN FUND ADMINISTRATION 97FU2 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
INTERMEDIATE TERM MUNICIPAL INCOME FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	703322.518	15.9206%
ATTN FUND ADMINISTRATION 97FY8 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
INTERMEDIATE TERM MUNICIPAL INCOME FUND — C
EDWARD JONES & CO	431478.109	9.7671%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
INTERMEDIATE TERM MUNICIPAL INCOME FUND — C
FIRST CLEARING, LLC	414468.711	9.3820%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
INTERMEDIATE TERM MUNICIPAL INCOME FUND — C
MORGAN STANLEY & CO	410748.703	9.2978%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
INTERMEDIATE TERM MUNICIPAL INCOME FUND — C
PERSHING LLC	272669.884	6.1722%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
INTERMEDIATE TERM MUNICIPAL INCOME FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	356621.451	53.6043%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
INTERMEDIATE TERM MUNICIPAL INCOME FUND — I
PERSHING LLC	70511.788	10.5987%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
INTERMEDIATE TERM MUNICIPAL INCOME FUND — I
LPL FINANCIAL	59620.196	8.9616%
FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046

Fund and Class	Acct Shares	% Held*
INTERMEDIATE TERM MUNICIPAL INCOME FUND — I
CITIGROUP GLOBAL MARKETS INC.	53150.401	7.9891%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
INTERNATIONAL ADVANTAGE FUND — A
EDWARD JONES & CO	1109573.322	23.9637%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
INTERNATIONAL ADVANTAGE FUND — A
PERSHING LLC	331162.138	7.1522%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
INTERNATIONAL ADVANTAGE FUND — A
MORGAN STANLEY & CO	321610.214	6.9459%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
INTERNATIONAL ADVANTAGE FUND — A
PFPC BROKERAGE SERVICES	304914.569	6.5853%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212
INTERNATIONAL ADVANTAGE — B
PFPC BROKERAGE SERVICES	105415.872	11.8472%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212
INTERNATIONAL ADVANTAGE — B
MORGAN STANLEY & CO	71408.323	8.0252%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
INTERNATIONAL ADVANTAGE — B
EDWARD JONES & CO	55758.424	6.2664%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
INTERNATIONAL ADVANTAGE — B
FIRST CLEARING, LLC	49953.976	5.6141%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
INTERNATIONAL ADVANTAGE — B
PERSHING LLC	47599.895	5.3495%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
INTERNATIONAL ADVANTAGE — C
PERSHING LLC	89206.778	12.7071%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
INTERNATIONAL ADVANTAGE — C
MORGAN STANLEY & CO	61651.856	8.7820%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
INTERNATIONAL ADVANTAGE — C
FIRST CLEARING, LLC	58469.488	8.3287%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
INTERNATIONAL ADVANTAGE — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	40677.676	5.7943%
ATTN FUND ADMINISTRATION 97238 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
INTERNATIONAL ADVANTAGE — C
UBS WM USA	37725.128	5.3738%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
INTERNATIONAL ADVANTAGE FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	106450.227	88.1489%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
INTERNATIONAL GROWTH FUND — A
EDWARD JONES & CO	13611998.453	58.4298%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
INTERNATIONAL GROWTH FUND — A
CHARLES SCHWAB & CO INC	2036461.168	8.7416%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
INTERNATIONAL GROWTH FUND — B
EDWARD JONES & CO	750033.201	35.1041%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
INTERNATIONAL GROWTH FUND — B
PFPC BROKERAGE SERVICES	336095.264	15.7304%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
INTERNATIONAL GROWTH FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	130278.76	6.0975%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
INTERNATIONAL GROWTH FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	133811.269	10.8526%
ATTN FUND ADMINISTRATION 97278 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
INTERNATIONAL GROWTH FUND — C
MORGAN STANLEY & CO	100290.893	8.1340%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
INTERNATIONAL GROWTH FUND — C
EDWARD JONES & CO	99304.166	8.0539%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
INTERNATIONAL GROWTH FUND — C
AMERICAN ENTERPRISE INVESTMENT SVCS	91707.917	7.4378%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
INTERNATIONAL GROWTH FUND — C
FIRST CLEARING, LLC	89719.523	7.2766%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
INTERNATIONAL GROWTH FUND — C
PERSHING LLC	71446.179	5.7945%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002

Fund and Class	Acct Shares	% Held*
INTERNATIONAL GROWTH FUND — C
RAYMOND JAMES	69784.874	5.6598%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
INTERNATIONAL GROWTH FUND — R
ING	38940.284	39.6869%
ENHANCED K-CHOICE TRUSTEE: RELIANCE TRUST COMPANY 400 ATRIUM DRIVE SOMERSET NJ 08873-4162
INTERNATIONAL GROWTH FUND — R
MG TRUST CO CUST FBO	5279.669	5.3809%
LIVONIA PUBLIC SCHOOLS 403 B PL 700 17TH ST STE 300 DENVER CO 80202-3531
INTERNATIONAL GROWTH FUND — I
EDWARD JONES & CO	16646071.933	47.8286%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
INTERNATIONAL GROWTH FUND — I
VAN KAMPEN LEADERS FUND	4577742.135	13.1531%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
INTERNATIONAL GROWTH FUND — I
VAN KAMPEN ASSET ALLOCATION	2524109.997	7.2524%
MODERATE FUND FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
INTERNATIONAL GROWTH FUND — I
VAN KAMPEN ASSET ALLOCATION	2068577.266	5.9436%
GROWTH FUND FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
LEADERS FUND — A
PFPC BROKERAGE SERVICES	6130983.849	35.0615%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
LEADERS FUND — A
EDWARD JONES & CO	5102522.634	29.1800%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
LEADERS FUND — B
PFPC BROKERAGE SERVICES	3057992.927	50.2848%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
LEADERS FUND — B
EDWARD JONES & CO	593224.896	9.7548%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
LEADERS FUND — B
FIRST CLEARING, LLC	360389.656	5.9261%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
LEADERS FUND — C
MORGAN STANLEY & CO	295311.7	10.5754%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
LEADERS FUND — C
FIRST CLEARING, LLC	216080.471	7.7380%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
LEADERS FUND — C
SMITH BARNEY HOUSE ACCOUNT	176177.149	6.3091%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
LEADERS FUND — C
PERSHING LLC	158336.923	5.6702%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
LEADERS FUND — I
MORGAN STANLEY INVESTMENT MGMT	12604.702	48.4727%
FINANCIAL CONTROL GROUP ATTN LAWRENCE MARKEY — CONTROLLERS 1 TOWER BRIDGE 100 FRONT ST WEST CONSHOHOCKEN PA 19428-2800
LEADERS FUND — I
PERSHING LLC	5396.53	20.7529%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
LEADERS FUND — I
FIRST CLEARING, LLC	4269.56	16.4191%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
LEADERS FUND — I
SMITH BARNEY HOUSE ACCOUNT	2255.233	8.6727%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
LEADERS FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	1477.664	5.6825%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
LIMITED DURATION FUND — A
EDWARD JONES & CO	942412.367	16.0584%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
LIMITED DURATION FUND — A
PERSHING LLC	475316.492	8.0993%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
LIMITED DURATION FUND — A
PFPC BROKERAGE SERVICES	344466.13	5.8696%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
LIMITED DURATION FUND — A
FIRST CLEARING, LLC	332413.438	5.6642%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523

Fund and Class	Acct Shares	% Held*
LIMITED DURATION FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	121108.535	8.9867%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
LIMITED DURATION FUND — B
EDWARD JONES & CO	102570.628	7.6111%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
LIMITED DURATION FUND — B
PERSHING LLC	93697.13	6.9527%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
LIMITED DURATION FUND — B
MORGAN STANLEY & CO	92538.01	6.8667%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
LIMITED DURATION FUND — B
PFPC BROKERAGE SERVICES	91052.968	6.7565%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
LIMITED DURATION FUND — B
FIRST CLEARING, LLC	90497.741	6.7153%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
LIMITED DURATION FUND — C
MORGAN STANLEY & CO	283747.086	17.8313%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
LIMITED DURATION FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	249753.412	15.6951%
ATTN FUND ADMINISTRATION 97BH9 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
LIMITED DURATION FUND — C
PERSHING LLC	140843.532	8.8509%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
LIMITED DURATION FUND — C
CITIGROUP GLOBAL MARKETS INC.	83734.329	5.2621%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
LIMITED DURATION FUND — C
RAYMOND JAMES	82401.861	5.1783%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
LIMITED DURATION FUND — C
UBS WM USA	81820.05	5.1418%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
LIMITED DURATION FUND — C
FIRST CLEARING, LLC	81219.681	5.1040%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
LIMITED DURATION FUND — I
VAN KAMPEN ASSET ALLOCATION MODERATE FUND	1726864.897	47.3299%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
LIMITED DURATION FUND — I
VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND	1155393.986	31.6670%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
LIMITED DURATION FUND — I
ACES TRUST FUND	558435.955	15.3056%
HEF SHORT TERM INCOME PORTFOLIO ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
LIMITED DURATION FUND — I
VAN KAMPEN ASSET ALLOCATION GROWTH FUND	188697.003	5.1718%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
MID CAP GROWTH FUND — A
EDWARD JONES & CO	10221867.551	17.0358%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
MID CAP GROWTH FUND — A
PFPC BROKERAGE SERVICES	6841128.727	11.4015%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
MID CAP GROWTH FUND — A
CHARLES SCHWAB & CO INC	4787970.823	7.9797%
ONE SOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
MID CAP GROWTH FUND — B
PFPC BROKERAGE SERVICES	2996254.647	27.1146%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
MID CAP GROWTH FUND — B
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	2639031.829	23.8819%
ATTN FUND ADMINISTRATION 97NH9 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
MID CAP GROWTH FUND — B
EDWARD JONES & CO	687984.978	6.2259%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
MID CAP GROWTH FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	635098.255	11.7872%
ATTN FUND ADMINISTRATION 97NJ0 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
MID CAP GROWTH FUND — C
PERSHING LLC	628009.842	11.6556%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002

Fund and Class	Acct Shares	% Held*
MID CAP GROWTH FUND — C
MORGAN STANLEY & CO	510244.873	9.4699%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
MID CAP GROWTH FUND — C
FIRST CLEARING, LLC	410525.089	7.6192%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
MID CAP GROWTH FUND — R
HARTFORD LIFE INSURANCE COMPANY	41931.498	48.6433%
SEPARATE ACCOUNT 401 ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999
MID CAP GROWTH FUND — R
PATTERSON & CO FBO	15571.529	18.0640%
LAKE GROVE SCHOOL NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522
MID CAP GROWTH FUND — R
MG TRUST CO CUST FBO	7717.968	8.9533%
J R HAYES & SONS INC EMPLOYEE R 700 17TH ST STE 300 DENVER CO 80202-3531
MID CAP GROWTH FUND — R
PATTERSON & CO FBO	5589.889	6.4846%
LONG LAKE LTD NC 1076 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522
MID CAP GROWTH FUND — I
VAN KAMPEN ASSET ALLOCATION GROWTH FUND	769468.064	13.1611%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
MID CAP GROWTH FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	715371.972	12.2359%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
MID CAP GROWTH FUND — I
VAN KAMPEN ASSET ALLOCATION MODERATE FUND	640167.326	10.9496%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
MID CAP GROWTH FUND — I
ACES TRUST FUND	598564.381	10.2380%
HEF AGGRESSIVE PORTFOLIO-1 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
MID CAP GROWTH FUND — I
ACES TRUST FUND	399463.281	6.8325%
HEF MID CAP GROWTH PORTFOLIO ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
MID CAP GROWTH FUND — I
ACES TRUST FUND	385673.705	6.5966%
HEF MODERATE PORTFOLIO — 3 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
MID CAP GROWTH FUND — I
ACES TRUST FUND	304465.073	5.2076%
HEF AGGRESSIVE PORTFOLIO — 2 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
MUNICIPAL INCOME FUND — A
EDWARD JONES & CO	14448265.761	30.4168%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
MUNICIPAL INCOME FUND — A
FIRST CLEARING, LLC	5808357.738	12.2279%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
MUNICIPAL INCOME FUND — B
EDWARD JONES & CO	419038.881	22.5547%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
MUNICIPAL INCOME FUND — B
FIRST CLEARING, LLC	224715.165	12.0952%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
MUNICIPAL INCOME FUND — C
FIRST CLEARING, LLC	801256.189	22.4559%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
MUNICIPAL INCOME FUND — C
EDWARD JONES & CO	524831.157	14.7088%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
MUNICIPAL INCOME FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	303637.586	8.5097%
ATTN FUND ADMINISTRATION 97F05 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
MUNICIPAL INCOME FUND — C
MORGAN STANLEY & CO	299432.515	8.3918%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
MUNICIPAL INCOME FUND — C
CITIGROUP GLOBAL MARKETS INC.	189932.013	5.3230%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
MUNICIPAL INCOME FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	157758.479	65.9939%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
MUNICIPAL INCOME FUND — I
CITIGROUP GLOBAL MARKETS INC.	23229.571	9.7174%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402

Fund and Class	Acct Shares	% Held*
NEW YORK TAX FREE INCOME FUND — A
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	494649.238	10.4882%
ATTN FUND ADMINISTRATION 97F25 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
NEW YORK TAX FREE INCOME FUND — A
PERSHING LLC	358808.749	7.6080%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
NEW YORK TAX FREE INCOME FUND — A
FIRST CLEARING, LLC	347853.139	7.3757%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
NEW YORK TAX FREE INCOME FUND — A
EDWARD JONES & CO	338559.904	7.1786%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
NEW YORK TAX FREE INCOME FUND — A
PFPC BROKERAGE SERVICES	334911.528	7.1013%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212
NEW YORK TAX FREE INCOME FUND — A
MORGAN STANLEY & CO	275627.459	5.8442%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
NEW YORK TAX FREE INCOME FUND — A
CITIGROUP GLOBAL MARKETS INC.	274769.877	5.8260%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
NEW YORK TAX FREE INCOME FUND — B
FIRST CLEARING, LLC	135677.292	19.0150%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
NEW YORK TAX FREE INCOME FUND — B
CITIGROUP GLOBAL MARKETS INC.	82388.529	11.5467%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
NEW YORK TAX FREE INCOME FUND — B
PERSHING LLC	75587.084	10.5935%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
NEW YORK TAX FREE INCOME FUND — B
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	66778.699	9.3590%
ATTN FUND ADMINISTRATION 97F26 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
NEW YORK TAX FREE INCOME FUND — B
MORGAN STANLEY & CO	63426.426	8.8892%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
NEW YORK TAX FREE INCOME FUND — C
MORGAN STANLEY & CO	235318.181	18.8926%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
NEW YORK TAX FREE INCOME FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	196278.138	15.7582%
ATTN FUND ADMINISTRATION 97F02 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
NEW YORK TAX FREE INCOME FUND — C
CITIGROUP GLOBAL MARKETS INC.	107537.469	8.6337%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
NEW YORK TAX FREE INCOME FUND — C
FIRST CLEARING, LLC	93682.428	7.5213%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
PENNSYLVANIA TAX FREE INCOME FUND — A
FIRST CLEARING, LLC	1748730.418	19.7034%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
PENNSYLVANIA TAX FREE INCOME FUND — A
PERSHING LLC	757175.267	8.5313%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
PENNSYLVANIA TAX FREE INCOME FUND — B
FIRST CLEARING, LLC	91279.106	27.3550%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
PENNSYLVANIA TAX FREE INCOME FUND — B
PERSHING LLC	40722.601	12.2040%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
PENNSYLVANIA TAX FREE INCOME FUND — B
MORGAN STANLEY & CO	24648.165	7.3867%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
PENNSYLVANIA TAX FREE INCOME FUND — B
CITIGROUP GLOBAL MARKETS INC.	20065.396	6.0133%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
PENNSYLVANIA TAX FREE INCOME FUND — C
CITIGROUP GLOBAL MARKETS INC.	123879.732	23.4401%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
PENNSYLVANIA TAX FREE INCOME FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	83371.212	15.7752%
ATTN FUND ADMINISTRATION 97FY5 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
PENNSYLVANIA TAX FREE INCOME FUND — C
FIRST CLEARING, LLC	63842.162	12.0800%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
PENNSYLVANIA TAX FREE INCOME FUND — C
EDWARD JONES & CO	32796.496	6.2056%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

Fund and Class	Acct Shares	% Held*
REAL ESTATE SECURITIES FUND — A
STATE STREET BANK & TRUST CO	2144200.491	12.2381%
FBO ADP/MSDW ALLIANCE 105 ROSEMONT RD WESTWOOD MA 02090-2318
REAL ESTATE SECURITIES FUND — A
EDWARD JONES & CO	1821134.189	10.3942%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
REAL ESTATE SECURITIES FUND — A
PFPC BROKERAGE SERVICES	1511287.585	8.6258%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
REAL ESTATE SECURITIES FUND — A
CHARLES SCHWAB & CO INC	1285361.741	7.3363%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
REAL ESTATE SECURITIES FUND — A
NATIONWIDE TRUST COMPANY FSB	938589.81	5.3571%
C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029
REAL ESTATE SECURITIES FUND — B
PFPC BROKERAGE SERVICES	687420.007	29.0548%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
REAL ESTATE SECURITIES FUND — B
PERSHING LLC	199240.867	8.4212%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
REAL ESTATE SECURITIES FUND — B
EDWARD JONES & CO	135012.296	5.7065%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
REAL ESTATE SECURITIES FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	120989.914	5.1138%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
REAL ESTATE SECURITIES FUND — C
FIRST CLEARING, LLC	239785.401	11.8570%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
REAL ESTATE SECURITIES FUND — C
MORGAN STANLEY & CO	219424.852	10.8502%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
REAL ESTATE SECURITIES FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	179765.725	8.8892%
ATTN FUND ADMINISTRATION 97EK1 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
REAL ESTATE SECURITIES FUND — C
PERSHING LLC	154425.144	7.6361%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
REAL ESTATE SECURITIES FUND — C
CITIGROUP GLOBAL MARKETS INC.	134951.813	6.6732%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
REAL ESTATE SECURITIES FUND — C
RAYMOND JAMES	112592.623	5.5675%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
REAL ESTATE SECURITIES FUND — I
VAN KAMPEN ASSET ALLOCATION MODERATE FUND	367013.045	22.2894%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
REAL ESTATE SECURITIES FUND — I
VAN KAMPEN ASSET ALLOCATION GROWTH FUND	360934.573	21.9203%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
REAL ESTATE SECURITIES FUND — I
VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND	276249.451	16.7772%
FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
REAL ESTATE SECURITIES FUND — I
NFS LLC FEBO	222483.645	13.5119%
NORTHERN TRUST CO PO BOX 92956 CHICAGO IL 60675-0001
REAL ESTATE SECURITIES FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	207387.716	12.5951%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
SMALL CAP GROWTH FUND — A
CHARLES SCHWAB & CO INC	13057648.916	17.0737%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
SMALL CAP GROWTH FUND — A
AMERICAN ENTERPRISE INVESTMENT SVCS	11655785.514	15.2407%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
SMALL CAP GROWTH FUND — B
PFPC BROKERAGE SERVICES	459544.634	16.6710%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212
SMALL CAP GROWTH FUND — B
PERSHING LLC	235079.504	8.5280%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
SMALL CAP GROWTH FUND — B
FIRST CLEARING, LLC	231988.545	8.4159%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
SMALL CAP GROWTH FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	224535.922	8.1455%
PO BOX 9446 MINNEAPOLIS MN 55440-9446

Fund and Class	Acct Shares	% Held*
SMALL CAP GROWTH FUND — B
MORGAN STANLEY & CO	156818.09	5.6889%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SMALL CAP GROWTH FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	1820277.244	26.0166%
ATTN FUND ADMINISTRATION 97238 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
SMALL CAP GROWTH FUND — C
MORGAN STANLEY & CO	637221.479	9.1076%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SMALL CAP GROWTH FUND — C
PERSHING LLC	570471.656	8.1535%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
SMALL CAP GROWTH FUND — C
FIRST CLEARING, LLC	512443.003	7.3242%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
SMALL CAP GROWTH FUND — C
AMERICAN ENTERPRISE INVESTMENT SVCS	433825.674	6.2005%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
SMALL CAP GROWTH FUND — I
FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	7073037.081	25.7610%
FBO CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY KWIC COVINGTON KY 41015-1999
SMALL CAP GROWTH FUND — I
EQUITABLE TRUST CO 0	1905708.524	6.9409%
4400 HARDING PIKE STE 310 NASHVILLE TN 37205-2314
SMALL CAP GROWTH FUND — I
STATE STREET AS TRUSTEE	1693742.371	6.1689%
HORMEL FOODS CORP PLANS 200 CLARENDON ST BOSTON MA 02116-5021
SMALL CAP GROWTH FUND — I
MERCER TRUST CO TR FBO	1481336.152	5.3952%
PERRIGO CO PS & INVESTMENT PL ATTN DC PLAN ADMIN MS N-1-G 1 INVESTORS WAY NORWOOD MA 02062-1599
SMALL CAP GROWTH FUND — I
MERCER TRUST CO TR FBO	1447975.554	5.2737%
GORES GROUP LLC 401K PL ATTN DC PLAN ADMIN MS N-4-H 1 INVESTORS WAY NORWOOD MA 02062-1599
SMALL CAP VALUE FUND — A
CHARLES SCHWAB & CO INC	3992879.682	10.7100%
ONESOURCE OMNIBUS EXCLUSIVE BENEFIT OF ITS CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
SMALL CAP VALUE FUND — A
EDWARD JONES & CO	2666905.241	7.1533%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
SMALL CAP VALUE FUND — B
PFPC BROKERAGE SERVICES	446076.574	12.2907%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212
SMALL CAP VALUE FUND — B
MORGAN STANLEY & CO	325819.736	8.9773%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SMALL CAP VALUE FUND — B
PERSHING LLC	299313.78	8.2470%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
SMALL CAP VALUE FUND — B
EDWARD JONES & CO	271937.664	7.4927%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
SMALL CAP VALUE FUND — B
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	246306.273	6.7865%
ATTN FUND ADMINISTRATION 97FW6 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
SMALL CAP VALUE FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	1777640.037	25.2067%
ATTN FUND ADMINISTRATION 97FW6 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
SMALL CAP VALUE FUND — C
PERSHING LLC	1008162.556	14.2956%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
SMALL CAP VALUE FUND — C
RAYMOND JAMES	657185.001	9.3188%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
SMALL CAP VALUE FUND — C
MORGAN STANLEY & CO	497378.552	7.0527%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SMALL CAP VALUE FUND — C
FIRST CLEARING, LLC	407016.099	5.7714%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
SMALL CAP VALUE FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	1353527.429	18.8091%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
SMALL CAP VALUE FUND — I
EDWARD JONES & CO	717823.531	9.9751%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
SMALL CAP VALUE FUND — I
WACHOVIA BANK FBO	606023.844	8.4215%
VARIOUS RETIREMENT PLANS 1525 WEST WT HARRIS BLVD CHARLOTTE NC 28262-8522

Fund and Class	Acct Shares	% Held*
SMALL CAP VALUE FUND — I
ACES TRUST FUND	482135.15	6.6999%
HEF SMALL CAP VALUE PORTFOLIO ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
SMALL CAP VALUE FUND — I
ACES TRUST FUND	443287.514	6.1601%
HEF AGGRESSIVE PORTFOLIO — 1 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
TECHNOLOGY FUND — A
PFPC BROKERAGE SERVICES	4952596.857	25.2161%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212
TECHNOLOGY FUND — A
EDWARD JONES & CO	2024194.783	10.3062%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
TECHNOLOGY FUND — A
MORGAN STANLEY & CO	1668413.349	8.4947%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
TECHNOLOGY FUND — B
PFPC BROKERAGE SERVICES	2772079.645	46.1887%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212
TECHNOLOGY FUND — B
MORGAN STANLEY & CO	300997.87	5.0153%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
TECHNOLOGY FUND — C
MORGAN STANLEY & CO	343754.437	14.9130%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
TECHNOLOGY FUND — C
CITIGROUP GLOBAL MARKETS INC.	336873.679	14.6145%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
TECHNOLOGY FUND — C
FIRST CLEARING, LLC	127527.353	5.5325%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
TECHNOLOGY FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	121853.131	5.2863%
ATTN FUND ADMINISTRATION 97FW6 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
TECHNOLOGY FUND — I
LPL FINANCIAL	1588.983	100.0000%
FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046
U.S. MORTGAGE FUND — A
EDWARD JONES & CO	5857654.941	10.9358%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
U.S. MORTGAGE FUND — A
FIRST CLEARING, LLC	5023831.59	9.3791%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
U.S. MORTGAGE FUND — B
PFPC BROKERAGE SERVICES	260959.265	14.6416%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
U.S. MORTGAGE FUND — B
FIRST CLEARING, LLC	178713.72	10.0271%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
U.S. MORTGAGE FUND — B
MORGAN STANLEY & CO	166338.665	9.3327%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
U.S. MORTGAGE FUND — B
PERSHING LLC	120483.157	6.7599%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
U.S. MORTGAGE FUND — B
EDWARD JONES & CO	116851.847	6.5562%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
U.S. MORTGAGE FUND — B
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	109660.035	6.1527%
ATTN FUND ADMINISTRATION 97FU7 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
U.S. MORTGAGE FUND — B
AMERICAN ENTERPRISE INVESTMENT SVCS	102268.049	5.7379%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
U.S. MORTGAGE FUND — C
FIRST CLEARING, LLC	88841.752	9.3378%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
U.S. MORTGAGE FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	72626.119	7.6335%
ATTN FUND ADMINISTRATION 97FX9 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
U.S. MORTGAGE FUND — C
CITIGROUP GLOBAL MARKETS INC.	67832.859	7.1297%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
U.S. MORTGAGE FUND — C
PERSHING LLC	67577.354	7.1028%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
U.S. MORTGAGE FUND — C
MORGAN STANLEY & CO	62382.259	6.5568%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311

Fund and Class	Acct Shares	% Held*
U.S. MORTGAGE FUND — C
RAYMOND JAMES	57044.093	5.9957%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
U.S. MORTGAGE FUND — I
VAN KAMPEN ASSET ALLOCATION	1011450.189	53.5073%
MODERATE FUND FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
U.S. MORTGAGE FUND — I
VAN KAMPEN ASSET ALLOCATION	507550.162	26.8502%
CONSERVATIVE FUND FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
U.S. MORTGAGE FUND — I
VAN KAMPEN ASSET ALLOCATION	265255.136	14.0324%
GROWTH FUND FUND OF FUNDS INVESTMENT ATTN DAVID DEUTSCH 522 FIFTH AVENUE 22 FLOOR NEW YORK NY 10036-7601
UTILITY FUND — A
EDWARD JONES & CO	1033148.503	17.4329%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
UTILITY FUND — A
FIRST CLEARING, LLC	516202.33	8.7102%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
UTILITY FUND — A
PFPC BROKERAGE SERVICES	470006.327	7.9307%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212
UTILITY FUND — A
PERSHING LLC	311954.454	5.2638%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
UTILITY FUND — B
PFPC BROKERAGE SERVICES	145107.391	18.0187%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212
UTILITY FUND — B
FIRST CLEARING, LLC	61765.55	7.6697%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
UTILITY FUND — B
EDWARD JONES & CO	48021.942	5.9631%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
UTILITY FUND — B
PERSHING LLC	45798.303	5.6870%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
UTILITY FUND — C
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	65313.115	12.4167%
ATTN FUND ADMINISTRATION 97F04 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
UTILITY FUND — C
MORGAN STANLEY & CO	49087.604	9.3321%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
UTILITY FUND — C
CITIGROUP GLOBAL MARKETS INC.	48000.044	9.1253%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402
UTILITY FUND — C
PERSHING LLC	40065.903	7.6169%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
UTILITY FUND — C
UBS WM USA	29572.055	5.6220%
OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055
UTILITY FUND — I
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	39749.313	83.1121%
ATTN FUND ADMINISTRATION 97419 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484
UTILITY FUND — I
RAYMOND JAMES	6986.854	14.6089%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
VALUE OPPORTUNITIES FUND — A
EDWARD JONES & CO	3101293.97	49.5856%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
VALUE OPPORTUNITIES FUND — A
MORGAN STANLEY & CO	432093.962	6.9086%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
VALUE OPPORTUNITIES FUND — A
CHARLES SCHWAB & CO INC	392387.361	6.2738%
WRAP FEE CLIENTS ATTN MUTUAL FUND DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
VALUE OPPORTUNITIES FUND — B
FIRST CLEARING, LLC	189576.801	17.8018%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
VALUE OPPORTUNITIES FUND — B
EDWARD JONES & CO	153308.083	14.3961%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009
VALUE OPPORTUNITIES FUND — B
MORGAN STANLEY & CO	115733.1	10.8677%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311

Fund and Class	Acct Shares	% Held*
VALUE OPPORTUNITIES FUND — B
PFPC BROKERAGE SERVICES	85579.04	8.0361%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE ROAD KING OF PRUSSIA PA 19406-1212
VALUE OPPORTUNITIES FUND — C
FIRST CLEARING, LLC	168961.785	15.1026%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
VALUE OPPORTUNITIES FUND — C
MORGAN STANLEY & CO	132385.58	11.8332%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
VALUE OPPORTUNITIES FUND — C
PERSHING LLC	81825.282	7.3139%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
VALUE OPPORTUNITIES FUND — I
ACES TRUST FUND	1627554.161	28.4072%
HEF AGGRESSIVE PORTFOLIO — 1 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
VALUE OPPORTUNITIES FUND — I
ACES TRUST FUND	931163	16.2524%
HEF MODERATE PORTFOLIO — 3 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
VALUE OPPORTUNITIES FUND — I
ACES TRUST FUND	804680.286	14.0448%
HEF EQUITY PORTFOLIO ATTENTION PAM STEVENSON 100 NORTH UNION ST STE 660 MONTGOMERY AL 36104-3719
VALUE OPPORTUNITIES FUND — I
ACES TRUST FUND	706772.582	12.3360%
HEF AGGRESSIVE PORTFOLIO — 2 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
VALUE OPPORTUNITIES FUND — I
ACES TRUST FUND HEF MODERATE PORTFOLIO — 1	699333.031	12.2061%
ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719
VALUE OPPORTUNITIES FUND — I
ACES TRUST FUND	391651.648	6.8359%
HEF MODERATE PORTFOLIO — 2 ATTENTION PAM STEVENSON 100 N UNION ST STE 660 MONTGOMERY AL 36104-3719

*	Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of each VK Fund, the ownership of shares of a VK Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the VK Fund as of December 31, 2009.

EXHIBIT D

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Borrowing (some combined with Senior Securities)

	VK Fund Borrowing Restriction	Acquiring Fund Borrowing Restriction
VK Fund	(The Fund may not . . .)	(The Fund may not . . .)

VK American Franchise Fund
VK Asset Allocation Conservative Fund
VK Asset Allocation Growth Fund
VK Asset Allocation Moderate Fund
VK Core Equity Fund
VK Core Plus Fixed Income Fund
VK Equity Premium Income Fund
VK Global Bond Fund
VK Global Tactical Asset Allocation Fund
VK International Advantage Fund
VK International Growth Fund
VK Leaders Fund
VK Small Cap Growth Fund
VK Value Opportunities Fund	Issue senior securities nor borrow money, except the Fund may issue senior securities or borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief. Borrowings are generally limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).]

VK American Value Fund VK Emerging Markets Fund VK Global Equity Allocation Fund	Borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of the Fund’s total assets valued at the lower of market or cost and the Fund may not purchase additional securities when borrowings exceed 5% of total assets.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK California Insured Tax Free Fund VK Insured Tax Free Income Fund VK Intermediate Term Municipal Income Fund VK Municipal Income Fund VK New York Tax Free Income Fund	Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when-issued” and “delayed delivery” transactions.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Capital Growth Fund VK Comstock Fund	Pledge any of its assets, except that the Fund may pledge assets having a value of not more than 10% of its total assets in order to secure permitted borrowings from banks. Such borrowings may not exceed 5% of the value of the Fund’s assets and can be made only as a temporary measure for extraordinary or emergency purposes. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts or options on futures contracts, segregate or deposit assets to cover or secure options written and make margin deposits and payments for futures contracts and options on futures contracts.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Corporate Bond Fund	Borrow money, except for temporary or emergency purposes, and then not in excess of 5% of its total assets taken at cost, or mortgage, pledge or hypothecate its assets to secure such borrowing except in an amount taken at market not exceeding 10% of its total assets taken at cost. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts and related options, segregate or deposit assets to cover or secure options written and make margin deposits and payments for futures contracts and options on futures contracts.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

	VK Fund Borrowing Restriction	Acquiring Fund Borrowing Restriction
VK Fund	(The Fund may not . . .)	(The Fund may not . . .)

VK Enterprise Fund	Borrow more than 10% of the value of its net assets valued at the lower of cost or market at the time of borrowing; and then only from banks and undertaken as a temporary measure for extraordinary or emergency purposes; or pledge, transfer, assign or otherwise encumber its assets except to secure such borrowing and in an amount not exceeding the amount of the borrowing. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts and options on futures contracts, segregate or deposit assets to cover or secure options written, and make margin deposits or payments for futures contracts and options on futures contracts.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Equity and Income Fund	Borrow money, except for a temporary purpose and then not in excess of 10% of its net assets taken at cost or market, whichever is lower, and may not pledge more than 15% of gross assets taken at cost to secure such borrowings; such borrowings in excess of 5% may be made from banks only. The Fund will not purchase additional securities while any such borrowings exceed 5% of the Fund’s total assets. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts and options on futures contracts, segregate or deposit assets to cover or secure options written, and make margin deposits or payments for futures contracts and options on futures contracts.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Global Franchise Fund	Issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund may borrow money as a temporary measure for extraordinary or emergency purposes, provided that such borrowings do not exceed 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (exclusive of borrowings).	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

The term “senior security” shall not include any temporary borrowings that do not exceed 5% of the value of the Fund’s total assets at the time the Fund makes such temporary borrowing. Notwithstanding the foregoing limitations on issuing or selling senior securities and borrowing, the Fund may engage in investment strategies that obligate it either to purchase securities or segregate assets, or enter into reverse repurchase agreements, provided that it will segregate assets to cover its obligations pursuant to such transactions in accordance with applicable rules, orders, or interpretations of the SEC or its staff. This investment limitation shall not preclude the Fund from issuing multiple classes of shares in reliance on SEC rules or orders.

VK Government Securities Fund	Borrow in excess of 5% of the market or other fair value of its total assets; or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Margin deposits or payments in connection with the writing of covered call or secured put options, or in connection with the purchase or sale of futures contracts and options on futures contracts are not deemed to be a pledge or other encumbrance.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Growth and Income Fund	Borrow money, except from a bank and then only as a temporary measure for extraordinary or emergency purposes but not for making additional investments and not in excess of 5% of the total net assets of the Fund taken at cost. In connection with any borrowing the Fund may pledge up to 15% of its total assets taken at cost. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts and options on futures contracts, segregate or deposit assets to cover or secure options written, and make margin deposits or payments for futures contracts and options on futures contracts.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

	VK Fund Borrowing Restriction	Acquiring Fund Borrowing Restriction
VK Fund	(The Fund may not . . .)	(The Fund may not . . .)

VK Harbor Fund	Borrow in excess of 5% of its assets valued at market, or 10% of its assets valued at cost, and then only from banks as a temporary measure for extraordinary or emergency purposes; or pledge, encumber, transfer or assign its assets except in connection with any such borrowing and in amounts not in excess of the dollar amount borrowed. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts and options on futures contracts, segregate or deposit assets to cover or secure options written, and make margin deposits or payments for futures contracts and options on futures contracts.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK High Yield Fund	Borrow money, except that the Fund may borrow for temporary purposes in amounts not exceeding 5% of the market or other fair value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed). Secured temporary borrowings may take the form of reverse repurchase agreements, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase such securities at a specified date for the same amount of cash plus an interest component. Pledge its assets or assign or otherwise encumber them in excess of 3.25% of its net assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in the preceding sentence. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts and options on futures contracts and make margin deposits and payments in connection therewith.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK High Yield Municipal Fund	Borrow money, except that the Fund may borrow from banks to meet redemptions or for other temporary or emergency purposes, with such borrowing not to exceed 5% of the total assets of the Fund at market value at the time of borrowing. Any such borrowing may be secured provided that not more than 10% of the total assets of the Fund at market value at the time of pledging may be used as security for such borrowings.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Limited Duration Fund	Borrow in excess of 5% of the market or other fair value of its total assets, or pledge its assets to an extent greater than 5% of the market or other fair value of its total assets. Any such borrowings shall be from banks and shall be undertaken only as a temporary measure for extraordinary or emergency purposes. Deposits in escrow in connection with the writing of covered or fully collateralized call or secured put options, or in connection with the purchase or sale of futures contracts and options on futures contracts, are not deemed to be a pledge or other encumbrance.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Mid Cap Growth Fund	Issue senior securities, borrow money from banks or enter into reverse repurchase agreements with banks in the aggregate in excess of 33 1/3% of the Fund’s total assets (after giving effect to any such borrowing); which amount excludes no more than 5% in borrowings and reverse repurchase agreements with any entity for temporary purposes. The Fund will not mortgage, pledge or hypothecate any assets other than in connection with issuances of senior securities, borrowings, delayed delivery and when issued transactions and strategic transactions.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Pennsylvania Tax Free Income Fund	Borrow money, except for temporary purposes from banks or in reverse repurchase transactions as described in the Statement of Additional Information and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into “when issued” and “delayed delivery” transactions.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

	VK Fund Borrowing Restriction	Acquiring Fund Borrowing Restriction
VK Fund	(The Fund may not . . .)	(The Fund may not . . .)

VK Real Estate Securities Fund	Borrow money except temporarily from banks to facilitate payment of redemption requests and then only in amounts not exceeding 33 1/3% of its net assets, or pledge more than 10% of its net assets in connection with permissible borrowings or purchase additional securities when money borrowed exceeds 5% of its net assets. Margin deposits or payments in connection with the writing of options, or in connection with the purchase or sale of forward contracts, futures contracts, foreign currency futures contracts and options on futures contracts, are not deemed to be a pledge or other encumbrance.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Small Cap Value Fund	Issue senior securities and shall not borrow money except for temporary purposes in an amount not exceeding 5% of the Fund’s total assets. Notwithstanding the foregoing, the Fund may enter into transactions in options, futures contracts and related options and may make margin deposits and payments in connection therewith.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Technology Fund	Issue senior securities and shall not borrow money except for temporary purposes and in an amount not exceeding 5% of the Fund’s total assets. Notwithstanding the foregoing, the Fund may enter into transactions in options, futures contracts and options on futures contracts and may make margin deposits and payments in connection therewith.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK U.S. Mortgage Fund	Issue senior securities, borrow money or enter into reverse repurchase agreements or dollar rolls in the aggregate in excess of 33 1/3% of the Fund’s total assets (after giving effect to any such borrowing); provided, however, that with respect to such amount no more than 5% may be invested in bank borrowings and reverse repurchase agreements. The Fund will not mortgage, pledge or hypothecate any assets other than in connection with issuances, borrowings, hedging transactions and risk management techniques.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Utility Fund	Issue senior securities, borrow money from banks or enter into reverse repurchase agreements with banks in the aggregate in excess of 33 1/3% of the Fund’s total assets (after giving effect to any such borrowing); which amount includes no more than 5% in borrowings and reverse repurchase agreements with any entity for temporary purposes. The Fund will not mortgage, pledge or hypothecate any assets other than in connection with issuances, borrowings, hedging transactions and risk management techniques.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

* * * *

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Senior Securities

	VK Fund Senior Securities	Acquiring Fund Senior Securities
VK Fund*	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)
VK American Value Fund VK Emerging Markets Fund VK Global Equity Allocation Fund	Issue senior securities.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Capital Growth Fund VK Enterprise Fund VK Harbor Fund VK High Yield Fund VK High Yield Municipal Fund VK Real Estate Securities Fund	Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities, or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward contracts, forward commitments and other investment strategies and instruments that would be considered “senior securities” but for the maintenance by the Fund of a segregated account with its custodian or some other form of “cover.”	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Corporate Bond Fund	Issue any bonds, notes, debentures or other obligations senior to shares of its capital stock. Notwithstanding the foregoing, the Fund may engage in transactions in options, futures contracts and options on futures contracts and make margin deposits and payments in connection therewith.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

VK Equity and Income Fund VK Government Securities Fund VK Growth and Income Fund	Issue senior securities, as defined in the 1940 Act, as amended from time to time, except that this restriction shall not be deemed to prohibit the Fund from (i) making and collateralizing any permitted borrowings, (ii) making any permitted loans of its portfolio securities, or (iii) entering into repurchase agreements, utilizing options, futures contracts, options on futures contracts, forward commitments and other investment strategies and instruments that would be considered “senior securities” but for the maintenance by the Fund of a segregated account with its custodian or some other form of “cover.”	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

* * * *

*	The VK Funds that are not listed below (except the VK Comstock Fund) have a combined restriction regarding borrowing and issuing senior securities, which is listed above under the heading “Current Fundamental Borrowing Restriction” and is not duplicated here.

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Underwriting

	VK Fund Fundamental Underwriting	Acquiring Fund Fundamental Underwriting
VK Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK American Franchise Fund
VK Asset Allocation Conservative Fund
VK Asset Allocation Growth Fund
VK Asset Allocation Moderate Fund
VK Core Equity Fund
VK Core Plus Fixed Income Fund
VK Equity Premium Income Fund
VK Global Bond Fund
VK Global Tactical Asset Allocation Fund
VK International Advantage Fund
VK International Growth Fund
VK Leaders Fund
VK Small Cap Growth Fund
VK Value Opportunities Fund	Act as an underwriter of securities issued by others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK American Value Fund VK Emerging Markets Fund VK Global Equity Allocation Fund	Underwrite the securities of other issuers.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK California Insured Tax Free Fund
VK Insured Tax Free Income Fund
VK Intermediate Term Municipal Income Fund
VK Mid Cap Growth Fund
VK Municipal Income Fund
VK New York Tax Free Income Fund
VK Pennsylvania Tax Free Income Fund
VK U.S. Mortgage Fund
VK Utility Fund	Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK Capital Growth Fund	Engage in the underwriting of securities of other issuers, except that in connection with the disposal of an investment position the Fund may be deemed to be an “underwriter” as that term is defined under the 1933 Act.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK Comstock Fund	Engage in the underwriting of securities of other issuers, except that the Fund may sell an investment position even though it may be deemed to be an underwriter as that term is defined under the 1933 Act.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

	VK Fund Fundamental Underwriting	Acquiring Fund Fundamental Underwriting
VK Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK Corporate Bond Fund	Underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter for purposes of the 1933 Act in the resale of any unregistered securities owned by the Fund; provided, however, the Fund shall not purchase any unregistered securities if immediately after and as a result of such purchase of such securities, together with any other illiquid securities held by the Fund, would constitute more than 10% of the Fund’s total assets.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK Enterprise Fund	Primarily engage in the underwriting or distribution of securities.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK Equity and Income Fund	Purchase securities on margin, sell securities short, or act as an underwriter of securities except to the extent that in selling restricted securities the Fund may be deemed to be an underwriter for purposes of the 1933 Act, but the Fund may engage in transactions in options, futures contracts and options on futures contracts and make margin deposits and payments in connection therewith. As used herein, “restricted securities” means securities acquired under circumstances in which the Fund might not be free to sell such securities without being deemed an underwriter for purposes of the 1933 Act and without registration of such securities under that Act.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK Global Franchise Fund	Underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the disposition of restricted securities).	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK Government Securities Fund VK Limited Duration Fund	Underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the 1933 Act in the resale of any securities owned by the Fund.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK Growth and Income Fund	Engage in the underwriting or distribution of securities issued by others. The Fund, however, may acquire portfolio securities under circumstances where, if resold, it might be deemed an underwriter.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK Harbor Fund
Primarily engage in the underwriting or distribution of securities.

Engage in the underwriting of securities of other issuers, except that the Fund may sell an investment position even though it may be deemed to be an underwriter as that term is defined under the 1933 Act.
Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

	VK Fund Fundamental Underwriting	Acquiring Fund Fundamental Underwriting
VK Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK High Yield Fund	Engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK High Yield Municipal Fund	Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK Real Estate Securities Fund	Engage in the underwriting of securities of other issuers, except that the Fund may sell an investment position even though it may be deemed to be an underwriter under the federal securities laws.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

VK Small Cap Value Fund VK Technology Fund	Underwrite securities of other issuers, except that the Fund may acquire restricted securities and other securities which, if sold, might make the Fund an underwriter under federal securities laws.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

* * * *

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Real Estate (some combined with Commodities)

	VK Fund Fundamental Real Estate	Acquiring Fund Fundamental Real Estate
VK Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK American Franchise Fund
VK Asset Allocation Conservative Fund
VK Asset Allocation Growth Fund
VK Asset Allocation Moderate Fund
VK Core Equity Fund
VK Core Plus Fixed Income Fund
VK Equity Premium Income Fund
VK Global Bond Fund
VK Global Tactical Asset Allocation Fund
VK International Advantage Fund
VK International Growth Fund
VK Leaders Fund
VK Small Cap Growth Fund
VK Value Opportunities Fund	Purchase or sell real estate except that the Fund may: (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein or that are engaged in or operate in the real estate industry, (c) invest in securities that are secured by real estate or interests therein, (d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK American Value Fund VK Emerging Markets Fund VK Global Equity Allocation Fund	Purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK California Insured Tax Free Fund VK Insured Tax Free Income Fund	Purchase or sell real estate commodities or commodity contracts, except as set forth in the Fund’s SAI and except to the extent the municipal securities in which the Fund may invest are considered to be interests in real estate.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Capital Growth Fund	Invest in real estate (although the Fund may acquire securities of issuers that invest in real estate), commodities or commodity contracts except that the Fund may enter into transactions in futures contracts or related options.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Comstock Fund	Invest in real estate, commodities or commodities contracts, except that the Fund may engage in transactions in futures contracts and options on futures contracts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Corporate Bond Fund	Purchase real estate or interests in real estate (except through the purchase of liquid securities of real estate investment trusts) or commodities or commodity contracts, except that the Fund may enter into transactions in futures contracts or options on futures contracts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

	VK Fund Fundamental Real Estate	Acquiring Fund Fundamental Real Estate
VK Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK Enterprise Fund	Make any investment in real estate, commodities or commodities contracts; however, the Fund is not prohibited from investing in securities issued by a real estate investment trust, provided that such trust is not permitted to invest in real estate or interests in real estate other than mortgages or other security interests, and the Fund is not prohibited from entering into transactions in futures contracts and options on futures contracts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Equity and Income Fund	Invest more than 10% of its net assets in real estate, but the Fund may purchase securities issued by real estate investment trusts and corporations engaged primarily in real estate.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Global Franchise Fund	Purchase or sell real estate, although the Fund may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Government Securities Fund	Make any investment in real estate, commodities or commodities contracts, except that the Fund may purchase or sell securities which are secured by real estate, and engage in transactions in interest rate futures contracts and options on futures contracts as described in the Fund’s SAI.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Growth and Income Fund	Purchase or sell interests in real estate, except readily marketable securities, including securities of real estate investment trusts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Harbor Fund	Make any investment in real estate, commodities or commodities contracts, or in any security about which information is not available with respect to history, management, assets, earnings, and income of the issuer; however, the Fund is not prohibited from investing in securities issued by a real estate investment trust, and the Fund is not prohibited from entering into transactions in futures contracts or options on futures contracts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK High Yield Fund	Purchase or sell real estate, although it may purchase securities of issuers which engage in real estate operations, securities which are secured by interests in real estate, or securities representing interests in real estate.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

	VK Fund Fundamental Real Estate	Acquiring Fund Fundamental Real Estate
VK Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK High Yield Municipal Fund	Invest in real estate or mortgage loans (but this shall not prevent the Fund from investing in municipal securities (as defined in the Fund’s prospectus) or temporary investments (as defined in the Fund’s prospectus) secured by real estate or interests therein); or in interests in oil, gas, or other mineral exploration or development programs; or in any security not payable in United States currency.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Intermediate Term Municipal Income Fund VK Utility Fund	Purchase or sell real estate, commodities or commodity contracts, except to the extent that the securities that the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to [such municipal/portfolio] securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Limited Duration Fund	Make any investment in real estate, commodities or commodities contracts, except that the Fund will invest in mortgage-related and mortgage-backed securities and engage in transactions in futures contracts and options on futures contracts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Mid Cap Growth Fund	Purchase or sell real estate, commodities or commodity contracts, except to the extent that the securities that the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to portfolio securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Municipal Income Fund VK Pennsylvania Tax Free Income Fund	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent the options and futures contracts and index contracts in which the Fund may invest for hedging and risk management purposes are considered to be commodities or commodities contracts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

	VK Fund Fundamental Real Estate	Acquiring Fund Fundamental Real Estate
VK Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK New York Tax Free Income Fund	Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Real Estate Securities Fund	Buy or sell real estate including real estate limited partnerships, provided that the foregoing prohibition does not apply to a purchase and sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, and (iii) securities of companies operating in the real estate industry, including real estate investment trusts. The Fund may hold and sell real estate acquired as a result of the ownership of its securities.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK Small Cap Value Fund VK Technology Fund	Invest directly in real estate interests, although the Fund may invest indirectly through media such as real estate investment trusts.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

VK U.S. Mortgage Fund	Purchase or sell real estate, commodities or commodity contracts, except as set forth in the Fund’s SAI.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

* * * *

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act —Commodities

	VK Fund Fundamental Commodities	Acquiring Fund Fundamental Commodities
VK Fund*	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK American Franchise Fund
VK Asset Allocation Conservative Fund
VK Asset Allocation Growth Fund
VK Asset Allocation Moderate Fund
VK Core Equity Fund
VK Core Plus Fixed Income Fund
VK Equity Premium Income Fund
VK Global Bond Fund
VK Global Tactical Asset Allocation Fund
VK International Advantage Fund
VK International Growth Fund
VK Leaders Fund
VK Small Cap Growth Fund
VK Value Opportunities Fund	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

VK American Value Fund VK Emerging Markets Fund	Invest in commodities, except that the Fund may invest in futures contracts and options to the extent that not more than 5% of its total assets are required as deposits to secure obligations under futures contracts and not more than 20% of its total assets are invested in futures contracts and options at any time.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

VK Equity and Income Fund VK Growth and Income Fund VK High Yield Fund	Purchase or sell commodities or commodities [futures] contracts, except that the Fund may enter into transactions in futures contracts and/or options on futures contracts.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

VK Global Franchise Fund	Invest in physical commodities or contracts on physical commodities, except that any Fund may acquire physical commodities as a result of ownership of securities or other instruments and may purchase or sell options or futures contracts or invest in securities or other instruments backed by physical commodities.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

VK Global Equity Allocation Fund	Invest in commodities.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

*	The VK Funds that are not listed below have a combined restriction regarding investments in commodities and real estate, which is listed above under the heading “Current Fundamental Real Estate Restriction” and is not duplicated here. Each corresponding Acquiring Fund, however, does have the “Proposed Fundamental Commodities Restriction” listed in the right hand column of the chart.

	VK Fund Fundamental Commodities	Acquiring Fund Fundamental Commodities
VK Fund*	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK High Yield Municipal Fund	Purchase or sell commodities or commodity contracts except that the Fund may purchase, hold and sell listed futures contracts related to U.S. government securities, municipal securities or to an index of municipal securities.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

VK Real Estate Securities Fund	Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or options on futures contracts including foreign currency futures contracts and options on futures contracts and forward contracts.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

VK Small Cap Value Fund VK Technology Fund	Invest in commodities or commodity contracts, except that the Fund may enter into transactions in options, futures contracts or related options on futures contracts.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

* * * *

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Loans

	VK Fund Fundamental Lending	Acquiring Fund Fundamental Lending
VK Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK American Franchise Fund
VK Asset Allocation Conservative Fund
VK Asset Allocation Growth Fund
VK Asset Allocation Moderate Fund
VK Core Plus Fixed Income Fund
VK Equity Premium Income Fund
VK Global Bond Fund
VK Global Tactical Asset Allocation Fund
VK International Advantage Fund
VK International Growth Fund
VK Leaders Fund
VK Small Cap Growth Fund
VK Value Opportunities Fund	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief.]

VK American Value Fund VK Emerging Markets Fund VK Global Equity Allocation Fund	Make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in the Fund’s SAI) which are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK California Insured Tax Free Fund VK Insured Tax Free Income Fund	Make loans, except to the extent the tax exempt obligations the Fund may invest in are considered to be loans.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK Capital Growth Fund	Make loans, except that the Fund may purchase bonds, debentures or other debt securities of the type commonly offered privately to, and purchased by, financial institutions in an amount not exceeding 10% of its total assets, and except that the Fund may invest in repurchase agreements in an amount not exceeding 25% of its total assets. The purchase of publicly distributed bonds and debentures shall not constitute the making of loans.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

	VK Fund Fundamental Lending	Acquiring Fund Fundamental Lending
VK Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK Comstock Fund	Make loans except by the purchase of bonds or other debt obligations of types commonly offered publicly or privately and purchased by financial institutions, including investment in repurchase agreements, provided that the Fund will not make any investment in repurchase agreements maturing in more than seven days if such investments, together with any illiquid securities held by the Fund, would exceed 10% of the value of its net assets.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK Core Equity Fund	Make loans of money or property to any person, except (a) that the Fund may purchase for its investment portfolio a portion of an issue of tradable bonds, debentures or other interests, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK Corporate Bond Fund	Lend any of its assets except for the following types of transactions: (a) loans of portfolio securities up to 10% of the value of the Fund’s net assets, taken at market, collateralized at 100% each business day, subject to immediate termination if the collateral is not maintained, or on five business days’ notice by the Fund or not less than one business day’s notice by the borrower, on which the Fund will receive all income accruing on the borrowed securities during the loan; (b) the purchase of debt securities publicly distributed or of a type customarily purchased by institutional investors; and (c) the purchase of securities subject to repurchase agreements.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK Enterprise Fund VK Harbor Fund	Make loans except that the Fund may invest up to 25% of the Fund’s total assets in repurchase agreements.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK Equity and Income Fund	Make loans to any individual.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

	VK Fund Fundamental Lending	Acquiring Fund Fundamental Lending
VK Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK Global Franchise Fund	Make loans except: (i) by purchasing debt securities in accordance with their respective investment objectives and policies, or entering into repurchase agreements, subject to the limitations described in the Fund’s non-fundamental investment limitation, (ii) by lending their portfolio securities, and (iii) by lending portfolio assets to other Funds, banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act, the rules, regulations, interpretations or orders of the SEC and its staff thereunder.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK Government Securities Fund	Make loans of money or securities, except that the Fund may invest (a) by investment in repurchase agreements in accordance with applicable requirements set forth in the Fund’s Prospectus or SAI or (b) by lending its portfolio securities in amounts not to exceed 10% of the Fund’s total assets, provided that such loans are secured by cash collateral that is at least equal to the market value. The Fund will not invest in repurchase agreements maturing in more than seven days (unless subject to a demand feature) if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale and which are not readily marketable) held by the Fund, exceeds 10% of the market or other fair value of its total net assets.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK Growth and Income Fund	Make loans to other persons except loans of portfolio securities up to 10% of the value of the Fund’s assets collateralized in cash at 100% each business day, subject to immediate termination if the collateral is not maintained or on five business days’ notice by the Fund or not less than one business day’s notice by the borrower, on which the Fund will receive all income accruing on the borrowed securities during the loan. Investments in repurchase agreements and purchases by the Fund of a portion of an issue of publicly distributed debt securities shall not be considered the making of a loan.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK High Yield Fund	Make loans of money or securities, except (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) by investment in repurchase agreements or (c) by lending its portfolio securities, subject to limitations described elsewhere in the Fund’s SAI.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK High Yield Municipal Fund	Make loans of money or securities to other persons except that the Fund may purchase or hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

	VK Fund Fundamental Lending	Acquiring Fund Fundamental Lending
VK Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

VK Intermediate Term Municipal Income Fund	Make loans of money or property, except to the extent the obligations the Fund may invest in are considered to be loans and except to the extent that the Fund may lend money or property in connection with maintenance of the value of or the Fund’s interest with respect to the securities owned by the Fund.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK Limited Duration Fund	Make loans of money or securities, except (a) by investment in repurchase agreements in accordance with applicable requirements set forth in the Fund’s Prospectus or (b) by lending its portfolio securities in amounts not to exceed 10% of the Fund’s total assets, provided that such loans are secured by cash collateral that is at least equal to the market value.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK Mid Cap Growth Fund VK Small Cap Value Fund VK Technology Fund VK Utility Fund	Make loans of money or property to any person, except (i) to the extent the securities in which the Fund may invest are considered to be loans, (ii) through the loan of portfolio securities, and (iii) to the extent that the Fund may lend money or property in connection with maintenance of the value of, or the Fund’s interest with respect to, the securities owned by the Fund.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK Municipal Income Fund VK New York Tax Free Income Fund VK Pennsylvania Tax Free Income Fund	Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund’s interest with respect to, the securities owned by the Fund.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK Real Estate Securities Fund	Lend money or securities except by the purchase of a portion of an issue of bonds, debentures or other obligations of types commonly distributed to institutional investors publicly or privately (in the latter case the investment will be subject to the stated limits on investments in “restricted securities”), and except by the purchase of securities subject to repurchase agreements.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

VK U.S. Mortgage Fund	Make loans, except that the Fund may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph 1 above, may enter into repurchase agreements, and may lend its portfolio securities against collateral consisting of cash or of securities issued or guaranteed by the U.S. government or its agencies, which collateral is equal at all times to at least 100% of the value of the securities loaned, including accrued interest.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

* * * *

VK Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Industry Concentration

	VK Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry Concentration Restriction
VK Fund	Restriction (The Fund may not . . .)	(The Fund may not . . .)

VK American Franchise Fund
VK Asset Allocation Conservative Fund
VK Asset Allocation Growth Fund
VK Asset Allocation Moderate Fund
VK Core Equity Fund
VK Equity Premium Income Fund
VK International Advantage Fund
VK International Growth Fund
VK Leaders Fund
VK Small Cap Growth Fund
VK Value Opportunities Fund	Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, (b) when the Fund has taken a temporary defensive position, or (c) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.	Except for Van Kampen Leaders Fund and the Asset Allocation Funds, make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

Van Kampen Leaders Fund and each of the Asset Allocation Funds will make investments that will result in the concentration (as that term my be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief. Historically, the SEC staff has taken the position that if a fund invests more than 25% of its assets in the securities of issuers in a single industry, the fund is concentrating in that industry.]

VK American Value Fund VK Emerging Markets Fund VK Global Equity Allocation Fund	Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK Capital Growth Fund	Make any investment which would cause more than 25% of its assets to be invested in securities issued by companies principally engaged in any one industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund’s pro rata portion of the securities and other assets owned by any such company.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

	VK Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry Concentration Restriction
VK Fund	Restriction (The Fund may not . . .)	(The Fund may not . . .)

VK Comstock Fund	Invest more than 25% of its total net asset value in any one industry, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK Core Plus Fixed Income Fund	Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry except (a) excluding securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, or (b) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK Corporate Bond Fund	Invest more than 25% of the value of its total assets in the securities of issuers all of which conduct their principal business activities in the same industry; provided that neither all utility companies, as a group, nor all finance companies, as a group, are considered a single industry for purposes of this policy.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK Enterprise Fund	Invest more than 25% of the value of its assets in securities issued by companies in any one industry, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

	VK Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry Concentration Restriction
VK Fund	Restriction (The Fund may not . . .)	(The Fund may not . . .)

VK Equity and Income Fund	Concentrate its investments in any single group or type of securities except that it may, on occasion, invest up to 25% of its assets in any one industry and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK Global Bond Fund VK Global Tactical Asset Allocation Fund	Invest in any security if, as a result, 25% or more of the value of the Fund’s total assets, taken at market value at the time of each investment, are in the securities of issuers in any particular industry or group of industries except (a) securities issued or guaranteed by the U.S. government and its agencies and instrumentalities or securities of state and municipal governments or their political subdivisions, or (b) as otherwise provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK Global Franchise Fund	Acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Fund’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, when the Fund adopts a temporary defensive position.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK Government Securities Fund VK Limited Duration Fund	Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers, all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

	VK Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry Concentration Restriction
VK Fund	Restriction (The Fund may not . . .)	(The Fund may not . . .)

VK Growth and Income Fund	Invest more than 25% of its total net asset value in any one industry provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund’s pro rata portion of the securities and other assets owned by any such company.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK Harbor Fund	Invest more than 25% of its assets in securities issued by companies in any one industry.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK High Yield Fund	Invest more than 25% of the value of its total assets in securities of issuers in any particular industry (except obligations of the U.S. government).	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK High Yield Municipal Fund	Purchase any securities which would cause more than 25% of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to municipal securities or governmental guarantees of municipal securities; and provided, further, that for the purpose of this limitation only, industrial development bonds that are considered to be issued by non-governmental users shall not be deemed to be municipal securities; and provided, further, that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

	VK Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry Concentration Restriction
VK Fund	Restriction (The Fund may not . . .)	(The Fund may not . . .)

VK California Insured Tax Free Fund VK Insured Tax Free Income Fund VK Intermediate Term Municipal Income Fund VK Municipal Income Fund VK New York Tax Free Income Fund	Invest more than 25% of its assets in a single industry; however as described in the Fund’s Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal [bond/securities] market; however, as described in the Fund’s Prospectus the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry, and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK Mid Cap Growth Fund	Invest more than 25% of its assets in a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund’s pro rata portion of the securities and other assets owned by any such company. (Neither the U.S. government nor any of its agencies or instrumentalities will be considered an industry for purposes of this restriction.)	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK Pennsylvania Tax Free Income Fund	Invest more than 25% of its assets in a single industry, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time. (As described in a Fund’s Prospectus or SAI, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market, however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry.)	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments...(v) with respect to Van Kampen Pennsylvania Tax Free Income Fund, municipal obligations, including those issued by the State of Pennsylvania or its political subdivisions... In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK Real Estate Securities Fund	Concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time.	Van Kampen Real Estate Securities Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the real estate industry.

	VK Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry Concentration Restriction
VK Fund	Restriction (The Fund may not . . .)	(The Fund may not . . .)

VK Small Cap Value Fund	Invest more than 25% of the value of its assets in any one industry, provided, that this limitation excludes shares of other open-end investment companies.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

VK U.S. Mortgage Fund	Invest more than 25% of its assets in a single industry, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time. (Neither the U.S. government nor any of its agencies or instrumentalities will be considered an industry for purposes of this restriction.)	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

* * * *

EXHIBIT E

FORM OF AGREEMENT AND PLAN OF REORGANIZATION
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this           day of          , 2010 by and among (i) each of the Van Kampen and Morgan Stanley open-end registered investment companies identified on Exhibit A hereto (each a “Target Entity”) separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) Morgan Stanley Investment Management Inc. (“MSIM”); (iii) Morgan Stanley Investment Advisors Inc. (“MSIA”); (iv) Van Kampen Asset Management (“VKAM”); (v) each of the registrants in the AIM Family of Funds identified on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (vi) Invesco Advisers, Inc. (“IAI”).

WHEREAS, Morgan Stanley entered into a definitive agreement dated October 19, 2009 (the “Transaction Agreement”) to sell substantially all of its retail asset management business operating under both the Morgan Stanley and Van Kampen brands to Invesco, Ltd. (“Invesco”) (referred to herein as the ‘‘MS/Invesco Transaction”);

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a ‘‘Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the Target Fund;

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use its best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity

E-1

identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its charter and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the ‘‘Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees, which shall be provided to the Acquiring Fund prior to the Valuation Date.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Valuation Date, provided that, if more than one class of shares of the Target Fund is being exchanged for a single class of shares of the Acquiring Fund, then the net asset value per share of such class of shares of the Acquiring Fund issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund having attributes most consistent with the Acquiring Fund share class, as determined by the Acquiring Fund (the “Primary Share Class”), or the net asset value of such other class of shares of the Target Fund as the parties may mutually agree.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Valuation Time, provided that if two or more classes of shares of the Target Fund are exchanged for a single class of shares of the Acquiring Fund, then the number of Acquiring Fund shares issued with respect to each such Target Fund class, other than the Primary Share Class, shall equal the quotient of the net asset value of such class divided by the net asset value per share of the Primary Share Class, all as of the Valuation Time.

(d) All computations of value shall be made by the Target Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund’s recordkeeping agent and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on          , 2010 or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the ‘‘Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited,

E-2

the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations (the “AML Documentation”) and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees/Directors of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. Each Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to its corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is duly organized or, where applicable, the Target Fund is duly organized as a series of the Target Entity, which is an entity of the type and organized under the laws of the jurisdiction as set forth on Exhibit B, in each case validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between October 1, 2001 and the date of this Agreement conforms or

E-3

conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information and the value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve month period preceding the date hereof which would have a material adverse effect on such Target Fund or its properties or assets;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances

E-4

on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or ‘‘Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. ‘‘Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, unless the Target Fund has been advised by the Acquiring Fund that the Acquiring Fund will deliver an opinion of counsel that the Reorganization qualifies as a reorganization under Section 368(a)(1)(F) as provided by Section 8.6 below, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date and (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover);

(n) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or Notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares, except for the automatic conversion right of holders of Class B and Class P shares, as applicable, of the Target Fund to convert to Class A shares in accordance with the terms set forth in the Target Fund’s Prospectus and Statement of Additional Information and Governing Documents;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the directors or trustees, as applicable, of the Target Entity and, subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(q) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

E-5

(r) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(s) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to its corresponding Target Entity and Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Amended and Restated Agreement and Declaration of Trust or Second Amended and Restated Agreement and Declaration of Trust, as applicable, in each case, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) On the Closing Date, the Acquiring Fund will have no assets other than nominal capital contributed by Invesco or its affiliates;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Agreement and Declaration of Trust or by-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last 12 months, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Invesco or its affiliate to secure any required initial shareholder approvals;

(i) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

(j) The Acquiring Fund was formed for the purpose of the respective Reorganization and intends to elect to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company beginning on the first day of its current taxable year. The Acquiring Fund has no

E-6

earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(k) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, all offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. The Acquiring Fund does not have and will not have outstanding as of the Closing Date any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares (other than rights presented by this contract), nor is there outstanding any security convertible into any Acquiring Fund shares;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates; and

(p) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1. With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”).

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. The Target Entity shall, through its board of directors/trustees, if considered by such director/trustees to be consistent with their fiduciary obligations, recommend to the shareholders of the Target Fund approval of this Agreement.

(d) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

E-7

(f) The Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date. The information to be provided under (1) of this sub-section shall be provided as soon as reasonably practicable after the Closing but in any event not later than twenty (20) business days after Closing and the information to be provided under (2) through (4) of this sub-section shall be provided at or prior to the Closing.

(g) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(i) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(j) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(k) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(l) A statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code will be provided to the Acquiring Fund prior to Closing if the Target Fund’s most recent fiscal year ended on or before December 31, 2009, otherwise within ninety (90) days after the Closing Date.

(m) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(n) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

(o) On or prior to the signing of this Agreement or within twenty (20) business days thereafter, the Target Fund shall have delivered to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions; and (3) any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders with respect to any wholly-owned subsidiaries of the Target Fund.

(p) The contingent deferred sales charge (“CDSC”) applicable to Class B and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class B and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class B and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

E-8

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, MSIM, MSIA and VKAM, is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Agreement and Declaration of Trust or By-Laws or a breach or default under any agreement pertaining to the Acquiring Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Acquiring Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity on the Closing Date (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the AML Documentation and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

E-9

(c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

(d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) Unless the Target Fund has been advised by the Acquiring Fund that the Acquiring Fund will deliver an opinion of counsel that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; and (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and

(h) The Acquiring Entity shall have received on the Closing Date the opinion of          , counsel to the Target Entity (which may rely on certificates of officers or directors/trustees of the Target Entity), covering the following points:

(i) The Target Entity is an entity of the type as set forth on Exhibit B, duly organized, incorporated or formed, validly existing and in good standing under the laws of the jurisdiction in which the Target Entity was organized, incorporated or formed, as set forth on Exhibit B, and has the corporate or trust power, as applicable, to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any agreement pertaining to the Target Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Target Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the jurisdiction in which the Target Entity is organized, as set forth on Exhibit B, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

E-10

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of directors/trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of directors/trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein or the MS/Invesco Transaction;

8.4. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code; and

8.7. The MS/Invesco Transaction contemplated by the Transaction Agreement shall have been consummated.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Morgan Stanley and Invesco will bear or arrange for an entity under common ownership of Morgan Stanley or Invesco to bear the expenses relating to the Reorganizations, allocated among Morgan Stanley and Invesco as set forth in the Transaction Agreement. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of holding shareholders’ meetings.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable Law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1. With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Fund, and IAI agree to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and directors/trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its directors/trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

11.2. With respect to a Reorganization, MSIM, MSIA and VKAM, each with respect to a Target Fund for which it acts as investment adviser, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against

E-11

any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1. Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by (i) mutual agreement of the parties; or (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before September 30, 2010, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) by any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

For each Target Entity:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For Morgan Stanley Investment Management Inc.:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For Morgan Stanley Investment Advisors Inc.:

[Name]
[Address]
Fax:

E-12

With a copy to:

[Name]
[Address]
Fax:

For Van Kampen Asset Management:

[Name]
[Address]
Fax:

with a copy to:

[Name]
[Address]
Fax:

For Invesco Advisers, Inc.:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For each Acquiring Entity

11 Greenway Plaza, Suite 100
Houston, TX 77046
Fax: 713-993-9185
Attn: General Counsel

with a copy to:

E. Carolan Berkley
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
Fax: (215) 564-8120

15.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

15.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

15.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the Agreement and Declaration of Trust of the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

[Signature pages to follow for each Target Fund, Acquiring Fund, IAI, MSIM, MSIA and VKAM]

E-13

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

AIM Counselor Series Trust
Invesco Balanced Fund, a series of AIM Counselor Series Trust	Morgan Stanley Balanced Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco California Tax-Free Income Fund, a series of AIM Counselor Series Trust	Morgan Stanley California Tax-Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Dividend Growth Securities Fund, a series of AIM Counselor Series Trust	Morgan Stanley Dividend Growth Securities Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Equally-Weighted S&P 500 Fund, a series of AIM Counselor Series Trust	Morgan Stanley Equally-Weighted S&P 500 Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Fundamental Value Fund, a series of AIM Counselor Series Trust	Morgan Stanley Fundamental Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Large Cap Relative Value Fund, a series of AIM Counselor Series Trust	Large Cap Relative Value Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco New York Tax-Free Income Fund, a series of AIM Counselor Series Trust	Morgan Stanley New York Tax-Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco S&P 500 Index, a series of AIM Counselor Series Trust	Morgan Stanley S&P 500 Index Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen American Franchise Fund, a series of AIM Counselor Series Trust	Van Kampen American Franchise Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Core Equity Fund, a series of AIM Counselor Series Trust	Van Kampen Core Equity Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Equity and Income Fund, a series of AIM Counselor Series Trust	Van Kampen Equity and Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Equity Premium Income Fund, a series of AIM Counselor Series Trust	Van Kampen Equity Premium Income Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

E-14

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Growth and Income Fund, a series of AIM Counselor Series Trust	Van Kampen Growth and Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Pennsylvania Tax Free Income Fund, a series of AIM Counselor Series Trust	Van Kampen Pennsylvania Tax Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Invesco Van Kampen Small Cap Growth Fund, a series of AIM Counselor Series Trust	Van Kampen Small Cap Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Growth Series
Invesco Convertible Securities Fund, a series of AIM Growth Series	Morgan Stanley Convertible Securities Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Conservative Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Conservative Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Growth Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Moderate Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Moderate Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Harbor Fund, a series of AIM Growth Series	Van Kampen Harbor Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Leaders Fund, a series of AIM Growth Series	Van Kampen Leaders Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Real Estate Securities Fund, a series of AIM Growth Series	Van Kampen Real Estate Securities Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen U.S. Mortgage Fund, a series of AIM Growth Series	Van Kampen U.S. Mortgage Fund, a series of Van Kampen U.S. Government Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Investment Funds
Invesco Alternative Opportunities Fund, a series of AIM Investment Funds	Morgan Stanley Alternative Opportunities Fund, a series of Morgan Stanley Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W

E-15

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Commodities Strategy Fund, a series of AIM Investment Funds	Morgan Stanley Commodities Alpha Fund, a series of Morgan Stanley Series Funds
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco FX Alpha Plus Strategy Fund, a series of AIM Investment Funds	The FX Alpha Plus Strategy Portfolio, a series of Morgan Stanley FX Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco FX Alpha Strategy Fund, a series of AIM Investment Funds	The FX Alpha Strategy Portfolio, a series of Morgan Stanley FX Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Global Advantage Fund, a series of AIM Investment Funds	Morgan Stanley Global Advantage Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Global Dividend Growth Securities Fund, a series of AIM Investment Funds	Morgan Stanley Global Dividend Growth Securities
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Health Sciences Fund, a series of AIM Investment Funds	Morgan Stanley Health Sciences Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco International Growth Equity Fund, a series of AIM Investment Funds	International Growth Equity Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco Pacific Growth Fund, a series of AIM Investment Funds	Morgan Stanley Pacific Growth Fund Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Van Kampen Emerging Markets Fund, a series of AIM Investment Funds	Van Kampen Emerging Markets Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Global Bond Fund, a series of AIM Investment Funds	Van Kampen Global Bond Fund, a series of Van Kampen Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Global Equity Allocation Fund, a series of AIM Investment Funds	Van Kampen Global Equity Allocation Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Global Franchise Fund, a series of AIM Investment Funds	Van Kampen Global Franchise Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

E-16

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Global Tactical Asset Allocation Fund, a series of AIM Investment Funds	Van Kampen Global Tactical Asset Allocation Fund, a series of Van Kampen Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen International Advantage Fund, a series of AIM Investment Funds	Van Kampen International Advantage Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen International Growth Fund, a series of AIM Investment Funds	Van Kampen International Growth Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R

AIM Investment Securities Funds
Invesco High Yield Securities Fund, a series of AIM Investment Securities Funds	Morgan Stanley High Yield Securities Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Core Plus Fixed Income Fund, a series of AIM Investment Securities Funds	Van Kampen Core Plus Fixed Income Fund, a series of Van Kampen Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Corporate Bond Fund, a series of AIM Investment Securities Funds	Van Kampen Corporate Bond Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Government Securities Fund, a series of AIM Investment Securities Funds	Van Kampen Government Securities Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen High Yield Fund, a series of AIM Investment Securities Funds	Van Kampen High Yield Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Limited Duration Fund, a series of AIM Investment Securities Funds	Van Kampen Limited Duration Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Sector Funds
Invesco Mid-Cap Value Fund, a series of AIM Sector Funds	Morgan Stanley Mid-Cap Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Small-Mid Special Value Fund, a series of AIM Sector Funds	Morgan Stanley Small-Mid Special Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Special Value Fund, a series of AIM Sector Funds	Morgan Stanley Special Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W

E-17

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Technology Sector Fund, a series of AIM Sector Funds	Morgan Stanley Technology Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco U.S. Mid Cap Value Fund, a series of AIM Sector Funds	U.S. Mid Cap Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class Y	Investment Class
Class A	Class P
Invesco U.S. Small Cap Value Fund, a series of AIM Sector Funds	U.S. Small Cap Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class A	Class P
Invesco U.S. Small/Mid Cap Value Fund, a series of AIM Sector Funds	U.S. Small/Mid Cap Value Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco Value Fund, a series of AIM Sector Funds	Morgan Stanley Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Value II Fund, a series of AIM Sector Funds	Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class A	Class P
Invesco Van Kampen American Value Fund, a series of AIM Sector Funds	Van Kampen American Value Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Capital Growth Fund, a series of AIM Sector Funds	Van Kampen Capital Growth Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Comstock Fund, a series of AIM Sector Funds	Van Kampen Comstock Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Enterprise Fund, a series of AIM Sector Funds	Van Kampen Enterprise Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Mid Cap Growth Fund, a series of AIM Sector Funds	Van Kampen Mid Cap Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Small Cap Value Fund, a series of AIM Sector Funds	Van Kampen Small Cap Value Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Technology Fund, a series of AIM Sector Funds	Van Kampen Technology Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Utility Fund, a series of AIM Sector Funds	Van Kampen Utility Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

E-18

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Value Opportunities Fund, a series of AIM Sector Funds	Van Kampen Value Opportunities Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Tax-Exempt Funds
Invesco Municipal Fund, a series of AIM Tax-Exempt Funds	Municipal Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class A	Class H
Class Y	Class I
Class A	Class L
Class A	Class P
Invesco Tax-Exempt Securities Fund, a series of AIM Tax-Exempt Funds	Morgan Stanley Tax-Exempt Securities Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen California Insured Tax Free Fund, a series of AIM Tax-Exempt Funds	Van Kampen California Insured Tax Free Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen High Yield Municipal Fund, a series of AIM Tax-Exempt Funds	Van Kampen High Yield Municipal Fund, a series of Van Kampen Tax-Exempt Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Insured Tax Free Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Insured Tax Free Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Intermediate Term Municipal Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Intermediate Term Municipal Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Municipal Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Municipal Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen New York Tax Free Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen New York Tax Free Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C

AIM Variable Insurance Funds
Invesco V.I. Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Dividend Growth Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Global Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Global Dividend Growth Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. High Yield Fund, a series of AIM Variable Insurance Funds	The High Yield Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Income Builder Fund, a series of AIM Variable Insurance Funds	The Income Builder Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. S&P 500 Index Fund, a series of AIM Variable Insurance Funds	The S&P 500 Index Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Select Dimensions Balanced Fund, a series of AIM Variable Insurance Funds	The Balanced Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y

E-19

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco V.I. Select Dimensions Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Dividend Growth Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Selection Dimensions Equally-Weighted S&P 500 Fund, a series of AIM Variable Insurance Funds	The Equally-Weighted S&P 500 Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y
Invesco Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Capital Growth Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Comstock Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Comstock Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Equity and Income Fund, a series of AIM Variable Insurance Funds	Equity and Income Portfolio, a series of The Universal Institutional Funds, Inc.
Series II	Class II
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Global Value Equity Fund, a series of AIM Variable Insurance Funds	Global Value Equity Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Invesco Van Kampen V.I. Government Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Government Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Growth and Income Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Growth and Income Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. High Yield Fund, a series of AIM Variable Insurance Funds	High Yield Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Invesco Van Kampen V.I. International Growth Equity Fund, a series of AIM Variable Insurance Funds	International Growth Equity Portfolio, a series of The Universal Institutional Funds, Inc.
Series II	Class II
Invesco Van Kampen V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Mid Cap Growth Portfolio, a series of Van Kampen Life Investment Trust
Series II	Class II
Invesco Van Kampen V.I. Mid Cap Value Fund, a series of AIM Variable Insurance Funds	U.S. Mid Cap Value Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Value Fund, a series of AIM Variable Insurance Funds	Value Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I

E-20

EXHIBIT B

ORGANIZATIONAL FORM AND JURISDICTIONS OF EACH TARGET ENTITY

	Jurisdiction Where	Form of
Target Entity	Organized	Organization

Morgan Stanley Balanced Fund	Massachusetts	Business trust
Morgan Stanley California Tax-Free Income Fund	Massachusetts	Business trust
Morgan Stanley Convertible Securities Trust	Massachusetts	Business trust
Morgan Stanley Dividend Growth Securities Inc.	Maryland	Corporation
Morgan Stanley Equally-Weighted S&P 500 Fund	Massachusetts	Business trust
Morgan Stanley Fundamental Value Fund	Massachusetts	Business trust
Morgan Stanley FX Series Funds	Massachusetts	Business trust
Morgan Stanley Global Advantage Fund	Massachusetts	Business trust
Morgan Stanley Global Dividend Growth Securities	Massachusetts	Business trust
Morgan Stanley Health Sciences Trust	Massachusetts	Business trust
Morgan Stanley High Yield Securities Inc.	Maryland	Corporation
Morgan Stanley Institutional Fund, Inc.	Maryland	Corporation
Morgan Stanley Institutional Fund Trust	Pennsylvania	Business trust
Morgan Stanley Mid-Cap Value Fund	Massachusetts	Business trust
Morgan Stanley New York Tax-Free Income Fund	Massachusetts	Business trust
Morgan Stanley Pacific Growth Fund Inc.	Maryland	Corporation
Morgan Stanley S&P 500 Index Fund	Massachusetts	Business trust
Morgan Stanley Select Dimensions Investment Series	Massachusetts	Business trust
Morgan Stanley Series Funds	Massachusetts	Business trust
Morgan Stanley Small-Mid Special Value Fund	Massachusetts	Business trust
Morgan Stanley Special Value Fund	Massachusetts	Business trust
Morgan Stanley Tax-Exempt Securities Trust	Massachusetts	Business trust
Morgan Stanley Technology Fund	Massachusetts	Business trust
Morgan Stanley Value Fund	Massachusetts	Business trust
Morgan Stanley Variable Investment Series	Massachusetts	Business trust
The Universal Institutional Funds, Inc.	Maryland	Corporation
Van Kampen Capital Growth Fund	Delaware	Statutory trust
Van Kampen Comstock Fund	Delaware	Statutory trust
Van Kampen Corporate Bond Fund	Delaware	Statutory trust
Van Kampen Enterprise Fund	Delaware	Statutory trust
Van Kampen Equity and Income Fund	Delaware	Statutory trust
Van Kampen Equity Trust	Delaware	Statutory trust
Van Kampen Equity Trust II	Delaware	Statutory trust
Van Kampen Government Securities Fund	Delaware	Statutory trust
Van Kampen Growth and Income Fund	Delaware	Statutory trust
Van Kampen Harbor Fund	Delaware	Statutory trust
Van Kampen High Yield Fund	Delaware	Statutory trust
Van Kampen Life Investment Trust	Delaware	Statutory trust
Van Kampen Limited Duration Fund	Delaware	Statutory trust
Van Kampen Pennsylvania Tax Free Income Fund	Pennsylvania	Common law trust
Van Kampen Real Estate Securities Fund	Delaware	Statutory trust
Van Kampen Series Fund, Inc.	Maryland	Corporation
Van Kampen Tax-Exempt Trust	Delaware	Statutory trust
Van Kampen Tax Free Trust	Delaware	Statutory trust
Van Kampen Trust	Delaware	Statutory trust
Van Kampen Trust II	Delaware	Statutory trust
Van Kampen U.S. Government Trust	Delaware	Statutory trust

E-21

Schedule 1.2(c)

Excluded Liabilities

[None]

E-22

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i) The acquisition by the Acquiring Fund of all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

E-23

PROXY	VAN KAMPEN FUNDS NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON , 2010	PROXY
The undersigned holder of VAN KAMPEN FUNDS hereby appoints                      and                     , and each of them or their respective designees, with full power of substitution and revocation, as proxies to represent the undersigned at the Special Meeting of Shareholders to be held at                     , on                     , 2010, at       a.m./p.m., Eastern Time and at any and all adjournments thereof. This proxy is solicited on behalf of the Board of Trustees of VAN KAMPEN FUNDS.
If more than one of the proxies, or their substitutes, are present at the Meeting or any adjournment thereof, they jointly (or, if only one is present and voting then that one) shall have authority and may exercise all powers granted hereby. This Proxy, when properly executed, will be voted in accordance with the instructions marked by the undersigned on the reverse side. If no specification is made, this proxy will be voted “FOR” the proposal listed herein and in the discretion of the proxies upon such other business as may properly come before the Meeting.
Please vote, date and sign on reverse side and return promptly in enclosed envelope.
VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-866-241-6192

Note: Please sign exactly as your name appears on this proxy card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer’s office. If a partner, sign in the partnership name.

Signature

Signature (if held jointly)

Date	VKF_XXXXX_122209

VAN KAMPEN FUNDS	VAN KAMPEN FUNDS
American Franchise	American Value
Asset Allocation Conservative	Asset Allocation Growth
Asset Allocation Moderate	California Insured Tax Free
Capital Growth	Comstock
Core Equity	Core Plus Fixed Income
Corporate Bond	Emerging Markets
Enterprise	Equity and Income
Equity Premium Income	Global Bond
Global Equity Allocation	Global Franchise
Global Tactical Asset Allocation	Government Securities
Growth and Income	Harbor
High Yield	High Yield Municipal
Insured Tax Free Income	Intermediate Term Municipal Income
International Advantage	International Growth
Leaders	Limited Duration
Mid Cap Growth	Municipal Income
New York Tax Free Income	Pennsylvania Tax Free Income
Real Estate Securities	Small Cap Growth
Small Cap Value	Technology
U.S. Mortgage	Utility
Value Opportunities
Important Notice Regarding the Availability of Proxy Materials for the Van Kampen Funds
Shareholder Meeting to Be Held on                     , 2010.
The Proxy Statement for this meeting is available at: https://www.proxy-direct.com/vanXXXXX
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ABOVE.

THE BOARD OF DIRECTORS/TRUSTEES RECOMMENDS THAT YOU CAST YOUR VOTE “FOR” THE REORGANIZATION AS DESCRIBED IN THE JOINT PROXY STATEMENT/PROSPECTUS.
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS IN THIS EXAMPLE: ■
1.	To approve an Agreement and Plan of Reorganization under which the assets and liabilities of each VK Fund identified below will be transferred to a corresponding Invesco Fund that has the same name as the VK Fund (the “Reorganization”).

	FOR	AGAINST	ABSTAIN		FOR	AGAINST	ABSTAIN
American Franchise	☐	☐	☐	American Value	☐	☐	☐
Asset Allocation Conservative	☐	☐	☐	Asset Allocation Growth	☐	☐	☐
Asset Allocation Moderate	☐	☐	☐	California Insured Tax Free	☐	☐	☐
Capital Growth	☐	☐	☐	Comstock	☐	☐	☐
Core Equity	☐	☐	☐	Core Plus Fixed Income	☐	☐	☐
Corporate Bond	☐	☐	☐	Emerging Markets	☐	☐	☐
Enterprise	☐	☐	☐	Equity and Income	☐	☐	☐
Equity Premium Income	☐	☐	☐	Global Bond	☐	☐	☐
Global Equity Allocation	☐	☐	☐	Global Franchise	☐	☐	☐
Global Tactical Asset Allocation	☐	☐	☐	Government Securities	☐	☐	☐
Growth and Income	☐	☐	☐	Harbor	☐	☐	☐
High Yield	☐	☐	☐	High Yield Municipal	☐	☐	☐
Insured Tax Free Income	☐	☐	☐	Intermediate Term Municipal Income	☐	☐	☐
International Advantage	☐	☐	☐	International Growth	☐	☐	☐
Leaders	☐	☐	☐	Limited Duration	☐	☐	☐
Mid Cap Growth	☐	☐	☐	Municipal Income	☐	☐	☐
New York Tax Free Income	☐	☐	☐	Pennsylvania Tax Free Income	☐	☐	☐
Real Estate Securities	☐	☐	☐	Small Cap Growth	☐	☐	☐
Small Cap Value	☐	☐	☐	Technology	☐	☐	☐
U.S. Mortgage	☐	☐	☐	Utility	☐	☐	☐
Value Opportunities	☐	☐	☐		☐	☐	☐
VOTING OPTIONS
Read your proxy statement and have it at hand when voting.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE
VKF_XXXXX_122209

MORGAN STANLEY FUNDS

522 Fifth Avenue
New York, New York 10036
(800) 869-6397 (NEWS)

February 16, 2010

Dear Shareholder:

A joint special meeting (the “Meeting”) of the shareholders of the Morgan Stanley Funds identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”) will be held at 9:30 a.m., Eastern Time, at the offices of Morgan Stanley Investment Management Inc., 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, on May 11, 2010. The purpose of the Meeting is to vote on an important proposal that affects the Morgan Stanley Funds identified in the Notice (each, a “MS Fund” and, collectively, the “MS Funds”) and your investment in one or more of them.

On October 19, 2009, Morgan Stanley entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Directors/Trustees of each MS Fund has approved that each MS Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of each MS Fund to a newly formed fund (each, an “Acquiring Fund”) with substantially the same investment objectives, principal investment strategies and risks as the corresponding MS Fund. Currently, Invesco’s mutual fund platform includes the AIM Family of Funds (the “AIM Funds”), which are managed by a subsidiary of Invesco.

Combining the MS Funds and the AIM Funds onto a single operating platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. Many of the Acquiring Funds will employ the same portfolio managers as the corresponding MS Funds.

The Board of Directors/Trustees of each MS Fund has unanimously approved and recommends that you vote “FOR” the proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposal and compares each MS Fund to its corresponding Acquiring Fund. You should review these materials carefully.

Your vote is important no matter how many shares you own. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the Meeting, you may vote in person. If you have questions, please call us at (800) 869-6397 (NEWS). You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote.

Sincerely,

Randy Takian
President and Principal Executive Officer

MORGAN STANLEY FUNDS

522 Fifth Avenue
New York, New York 10036

(800) 869-6397 (NEWS)

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on May 11, 2010

A joint special meeting (the “Meeting”) of the shareholders of each Morgan Stanley Fund identified below (each, a “MS Fund” and, collectively, the “MS Funds”) will be held on May 11, 2010 at 9:30 a.m., Eastern Time, at the offices of Morgan Stanley Investment Management Inc., 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, for the following purpose:

To approve an Agreement and Plan of Reorganization under which the assets and liabilities of each MS Fund identified below will be transferred to a corresponding Invesco fund (each, an “Acquiring Fund”).

Morgan Stanley Funds	Acquiring Funds

Morgan Stanley Alternative Opportunities Fund	Invesco Alternative Opportunities Fund
Morgan Stanley Balanced Fund	Invesco Balanced Fund
Morgan Stanley California Tax-Free Income Fund	Invesco California Tax-Free Income Fund
Morgan Stanley Commodities Alpha Fund	Invesco Commodities Strategy Fund
Morgan Stanley Convertible Securities Trust	Invesco Convertible Securities Fund
Morgan Stanley Dividend Growth Securities Inc.	Invesco Dividend Growth Securities Fund
Morgan Stanley Equally-Weighted S&P 500 Fund	Invesco Equally-Weighted S&P 500 Fund
Morgan Stanley Fundamental Value Fund	Invesco Fundamental Value Fund
The FX Alpha Plus Strategy Portfolio	Invesco FX Alpha Plus Strategy Fund
The FX Alpha Strategy Portfolio	Invesco FX Alpha Strategy Fund
Morgan Stanley Global Advantage Fund	Invesco Global Advantage Fund
Morgan Stanley Global Dividend Growth Securities	Invesco Global Dividend Growth Securities Fund
Morgan Stanley Health Sciences Trust	Invesco Health Sciences Fund
Morgan Stanley High Yield Securities Inc.	Invesco High Yield Securities Fund
Morgan Stanley Institutional Fund, Inc. — International Growth Equity Portfolio	Invesco International Growth Equity Fund
Morgan Stanley Institutional Fund, Inc. — Large Cap Relative Value Portfolio	Invesco Large Cap Relative Value Fund
Morgan Stanley Mid-Cap Value Fund	Invesco Mid-Cap Value Fund
Morgan Stanley Institutional Fund Trust — Municipal Portfolio	Invesco Municipal Fund
Morgan Stanley New York Tax-Free Income Fund	Invesco New York Tax-Free Income Fund
Morgan Stanley Pacific Growth Fund Inc.	Invesco Pacific Growth Fund
Morgan Stanley S&P 500 Index Fund	Invesco S&P 500 Index Fund
Morgan Stanley Small-Mid Special Value Fund	Invesco Small-Mid Special Value Fund
Morgan Stanley Special Value Fund	Invesco Special Value Fund
Morgan Stanley Tax-Exempt Securities Trust	Invesco Tax-Exempt Securities Fund
Morgan Stanley Technology Fund	Invesco Technology Sector Fund
Morgan Stanley Institutional Fund Trust — U.S. Mid Cap Value Portfolio	Invesco U.S. Mid Cap Value Fund
Morgan Stanley Institutional Fund Trust — U.S. Small Cap Value Portfolio	Invesco U.S. Small Cap Value Fund
Morgan Stanley Institutional Fund, Inc. — U.S. Small/Mid Cap Value Portfolio	Invesco U.S. Small/Mid Cap Value Fund
Morgan Stanley Value Fund	Invesco Value Fund
Morgan Stanley Institutional Fund Trust — Value Portfolio	Invesco Value II Fund

Shareholders of record as of the close of business on February 11, 2010 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each MS Fund will vote separately on the proposal.

The Board of Directors/Trustees of each MS Fund (the “MS Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.

The MS Board recommends that you cast your vote FOR the above proposal as described in the Joint Proxy Statement/Prospectus.

Some shareholders hold shares in more than one MS Fund and may receive proxy cards or proxy materials for each MS Fund owned. Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.

Mary E. Mullin
Secretary

February 16, 2010

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q.	What am I being asked to vote upon?

A.	You are being asked to approve the transitioning of the Morgan Stanley Funds of which you own shares to a new fund family. Specifically, as a shareholder of one or more Morgan Stanley Funds identified on the Notice of Joint Special Meeting of Shareholders (each, a “MS Fund” and, collectively, the “MS Funds”), you are being asked to consider and approve an Agreement and Plan of Reorganization (“Agreement”) under which the assets and liabilities of your MS Fund will be transferred to a new fund on the Invesco mutual fund platform with substantially the same investment objectives, principal investment strategies and risks as the corresponding MS Fund (each, an “Acquiring Fund”). (A table showing each MS Fund and its corresponding Acquiring Fund is included on Exhibit A of the Joint Proxy Statement/Prospectus.) If shareholders of a MS Fund approve the Agreement, MS Fund shareholders will receive shares of the Acquiring Fund in exchange for their shares of the MS Fund, and the MS Fund will be liquidated and dissolved. We refer to each such reorganization as a “Reorganization” and, collectively, as the “Reorganizations.”

Q.	Why are the Reorganizations being proposed?

A.	On October 19, 2009, Morgan Stanley entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). In connection with the Transaction, the Board of Directors/Trustees of each MS Fund (the “MS Board”) has approved that each MS Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of each MS Fund to a newly formed Acquiring Fund with substantially the same investment objectives, principal investment strategies and risks as the corresponding MS Fund. Currently, Invesco’s operating platform includes the AIM Family of Funds (the “AIM Funds”), which are managed by a subsidiary of Invesco.

Combining the MS Funds and the AIM Funds onto a single operating platform will create a larger fund family that will offer a broader range of equity, fixed-income, alternative and other investment options. The combination also presents the opportunity to achieve asset growth through combined distribution networks, to achieve economies of scale, and to operate with greater efficiency and lower overall costs. Many of the Acquiring Funds will be managed by the same portfolio mangers as the corresponding MS Funds.

The MS Board has determined that the transition of the MS Funds to the Invesco mutual fund platform is an effective means to combine the MS Funds and the AIM Funds, which will result in benefits to shareholders.

Q.	What effect will a Reorganization have on me as a shareholder of a MS Fund?

A.	Immediately after a Reorganization, you will own shares of an Acquiring Fund that are equal in value to the shares of the MS Fund that you held immediately prior to the closing of the Reorganization. In connection with the closing of the Reorganization, and without further notice, the outstanding shares of the MS Fund will be redeemed and cancelled as permitted by its charter and applicable law. As an Acquiring Fund shareholder, you will have access to an array of Invesco’s investment options, which upon completion of the Reorganizations, will include more than 195 mutual funds managed by Invesco and its affiliates. In addition, you will have full access to Invesco’s shareholder and transfer agency servicing platforms, which provide customer assistance through the internet, by telephone and by mail. The Acquiring Funds use different service providers than the MS Funds and, as a result, certain investor services and investment privileges will be different. These differences are described in the Joint Proxy Statement/Prospectus.

Q.	Are there any significant differences between the investment objectives and principal investment strategies of each MS Fund and its corresponding Acquiring Fund?

A.	No. Each Acquiring Fund has substantially the same investment objectives, principal investment strategies and risks as its corresponding MS Fund. However, the investment objectives of each Acquiring Fund can be changed by the Board of Trustees of the Acquiring Fund whereas the investment objectives of certain MS Funds can be changed only with shareholder approval. A description of this change can be found under the “Comparison of Investment Objectives and Principal Investment Strategies” section of the Joint Proxy Statement/Prospectus.

Q.	Will the portfolio managers of the MS Funds continue to manage the corresponding Acquiring Funds?

A.	The portfolio managers of many of the Acquiring Funds will be the same as their corresponding MS Funds. Information about the portfolio managers for each Acquiring Fund that will not have the same portfolio managers as its corresponding MS Fund is included in the “Comparison of Portfolio Managers” section of the Joint Proxy Statement/Prospectus.

Q/A-1

Q.	Are there any differences in the advisory fee or total annual fund operating expenses of the MS Funds and Acquiring Funds?

A.	No. The advisory fee of each MS Fund and its corresponding Acquiring Fund are the same. In addition, Invesco Advisers, Inc., the investment adviser to the Acquiring Funds, has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund through at least June 30, 2012 so that each Acquiring Fund’s total annual fund operating expenses will be no greater than the total annual fund operating expenses of the corresponding MS Fund. Without this waiver arrangement, the total annual fund operating expenses of an Acquiring fund may be lower than, the same as, or higher than the total annual fund operating expenses of the corresponding MS Fund. The expense limitation arrangement and a comparison of the expenses of the Funds are described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus.

Q.	Will there be any sales load, commission or other transactional fees in connection with the Reorganization?

A.	No. The total value of the shares of the MS Fund that you own will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fees.

Q.	Will any MS Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganization?

A.	No. None of the MS Funds or Acquiring Funds will bear these costs. Invesco and Morgan Stanley or their respective affiliates will bear all expenses arising in connection with the Reorganizations.

Q.	What are the expected federal income tax consequences of the Reorganizations?

A.	Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the MS Funds will receive a legal opinion to that effect. Thus, while there can be no guarantee that the U.S. Internal Revenue Service will adopt a similar position, it is expected that shareholders will have no federal income tax consequences as a result of the Reorganizations. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in the Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.

Q.	Have the Boards of Directors/Trustees of the MS Funds considered the Reorganizations, and how do they recommend that I vote?

A.	The Directors/Trustees of the MS Funds, including the Directors/Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (“1940 Act”)) of the MS Funds, have carefully considered the Reorganizations and unanimously recommend that you vote “FOR” the Reorganizations. A summary of the considerations of the Directors/Trustees in making this recommendation is provided in the “Board Considerations” section of the Joint Proxy Statement/Prospectus.

Q.	What is the anticipated timing of the Reorganizations?

A.	A joint special meeting of shareholders of the MS Funds will be held on May 11, 2010 (the “Meeting”). If shareholders of a MS Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2010, simultaneous with the closing of the Transaction.

Q.	What will happen if shareholders of a MS Fund do not approve the Reorganization?

A.	If the shareholders of a MS Fund do not approve the Reorganization, the MS Board will consider other possible courses of action for such MS Fund. While the consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization, the Reorganizations may not close unless certain conditions are met, including that shareholders representing a minimum amount of assets of Morgan Stanley’s retail asset management business (including the MS Funds) agree to transfer to Invesco by a certain date. If such conditions are not met, none of the Reorganizations will be consummated, even if shareholders of a MS Fund approved the Reorganization, and the MS Funds will not be combined with the AIM Funds. If this occurs, the MS Board will consider what action, if any, each MS Fund will take. The “Terms of the Reorganization” section of the Joint Proxy Statement/Prospectus generally describes the conditions to closing of the Reorganizations.

Q.	What if I do not wish to participate in the Reorganization?

A.	If you do not wish to have your shares of a MS Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge or redemption fee and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q.	Why are you sending me the Joint Proxy Statement/Prospectus?

A.	You are receiving the Joint Proxy Statement/Prospectus because you owned shares in one or more MS Funds on February 11, 2010 (the “Record Date”) and have the right to vote on the very important proposal described therein concerning your MS Fund. The Joint Proxy Statement/Prospectus contains information that shareholders of the MS Funds should know before voting on the proposed Reorganizations. The document is both a proxy statement of the MS Funds and a prospectus for the corresponding Acquiring Funds.

Q/A-2

Q.	What is the required vote to approve a Reorganization?

A.	For each MS Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of 50% of the outstanding shares of the MS Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the MS Fund.

Q.	How do I vote my shares?

A.	For your convenience, there are several ways you can vote:

• Voting in Person:  If you attend the Meeting, were the record owner of your shares on the Record Date, and wish to vote in person, we will provide you with a ballot prior to the vote. However, if your shares were held in the name of your broker, bank or other nominee, you are required to bring a letter from the nominee indicating that you are the beneficial owner of the shares on the Record Date and authorizing you to vote.

• Voting by Proxy:  Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the Reorganization, as recommended by the MS Board. Your proxy will have the authority to vote and act on your behalf at any adjournment of the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the MS Funds in writing to the address of the MS Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition, although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote in person.

• Voting by Telephone or the Internet:  You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.

Q.	Who should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A.	If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call Client Relations at (800) 869-6397 (NEWS).

Q/A-3

MORGAN STANLEY FUNDS	AIM FUNDS
522 Fifth Avenue New York, New York 10036 (800) 869-6397 (NEWS)	11 Greenway Plaza, Suite 100 Houston, Texas 77046 (800) 959-4246

JOINT PROXY STATEMENT AND PROSPECTUS
February 16, 2010

Introduction

This document contains information that shareholders of the Morgan Stanley Funds identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, a “MS Fund” and, collectively, the “MS Funds”) should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. It is both the proxy statement of the MS Funds and a prospectus for the Acquiring Funds identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, an “Acquiring Fund” and, collectively, the “Acquiring Funds”). Each MS Fund and Acquiring Fund is a registered open-end management investment company or series thereof. We sometimes refer to the MS Funds and the Acquiring Funds collectively as the “Funds” and to each fund individually as a “Fund.”

The joint special meeting of the shareholders of the MS Funds (the “Meeting”) will be held at the offices of Morgan Stanley Investment Management Inc., 522 Fifth Avenue, Conference Room 3N, New York, New York 10036, on May 11, 2010 at 9:30 a.m., Eastern Time. At the Meeting, shareholders of each MS Fund are being asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of the MS Fund will be transferred to the corresponding Acquiring Fund identified on Exhibit A of this Joint Proxy Statement/Prospectus.

The reorganization of each MS Fund with and into its corresponding Acquiring Fund (each, a “Reorganization” and, collectively, the “Reorganizations”) as described in the Agreement will involve three steps:

•	the transfer of the assets and liabilities of the MS Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

•	the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the MS Fund as of immediately prior to the opening of regular trading on the New York Stock Exchange on the closing date of the Reorganization; and

•	the liquidation and dissolution of the MS Fund.

The total value of the Acquiring Fund shares that you receive in a Reorganization will be the same as the total value of the shares of the MS Fund that you held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations and any minimum investment amounts will be waived.

The Boards of Directors/Trustees of the MS Funds (the “MS Board”) have fixed the close of business on February 11, 2010 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment of the Meeting. Shareholders of the MS Funds on the Record Date will be entitled to one vote for each share of the MS Fund held (and a proportionate fractional vote for each fractional share). We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about February 19, 2010 to all shareholders entitled to vote at the Meeting.

The MS Board has approved the Agreement and the Reorganizations, and has determined that the Reorganizations are in the best interest of the MS Funds and their shareholders.

If shareholders of a MS Fund do not approve the Reorganization, the MS Board will consider what further action is appropriate.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each MS Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the MS Funds and the Acquiring Funds;

•	Annual and Semi-Annual Reports to shareholders of the MS Funds; and

•	Statements of Additional Information (“SAIs”) for the MS Funds and the Acquiring Funds.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectuses of the MS Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus of each Acquiring Fund that corresponds to the MS Fund that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and is legally deemed to be part of this document. The MS Funds’ prospectuses, the most recent Annual Reports to Shareholders, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the MS Funds have been previously mailed to shareholders.

Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For MS Fund Documents:	For Acquiring Fund Documents:
MORGAN STANLEY FUNDS 522 Fifth Avenue New York, New York 10036 (800) 869-6397 (NEWS)	AIM FUNDS 11 Greenway Plaza, Suite 100 Houston, Texas 77046 (800) 959-4246

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

i

PROPOSAL:

APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION

Summary

On October 19, 2009, Morgan Stanley entered into a definitive agreement (the “Transaction Agreement”) to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading independent global investment management company (the “Transaction”). Under the terms of the Transaction Agreement, Invesco will receive a diversified business with approximately $119 billion in assets under management across equity, fixed income, alternatives and unit investment trusts, and Morgan Stanley will receive cash and a minority equity interest in Invesco valued at $1.5 billion in the aggregate. In connection with the Transaction, the MS Board was asked to approve the transition of each MS Fund to the Invesco mutual fund platform by transferring the assets and liabilities of each MS Fund to a newly formed Acquiring Fund with substantially the same investment objectives, principal investment strategies and risks as the corresponding MS Fund.

In December 2009, the MS Board of each MS Fund unanimously voted to approve the Reorganizations, subject to approval by shareholders of the applicable MS Fund and other closing conditions. In the Reorganizations, each MS Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the MS Fund, which will distribute such shares to shareholders of the MS Fund in complete liquidation. Any shares you own of a MS Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same or a comparable share class (as identified on Exhibit A), of the corresponding Acquiring Fund having an aggregate value equal to the value of your shares of the MS Fund (even though the net asset value per share may differ). It is expected that no gain or loss will be recognized by any shareholder of a MS Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the second quarter of 2010.

Reasons for the Reorganizations

At various meetings of the MS Board held during the third and fourth quarters of 2009 and early 2010, the Directors/Trustees of the MS Board, including the Directors/Trustees who are not “interested persons” of the MS Funds (the “Independent Directors/Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved the Agreement on behalf of each MS Fund and determined to recommend that shareholders of the MS Funds approve the Agreement. In reaching its decision, the MS Board requested and obtained information from Morgan Stanley and Invesco as they deemed reasonably necessary to evaluate the Agreement with respect to each MS Fund. Certain of the factors considered by the MS Board included:

1. The reputation, financial strength and resources of Invesco.

2. The strength of Invesco’s global resources and investment capabilities.

3. The shareholder services offered by Invesco.

4. The broad product array of the more than 100 publicly available mutual funds in the AIM Family of Funds (the “AIM Funds”) and the expanded range of investment options and exchange opportunities available to shareholders of the MS Funds.

5. The substantially the same investment objectives, principal investment strategies and risks of the MS Funds and the corresponding Acquiring Funds.

6. The continuity of key investment management personnel, in most cases, managing the Acquiring Funds.

7. That Invesco will provide a contractual guaranty through at least June 30, 2012 that will limit the total annual fund operating expenses of each Acquiring Fund to the 2009 total annual fund operating expenses of the corresponding MS Fund.

For a further discussion of the factors considered by the MS Board in approving the Agreement, see the “Board Considerations” section of this Joint Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies

Each of the Acquiring Funds was recently created specifically to acquire the assets and assume the liabilities of the corresponding MS Fund in a Reorganization. Each Acquiring Fund’s investment objectives, principal investment strategies and risks are substantially the same as those of the corresponding MS Fund. The investment objectives, principal investment strategies and risks of the MS Fund of which you are a record owner can be found in the MS Fund prospectus that you received upon purchasing shares in that MS Fund and any updated prospectuses that you may have subsequently received. The investment objectives, principal investment strategies and risks of the corresponding Acquiring Fund can be found in the Acquiring Fund’s prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.

Certain MS Funds have investment objectives that are classified as fundamental, which means that they cannot be changed without shareholder approval. However, consistent with all other AIM Funds, the Acquiring Funds’ investment objectives are classified as non-fundamental, except where specifically required to be fundamental under the 1940 Act. Non-fundamental investment objectives can be changed by the Board of Trustees of an Acquiring Fund without shareholder approval, although there is no present intention to do so. Thus, the Reorganizations will result in a change in the right of shareholders of certain MS Funds to approve changes to the investment

1

objectives of the Acquiring Fund that they will own upon consummation of the Reorganization. In all likelihood, any such changes would be preceded by notice to shareholders. The MS Funds that have investment objectives that are classified as fundamental are identified on Exhibit A of this Joint Proxy Statement/Prospectus.

The Invesco Alternative Opportunities Fund will invest in certain different underlying funds than the Morgan Stanley Alternative Opportunities Fund, although the investment objectives and principal investment strategies of these Funds are substantially the same. The Invesco Alternative Opportunities Fund prospectus includes the list of underlying funds in which it will invest.

Although the investment objectives, principal investment strategies and risks are substantially the same between each MS Fund and its corresponding Acquiring Fund, the investment process used by the Acquiring Fund’s adviser in deciding which securities to buy and sell may differ for those Acquiring Funds expected to undergo a change in the Fund’s portfolio management team. See ‘Comparison of Portfolio Managers’ herein to see if your MS Fund’s portfolio management team will change and see the Acquiring Fund prospectus for more information specific to the new team’s investment (buy/sell) process.

Risks Associated with the Acquiring Funds

Each MS Fund and its corresponding Acquiring Fund have substantially the same investment objectives and principal investment strategies and invest in substantially the same types of securities. As a result, the risks associated with an investment in each Acquiring Fund are substantially similar to the risks associated with an investment in the corresponding MS Fund. The enclosed prospectus of the Acquiring Fund contains a discussion of these risks. For more information on the risks associated with the Acquiring Funds, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of this SAI.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

This section summarizes certain differences between the fundamental and non-fundamental investment restrictions of the MS Funds and those of the Acquiring Funds. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a fund can be changed by a fund’s board of directors/trustees.

The MS Funds and the Acquiring Funds each have fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, concentrating in particular industries and investing in other investment companies. Differences between the fundamental investment restrictions of the MS Funds and the Acquiring Funds are highlighted below and are further described in Exhibit D of this Joint Proxy Statement/Prospectus.

Diversification:

Each MS Fund (except the Morgan Stanley Alternative Opportunities Fund, Morgan Stanley Commodities Alpha Fund, The FX Alpha Plus Strategy Portfolio and The FX Alpha Strategy Portfolio, which are non-diversified), and each corresponding Acquiring Fund, has a fundamental investment restriction requiring the Fund to invest in a manner consistent with its classification as a “diversified fund.” A “diversified fund” is one in which, with respect to 75% of its total assets, (i) not more than 5% of the fund’s total assets are invested in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), and (ii) the fund does not hold more than 10% of the outstanding voting securities of any one issuer.

Borrowing:

Each MS Fund has a fundamental investment restriction that limits the Fund’s ability to borrow money. Several of the MS Funds include in their investment restriction a limitation on borrowing based upon a specified percentage of the Fund’s assets. Each Acquiring Fund also includes in its fundamental investment restriction that the Fund cannot borrow money, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, the “1940 Act Laws, Interpretations and Exemptions”). As such, each Acquiring Fund may borrow up to an amount equal to 33 1/3% of such Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Each Acquiring Fund also has a non-fundamental policy under which the Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from the Fund are outstanding.

Issuing Senior Securities:

Each MS Fund and each Acquiring Fund has a fundamental investment restriction that limits the Fund’s ability to issue senior securities. The 1940 Act defines a “senior security” as any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends.

2

Underwriting:

Each MS Fund has a fundamental investment restriction that prohibits the Fund from underwriting the securities of other issuers. Each Acquiring Fund also has a fundamental investment restriction that prohibits the Fund from underwriting the securities of other issuers. This restriction does not prevent the Acquiring Funds from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Acquiring Fund may be considered to be an underwriter under the Securities Act of 1933 (the “1933 Act”).

Investing in Real Estate:

Each MS Fund has a fundamental investment restriction that limits the Fund’s ability to directly invest in real estate. Each Acquiring Fund has a comparable fundamental investment restriction, which states that the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent an Acquiring Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Investing in Physical Commodities:

Each MS Fund has a fundamental investment restriction that limits the Fund’s ability to invest in physical commodities. Each Acquiring Fund has a comparable fundamental investment restriction, which states that the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent an Acquiring Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities. In addition, each Acquiring Fund has a non-fundamental investment restriction that the Fund may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

Lending:

Each MS Fund has a fundamental investment restriction that limits the Fund’s ability to make loans to other persons. Each Acquiring Fund also has a fundamental investment restriction that the Fund cannot make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent an Acquiring Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests. Each Acquiring Fund has a non-fundamental investment restriction that permits the Fund to lend up to 33 1/3% of its total assets and to lend money to another fund in the AIM Family of Funds, on such terms and conditions as the SEC may require in an exemptive order. In addition, the Acquiring Funds may lend their portfolio securities, subject to certain limitations, in an attempt to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. An Acquiring Fund will loan its securities only to parties that Invesco Advisers, Inc., the investment adviser to the Acquiring Funds (“Invesco Advisers”), has determined are in good standing and when, in Invesco Advisers’ judgment, the income earned would justify the risks.

Industry Concentration:

Each MS Fund has a fundamental investment restriction that limits the Fund’s ability to make investments that would result in the concentration (typically, greater than 25%) of its assets in a single industry, although several Funds have specific exceptions to this policy that relate to the Fund’s investment objective. Each Acquiring Fund (except the Invesco Health Sciences Fund, Invesco Technology Sector Fund and Invesco Alternative Opportunities Fund) has a similar restriction limiting industry concentration. Each Acquiring Fund’s restriction states that the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit an Acquiring Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, an Acquiring Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security. In addition, each Acquiring Fund has a non-fundamental restriction stating that the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

Oil, Gas, Minerals:

The Large Cap Relative Value Portfolio and International Growth Equity Portfolio each has a fundamental investment restriction that limits the Fund’s ability to invest in interests in oil, gas, or mineral exploration or development programs. This limitation is a vestige of certain state “blue sky” laws and regulations that prohibited certain types of investments prior to the passage of the National Securities Markets Improvement Act of 1996, which largely preempted such state laws and regulations. The Acquiring Funds are not subject to comparable investment limitations; however, the Acquiring Funds have no present intention to invest directly in oil, gas, or mineral exploration or development programs.

3

Investing in Other Investment Companies:

Each Acquiring Fund has a fundamental investment restriction that states that the Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. Notwithstanding this flexibility, each Acquiring Fund has a non-fundamental investment restriction that states that the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies, and restrictions as the Fund. Several of the MS Funds also have a restriction that allows the MS Fund to invest all or substantially all of its assets in another investment company having the same investment objective and policies as the MS Fund; although, for those MS Funds that have such a restriction, it is non-fundamental.

Illiquid Securities:

The Morgan Stanley Pacific Growth Fund Inc., Morgan Stanley Equally-Weighted S&P 500 Fund, Morgan Stanley S&P 500 Index Fund, Municipal Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio and Value Portfolio each has a non-fundamental investment restriction that limits the percentage of the Fund’s assets that can be invested in illiquid and/or restricted securities. The Acquiring Funds do not have a similar fundamental investment restriction; however, each Acquiring Fund and other MS Funds follow the SEC’s guidance to limit investments in illiquid securities to no more than 15% of the Fund’s assets.

Short Selling:

The Large Cap Relative Value Portfolio, International Growth Equity Portfolio, U.S. Small/Mid Cap Value Portfolio, Municipal Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, Value Portfolio, Morgan Stanley Health Sciences Trust, Morgan Stanley Pacific Growth Fund Inc., Morgan Stanley S&P 500 Index Fund, Morgan Stanley Value Fund, Morgan Stanley Equally-Weighted S&P 500 Fund, Morgan Stanley Global Advantage Fund, Morgan Stanley Global Dividend Growth Securities, Morgan Stanley Special Value Fund, Morgan Stanley Balanced Fund, Morgan Stanley Technology Fund, Morgan Stanley High Yield Securities Inc., Morgan Stanley Dividend Growth Securities Inc., Morgan Stanley Convertible Securities Trust, Morgan Stanley Tax-Exempt Securities Trust, Morgan Stanley California Tax-Free Income Fund and Morgan Stanley New York Tax-Free Income Fund each has a non-fundamental investment restriction that limits the Fund’s ability to make short sales. The Acquiring Funds do not have a similar fundamental investment restriction; however, the Acquiring Funds have no present intention to engage in short sales other than short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short).

Warrants:

The Morgan Stanley Balanced Fund and Morgan Stanley Special Value Fund each has a non-fundamental investment restriction that limits the Fund’s ability to invest in warrants. The other MS Funds and the Acquiring Funds do not have a similar restriction.

Options:

The Morgan Stanley Tax-Exempt Securities Trust, Morgan Stanley California Tax-Free Income Fund and Morgan Stanley New York Tax-Free Income Fund each has a non-fundamental investment restriction that limits the Fund’s ability to purchase or write puts or calls or combinations thereof. The other MS Funds and the Acquiring Funds do not have a similar restriction. Any Acquiring Fund that purchases or writes options as a part of its principal investment strategy describes that strategy and the associated risks in its prospectus.

Other:

The Municipal Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio and Value Portfolio each has non-fundamental investment restrictions that limit the Fund’s ability to purchase on margin, enter into futures contracts, and invest for the purpose of exercising control over management of any company. The Acquiring Funds do not have similar restrictions, however, provisions in the 1940 Act limit an Acquiring Fund’s ability to make purchases on margin.

Both the MS Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each MS Fund’s and each Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

Comparison of Fees and Expenses

The following table compares the shareholder fees and annual operating expenses, expressed as a percentage of net assets (“expense ratios”), of each MS Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown. You should know that the Acquiring Funds have implemented fee

4

waivers through June 30, 2012 and if those waivers are not renewed, the expense ratios of certain Acquiring Funds after June 30, 2012 may be higher than the current expense ratios of the corresponding MS Funds.

	Shareholder Fees+			Annual Fund Operating Expenses(1)
	Maximum Sales	Maximum									Total
	Charge (Load)	Deferred	Redemption/			Distribution				Acquired Fund	Annual Fund				Net Annual
	Imposed on	Sales Charge	Exchange	Management		and/or Service		Other		Fees and	Operating		Fee		Operating
Class	Purchases	(Load)	Fee	Fees		(12b-1) Fees		Expenses(2)		Expenses(3)	Expenses		Waiver		Expenses

Morgan Stanley Alternative Opportunities Fund as of 7/31/09
A merging into Acquiring Fund A	4.75%	None	None	0.20%		0.19	%(4)	2.38	%(15)	1.06%	3.83%		2.33	%(5)	1.50%
C merging into Acquiring Fund C	None	1.00%	None	0.20%		1.00	%(4)	2.38	%(15)	1.06%	4.64%		2.33	%(5)	2.31%
W merging into Acquiring Fund A	None	None	None	0.20%		0.35	%(4)	2.38	%(15)	1.06%	3.99%		2.33	%(5)	1.66%
R merging into Acquiring Fund R	None	None	None	0.20%		0.50	%(4)	2.38	%(15)	1.06%	4.14%		2.33	%(5)	1.81%
I merging into Acquiring Fund Y	None	None	None	0.20%		None		2.38	%(15)	1.06%	3.64%		2.33	%(5)	1.31%
Pro Forma Invesco Alternative Opportunities Fund combined as of 7/31/09
A	5.50%	None	None	0.20%		0.19%		0.87%		1.06%	2.32%		0.82	%(6)	1.50%
C	None	1.00%	None	0.20%		1.00%		0.87%		1.06%	3.13%		0.82	%(6)	2.31%
R	None	None	None	0.20%		0.50%		0.87%		1.06%	2.63%		0.82	%(6)	1.81%
Y	None	None	None	0.20%		None		0.87%		1.06%	2.13%		0.82	%(6)	1.31%
Morgan Stanley Balanced Fund as of 1/31/09
A merging into Acquiring Fund A	5.25%	None	None	0.52%		0.25	%(4)	0.33%		0.00%	1.10	%(9)(10)	0.00%		1.10%
B merging into Acquiring Fund B	None	5.00%	None	0.52%		1.00	%(4)	0.33%		0.00%	1.85	%(9)(10)	0.00%		1.85%
C merging into Acquiring Fund C	None	1.00%	None	0.52%		1.00	%(4)	0.33%		0.00%	1.85	%(9)(10)	0.00%		1.85%
I merging into Acquiring Fund Y	None	None	None	0.52%		None		0.33%		0.00%	0.85	%(9)(10)	0.00%		0.85%
Pro Forma Invesco Balanced Fund combined as of 1/31/09
A	5.50%	None	None	0.52%		0.25%		0.30%		0.00%	1.07%		0.00	%(6)	1.07%
B	None	5.00%	None	0.52%		1.00%		0.30%		0.00%	1.82%		0.00	%(6)	1.82%
C	None	1.00%	None	0.52%		1.00%		0.30%		0.00%	1.82%		0.00	%(6)	1.82%
Y	None	None	None	0.52%		None		0.30%		0.00%	0.82%		0.00	%(6)	0.82%
Morgan Stanley California Tax-Free Income Fund as of 6/30/09
A merging into Acquiring Fund A	4.25%	None	None	0.47%		0.25	%(4)	0.18%		0.00%	0.90%		0.05	%(7)	0.85%
B merging into Acquiring Fund B	None	5.00%	None	0.47%		0.24	%(4)(11)	0.18%		0.00%	0.89%		0.05	%(7)	0.84%
C merging into Acquiring Fund C	None	1.00%	None	0.47%		0.75	%(4)	0.18%		0.00%	1.40%		0.05	%(7)	1.35%
I merging into Acquiring Fund Y	None	None	None	0.47%		None		0.18%		0.00%	0.65%		0.05	%(7)	0.60%
Pro Forma Invesco California Tax-Free Income Fund combined as of 6/30/09
A	4.75%	None	None	0.47%		0.25%		0.14%		0.00%	0.86%		0.01	%(6)	0.85%
B	None	5.00%	None	0.47%		0.24	%(11)	0.14%		0.00%	0.85%		0.01	%(6)	0.84%
C	None	1.00%	None	0.47%		0.75%		0.14%		0.00%	1.36%		0.01	%(6)	1.35%
Y	None	None	None	0.47%		None		0.14%		0.00%	0.61%		0.01	%(6)	0.60%
Morgan Stanley Commodities Alpha Fund as of 7/31/09
A merging into Acquiring Fund A	4.75%	None	None	0.50	%(12)	0.23	%(4)	0.94	%(12)	0.00%	1.67%		0.44	%(5)(10)	1.23%
B merging into Acquiring Fund B	None	5.00%	None	0.50	%(12)	1.00	%(4)	0.94	%(12)	0.00%	2.44%		0.44	%(5)(10)	2.00	%(13)
C merging into Acquiring Fund C	None	1.00%	None	0.50	%(12)	1.00	%(4)	0.94	%(12)	0.00%	2.44%		0.44	%(5)(10)	2.00%
W merging into Acquiring Fund A	None	None	None	0.50	%(12)	0.35	%(4)	0.94	%(12)	0.00%	1.79%		0.44	%(5)(10)	1.35%
R merging into Acquiring Fund R	None	None	None	0.50	%(12)	0.50	%(4)	0.94	%(12)	0.00%	1.94%		0.44	%(5)(10)	1.50%
I merging into Acquiring Fund Y	None	None	None	0.50	%(12)	None		0.94	%(12)	0.00%	1.44%		0.44	%(5)(10)	1.00%
Pro Forma Invesco Commodities Strategy Fund combined as of 7/31/09
A	5.50%	None	None	0.50%		0.23%		0.80%		0.00%	1.53%		0.30	%(6)	1.23%
B	None	5.00%	None	0.50%		1.00%		0.80%		0.00%	2.30%		0.30	%(6)	2.00	%(13)
C	None	1.00%	None	0.50%		1.00%		0.80%		0.00%	2.30%		0.30	%(6)	2.00%
R	None	None	None	0.50%		0.50%		0.80%		0.00%	1.80%		0.30	%(6)	1.50%
Y	None	None	None	0.50%		None		0.80%		0.00%	1.30%		0.30	%(6)	1.00%
Morgan Stanley Convertible Securities Trust as of 9/30/09
A merging into Acquiring Fund A	5.25%	None	None	0.52%		0.25	%(4)	0.50%		0.00%	1.27%		0.00%		1.27%
B merging into Acquiring Fund B	None	5.00%	None	0.52%		1.00	%(4)	0.50%		0.00%	2.02%		0.00%		2.02%
C merging into Acquiring Fund C	None	1.00%	None	0.52%		1.00	%(4)	0.50%		0.00%	2.02%		0.00%		2.02%
I merging into Acquiring Fund Y	None	None	None	0.52%		None		0.50%		0.00%	1.02%		0.00%		1.02%
Pro Forma Invesco Convertible Securities Fund combined as of 9/30/09
A	5.50%	None	None	0.52%		0.25%		0.50%		0.00%	1.27%		0.00	%(6)	1.27%
B	None	5.00%	None	0.52%		1.00%		0.50%		0.00%	2.02%		0.00	%(6)	2.02%
C	None	1.00%	None	0.52%		1.00%		0.50%		0.00%	2.02%		0.00	%(6)	2.02%
Y	None	None	None	0.52%		None		0.50%		0.00%	1.02%		0.00	%(6)	1.02%
Morgan Stanley Dividend Growth Securities Inc. as of 2/28/09
A merging into Acquiring Fund A	5.25%	None	None	0.42%		0.25	%(4)	0.28%		0.00%	0.95	%(9)	0.00%		0.95%
B merging into Acquiring Fund B	None	5.00%	None	0.42%		0.24	%(4)(11)	0.28%		0.00%	0.94	%(9)	0.00%		0.94%
C merging into Acquiring Fund C	None	1.00%	None	0.42%		1.00	%(4)	0.28%		0.00%	1.70	%(9)	0.00%		1.70%
I merging into Acquiring Fund Y	None	None	None	0.42%		None		0.28%		0.00%	0.70	%(9)	0.00%		0.70%
Pro Forma Invesco Dividend Growth Securities Fund combined as of 2/28/09
A	5.50%	None	None	0.42%		0.25%		0.24%		0.00%	0.91%		0.00	%(6)	0.91%
B	None	5.00%	None	0.42%		0.24	%(11)	0.24%		0.00%	0.90%		0.00	%(6)	0.90%
C	None	1.00%	None	0.42%		1.00%		0.24%		0.00%	1.66%		0.00	%(6)	1.66%
Y	None	None	None	0.42%		None		0.24%		0.00%	0.66%		0.00	%(6)	0.66%

5

	Shareholder Fees+			Annual Fund Operating Expenses(1)
	Maximum Sales	Maximum								Total
	Charge (Load)	Deferred	Redemption/			Distribution			Acquired Fund	Annual Fund			Net Annual
	Imposed on	Sales Charge	Exchange	Management		and/or Service		Other	Fees and	Operating	Fee		Operating
Class	Purchases	(Load)	Fee	Fees		(12b-1) Fees		Expenses(2)	Expenses(3)	Expenses	Waiver		Expenses

Morgan Stanley Equally-Weighted S&P 500 Fund as of 6/30/09
A merging into Acquiring Fund A	5.25%	None	None	0.12%		0.25%		0.38%	0.00%	0.75%	0.00%		0.75%
B merging into Acquiring Fund B	None	5.00%	None	0.12%		1.00%		0.38%	0.00%	1.50%	0.00%		1.50%
C merging into Acquiring Fund C	None	1.00%	None	0.12%		1.00%		0.38%	0.00%	1.50%	0.00%		1.50%
W merging into Acquiring Fund A	None	None	None	0.12%		0.35%		0.38%	0.00%	0.85%	0.00%		0.85%
R merging into Acquiring Fund R	None	None	None	0.12%		0.50%		0.38%	0.00%	1.00%	0.00%		1.00%
I merging into Acquiring Fund Y	None	None	None	0.12%		None		0.38%	0.00%	0.50%	0.00%		0.50%
Pro Forma Invesco Equally-Weighted S&P 500 Fund combined as of 6/30/09
A	5.50%	None	None	0.12%		0.25%		0.34%	0.00%	0.71%	0.00	%(6)	0.71%
B	None	5.00%	None	0.12%		1.00%		0.34%	0.00%	1.46%	0.00	%(6)	1.46%
C	None	1.00%	None	0.12%		1.00%		0.34%	0.00%	1.46%	0.00	%(6)	1.46%
R	None	None	None	0.12%		0.50%		0.34%	0.00%	0.96%	0.00	%(6)	0.96%
Y	None	None	None	0.12%		None		0.34%	0.00%	0.46%	0.00	%(6)	0.46%
Morgan Stanley Fundamental Value Fund as of 9/30/09
A merging into Acquiring Fund A	5.25%	None	None	0.67%		0.25	%(4)	0.73%	0.00%	1.65%	0.00%		1.65%
B merging into Acquiring Fund B	None	5.00%	None	0.67%		0.17	%(4)(11)	0.73%	0.00%	1.57%	0.00%		1.57%
C merging into Acquiring Fund C	None	1.00%	None	0.67%		1.00	%(4)	0.73%	0.00%	2.40%	0.00%		2.40%
I merging into Acquiring Fund Y	None	None	None	0.67%		None		0.73%	0.00%	1.40%	0.00%		1.40%
Pro Forma Invesco Fundamental Value Fund combined as of 9/30/09
A	5.50%	None	None	0.67%		0.25%		0.78%	0.00%	1.70%	0.05	%(6)	1.65%
B	None	5.00%	None	0.67%		0.17	%(11)	0.78%	0.00%	1.62%	0.05	%(6)	1.57%
C	None	1.00%	None	0.67%		1.00%		0.78%	0.00%	2.45%	0.05	%(6)	2.40%
Y	None	None	None	0.67%		None		0.78%	0.00%	1.45%	0.05	%(6)	1.40%
The FX Alpha Plus Strategy Portfolio as of 10/31/09
A merging into Acquiring Fund A	4.00%	None	None	1.10	%(14)	0.24	%(4)	0.71%	0.00%	2.05%	0.22	%(5)(10)	1.83%
C merging into Acquiring Fund C	None	1.00%	None	1.10	%(14)	0.93	%(4)	0.71%	0.00%	2.74%	0.22	%(5)(10)	2.52%
W merging into Acquiring Fund A	None	None	None	1.10	%(14)	0.35	%(4)	0.71%	0.00%	2.16%	0.22	%(5)(10)	1.94%
R merging into Acquiring Fund R	None	None	None	1.10	%(14)	0.50	%(4)	0.71%	0.00%	2.31%	0.22	%(5)(10)	2.09%
I merging into Acquiring Fund Y	None	None	None	1.10	%(14)	None		0.71%	0.00%	1.81%	0.22	%(5)(10)	1.59%
Pro Forma Invesco FX Alpha Plus Strategy Fund combined as of 10/31/09
A	4.75%	None	None	1.10	%(14)	0.24%		0.69%	0.00%	2.03%	0.20	%(6)	1.83%
C	None	1.00%	None	1.10	%(14)	0.93%		0.69%	0.00%	2.72%	0.20	%(6)	2.52%
R	None	None	None	1.10	%(14)	0.50%		0.69%	0.00%	2.29%	0.20	%(6)	2.09%
Y	None	None	None	1.10	%(14)	None		0.69%	0.00%	1.79%	0.20	%(6)	1.59%
The FX Alpha Strategy Portfolio as of 10/31/09
A merging into Acquiring Fund A	2.25%	None	None	0.55	%(14)	0.24	%(4)	1.70%	0.00%	2.49%	1.23	%(5)(10)	1.26%
C merging into Acquiring Fund C	None	0.75%	None	0.55	%(14)	0.75	%(4)	1.70%	0.00%	3.00%	1.23	%(5)(10)	1.77%
W merging into Acquiring Fund A	None	None	None	0.55	%(14)	0.35	%(4)	1.70%	0.00%	2.60%	1.23	%(5)(10)	1.37%
R merging into Acquiring Fund R	None	None	None	0.55	%(14)	0.50	%(4)	1.70%	0.00%	2.75%	1.23	%(5)(10)	1.52%
I merging into Acquiring Fund Y	None	None	None	0.55	%(14)	None		1.70%	0.00%	2.25%	1.23	%(5)(10)	1.02%
Pro Forma Invesco FX Alpha Strategy Fund combined as of 10/31/09
A	2.50%	None	None	0.55	%(14)	0.24%		1.77%	0.00%	2.56%	1.30	%(6)	1.26%
C	None	1.00%	None	0.55	%(14)	0.75%		1.77%	0.00%	3.07%	1.30	%(6)	1.77%
R	None	None	None	0.55	%(14)	0.50%		1.77%	0.00%	2.82%	1.30	%(6)	1.52%
Y	None	None	None	0.55	%(14)	None		1.77%	0.00%	2.32%	1.30	%(6)	1.02%
Morgan Stanley Global Advantage Fund as of 5/31/09
A merging into Acquiring Fund A	5.25%	None	None	0.57%		0.25	%(4)	0.59%	0.00%	1.41%	0.00%		1.41%
B merging into Acquiring Fund B	None	5.00%	None	0.57%		1.00	%(4)	0.59%	0.00%	2.16%	0.00%		2.16%
C merging into Acquiring Fund C	None	1.00%	None	0.57%		1.00	%(4)	0.59%	0.00%	2.16%	0.00%		2.16%
I merging into Acquiring Fund Y	None	None	None	0.57%		None		0.59%	0.00%	1.16%	0.00%		1.16%
Pro Forma Invesco Global Advantage Fund combined as of 5/31/09
A	5.50%	None	None	0.57%		0.25%		0.57%	0.00%	1.39%	0.00	%(6)	1.39%
B	None	5.00%	None	0.57%		1.00%		0.57%	0.00%	2.14%	0.00	%(6)	2.14%
C	None	1.00%	None	0.57%		1.00%		0.57%	0.00%	2.14%	0.00	%(6)	2.14%
Y	None	None	None	0.57%		None		0.57%	0.00%	1.14%	0.00	%(6)	1.14%
Morgan Stanley Global Dividend Growth Securities as of 3/31/09
A merging into Acquiring Fund A	5.25%	None	None	0.67%		0.25	%(4)	0.33%	0.00%	1.25%	0.00%		1.25%
B merging into Acquiring Fund B	None	5.00%	None	0.67%		0.19	%(4)	0.33%	0.00%	1.19%	0.00%		1.19%
C merging into Acquiring Fund C	None	1.00%	None	0.67%		1.00	%(4)	0.33%	0.00%	2.00%	0.00%		2.00%
I merging into Acquiring Fund Y	None	None	None	0.67%		None		0.33%	0.00%	1.00%	0.00%		1.00%
Pro Forma Invesco Global Dividend Growth Securities Fund combined as of 3/31/09
A	5.50%	None	None	0.67%		0.25%		0.29%	0.00%	1.21%	0.00	%(6)	1.21%
B	None	5.00%	None	0.67%		0.19%		0.29%	0.00%	1.15%	0.00	%(6)	1.15%
C	None	1.00%	None	0.67%		1.00%		0.29%	0.00%	1.96%	0.00	%(6)	1.96%
Y	None	None	None	0.67%		None		0.29%	0.00%	0.96%	0.00	%(6)	0.96%

6

	Shareholder Fees+			Annual Fund Operating Expenses(1)
	Maximum Sales	Maximum								Total
	Charge (Load)	Deferred	Redemption/		Distribution				Acquired Fund	Annual Fund			Net Annual
	Imposed on	Sales Charge	Exchange	Management	and/or Service		Other		Fees and	Operating	Fee		Operating
Class	Purchases	(Load)	Fee	Fees	(12b-1) Fees		Expenses(2)		Expenses(3)	Expenses	Waiver		Expenses

Morgan Stanley Health Sciences Trust as of 7/31/09
A merging into Acquiring Fund A	5.25%	None	None	0.92%	0.25%		0.48%		0.00%	1.65%	0.00%		1.65%
B merging into Acquiring Fund B	None	5.00%	None	0.92%	1.00%		0.48%		0.00%	2.40%	0.00%		2.40%
C merging into Acquiring Fund C	None	1.00%	None	0.92%	1.00%		0.48%		0.00%	2.40%	0.00%		2.40%
I merging into Acquiring Fund Y	None	None	None	0.92%	None		0.48%		0.00%	1.40%	0.00%		1.40%
Pro Forma Invesco Health Sciences Fund combined as of 7/31/09
A	5.50%	None	None	0.92%	0.25%		0.45%		0.00%	1.62%	0.00	%(6)	1.62%
B	None	5.00%	None	0.92%	1.00%		0.45%		0.00%	2.37%	0.00	%(6)	2.37%
C	None	1.00%	None	0.92%	1.00%		0.45%		0.00%	2.37%	0.00	%(6)	2.37%
Y	None	None	None	0.92%	None		0.45%		0.00%	1.37%	0.00	%(6)	1.37%
Morgan Stanley High Yield Securities Inc. as of 8/31/09
A merging into Acquiring Fund A	4.25%	None	2.00%	0.42%	0.25	%(4)	1.47%		0.00%	2.14%	0.00%		2.14%
B merging into Acquiring Fund B	None	5.00%	2.00%	0.42%	0.75	%(4)	1.47%		0.00%	2.64%	0.00%		2.64%
C merging into Acquiring Fund C	None	1.00%	2.00%	0.42%	0.85	%(4)	1.47%		0.00%	2.74%	0.00%		2.74%
I merging into Acquiring Fund Y	None	None	2.00%	0.42%	None		1.47%		0.00%	1.89%	0.00%		1.89%
Pro Forma Invesco High Yield Securities Fund combined as of 8/31/09
A	4.75%	None	2.00%	0.42%	0.25%		1.49%		0.00%	2.16%	0.03	%(6)	2.13%
B	None	5.00%	2.00%	0.42%	0.75%		1.49%		0.00%	2.66%	0.03	%(6)	2.63%
C	None	1.00%	2.00%	0.42%	0.85%		1.49%		0.00%	2.76%	0.03	%(6)	2.73%
Y	None	None	2.00%	0.42%	None		1.49%		0.00%	1.91%	0.03	%(6)	1.88%
International Growth Equity Portfolio as of 6/30/09
P merging into Acquiring Fund A	None	None	2.00%	0.75%	0.25%		0.61	%(15)	0.00%	1.61%	0.35	%(5)	1.26%
I merging into Acquiring Fund Y	None	None	2.00%	0.75%	None		0.61	%(15)	0.00%	1.36%	0.35	%(5)	1.01%
Pro Forma Invesco International Growth Equity Fund combined as of 6/30/09
A	5.50%	None	2.00%	0.75%	0.25%		0.66%		0.00%	1.66%	0.41	%(6)	1.25%
Y	None	None	2.00%	0.75%	None		0.66%		0.00%	1.41%	0.41	%(6)	1.00%
Large Cap Relative Value Portfolio as of 6/30/09
P merging into Acquiring Fund A	None	None	None	0.49%	0.25%		0.31	%(15)	0.01%	1.06%	0.10	%(5)	0.96%
I merging into Acquiring Fund Y	None	None	None	0.49%	None		0.31	%(15)	0.01%	0.81%	0.10	%(5)	0.71%
Pro Forma Invesco Large Cap Relative Value Fund combined as of 6/30/09
A	5.50%	None	None	0.49%	0.25%		0.26%		0.01%	1.01%	0.05	%(6)	0.96%
Y	None	None	None	0.49%	None		0.26%		0.01%	0.76%	0.05	%(6)	0.71%
Morgan Stanley Mid-Cap Value Fund as of 8/31/09
A merging into Acquiring Fund A	5.25%	None	None	0.72%	0.25	%(4)	0.67%		0.00%	1.64%	0.00%		1.64%
B merging into Acquiring Fund B	None	5.00%	None	0.72%	1.00	%(4)	0.67%		0.00%	2.39%	0.00%		2.39%
C merging into Acquiring Fund C	None	1.00%	None	0.72%	1.00	%(4)	0.67%		0.00%	2.39%	0.00%		2.39%
I merging into Acquiring Fund Y	None	None	None	0.72%	None		0.67%		0.00%	1.39%	0.00%		1.39%
Pro Forma Invesco Mid-Cap Value Fund combined as of 8/31/09
A	5.50%	None	None	0.72%	0.25%		0.65%		0.00%	1.62%	0.00	%(6)	1.62%
B	None	5.00%	None	0.72%	1.00%		0.65%		0.00%	2.37%	0.00	%(6)	2.37%
C	None	1.00%	None	0.72%	1.00%		0.65%		0.00%	2.37%	0.00	%(6)	2.37%
Y	None	None	None	0.72%	None		0.65%		0.00%	1.37%	0.00	%(6)	1.37%
Municipal Portfolio as of 9/30/09
P merging into Acquiring Fund A	None	None	None	0.375%	0.25%		0.19	%(15)	0.00%	0.82%	0.07	%(5)	0.75%
H merging into Acquiring Fund A	3.50%	None	None	0.375%	0.25%		0.19	%(15)	0.00%	0.82%	0.07	%(5)	0.75%
L merging into Acquiring Fund A	None	None	None	0.375%	0.50%		0.19	%(15)	0.00%	1.07%	0.07	%(5)	1.00%
I merging into Acquiring Fund Y	None	None	None	0.375%	None		0.19	%(15)	0.00%	0.57%	0.07	%(5)	0.50%
Pro Forma Invesco Municipal Fund combined as of 9/30/09
A	4.75%	None	None	0.375%	0.25%		0.14%		0.00%	0.77%	0.02	%(6)	0.75%
Y	None	None	None	0.375%	None		0.14%		0.00%	0.52%	0.02	%(6)	0.50%
Morgan Stanley New York Tax-Free Income Fund as of 6/30/2009
A merging into Acquiring Fund A	4.25%	None	None	0.47%	0.25	%(4)	0.37%		0.00%	1.09%	0.19	%(7)	0.90%
B merging into Acquiring Fund B	None	5.00%	None	0.47%	0.24	%(4)(11)	0.37%		0.00%	1.08%	0.19	%(7)	0.89%
C merging into Acquiring Fund C	None	1.00%	None	0.47%	0.75	%(4)	0.37%		0.00%	1.59%	0.19	%(7)	1.40%
I merging into Acquiring Fund Y	None	None	None	0.47%	None		0.37%		0.00%	0.84%	0.19	%(7)	0.65%
Pro Forma Invesco New York Tax-Free Income Fund combined as of 6/30/09
A	4.75%	None	None	0.47%	0.25%		0.37%		0.00%	1.09%	0.19	%(6)	0.90%
B	None	5.00%	None	0.47%	0.24	%(11)	0.37%		0.00%	1.08%	0.19	%(6)	0.89%
C	None	1.00%	None	0.47%	0.75%		0.37%		0.00%	1.59%	0.19	%(6)	1.40%
Y	None	None	None	0.47%	None		0.37%		0.00%	0.84%	0.19	%(6)	0.65%

7

	Shareholder Fees+			Annual Fund Operating Expenses(1)
	Maximum Sales	Maximum								Total
	Charge (Load)	Deferred	Redemption/		Distribution				Acquired Fund	Annual Fund				Net Annual
	Imposed on	Sales Charge	Exchange	Management	and/or Service		Other		Fees and	Operating		Fee		Operating
Class	Purchases	(Load)	Fee	Fees	(12b-1) Fees		Expenses(2)		Expenses(3)	Expenses		Waiver		Expenses

Morgan Stanley Pacific Growth Fund Inc. as of 10/31/09
A merging into Acquiring Fund A	5.25%	None	2.00%	0.87%	0.25	%(4)	0.76%		0.00%	1.88%		0.00%		1.88%
B merging into Acquiring Fund B	None	5.00%	2.00%	0.87%	1.00	%(4)	0.76%		0.00%	2.63%		0.00%		2.63%
C merging into Acquiring Fund C	None	1.00%	2.00%	0.87%	1.00	%(4)	0.76%		0.00%	2.63%		0.00%		2.63%
W merging into Acquiring Fund A	None	None	2.00%	0.87%	0.35	%(4)	0.76%		0.00%	1.98%		0.00%		1.98%
R merging into Acquiring Fund R	None	None	2.00%	0.87%	0.50	%(4)	0.76%		0.00%	2.13%		0.00%		2.13%
I merging into Acquiring Fund Y	None	None	2.00%	0.87%	None		0.76%		0.00%	1.63%		0.00%		1.63%
Pro Forma Invesco Pacific Growth Fund combined as of 10/31/09
A	5.50%	None	2.00%	0.87%	0.25%		0.76%		0.00%	1.88%		0.00	%(6)	1.88%
B	None	5.00%	2.00%	0.87%	1.00%		0.76%		0.00%	2.63%		0.00	%(6)	2.63%
C	None	1.00%	2.00%	0.87%	1.00%		0.76%		0.00%	2.63%		0.00	%(6)	2.63%
R	None	None	2.00%	0.87%	0.50%		0.76%		0.00%	2.13%		0.00	%(6)	2.13%
Y	None	None	2.00%	0.87%	None		0.76%		0.00%	1.63%		0.00	%(6)	1.63%
Morgan Stanley S&P 500 Index Fund as of 8/31/09
A merging into Acquiring Fund A	5.25%	None	None	0.12%	0.25	%(4)	0.37%		0.00%	0.74%		0.09	%(8)	0.65%
B merging into Acquiring Fund B	None	5.00%	None	0.12%	1.00	%(4)	0.37%		0.00%	1.49%		0.09	%(8)	1.40%
C merging into Acquiring Fund C	None	1.00%	None	0.12%	1.00	%(4)	0.37%		0.00%	1.49%		0.09	%(8)	1.40%
I merging into Acquiring Fund Y	None	None	None	0.12%	None		0.37%		0.00%	0.49%		0.09	%(8)	0.40%
Pro Forma Invesco S&P 500 Index Fund combined as of 8/31/09
A	5.50%	None	None	0.12%	0.25%		0.33%		0.00%	0.70%		0.05	%(6)	0.65%
B	None	5.00%	None	0.12%	1.00%		0.33%		0.00%	1.45%		0.05	%(6)	1.40%
C	None	1.00%	None	0.12%	1.00%		0.33%		0.00%	1.45%		0.05	%(6)	1.40%
Y	None	None	None	0.12%	None		0.33%		0.00%	0.45%		0.05	%(6)	0.40%
Morgan Stanley Small-Mid Special Value Fund as of 4/30/09
A merging into Acquiring Fund A	5.25%	None	None	0.67%	0.25	%(4)	0.54%		0.00%	1.46%		0.00%		1.46%
B merging into Acquiring Fund B	None	5.00%	None	0.67%	0.12	%(4)	0.54%		0.00%	1.33%		0.00%		1.33%
C merging into Acquiring Fund C	None	1.00%	None	0.67%	1.00	%(4)	0.54%		0.00%	2.21%		0.00%		2.21%
I merging into Acquiring Fund Y	None	None	None	0.67%	None		0.54%		0.00%	1.21%		0.00%		1.21%
Pro Forma Invesco Small-Mid Special Value Fund combined as of 4/30/09
A	5.50%	None	None	0.67%	0.25%		0.53%		0.00%	1.45%		0.00	%(6)	1.45%
B	None	5.00%	None	0.67%	0.12%		0.53%		0.00%	1.32%		0.00	%(6)	1.32%
C	None	1.00%	None	0.67%	1.00%		0.53%		0.00%	2.20%		0.00	%(6)	2.20%
Y	None	None	None	0.67%	None		0.53%		0.00%	1.20%		0.00	%(6)	1.20%
Morgan Stanley Special Value Fund as of 7/31/09
A merging into Acquiring Fund A	5.25%	None	2.00%	0.67%	0.25%		0.42%		0.00%	1.34%		0.00%		1.34%
B merging into Acquiring Fund B	None	5.00%	2.00%	0.67%	1.00%		0.42%		0.00%	2.09%		0.00%		2.09%
C merging into Acquiring Fund C	None	1.00%	2.00%	0.67%	1.00%		0.42%		0.00%	2.09%		0.00%		2.09%
W merging into Acquiring Fund A	None	None	2.00%	0.67%	0.35%		0.42%		0.00%	1.44	%(16)	0.00%		1.44%
I merging into Acquiring Fund Y	None	None	2.00%	0.67%	None		0.42%		0.00%	1.09%		0.00%		1.09%
Pro Forma Invesco Special Value Fund combined as of 7/31/09
A	5.50%	None	2.00%	0.67%	0.25%		0.40%		0.00%	1.32%		0.00	%(6)	1.32%
B	None	5.00%	2.00%	0.67%	1.00%		0.40%		0.00%	2.07%		0.00	%(6)	2.07%
C	None	1.00%	2.00%	0.67%	1.00%		0.40%		0.00%	2.07%		0.00	%(6)	2.07%
Y	None	None	2.00%	0.67%	None		0.40%		0.00%	1.07%		0.00	%(6)	1.07%
Morgan Stanley Tax-Exempt Securities Trust as of 6/30/2009
A merging into Acquiring Fund A	4.25%	None	None	0.39%	0.25	%(4)	0.22%		0.00%	0.86%		0.00%		0.86%
B merging into Acquiring Fund B	None	5.00%	None	0.39%	0.60	%(4)	0.22%		0.00%	1.21%		0.00%		1.21%
C merging into Acquiring Fund C	None	1.00%	None	0.39%	0.70	%(4)	0.22%		0.00%	1.31%		0.00%		1.31%
I merging into Acquiring Fund Y	None	None	None	0.39%	None		0.22%		0.00%	0.61%		0.00%		0.61%
Pro Forma Invesco Tax-Exempt Securities Fund combined as of 6/30/09
A	4.75%	None	None	0.39%	0.25%		0.17%		0.00%	0.81%		0.00	%(6)	0.81%
B	None	5.00%	None	0.39%	0.60%		0.17%		0.00%	1.16%		0.00	%(6)	1.16%
C	None	1.00%	None	0.39%	0.70%		0.17%		0.00%	1.26%		0.00	%(6)	1.26%
Y	None	None	None	0.39%	None		0.17%		0.00%	0.56%		0.00	%(6)	0.56%
Morgan Stanley Technology Fund as of 3/31/09
A merging into Acquiring Fund A	5.25%	None	None	0.67%	0.25	%(4)	1.08%		0.00%	2.00%		0.00%		2.00%
B merging into Acquiring Fund B	None	5.00%	None	0.67%	1.00	%(4)	1.08%		0.00%	2.75%		0.00%		2.75%
C merging into Acquiring Fund C	None	1.00%	None	0.67%	1.00	%(4)	1.08%		0.00%	2.75%		0.00%		2.75%
I merging into Acquiring Fund Y	None	None	None	0.67%	None		1.08%		0.00%	1.75%		0.00%		1.75%
Pro Forma Invesco Technology Sector Fund combined as of 3/31/09
A	5.50%	None	None	0.67%	0.25%		1.10%		0.00%	2.02%		0.02	%(6)	2.00%
B	None	5.00%	None	0.67%	1.00%		1.10%		0.00%	2.77%		0.02	%(6)	2.75%
C	None	1.00%	None	0.67%	1.00%		1.10%		0.00%	2.77%		0.02	%(6)	2.75%
Y	None	None	None	0.67%	None		1.10%		0.00%	1.77%		0.02	%(6)	1.75%
U.S. Mid Cap Value Portfolio as of 9/30/09
P merging into Acquiring Fund A	None	None	None	0.72%	0.25%		0.30	%(15)	0.01%	1.28%		0.00%		1.28%
Investment merging into Acquiring Fund Y	None	None	None	0.72%	0.15%		0.29	%(15)	0.01%	1.17%		0.00%		1.17%
I merging into Acquiring Fund Y	None	None	None	0.72%	None		0.29	%(15)	0.01%	1.02%		0.00%		1.02%
Pro Forma Invesco U.S. Mid Cap Value Fund combined as of 9/30/09
A	5.50%	None	None	0.72%	0.25%		0.26%		0.01%	1.24%		0.00	%(6)	1.24%
Y	None	None	None	0.72%	None		0.26%		0.01%	0.99%		0.00	%(6)	0.99%

8

	Shareholder Fees+			Annual Fund Operating Expenses(1)
	Maximum Sales	Maximum								Total
	Charge (Load)	Deferred	Redemption/		Distribution				Acquired Fund	Annual Fund			Net Annual
	Imposed on	Sales Charge	Exchange	Management	and/or Service		Other		Fees and	Operating	Fee		Operating
Class	Purchases	(Load)	Fee	Fees	(12b-1) Fees		Expenses(2)		Expenses(3)	Expenses	Waiver		Expenses

U.S. Small/Mid Cap Value Portfolio as of 6/30/09
P merging into Acquiring Fund A	None	None	None	0.67%	0.25%		0.62	%(15)	0.01%	1.55%	0.00%		1.55%
I merging into Acquiring Fund Y	None	None	None	0.67%	None		0.62	%(15)	0.01%	1.30%	0.00%		1.30%
Pro Forma Invesco U.S. Small/Mid Cap Value Fund combined as of 6/30/09
A	5.50%	None	None	0.67%	0.25%		0.85%		0.01%	1.78%	0.26	%(6)	1.52%
Y	None	None	None	0.67%	None		0.85%		0.01%	1.53%	0.26	%(6)	1.27%
U.S. Small Cap Value Portfolio as of 9/30/09
P merging into Acquiring Fund A	None	None	2.00%	0.67%	0.25%		0.21	%(15)	0.00%	1.13%	0.00%		1.13%
I merging into Acquiring Fund Y	None	None	2.00%	0.67%	None		0.20	%(15)	0.00%	0.87%	0.00%		0.87%
Pro Forma Invesco U.S. Small Cap Value Fund combined as of 9/30/09
A	5.50%	None	2.00%	0.67%	0.25%		0.15%		0.00%	1.07%	0.00	%(6)	1.07%
Y	None	None	2.00%	0.67%	None		0.15%		0.00%	0.82%	0.00	%(6)	0.82%
Morgan Stanley Value Fund as of 9/30/09
A merging into Acquiring Fund A	5.25%	None	None	0.42%	0.25	%(4)	0.58%		0.00%	1.25%	0.00%		1.25%
B merging into Acquiring Fund B	None	5.00%	None	0.42%	1.00	%(4)	0.58%		0.00%	2.00%	0.00%		2.00%
C merging into Acquiring Fund C	None	1.00%	None	0.42%	1.00	%(4)	0.58%		0.00%	2.00%	0.00%		2.00%
I merging into Acquiring Fund Y	None	None	None	0.42%	None		0.58%		0.00%	1.00%	0.00%		1.00%
Pro Forma Invesco Value Fund combined as of 9/30/09
A	5.50%	None	None	0.42%	0.25%		0.58%		0.00%	1.25%	0.00	%(6)	1.25%
B	None	5.00%	None	0.42%	1.00%		0.58%		0.00%	2.00%	0.00	%(6)	2.00%
C	None	1.00%	None	0.42%	1.00%		0.58%		0.00%	2.00%	0.00	%(6)	2.00%
Y	None	None	None	0.42%	None		0.58%		0.00%	1.00%	0.00	%(6)	1.00%
Value Portfolio as of 9/30/09
P merging into Acquiring Fund A	None	None	None	0.50%	0.25%		0.26	%(15)	0.00%	1.01%	0.00%		1.01%
I merging into Acquiring Fund Y	None	None	None	0.50%	None		0.26	%(15)	0.00%	0.76%	0.00%		0.76%
Pro Forma Invesco Value II Fund combined as of 9/30/09
A	5.50%	None	None	0.50%	0.25%		0.22%		0.00%	0.97%	0.00	%(6)	0.97%
Y	None	None	None	0.50%	None		0.22%		0.00%	0.72%	0.00	%(6)	0.72%

+	Details regarding sales charges imposed on purchases, deferred sales charges and redemption/exchange fees can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Proxy Statement/Prospectus.
(1)	There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of each Acquiring Fund are based on estimated amounts for the current fiscal year.

(2)	Morgan Stanley and Invesco will bear, or will arrange for an entity under common ownership of Morgan Stanley or Invesco to bear, 100% of the costs incurred in connection with the Reorganizations. These reorganization expenses have not been reflected in the tables above.

(3)	Acquired fund fees and expenses are not fees or expenses incurred by each fund directly, but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund’s investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the expense limit numbers reflected below in the table. The impact of the acquired fund fees and expenses are included in the total returns of the fund.
(4)	The Fund has adopted a Rule 12b-1 Distribution Plan and a Shareholder Services Plan pursuant to which it reimburses the distributor for distribution-related and/or shareholder servicing expenses (including personal services to shareholders) incurred on behalf of Class A, Class B, Class C, Class R and Class W shares in an amount each month up to an annual rate of 0.25%, 1.00%, 1.00%, 0.50% and 0.35% of the average daily net assets of Class A, Class B, Class C, Class R and Class W shares, respectively.
(5)	The MS Fund’s investment adviser has agreed to reimburse all or a portion of Total Annual Fund Operating Expenses such that Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement (excluding performance adjustment, brokerage fees, 12b-1 fees, foreign country tax expense, interest expense on borrowings, and Acquired Fund Fees and Expenses, if any). The amounts shown below in the table include the expense limit plus the 12b-1 Fee. The expense reimbursements are expected to continue until such time that the MS Board acts to discontinue all or a portion of such reimbursements.
(6)	Effective upon the closing of the Reorganization, Invesco Advisers has contractually agreed through at least June 30, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) for each Acquiring Fund as shown in the table below. In determining the Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limits reflected below in the table (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Acquiring Fund benefits are in the form of credits that the Acquiring Fund receives from banks where the fund or its transfer agent has deposit accounts in which it hold uninvested cash. These credits are used to pay certain expenses incurred by the Acquiring Fund.
(7)	The investment adviser to the MS Fund has voluntarily agreed to cap the MS Fund’s operating expenses (except for brokerage and 12b-1 fees) by assuming the MS Fund’s “other expenses” and/or waiving the MS Fund’s investment advisory fees, and Morgan Stanley Services Company Inc., the MS Fund’s administrator, has agreed to waive the MS Fund’s administrative fees, to the extent such operating expenses exceed 0.60% for Morgan Stanley California Tax-Free Income Fund and 0.65% for Morgan Stanley New York Tax-Free Income Fund of the average daily net assets of the MS Fund on an annualized basis. The expenses and fees disclosed above in the fee table do not reflect the assumption of any expenses or the waiver of any compensation by the Investment Adviser or administrator. The expense limits shown below in the table include the expense limit plus the 12b-1 Fee. Such voluntary waivers may be terminated at any time without notice.

(8)	The investment adviser to the MS Fund has agreed to permanently cap the MS Fund’s total operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s “other expenses” and/or waiving the MS Fund’s investment advisory fees, and Morgan Stanley Services Company Inc., the MS Fund’s administrator, has agreed to waive the Fund’s administrative fees, to the extent such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis. The fees and expenses disclosed above in the fee table reflect the assumption of such expenses and waiver of compensation by the investment adviser and administrator to the extent that such expenses and compensation on an annualized basis exceed 0.40% of the average daily net assets of the MS Fund. In addition, the investment adviser has agreed to voluntarily cap the MS Fund’s total operating expenses (except for brokerage and 12b-1 fees) to the extent such operating expenses exceed 0.34% of the average daily net assets of the MS Fund on an annualized basis. The expenses and fees disclosed above in the fee table do not reflect this additional voluntary expense cap. Taking into account the voluntary expense cap of 0.34%, the MS Fund’s total annual operating expenses for Class A, Class B, Class C and Class I shares were 0.59%, 1.34%, 1.34% and 0.34%, respectively, for the fiscal year ended August 31, 2009. This voluntary expense cap may be terminated at any time without notice. If the MS Fund had borne all of its expense for the fiscal year ended August 31, 2009, the Fund’s expenses for Class A, Class B, Class C and Class I shares would have been 0.74%, 1.49%, 1.49% and 0.49%.

9

The table below displays the expense limitations for each current MS Fund and pro forma Acquiring Fund:

MS Fund	Class A	Class B	Class C	Class W	Class I	Class R	Invest.	Acquiring Fund	Class A	Class B	Class C	Class R	Class Y

Morgan Stanley Alternative Opportunities Fund	1.56%		2.31%	1.66%	1.31%	1.81%		Invesco Alternative Opportunities Fund	1.56%		2.31%	1.81%	1.31%
Morgan Stanley Balanced Fund	None	None	None		None			Invesco Balanced Fund	1.10%	1.85%	1.85%		0.85%
Morgan Stanley California Tax-Free Income Fund	0.85%	1.60%	1.60%	0.95%	0.60%			Invesco California Tax-Free Income Fund	0.85%	1.35%	1.35%		0.60%
Morgan Stanley Commodities Alpha Fund	1.25%	2.00%	2.00%	1.35%	1.00%	1.50%		Invesco Commodities Strategy Fund	1.25%	2.00%	2.00%	1.50%	1.00%
Morgan Stanley Convertible Securities Trust	None	None	None		None			Invesco Convertible Securities Fund	1.27%	2.02%	2.02%		1.02%
Morgan Stanley Dividend Growth Securities Inc.	None	None	None		None			Invesco Dividend Growth Securities Fund	0.95%	1.70%	1.70%		0.70%
Morgan Stanley Equally-Weighted S&P 500 Fund	None	None	None	None	None	None		Invesco Equally-Weighted S&P 500 Fund	0.75%	1.50%	1.50%	1.00%	0.50%
Morgan Stanley Fundamental Value Fund	None	None	None		None			Invesco Fundamental Value Fund	1.65%	2.40%	2.40%		1.40%
The FX Alpha Plus Strategy Portfolio	1.84%		2.59%	1.94%	1.59%	2.09%		Invesco FX Alpha Plus Strategy Fund	1.84%		2.59%	2.09%	1.59%
The FX Alpha Strategy Portfolio	1.29%		1.79%	1.39%	1.04%	1.54%		Invesco FX Alpha Strategy Fund	1.29%		1.79%	1.54%	1.04%
Morgan Stanley Global Advantage Fund	None	None	None		None			Invesco Global Advantage Fund	1.41%	2.16%	2.16%		1.16%
Morgan Stanley Global Dividend Growth Securities	None	None	None		None			Invesco Global Dividend Growth Securities Fund	1.25%	2.00%	2.00%		1.00%
Morgan Stanley Health Sciences Trust	None	None	None		None			Invesco Health Sciences Fund	1.65%	2.40%	2.40%		1.40%
Morgan Stanley High Yield Securities Inc.	None	None	None		None			Invesco High Yield Securities Fund	2.13%	2.63%	2.73%		1.88%
International Growth Equity Portfolio*					1.00%			Invesco International Growth Equity Fund	1.25%				1.00%
Large Cap Relative Value Portfolio*					0.70%			Invesco Large Cap Relative Value Fund	0.95%				0.70%
Morgan Stanley Mid-Cap Value Fund	None	None	None		None			Invesco Mid-Cap Value Fund	1.64%	2.39%	2.39%		1.39%
Municipal Portfolio**					0.50%			Invesco Municipal Fund	0.75%				0.50%
Morgan Stanley New York Tax-Free Income Fund	0.90%	1.65%	1.65%		0.65%			Invesco New York Tax-Free Income Fund	0.90%	1.40%	1.40%		0.65%
Morgan Stanley Pacific Growth Fund Inc.	None	None	None	None	None	None		Invesco Pacific Growth Fund	1.88%	2.63%	2.63%	2.13%	1.63%
Morgan Stanley S&P 500 Index Fund	0.59%	1.34%	1.34%		0.34%			Invesco S&P 500 Index Fund	0.65%	1.40%	1.40%		0.40%
Morgan Stanley Small-Mid Special Value Fund	None	None	None		None			Invesco Small-Mid Special Value Fund	1.46%	2.21%	2.21%		1.21%
Morgan Stanley Special Value Fund	None	None	None		None			Invesco Special Value Fund	1.34%	2.09%	2.09%		1.09%
Morgan Stanley Tax-Exempt Securities Trust	None	None	None		None			Invesco Tax-Exempt Securities Fund	0.83%	1.18%	1.28%		0.58%
Morgan Stanley Technology Fund	None	None	None		None			Invesco Technology Sector Fund	2.00%	2.75%	2.75%		1.75%
U.S. Mid Cap Value Portfolio***					None		None	Invesco U.S. Mid Cap Value Fund	1.27%				1.02%
U.S. Small Cap Value Portfolio***					None			Invesco U.S. Small Cap Value Fund	1.12%				0.87%
U.S. Small/Mid Cap Value Portfolio***					None			Invesco U.S. Small/Mid Cap Value Fund	1.51%				1.26%
Morgan Stanley Value Fund	None	None	None		None			Invesco Value Fund	1.25%	2.00%	2.00%		1.00%
Value Portfolio***					None			Invesco Value II Fund	1.01%				0.76%

*	In addition, Class P has an expense limit of 1.25% and 0.95% for Morgan Stanley International Growth Equity Fund and Morgan Stanley Large Cap Relative Value Fund, respectively.

**	In addition, Class P, Class H and Class L have expense limits of 0.75%, 0.75% and 1.00%, respectively.

***	There are currently no expense limits in place for Class P.

(9)	The Total Annual Fund Operating Expenses listed above in the fee tables are based on the average net assets of the Fund as of its fiscal year end. To the extent that the Fund’s average net assets decrease over the Fund’s next fiscal year, such expenses can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

(10)	The Total Annual Fund Operating Expenses disclosed above in the fee tables do not include a rebate of certain Fund expense in connection with investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio-Institutional Class during the fiscal period, which had a net effect on the Fund’s total annual operating expenses as shown below in the table:

MS Fund	Rebate

Morgan Stanley Balanced Fund	0.01%
Morgan Stanley Commodities Alpha Fund	0.05%
The FX Alpha Plus Strategy Portfolio	0.11%
The FX Alpha Strategy Portfolio	0.04%

(11)	Currently, the distributor has voluntarily agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The distributor may discontinue this waiver in the future. Distribution and/or 12b-1 fees for Morgan Stanley California Tax-Free Income Fund and Morgan Stanley New York Tax-Free Income Fund have been restated to reflect this agreement.

(12)	Fees and Other Expenses have been restated to reflect current rather than historical fees. “Other Expenses” include the expenses of the Fund’s subsidiary, which are borne entirely by the Fund’s investment adviser.

(13)	As of the date of this Fee Table, Class B shares were not operational. Expense information shown is that of Class I and includes the distribution and shareholder services fee of 1.00% in the case of Class B shares.

(14)	For The FX Alpha Strategy Portfolio, the advisory fee is the Fund’s annual base advisory fee. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Fund’s shares during the most recent 12-month period. The base fee is adjusted (i) upward if the Fund’s return during the applicable 12-month period exceeds the U.S. Dollar London Interbank Offering Rate (“LIBOR”) plus 2.50% and (ii) downward if the Fund’s return during the applicable 12-month period is less than LIBOR minus 2.50%. The upward or downward adjustment, if any, is 20% of the amount by which the Fund outperforms or underperforms LIBOR plus or minus 2.50%, respectively. The maximum or minimum adjustment over any 12-month period will be 0.275%. As a result, the Fund could pay an annualized advisory fee that ranges from 0.275% to 0.825% of the Fund’s average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class I shares.

For The FX Alpha Plus Strategy Portfolio, the advisory fee shown is the Fund’s annual base advisory fee. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Fund’s shares during the most recent 12-month period. The base fee is adjusted (i) upward if the Fund’s return during the applicable 12-month period exceeds the U.S. Dollar London Interbank Offering Rate (“LIBOR”) plus 6.00% and (ii) downward if the Fund’s return during the applicable 12-month period is less than LIBOR minus 6.00%. The upward or downward adjustment, if any, is 20% of the amount by which the portfolio outperforms or underperforms LIBOR plus or minus 6.00%, respectively. The maximum or minimum adjustment over any 12-month period will be 0.550%. As a result, the Fund’s could pay an annualized advisory fee that ranges from 0.550% to 1.65% of the Fund’s average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class I shares.

(15)	Other Expenses have been restated to reflect current expense agreements.

(16)	As of the date of this Fee Table, Class R and Class W shares were not operational. The expense information shown is that of Class I and includes the distribution and shareholder services fees of 0.50% in the case of Class R shares and 0.35% in the case of Class W shares.

Expense Example

This example is intended to help you compare the costs of investing in different classes of a MS Fund and Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect

10

to the reorganization of the corresponding MS Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the fee table above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. In addition, the Example assumes that Class B shares of a MS Fund will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion and, in such cases, Class B shares expenses are reflected in years 9 and 10 of the Example. The Example reflects current fee waivers and expense reimbursements for all 10 years for the MS Funds and the first two years for the Acquiring Funds. The MS Advisers (defined below) are currently waiving all or a portion of the MS Funds’ management fees or other expenses and expects these fee waivers and/or expense reimbursements to continue indefinitely. Invesco Advisers has contractually agreed, to waive advisory fees and/or reimburse expenses through at least June 30, 2012. Accordingly, the fee waivers and/or expense reimbursements applicable to the Acquiring Funds are not reflected in years three through ten of the table. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	with redemptions				without redemptions
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Morgan Stanley Alternative Opportunities Fund as of 7/31/09
A merging into Acquiring Fund A	$620	$927	$1,255	$2,180	$620	$927	$1,255	$2,180
C merging into Acquiring Fund C	$334	$721	$1,235	$2,646	$234	$721	$1,235	$2,646
W merging into Acquiring Fund A	$169	$523	$902	$1,965	$169	$523	$902	$1,965
R merging into Acquiring Fund R	$184	$569	$980	$2,127	$184	$569	$980	$2,127
I merging into Acquiring Fund Y	$133	$415	$718	$1,579	$133	$415	$718	$1,579
Pro Forma Invesco Alternative Opportunities Fund combined as of 7/31/09
A	$694	$1,082	$1,577	$2,936	$694	$1,082	$1,577	$2,936
C	$334	$808	$1,493	$3,321	$234	$808	$1,493	$3,321
R	$184	$657	$1,244	$2,838	$184	$657	$1,244	$2,838
Y	$133	$504	$989	$2,328	$133	$504	$989	$2,328
Morgan Stanley Balanced Fund as of 1/31/09
A merging into Acquiring Fund A	$631	$856	$1,099	$1,795	$631	$856	$1,099	$1,795
B merging into Acquiring Fund B	$688	$882	$1,201	$1,973	$188	$582	$1,001	$1,973
C merging into Acquiring Fund C	$288	$582	$1,001	$2,169	$188	$582	$1,001	$2,169
I merging into Acquiring Fund Y	$87	$271	$471	$1,049	$87	$271	$471	$1,049
Pro Forma Invesco Balanced Fund combined as of 1/31/09
A	$653	$872	$1,108	$1,784	$653	$872	$1,108	$1,784
B	$685	$873	$1,185	$1,940	$185	$573	$985	$1,940
C	$285	$573	$985	$2,137	$185	$573	$985	$2,137
Y	$84	$262	$455	$1,014	$84	$262	$455	$1,014
Morgan Stanley California Tax-Free Income Fund as of 6/30/09
A merging into Acquiring Fund A	$508	$685	$876	$1,429	$508	$685	$876	$1,429
B merging into Acquiring Fund B	$586	$568	$666	$1,037	$86	$268	$466	$1,037
C merging into Acquiring Fund C	$237	$428	$739	$1,624	$137	$428	$739	$1,624
I merging into Acquiring Fund Y	$61	$192	$335	$750	$61	$192	$335	$750
Pro Forma Invesco California Tax-Free Income Fund combined as of 6/30/09
A	$558	$734	$927	$1,484	$558	$734	$927	$1,484
B	$586	$569	$669	$1,050	$86	$269	$469	$1,050
C	$237	$429	$743	$1,633	$137	$429	$743	$1,633
Y	$61	$193	$338	$760	$61	$193	$338	$760
Morgan Stanley Commodities Alpha Fund as of 7/31/09
A merging into Acquiring Fund A	$594	$847	$1,119	$1,893	$594	$847	$1,119	$1,893
B merging into Acquiring Fund B	$703	$927	$1,278	$2,129	$203	$627	$1,078	$2,129
C merging into Acquiring Fund C	$303	$627	$1,078	$2,327	$203	$627	$1,078	$2,327
W merging into Acquiring Fund A	$137	$428	$739	$1,624	$137	$428	$739	$1,624
R merging into Acquiring Fund R	$153	$474	$818	$1,791	$153	$474	$818	$1,791
I merging into Acquiring Fund Y	$102	$318	$552	$1,225	$102	$318	$552	$1,225
Pro Forma Invesco Commodities Strategy Fund combined as of 7/31/09
A	$668	$950	$1,283	$2,224	$668	$950	$1,283	$2,224
B	$703	$959	$1,374	$2,394	$203	$659	$1,174	$2,394
C	$303	$659	$1,174	$2,588	$203	$659	$1,174	$2,588
R	$153	$506	$917	$2,065	$153	$506	$917	$2,065
Y	$102	$351	$654	$1,514	$102	$351	$654	$1,514
Morgan Stanley Convertible Securities Trust as of 9/30/09
A merging into Acquiring Fund A	$648	$907	$1,185	$1,978	$648	$907	$1,185	$1,978
B merging into Acquiring Fund B	$705	$934	$1,288	$2,155	$205	$634	$1,088	$2,155
C merging into Acquiring Fund C	$305	$634	$1,088	$2,348	$205	$634	$1,088	$2,348
I merging into Acquiring Fund Y	$104	$325	$563	$1,248	$104	$325	$563	$1,248
Pro Forma Invesco Convertible Securities Fund combined as of 9/30/09
A	$672	$931	$1,209	$2,000	$672	$931	$1,209	$2,000
B	$705	$934	$1,288	$2,155	$205	$634	$1,088	$2,155
C	$305	$634	$1,088	$2,348	$205	$634	$1,088	$2,348
Y	$104	$325	$563	$1,248	$104	$325	$563	$1,248
Morgan Stanley Dividend Growth Securities Inc. as of 2/28/09
A merging into Acquiring Fund A	$617	$812	$1,023	$1,630	$617	$812	$1,023	$1,630
B merging into Acquiring Fund B	$596	$600	$720	$1,155	$96	$300	$520	$1,155
C merging into Acquiring Fund C	$273	$536	$923	$2,009	$173	$536	$923	$2,009
I merging into Acquiring Fund Y	$72	$224	$390	$871	$72	$224	$390	$871
Pro Forma Invesco Dividend Growth Securities Fund combined as of 2/28/09
A	$638	$824	$1,026	$1,608	$638	$824	$1,026	$1,608
B	$592	$587	$698	$1,108	$92	$287	$498	$1,108
C	$269	$523	$902	$1,965	$169	$523	$902	$1,965
Y	$67	$211	$368	$822	$67	$211	$368	$822
Morgan Stanley Equally-Weighted S&P 500 Fund as of 6/30/09
A merging into Acquiring Fund A	$598	$752	$920	$1,406	$598	$752	$920	$1,406
B merging into Acquiring Fund B	$653	$774	$1,018	$1,588	$153	$474	$818	$1,588
C merging into Acquiring Fund C	$253	$474	$818	$1,791	$153	$474	$818	$1,791
W merging into Acquiring Fund A	$87	$271	$471	$1,049	$87	$271	$471	$1,049
R merging into Acquiring Fund R	$102	$318	$552	$1,225	$102	$318	$552	$1,225
I merging into Acquiring Fund Y	$51	$160	$280	$628	$51	$160	$280	$628
Pro Forma Invesco Equally-Weighted S&P 500 Fund combined as of 6/30/09
A	$619	$765	$923	$1,384	$619	$765	$923	$1,384
B	$649	$762	$997	$1,543	$149	$462	$797	$1,543
C	$249	$462	$797	$1,746	$149	$462	$797	$1,746
R	$98	$306	$531	$1,178	$98	$306	$531	$1,178
Y	$47	$148	$258	$579	$47	$148	$258	$579
Morgan Stanley Fundamental Value Fund as of 9/30/09
A merging into Acquiring Fund A	$684	$1,018	$1,375	$2,377	$684	$1,018	$1,375	$2,377
B merging into Acquiring Fund B	$660	$796	$1,055	$1,867	$160	$496	$855	$1,867
C merging into Acquiring Fund C	$343	$748	$1,280	$2,736	$243	$748	$1,280	$2,736
I merging into Acquiring Fund Y	$143	$443	$766	$1,680	$143	$443	$766	$1,680
Pro Forma Invesco Fundamental Value Fund combined as of 9/30/09
A	$709	$1,047	$1,413	$2,440	$709	$1,047	$1,413	$2,440
B	$660	$801	$1,072	$1,913	$160	$501	$872	$1,913
C	$343	$754	$1,296	$2,778	$243	$754	$1,296	$2,778
Y	$143	$449	$782	$1,726	$143	$449	$782	$1,726
The FX Alpha Plus Strategy Portfolio as of 10/31/09
A merging into Acquiring Fund A	$578	$953	$1,351	$2,462	$578	$953	$1,351	$2,462
C merging into Acquiring Fund C	$355	$785	$1,340	$2,856	$255	$785	$1,340	$2,856
W merging into Acquiring Fund A	$197	$609	$1,047	$2,264	$197	$609	$1,047	$2,264
R merging into Acquiring Fund R	$212	$655	$1,124	$2,421	$212	$655	$1,124	$2,421
I merging into Acquiring Fund Y	$162	$502	$866	$1,889	$162	$502	$866	$1,889
Pro Forma Invesco FX Alpha Plus Strategy Fund combined as of 10/31/09
A	$652	$1,044	$1,480	$2,690	$652	$1,044	$1,480	$2,690
C	$355	$805	$1,403	$3,021	$255	$805	$1,403	$3,021
R	$212	$676	$1,188	$2,594	$212	$676	$1,188	$2,594
Y	$162	$523	$931	$2,071	$162	$523	$931	$2,071
The FX Alpha Strategy Portfolio as of 10/31/09
A merging into Acquiring Fund A	$350	$616	$1,052	$1,713	$350	$616	$1,052	$1,713
C merging into Acquiring Fund C	$255	$557	$959	$2,084	$180	$557	$959	$2,084
W merging into Acquiring Fund A	$139	$434	$750	$1,646	$139	$434	$750	$1,646
R merging into Acquiring Fund R	$155	$480	$652	$1,813	$155	$480	$652	$1,813
I merging into Acquiring Fund Y	$104	$325	$563	$1,248	$104	$325	$563	$1,248
Pro Forma Invesco FX Alpha Strategy Fund combined as of 10/31/09
A	$375	$777	$1,341	$2,875	$375	$777	$1,349	$2,888
C	$280	$696	$1,376	$3,194	$180	$696	$1,376	$3,194
R	$155	$620	$1,251	$2,951	$155	$620	$1,251	$2,951
Y	$104	$466	$995	$2,447	$104	$466	$995	$2,447

11

	with redemptions				without redemptions
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Morgan Stanley Global Advantage Fund as of 5/31/09
A merging into Acquiring Fund A	$661	$948	$1,256	$2,127	$661	$948	$1,256	$2,127
B merging into Acquiring Fund B	$719	$976	$1,359	$2,303	$219	$676	$1,159	$2,303
C merging into Acquiring Fund C	$319	$676	$1,159	$2,493	$219	$676	$1,159	$2,493
I merging into Acquiring Fund Y	$118	$368	$638	$1,409	$118	$368	$638	$1,409
Pro Forma Invesco Global Advantage Fund combined as of 5/31/09
A	$684	$966	$1,269	$2,127	$684	$966	$1,269	$2,127
B	$717	$970	$1,349	$2,282	$217	$670	$1,149	$2,282
C	$317	$670	$1,149	$2,472	$217	$670	$1,149	$2,472
Y	$116	$362	$628	$1,386	$116	$362	$628	$1,386
Morgan Stanley Global Dividend Growth Securities as of 3/31/09
A merging into Acquiring Fund A	$646	$901	$1,175	$1,957	$646	$901	$1,175	$1,957
B merging into Acquiring Fund B	$621	$678	$854	$1,443	$121	$378	$654	$1,443
C merging into Acquiring Fund C	$303	$627	$1,078	$2,327	$203	$627	$1,078	$2,327
I merging into Acquiring Fund Y	$102	$318	$552	$1,225	$102	$318	$552	$1,225
Pro Forma Invesco Global Dividend Growth Securities Fund combined as of 3/31/09
A	$667	$913	$1,178	$1,935	$667	$913	$1,178	$1,935
B	$617	$665	$833	$1,398	$117	$365	$633	$1,398
C	$299	$615	$1,057	$2,285	$199	$615	$1,057	$2,285
Y	$98	$306	$531	$1,178	$98	$306	$531	$1,178
Morgan Stanley Health Sciences Trust as of 7/31/09
A merging into Acquiring Fund A	$684	$1,018	$1,375	$2,377	$684	$1,018	$1,375	$2,377
B merging into Acquiring Fund B	$743	$1,048	$1,480	$2,550	$243	$748	$1,280	$2,550
C merging into Acquiring Fund C	$343	$748	$1,280	$2,736	$243	$748	$1,280	$2,736
I merging into Acquiring Fund Y	$143	$443	$766	$1,680	$143	$443	$766	$1,680
Pro Forma Invesco Health Sciences Fund combined as of 7/31/09
A	$706	$1,033	$1,383	$2,366	$706	$1,033	$1,383	$2,366
B	$740	$1,039	$1,465	$2,520	$240	$739	$1,265	$2,520
C	$340	$739	$1,265	$2,706	$240	$739	$1,265	$2,706
Y	$139	$434	$750	$1,646	$139	$434	$750	$1,646
Morgan Stanley High Yield Securities Inc. as of 8/31/09
A merging into Acquiring Fund A	$633	$1,067	$1,525	$2,792	$633	$1,067	$1,525	$2,792
B merging into Acquiring Fund B	$767	$1,120	$1,600	$2,853	$267	$820	$1,400	$2,853
C merging into Acquiring Fund C	$377	$850	$1,450	$3,070	$277	$850	$1,450	$3,070
I merging into Acquiring Fund Y	$192	$594	$1,021	$2,212	$192	$594	$1,021	$2,212
Pro Forma Invesco High Yield Securities Fund combined as of 8/31/09
A	$681	$1,113	$1,574	$2,845	$681	$1,113	$1,574	$2,845
B	$766	$1,121	$1,605	$2,868	$266	$821	$1,405	$2,868
C	$376	$850	$1,454	$3,085	$276	$850	$1,454	$3,085
Y	$191	$594	$1,026	$2,228	$191	$594	$1,026	$2,228
International Growth Equity Portfolio as of 6/30/09
P merging into Acquiring Fund A	$128	$400	$692	$1,523	$128	$400	$692	$1,523
I merging into Acquiring Fund Y	$103	$322	$558	$1,236	$103	$322	$558	$1,236
Pro Forma Invesco International Growth Equity Fund combined as of 6/30/09
A	$670	$967	$1,328	$2,340	$670	$967	$1,328	$2,340
Y	$102	$363	$691	$1,618	$102	$363	$691	$1,618
Large Cap Relative Value Portfolio as of 6/30/09
P merging into Acquiring Fund A	$98	$306	$531	$1,178	$98	$306	$531	$1,178
I merging into Acquiring Fund Y	$73	$227	$395	$883	$73	$227	$395	$883
Pro Forma Invesco Large Cap Relative Value Fund combined as of 6/30/09
A	$643	$844	$1,068	$1,709	$643	$844	$1,068	$1,709
Y	$73	$233	$412	$933	$73	$233	$412	$933
Morgan Stanley Mid-Cap Value Fund as of 8/31/09
A merging into Acquiring Fund A	$683	$1,015	$1,370	$2,367	$683	$1,015	$1,370	$2,367
B merging into Acquiring Fund B	$742	$1,045	$1,475	$2,540	$242	$745	$1,275	$2,540
C merging into Acquiring Fund C	$342	$745	$1,275	$2,726	$242	$745	$1,275	$2,726
I merging into Acquiring Fund Y	$142	$440	$761	$1,669	$142	$440	$761	$1,669
Pro Forma Invesco Mid-Cap Value Fund combined as of 8/31/09
A	$706	$1,033	$1,383	$2,366	$706	$1,033	$1,383	$2,366
B	$740	$1,039	$1,465	$2,520	$240	$739	$1,265	$2,520
C	$340	$739	$1,265	$2,706	$240	$739	$1,265	$2,706
Y	$139	$434	$750	$1,646	$139	$434	$750	$1,646
Municipal Portfolio as of 9/30/09
P merging into Acquiring Fund A	$77	$240	$417	$930	$77	$240	$417	$930
H merging into Acquiring Fund A	$424	$581	$752	$1,248	$424	$581	$752	$1,248
L merging into Acquiring Fund A	$102	$318	$552	$1,225	$102	$318	$552	$1,225
I merging into Acquiring Fund Y	$51	$160	$280	$628	$51	$160	$280	$628
Pro Forma Invesco Municipal Fund combined as of 9/30/09
A	$548	$705	$879	$1,380	$548	$705	$879	$1,380
Y	$51	$163	$287	$649	$51	$163	$287	$649
Morgan Stanley New York Tax-Free Income Fund as of 6/30/2009
A merging into Acquiring Fund A	$513	$700	$902	$1,486	$513	$700	$902	$1,486
B merging into Acquiring Fund B	$591	$584	$693	$1,096	$91	$284	$493	$1,096
C merging into Acquiring Fund C	$243	$443	$766	$1,680	$143	$443	$766	$1,680
I merging into Acquiring Fund Y	$66	$208	$362	$810	$66	$208	$362	$810
Pro Forma Invesco New York Tax-Free Income Fund combined as of 6/30/09
A	$562	$768	$1,011	$1,707	$562	$768	$1,011	$1,707
B	$591	$605	$758	$1,285	$91	$305	$558	$1,285
C	$243	$464	$829	$1,856	$143	$464	$829	$1,856
Y	$66	$229	$428	$1,001	$66	$229	$428	$1,001
Morgan Stanley Pacific Growth Fund Inc. as of 10/31/09
A merging into Acquiring Fund A	$706	$1,085	$1,488	$2,610	$706	$1,085	$1,488	$2,610
B merging into Acquiring Fund B	$766	$1,117	$1,595	$2,782	$266	$817	$1,395	$2,782
C merging into Acquiring Fund C	$366	$817	$1,395	$2,964	$266	$817	$1,395	$2,964
W merging into Acquiring Fund A	$201	$621	$1,068	$2,306	$201	$621	$1,068	$2,306
R merging into Acquiring Fund R	$216	$667	$1,144	$2,462	$216	$667	$1,144	$2,462
I merging into Acquiring Fund Y	$166	$514	$887	$1,933	$166	$514	$887	$1,933
Pro Forma Invesco Pacific Growth Fund combined as of 10/31/09
A	$730	$1,108	$1,510	$2,630	$730	$1,108	$1,510	$2,630
B	$766	$1,117	$1,595	$2,782	$266	$817	$1,395	$2,782
C	$366	$817	$1,395	$2,964	$266	$817	$1,395	$2,964
R	$216	$667	$1,144	$2,462	$216	$667	$1,144	$2,462
Y	$166	$514	$887	$1,933	$166	$514	$887	$1,933
Morgan Stanley S&P 500 Index Fund as of 8/31/09
A merging into Acquiring Fund A	$588	$722	$868	$1,293	$588	$722	$868	$1,293
B merging into Acquiring Fund B	$643	$743	$966	$1,475	$143	$443	$766	$1,475
C merging into Acquiring Fund C	$243	$443	$766	$1,680	$143	$443	$766	$1,680
I merging into Acquiring Fund Y	$41	$128	$224	$505	$41	$128	$224	$505
Pro Forma Invesco S&P 500 Index Fund combined as of 8/31/09
A	$613	$752	$909	$1,364	$613	$752	$909	$1,364
B	$643	$749	$982	$1,522	$143	$449	$782	$1,522
C	$243	$449	$782	$1,726	$143	$449	$782	$1,726
Y	$41	$134	$242	$557	$41	$134	$242	$557
Morgan Stanley Small-Mid Special Value Fund as of 4/30/09
A merging into Acquiring Fund A	$666	$962	$1,281	$2,180	$666	$962	$1,281	$2,180
B merging into Acquiring Fund B	$635	$721	$929	$1,601	$135	$421	$729	$1,601
C merging into Acquiring Fund C	$324	$691	$1,185	$2,544	$224	$691	$1,185	$2,544
I merging into Acquiring Fund Y	$123	$384	$665	$1,466	$123	$384	$665	$1,466
Pro Forma Invesco Small-Mid Special Value Fund combined as of 4/30/09
A	$689	$983	$1,299	$2,190	$689	$983	$1,299	$2,190
B	$634	$718	$923	$1,590	$134	$418	$723	$1,590
C	$323	$688	$1,180	$2,534	$223	$688	$1,180	$2,534
Y	$122	$381	$660	$1,455	$122	$381	$660	$1,455
Morgan Stanley Special Value Fund as of 7/31/09
A merging into Acquiring Fund A	$654	$927	$1,221	$2,053	$654	$927	$1,221	$2,053
B merging into Acquiring Fund B	$712	$955	$1,324	$2,229	$212	$655	$1,124	$2,229
C merging into Acquiring Fund C	$312	$655	$1,124	$2,421	$212	$655	$1,124	$2,421
W merging into Acquiring Fund A	$147	$456	$787	$1,724	$147	$456	$787	$1,724
I merging into Acquiring Fund Y	$111	$347	$601	$1,329	$111	$347	$601	$1,329
Pro Forma Invesco Special Value Fund combined as of 7/31/09
A	$677	$945	$1,234	$2,053	$677	$945	$1,234	$2,053
B	$710	$949	$1,314	$2,208	$210	$649	$1,114	$2,208
C	$310	$649	$1,114	$2,400	$210	$649	$1,114	$2,400
Y	$109	$340	$590	$1,306	$109	$340	$590	$1,306

12

	with redemptions				without redemptions
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Morgan Stanley Tax-Exempt Securities Trust as of 6/30/2009
A merging into Acquiring Fund A	$509	$688	$882	$1,441	$509	$688	$882	$1,441
B merging into Acquiring Fund B	$623	$384	$665	$1,369	$123	$684	$865	$1,369
C merging into Acquiring Fund C	$133	$415	$718	$1,579	$233	$415	$718	$1,579
I merging into Acquiring Fund Y	$62	$195	$340	$762	$62	$195	$340	$762
Pro Forma Invesco Tax-Exempt Securities Fund combined as of 6/30/09
A	$554	$721	$903	$1,429	$554	$721	$903	$1,429
B	$618	$668	$838	$1,311	$118	$368	$638	$1,311
C	$128	$400	$692	$1,523	$228	$400	$692	$1,523
Y	$57	$179	$313	$701	$57	$179	$313	$701
Morgan Stanley Technology Fund as of 3/31/09
A merging into Acquiring Fund A	$717	$1,120	$1,546	$2,730	$717	$1,120	$1,546	$2,730
B merging into Acquiring Fund B	$778	$1,153	$1,654	$2,900	$278	$853	$1,454	$2,900
C merging into Acquiring Fund C	$378	$853	$1,454	$3,080	$278	$853	$1,454	$3,080
I merging into Acquiring Fund Y	$178	$551	$949	$2,062	$178	$551	$949	$2,062
Pro Forma Invesco Technology Sector Fund combined as of 3/31/09
A	$742	$1,145	$1,575	$2,766	$742	$1,145	$1,575	$2,766
B	$778	$1,155	$1,661	$2,917	$278	$855	$1,461	$2,917
C	$378	$855	$1,461	$3,096	$278	$855	$1,461	$3,096
Y	$178	$553	$955	$2,080	$178	$553	$955	$2,080
U.S. Mid Cap Value Portfolio as of 9/30/09
P merging into Acquiring Fund A	$130	$406	$702	$1,545	$130	$406	$702	$1,545
Investment merging into Acquiring Fund Y	$119	$372	$644	$1,420	$119	$372	$644	$1,420
I merging into Acquiring Fund Y	$104	$325	$563	$1,248	$104	$325	$563	$1,248
Pro Forma Invesco U.S. Mid Cap Value Fund combined as of 9/30/09
A	$669	$922	$1,194	$1,967	$669	$922	$1,194	$1,967
Y	$101	$315	$547	$1,213	$101	$315	$547	$1,213
U.S. Small/Mid Cap Value Portfolio as of 6/30/09
P merging into Acquiring Fund A	$158	$490	$845	$1,845	$158	$490	$845	$1,845
I merging into Acquiring Fund Y	$132	$412	$713	$1,568	$132	$412	$713	$1,568
Pro Forma Invesco U.S. Small/Mid Cap Value Fund combined as of 6/30/09
A	$696	$1,030	$1,414	$2,488	$696	$1,030	$1,414	$2,488
Y	$129	$431	$784	$1,778	$129	$431	$784	$1,778
U.S. Small Cap Value Portfolio as of 9/30/09
P merging into Acquiring Fund A	$115	$359	$622	$1,375	$115	$359	$622	$1,375
I merging into Acquiring Fund Y	$89	$278	$482	$1,073	$89	$278	$482	$1,073
Pro Forma Invesco U.S. Small Cap Value Fund combined as of 9/30/09
A	$653	$872	$1,108	$1,784	$653	$872	$1,108	$1,784
Y	$84	$262	$455	$1,014	$84	$262	$455	$1,014
Morgan Stanley Value Fund as of 9/30/09
A merging into Acquiring Fund A	$646	$901	$1,175	$1,957	$646	$901	$1,175	$1,957
B merging into Acquiring Fund B	$703	$927	$1,278	$2,134	$203	$627	$1,078	$2,134
C merging into Acquiring Fund C	$303	$627	$1,078	$2,327	$203	$627	$1,078	$2,327
I merging into Acquiring Fund Y	$102	$318	$552	$1,225	$102	$318	$552	$1,225
Pro Forma Invesco Value Fund combined as of 9/30/09
A	$670	$925	$1,199	$1,978	$670	$925	$1,199	$1,978
B	$703	$927	$1,278	$2,134	$203	$627	$1,078	$2,134
C	$303	$627	$1,078	$2,327	$203	$627	$1,078	$2,327
Y	$102	$318	$552	$1,225	$102	$318	$552	$1,225
Value Portfolio as of 9/30/09
P merging into Acquiring Fund A	$103	$322	$558	$1,236	$103	$322	$558	$1,236
I merging into Acquiring Fund Y	$78	$243	$422	$942	$78	$243	$422	$942
Pro Forma Invesco Value II Fund combined as of 9/30/09
A	$644	$842	$1,057	$1,674	$644	$842	$1,057	$1,674
Y	$74	$230	$401	$894	$74	$230	$401	$894

The Example is not a representation of past or future expenses. Each MS Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the MS Fund’s or the Acquiring Fund’s projected or actual performance.

For further discussion regarding the MS Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “Board Considerations” in this Joint Proxy Statement/Prospectus.

Comparison of Portfolio Managers

It is anticipated that each Acquiring Fund, except the Invesco Alternative Opportunities Fund, Invesco International Growth Equity Fund, Invesco Balanced Fund and Invesco Pacific Growth Fund, will be managed by its corresponding Target Fund’s portfolio management team or a portion thereof. The Invesco Alternative Opportunities Fund and Invesco International Growth Equity Fund will each employ a portfolio management team that is currently associated with Invesco Advisers or its affiliates. As with any portfolio management team substitution, the portfolio holdings of each of the Invesco Alternative Opportunities Fund and the Invesco International Growth Equity Fund will likely change following its Reorganization, although each Fund will be managed according to the same investment objective and principal investment strategies as described in its prospectus. Any such change in portfolio holdings may result in the Fund’s realization of capital gains which, to the extent not offset by available capital losses, would be distributed to shareholders. It is anticipated that each of the Invesco Balanced Fund and Invesco Pacific Growth Fund will retain a portion of the current portfolio management team of the corresponding MS Fund following the Reorganization and will also employ portfolio managers who are currently associated with Invesco Advisers or its affiliates.

All Acquiring Fund prospectuses that accompany this Joint Proxy Statement/Prospectus include a description of the employment history of the portfolio managers. Acquiring Funds do not have any operating history or performance information and Invesco expects that upon completion of each proposed Reorganization, each Acquiring Fund except the Invesco Alternative Opportunities Fund and Invesco International Growth Equity Fund will continue the historical performance information of its corresponding MS Fund. Invesco expects that each of the Invesco Alternative Opportunities Fund and Invesco International Growth Equity Fund may not carry over the performance history of its corresponding MS Fund.

Comparison of Investment Advisers

Advisers.  Morgan Stanley Investment Advisors Inc. (“MSIA”) is the investment adviser for each MS Fund except the International Growth Equity Portfolio, Large Cap Relative Value Portfolio, Municipal Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio and U.S. Small/Mid Cap Value Portfolio (together, the “MS Institutional Funds”), for which Morgan Stanley Investment Management Inc. (“MSIM” and, together with MSIA, the “MS Advisers”) is the investment adviser. The MS Advisers are each a wholly owned subsidiary of Morgan Stanley, with their principal office located at 522 Fifth Avenue, New York, New York 10036. MSIA and

13

MSIM are each a diversified asset management company that services retail and institutional investor accounts and, together with their affiliates, have more than $395.3 billion under management or supervision as of December 31, 2009. Morgan Stanley is a preeminent global financial services firm that provides a wide range of investment banking, securities, investment management and wealth management services.

Invesco Advisers, a registered investment adviser, serves as investment adviser for each Acquiring Fund. Invesco Advisers will manage the investment operations of the Acquiring Funds (upon consummation of the Reorganizations and commencement of operations) and has agreed to perform or arrange for the performance of each Acquiring Fund’s day-to-day management. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment advisor since its organization in 1976. As of December 31, 2009, Invesco Advisers had $218 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

Sub-advisers.  Certain MS Funds employ one or more sub-advisers that are affiliated with the MS Advisers. The Morgan Stanley Alternative Opportunities Fund, Morgan Stanley Commodities Alpha Fund, The FX Alpha Plus Strategy Portfolio, The FX Alpha Strategy Portfolio, Morgan Stanley Global Dividend Growth Securities, Morgan Stanley Health Sciences Trust and Morgan Stanley Technology Fund each employs Morgan Stanley Investment Management Limited (“MSIML”) as a sub-adviser. MSIML is located at 25 Cabot Square, Canary Wharf, London, E14 QA, England. Morgan Stanley Pacific Growth Fund Inc. employs both Morgan Stanley Investment Management Company (“MSIMC”) and Morgan Stanley Asset & Investment Trust Management Co. (“MSAIT”) as sub-advisers. MSIMC is located at 23 Church Street, 16-01 Capital Square, Singapore 049481. MSAIT is located at Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009. MSIML, MSIMC and MSAIT are wholly-owned subsidiaries of Morgan Stanley.

Invesco Advisers has entered into a Master Intergroup Sub-Advisory Contract (the “Master Sub-Advisory Agreement”) with certain affiliates to serve as sub-advisers to the Acquiring Funds. Pursuant to the Master Sub-Advisory Agreement, affiliated sub-advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to an Acquiring Fund. These affiliated sub-advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment advisor under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Asset Management (Japan) Limited;

•	Invesco Australia Limited;

•	Invesco Hong Kong Limited;

•	Invesco Senior Secured Management, Inc.; and

•	Invesco Trimark Ltd.

Temporary Advisers and Subadvisers.  It is possible that the Reorganization of one or more MS Funds will be consummated prior to the portfolio managers of such Funds being transitioned to Invesco Advisers. Accordingly, Invesco Advisers may enter into a Temporary Investment Services Agreement with MS Advisers and certain of its affiliates in order that these portfolio managers can provide the Acquiring Funds discretionary investment management services, investment advice, and/or order execution services during the period that the portfolio managers are transitioning to Invesco Advisers. Any services provided under the Temporary Investment Services Agreement will be provided to the Acquiring Funds at cost (i.e., actual out-of-pocket costs, costs attributable to compensation benefits and reimbursable employee out-of-pocket expenses, and reasonable costs attributable to occupancy and certain technology costs).

The closing of the Transaction automatically terminates the MS Funds’ current investment advisory contracts with MS Advisers. If, by the time of closing of the Transaction, shareholders of a MS Fund have not approved the Reorganization of such MS Fund or a MS Fund’s portfolio management team has not transitioned to Invesco, it is anticipated that the MS Board will approve that MS Fund’s entering into an interim investment advisory contract with the MS Advisers and/or Invesco Advisers, as applicable, for a period not to exceed 150 days, which is permitted by the 1940 Act, to be able to continue uninterrupted portfolio management services for such MS Fund. After the 150 day period has expired, if shareholders of a MS Fund have still not approved the Reorganization, the MS Board will consider what additional action to take.

14

Comparison of Other Service Providers

The following table identifies the principal service providers that service the Acquiring Funds and the MS Funds:

	MS Funds	Acquiring Funds

Administrator:	Morgan Stanley Services Company Inc. Morgan Stanley Investment Management Inc. (MS Institutional Funds)	Invesco Advisers, Inc.
Transfer Agent:	Morgan Stanley Trust Morgan Stanley Services Company Inc. (MS Institutional Funds)	Invesco Aim Investment Services, Inc.
Custodian:	State Street Bank and Trust Company JPMorgan Chase Bank, N.A. (MS Institutional Funds)	State Street Bank and Trust Company JPMorgan Chase Bank, N.A. (corresponding Acquiring Funds)
Distributor:	Morgan Stanley Distributors, Inc. Morgan Stanley Distribution, Inc. (MS Institutional Funds)	Invesco Aim Distributors, Inc.
Auditor:	Deloitte & Touche LLP Ernst & Young LLP (MS Institutional Funds)	PricewaterhouseCoopers LLP

Comparison of Share Classes and Distribution Arrangements

Each share class of a MS Fund will be reorganized into a specific share class of the corresponding Acquiring Fund. The “Class Structure” section below and Exhibit A of this Joint Proxy Statement/Prospectus identify the Acquiring Fund share class that corresponds with each MS Fund share class. The following section also describes the different distribution arrangements and eligibility requirements among the various share classes of the Funds.

Distribution Arrangements.  Morgan Stanley Distributors Inc. (“MS Distributors”) acts as principal underwriter for each MS Fund except the MS Institutional Funds, for which Morgan Stanley Distribution, Inc. (“MS Distribution”) acts as the principal underwriter, each pursuant to written agreements (“MS Funds Distribution Agreements”). Both MS Distributors and MS Distribution are wholly-owned subsidiaries of Morgan Stanley. Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”), a wholly-owned subsidiary of Invesco Advisers, is the principal underwriter for the Acquiring Funds pursuant to written agreements (“Acquiring Funds Distribution Agreements” and, together with the MS Funds Distribution Agreements, the “Distribution Agreements”). The Distribution Agreements provide that MS Distributors, MS Distribution, and Invesco Aim Distributors have the exclusive right to distribute shares of the MS Funds or Acquiring Funds for which it acts as principal underwriter on a continuous basis directly and through authorized financial intermediaries.

Class Structure.  The MS Funds and the Acquiring Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs. In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares. The share classes offered by the MS Funds and the corresponding share classes of the Acquiring Funds that MS Fund shareholders will receive in connection with the Reorganization are as follows:

MS Funds Share Classes	Acquiring Funds Corresponding Share Classes

Class A	Class A
Class B	Class B
Class C	Class C
Class H	Class A
Class I	Class Y
Investment Class	Class Y
Class L	Class A
Class P	Class A
Class R	Class R
Class W	Class A

The eligibility requirements, distribution and service fees and sales charges of the MS Funds and Acquiring Funds are further described, and the material differences are highlighted, in the following sub-sections.

Eligibility Requirements.  Class A, Class B, and Class C shares of the MS Funds are generally available for purchase by retail investors through authorized dealers. Class R shares of the MS Funds are offered only to certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employees-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans) held in plan level or omnibus accounts. Individual retirement plans, such as IRAs, are not

15

eligible to purchase Class R shares. Class I shares of the MS Funds are offered only to investors that meet an initial investment minimum of $5 million ($25 million for Morgan Stanley Eligible Plans) and fall within certain investor categories. Class W shares of the MS Funds are offered only to investors purchasing through investment programs managed by investment professionals, including discretionary managed account programs approved by MS Distributors and MS Distribution. For the International Growth Equity Portfolio, Large Cap Relative Value Portfolio, Municipal Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small/Mid Cap Value Portfolio, and Value Portfolio, Class I, Investment Class and Class P shares (as applicable) are generally restricted to investments with minimum amounts that are substantially higher than Class H and Class L shares (see “Comparison of Purchase and Redemption Procedures — Investment Minimums” for details).

Class A, Class B, and Class C shares of the Acquiring Funds are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations, and eligible employee benefit plans. Class B shares of the Acquiring Funds are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code of 1986, as amended (the “Code”). However, plans that have existing accounts invested in Class B shares of the Acquiring Funds will continue to be allowed to make additional purchases within such retirement plans. Class R shares of the Acquiring Funds are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code, nonqualified deferred compensation plans, health savings accounts maintained pursuant to Section 223 of the Code, and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares of the Acquiring Funds are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs. Class Y shares of the Acquiring Funds are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Acquiring Fund or of Invesco or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Additional information about the eligibility requirements to purchase the MS Funds’ share classes and the Acquiring Funds’ share classes is available in their respective prospectuses and SAIs.

Distribution Plans and Service Plans.  The MS Funds have adopted distribution plans (the “MS Distribution Plans”) and service plans (the “MS Service Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Class A, Class B, Class C, Class H, Investment Class, Class L, Class P, Class R and Class W shares (as applicable). Class I shares of the MS Funds are not subject to the MS Distribution Plans and the MS Service Plans.

Pursuant to the MS Distribution Plans and MS Service Plans, each MS Fund (as applicable) is authorized to make payments to MS Distributors or MS Distribution in connection with the distribution of MS Fund shares and providing shareholder services at the annual rate of 0.25% of the MS Fund’s average daily net assets attributable to Class A shares, at the annual rate of up to 1.00% of the MS Fund’s average daily net assets attributable to Class B and Class C shares (except 0.75% for Morgan Stanley California Tax-Free Income Fund, The FX Alpha Strategy Portfolio, and Morgan Stanley New York Tax-Free Income Fund; 0.75% for Class B shares and 0.85% for Class C shares for Morgan Stanley High Yield Securities Inc.; and 0.60% for Class B shares and 0.70% for Class C shares for Morgan Stanley Tax-Exempt Securities Trust), at the annual rate of up to 0.25% of the MS Fund’s average net assets attributable to Class H shares, at the annual rate of up to 0.15% of the MS Fund’s average net assets attributable to Investment Class shares, at the annual rate of up to 0.50% of the MS Fund’s average net assets attributable to Class L shares, at the annual rate of up to 0.25% of the MS Fund’s average net assets attributable to Class P shares, at the annual rate of up to 0.50% of the MS Fund’s average net assets attributable to Class R shares, and at the annual rate of up to 0.35% of the MS Fund’s average net assets attributable to Class W shares. From such amount, under the MS Service Plans, the MS Funds may spend up to 0.25% per year of the Fund’s average daily net assets with respect to Class A, Class B, Class C, Class H, Class L, Class P, Class R, and Class W of the MS Funds (as applicable) for shareholder services.

Amounts received by MS Distributors and MS Distribution may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. Notwithstanding the foregoing expense limits, however, MS Distributors and MS Distribution may be reimbursed from a MS Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders for each share class except Class H, Class L and Class P. With respect to Class H, Class L and Class P, MS Distributors and MS Distribution are entitled to receive the full amount payable under the MS Distribution Plans and MS Service Plans, regardless of whether they spend the full amount of such payments on distribution or shareholder servicing activities for these share classes. In addition, the MS Board has further limited the categories of distribution and shareholder servicing activities for which MS Distributors and MS Distribution may be reimbursed. The Acquiring Funds will not be bound to the same limitations imposed by the MS Board but will be subject to the additional limitations of their respective distribution and service plans (described below) and any limitations imposed by the Acquiring Funds’ Board of Trustees. It is not presently known whether the Acquiring Funds’ Board of Trustees will impose any such limitations.

The distribution and shareholder servicing plans for classes of the Acquiring Funds offered in the Reorganizations will operate in a similar manner to the MS Distribution Plans and MS Service Plans. The Acquiring Funds have adopted distribution plans (the “Acquiring Fund Distribution Plans”) and service plans (the “Acquiring Fund Service Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect

16

to each of their Class A, Class B, Class C, and Class R shares. Class Y shares of the Acquiring Funds are not subject to the Acquiring Fund Distribution Plans and Acquiring Fund Service Plans.

Pursuant to the Acquiring Fund Distribution Plans and Acquiring Fund Service Plans, each Acquiring Fund (as applicable) is authorized to make payments to Invesco Aim Distributors in connection with the distribution of Acquiring Fund shares and shareholder services provided at the annual rate of up to 0.25% of the Acquiring Fund’s average daily net assets attributable to Class A shares, at the annual rate of up to 1.00% of the Acquiring Fund’s average daily net assets attributable to Class B and Class C shares (except 0.75% for Invesco California Tax-Free Income Fund, Invesco FX Alpha Strategy Fund, and Invesco New York Tax-Free Income Fund; 0.75% for Class B shares and 0.85% for Class C shares for Invesco High Yield Securities Fund; and 0.60% for Class B shares and 0.70% for Class C shares for Invesco Tax-Exempt Securities Trust), and at the annual rate of up to 0.50% of the Acquiring Fund’s average daily net assets attributable to Class R shares. From such amount, under the Acquiring Fund Service Plan, the Acquiring Funds may spend up to 0.25% per year of the Acquiring Fund’s average daily net assets with respect to Class A, Class B, Class C, and Class R shares of the Acquiring Funds for shareholder servicing.

Amounts received by Invesco Aim Distributors may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. However, notwithstanding the foregoing expense limits, Invesco Aim Distributors may be reimbursed from Class A, Class B, Class C or Class R shares of an Acquiring Fund only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares (or the servicing of shareholders). For Class A shares of the Acquiring Funds that are reorganized from Class H, Class L, and Class P shares of the MS Funds (as applicable), the Acquiring Fund Distribution Plan and Acquiring Fund Service Plan are compensation plans that permit payments under the plan for services rendered regardless of the level of expenditures made by Invesco Aim Distributors, consistent with the permitted payments in the corresponding MS Funds.

Initial Sales Charge, Reductions and Waivers.  You can buy Class A shares of the MS Funds (and Class H shares of the Municipal Portfolio) at the offering price, which is the NAV plus an initial sales charge. Although Class A shares may be purchased without an initial sales charge for purchases of $1,000,000 or more, the investment may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% (0.75% for The FX Alpha Strategy Portfolio/Invesco FX Alpha Strategy Fund) on certain redemptions made within eighteen months of purchase.

The following tables compare the initial sales charge schedules of the MS Funds and the Acquiring Funds. You will not pay an initial sales charge on Acquiring Fund shares that you receive in connection with the Reorganization. However, the Acquiring Fund initial sales charges will apply to any Class A shares of an Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge.

Equity Funds:  Morgan Stanley Balanced Fund, Morgan Stanley Convertible Securities Trust, Morgan Stanley Dividend Growth Securities Inc., Morgan Stanley Equally-Weighted S&P 500 Fund, Morgan Stanley Fundamental Value Fund, Morgan Stanley Global Advantage Fund, Morgan Stanley Global Dividend Growth Securities, Morgan Stanley Health Sciences Trust, Morgan Stanley Mid-Cap Value Fund, Morgan Stanley Pacific Growth Fund Inc., Morgan Stanley S&P 500 Index Fund, Morgan Stanley Small-Mid Special Value Fund, Morgan Stanley Special Value Fund, Morgan Stanley Technology Fund, and Morgan Stanley Value Fund.

MS Fund

Amount of Purchase	As a % of Offering Price

Less than $25,000	5.25%
$25,000 but less than $50,000	4.75%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.50%
$500,000 but less than $1,000,000	2.00%

Acquiring Fund

Amount of Purchase	As a % of Offering Price

Less than $50,000	5.50%
$50,000 but less than $100,000	4.50%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.75%
$500,000 but less than $1,000,000	2.00%

Fixed Income Funds:  Morgan Stanley California Tax-Free Income Fund, Morgan Stanley High Yield Securities Inc., Morgan Stanley New York Tax-Free Income Fund, and Morgan Stanley Tax-Exempt Securities Trust.

MS Fund

Amount of Purchase	As a % of Offering Price

Less than $25,000	4.25%
$25,000 but less than $50,000	4.00%
$50,000 but less than $100,000	3.50%
$100,000 but less than $250,000	2.75%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Acquiring Fund

Amount of Purchase	As a % of Offering Price

Less than $50,000	4.75%
$50,000 but less than $100,000	4.25%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%
$500,000 but less than $1,000,000	2.00%

17

Other Funds:  Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund.

MS Fund

Amount of Purchase	As a % of Offering Price

Less than $50,000	4.75%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.50%
$500,000 but less than $1,000,000	2.00%

Acquiring Fund

Amount of Purchase	As a % of Offering Price

Less than $50,000	5.50%
$50,000 but less than $100,000	4.50%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.75%
$500,000 but less than $1,000,000	2.00%

Other Funds:  The FX Alpha Plus Strategy Portfolio.

MS Funds

Amount of Purchase	As a % of Offering Price

Less than $50,000	4.00%
$50,000 but less than $100,000	3.50%
$100,000 but less than $250,000	2.75%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

Acquiring Fund

Amount of Purchase	As a % of Offering Price

Less than $50,000	4.75%
$50,000 but less than $100,000	4.25%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%
$500,000 but less than $1,000,000	2.00%

Other Funds:  The FX Alpha Strategy Portfolio.

MS Fund

Amount of Purchase	As a % of Offering Price

Less than $50,000	2.25%
$50,000 but less than $100,000	2.00%
$100,000 but less than $250,000	1.75%
$250,000 but less than $500,000	1.50%
$500,000 but less than $1,000,000	1.25%

Acquiring Fund

Amount of Purchase	As a % of Offering Price

Less than $50,000	2.50%
Less than $100,000	2.50%
$100,000 but less than $250,000	2.00%
$250,000 but less than $500,000	1.50%
$500,000 but less than $1,000,000	1.25%

Other Funds:  Municipal Portfolio (Class H shares).

MS Fund

Amount of Purchase	As a % of Offering Price

$25,000 but less than $50,000	3.50%
$50,000 but less than $100,000	3.00%
$100,000 but less than $250,000	2.50%
$250,000 but less than $500,000	2.00%
$500,000 but less than $1,000,000	1.00%

Acquiring Fund

Amount of Purchase	As a % of Offering Price

Less than $50,000	4.75%
$50,000 but less than $100,000	4.25%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.50%
$500,000 but less than $1,000,000	2.00%

Reductions or Waivers of Initial Sales Charges

The MS Funds and Acquiring Funds both offer reductions and waivers of the initial sales charge on Class A shares (and Class H shares of the Municipal Portfolio) to certain eligible investors or under certain circumstances, which are similar between the MS Funds and the Acquiring Funds. The Prospectuses and SAIs of the MS Funds that you owned on the Record Date, include information on purchasing Class A shares of your MS Funds (and Class H shares of the Municipal Portfolio) with a reduced initial sales charge or without an initial sales charge. The enclosed Acquiring Fund prospectus includes information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the MS Funds that you owned on the Record Date. Please also see the Acquiring Funds’ SAIs, for additional information on purchasing Class A shares of the Acquiring Funds with a reduced initial sales charge or without an initial sales charge.

Contingent Deferred Sales Charges, Reductions and Waivers.

Class B Shares

You can buy Class B shares of a MS Fund or Class B shares of an Acquiring Fund at the offering price, which is the NAV, without any initial sales charge. If you choose Class B shares, you can buy the shares at NAV and agree that if you sell (redeem) your shares within a certain amount of time of the purchase date (typically, six years), you will pay a CDSC based on how long you have held your shares. Certain exemptions apply. With regard to the MS Funds, the CDSC is assessed on an amount equal to the lesser of the then-current market value of the shares or the historical cost of the shares being redeemed (which is the amount paid at the time of original purchase). With regard to the Acquiring Funds, the CDSC on redemptions of shares is computed based on the lower of the original purchase price or NAV, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, Class B shares of both the MS Funds and the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first and, then, shares in the order of their purchase.

The following table compares the CDSC schedules of the MS Funds and the Acquiring Funds. If you own Class B shares of a MS Fund, the MS Fund CDSC schedule will continue to apply to the Acquiring Fund Class B shares that you receive in connection with the

18

Reorganization and, following the Reorganization, the Acquiring Fund will credit the period you held Class B shares of the MS Fund for purposes of applying the CDSC schedule. However, the Acquiring Fund CDSC schedule will apply to any Class B shares of an Acquiring Fund that you purchase after the Reorganization.

	MS Fund	Acquiring Fund
Years Since Purchase Made	Class B CDSC	Class B CDSC

First	5.00%	5.00%
Second	4.00	4.00
Third	3.00	3.00
Fourth	2.00	3.00
Fifth	2.00	2.00
Sixth	1.00	1.00
Seventh and following	0.00	0.00

Class C Shares

You can buy Class C shares of the MS Funds and Class C shares of the Acquiring Funds at the offering price, which is the NAV, without paying an initial sales charge. The CDSC for Class C shares of a MS Fund and the corresponding Class C shares of each Acquiring Fund are identical and the Acquiring Fund will credit the period you held Class C shares of the MS Fund for purposes of applying the CDSC schedule. If you sell (redeem) your Class C shares within one year of purchase, you will have to pay a CDSC of 1.00% (except 0.75% for The FX Alpha Strategy Portfolio/Invesco FX Alpha Strategy Fund) based on the original purchase price of your shares. Class C shares are not available for purchases of $250,000 or more for the MS Funds and $1 million or more for the Acquiring Funds. The CDSC for Class C shares is calculated in the same manner as Class B shares, which is discussed above. In determining whether to charge a CDSC, Class C shares of both the MS Funds and the Acquiring Funds are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there are no CDSCs first, and, then, shares in the order of their purchase.

CDSC Waivers for Class B and Class C

You may qualify for a CDSC waiver. Please see the MS Funds prospectuses and SAIs, for information on the MS Funds’ Class B and Class C shares CDSC waivers.

Class B and Class C shares of the Acquiring Funds that are otherwise subject to a CDSC will be charged a CDSC in the following circumstances:

•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

Class B and Class C shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

Class R and Class Y Shares

Class R shares of the MS Funds are not subject to a CDSC. Class R and Class Y shares of the Acquiring Funds are not subject to a CDSC.

Comparison of Purchase and Redemption Procedures

Purchase Procedures.  The purchase procedures employed by the MS Funds and the Acquiring Funds are similar. Generally, investors in MS Funds may contact a financial adviser or authorized representative, who will guide them through the necessary purchase procedures. Moreover, the transfer agent for the MS Funds, in its sole discretion, may allow individuals to purchase shares directly. Investors may purchase additional shares for an existing account by sending a check, along with a letter of instruction, directly to MS Funds. Investors with certain MS Funds, including the Large Cap Relative Value Portfolio, U.S. Small/Mid Cap Value Portfolio, International Growth Equity Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, Value Portfolio and Municipal Portfolio, may purchase directly from the particular fund or through a financial intermediary. Such investors may purchase both initial and additional shares through the mail or by wiring Federal Funds to the MS Funds’ custodian. Moreover, these particular funds may, in their discretion, permit the purchase of shares with investment securities instead of cash.

The Acquiring Funds offer shares through their respective distributor on a continuous basis. Shares of the Acquiring Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund Prospectus enclosed with this Joint Proxy Statement/Prospectus describes in detail how shareholders can purchase shares.

The purchase price of each share of the MS Funds is the next net asset value per share plus any applicable sales charge calculated after receipt of a customer’s order. The purchase price of each share of an Acquiring Fund is the net asset value next determined plus any applicable sales charge after the order is received in good order by the Acquiring Fund or its agent.

19

Investment Minimums.  Class A, Class B, Class C, and Class Y shares of the Acquiring Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R shares. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Acquiring Funds’ prospectuses.

The investment minimums of each class of the MS Funds except Class R and Class W are described below. There are no minimum investment requirements for Class R or Class W shares of MS Funds.

Certain MS Funds require the following minimum investment for Class A, Class B, and Class C shares: $1,000 for regular accounts and individual retirement accounts, $500 for Coverdell Education Savings Accounts, and $100 for EasyInvest accounts (provided that the schedule of investments for an EasyInvest account totals $1,000 over a 12-month period). For these MS Funds, Class I shares investors must meet a minimum initial investment requirement of $5,000,000 ($25,000,000 for Morgan Stanley Eligible Plans). MS Funds employing these investment minimums include Morgan Stanley Health Sciences Trust, Morgan Stanley Technology Fund, Morgan Stanley Convertible Securities Trust, Morgan Stanley Equally-Weighted S&P 500 Fund, Morgan Stanley S&P 500 Index Fund, Morgan Stanley Fundamental Value Fund, Morgan Stanley Mid-Cap Value Fund, Morgan Stanley Balanced Fund, Morgan Stanley Dividend Growth Securities Inc., Morgan Stanley High Yield Securities Inc., Morgan Stanley Small-Mid Special Value Fund, Morgan Stanley Special Value Fund, Morgan Stanley Value Fund, Morgan Stanley Global Advantage Fund, Morgan Stanley Global Dividend Growth Securities and Morgan Stanley Pacific Growth Fund Inc. Certain exemptions apply as set forth in the MS Funds’ prospectuses.

Certain MS Funds require the following minimum investment for Class A and Class C shares: $25,000 for regular accounts and individual retirement accounts, and $2,500 for EasyInvest accounts (provided that the schedule of investments for an EasyInvest account totals $25,000 over a 12-month period). For these MS Funds, Class I shares investors must meet a minimum initial investment requirement of $5,000,000 ($25,000,000 for Morgan Stanley Eligible Plans). MS Funds employing these investment minimums include Morgan Stanley Commodities Alpha Fund, Morgan Stanley Alternative Opportunities Fund, The FX Alpha Plus Strategy Portfolio and The FX Alpha Strategy Portfolio. Moreover, with respect to Coverdell Education Savings Accounts, Morgan Stanley Commodities Alpha Fund and Morgan Stanley Alternative Opportunities Fund require a $25,000 minimum investment for Class A and C shares. Certain exemptions apply as set forth in the MS Funds’ prospectuses.

Certain MS Funds require the following minimum investment for Class A, Class B, and Class C shares: $1,000 for regular accounts and $100 for EasyInvest accounts (provided that the schedule of investments for an EasyInvest account totals $1,000 over a 12-month period). For these MS Funds, Class I shares investors must meet a minimum initial investment requirement of $5,000,000. MS Funds employing these investment minimums include Morgan Stanley California Tax-Free Income Fund, Morgan Stanley New York Tax-Free Income Fund and Morgan Stanley Tax-Exempt Securities Trust. Certain exemptions apply as set forth in the MS Funds’ prospectuses.

Certain MS Funds require the following minimum investment: $5,000,000 for Class I shares and $1,000,000 for Class P shares. MS Funds employing these investment minimums include International Growth Equity Portfolio, Large Cap Relative Value Portfolio, Municipal Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, Morgan Stanley U.S. Small/Mid Cap Value Portfolio and Value Portfolio. In addition, Municipal Portfolio offers Class L and H shares, each of which requires a $25,000 minimum investment. The U.S. Mid Cap Value Portfolio and Value Portfolio offer Investment Class shares, which requires a $1,000,000 minimum investment. Certain exemptions apply as set forth in the MS Funds’ prospectuses.

For Class A, Class B, Class C, and Class Y shares, the Acquiring Funds maintain a $50 minimum for subsequent investments ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Acquiring Funds’ prospectuses. Class R shares of the Acquiring Funds do not require a minimum investment for subsequent purchases of shares.

Certain MS Funds maintain the following minimum subsequent investment requirements for Class A, Class B, and Class C shares: $100 for regular accounts, individual retirement accounts, Coverdell Education Savings Accounts, and EasyInvest accounts (provided that the schedule of investments for an EasyInvest account totals $1,000 over a 12-month period). MS Funds employing these subsequent investment minimums include Morgan Stanley Health Sciences Trust, Morgan Stanley Technology Fund, Morgan Stanley Convertible Securities Trust, Morgan Stanley Equally-Weighted S&P 500 Fund, Morgan Stanley S&P 500 Index Fund, Morgan Stanley Fundamental Value Fund, Morgan Stanley Mid-Cap Value Fund, Morgan Stanley Balanced Fund, Morgan Stanley Dividend Growth Securities Inc., Morgan Stanley High Yield Securities Inc., Morgan Stanley Small-Mid Special Value Fund, Morgan Stanley Special Value Fund, Morgan Stanley Value Fund, Morgan Stanley Global Advantage Fund, Morgan Stanley Global Dividend Growth Securities and Morgan Stanley Pacific Growth Fund Inc.

Certain MS Funds maintain the following minimum subsequent investment requirements for Class A and Class C shares: $100 for regular accounts, individual retirement accounts, and EasyInvest accounts (provided that the schedule of investments for an EasyInvest account totals $25,000 over a 12-month period). MS Funds employing these subsequent investment minimums include Morgan Stanley Commodities Alpha Fund, Morgan Stanley Alternative Opportunities Fund, The FX Alpha Plus Strategy Portfolio and The FX Alpha Strategy Portfolio. Moreover, with respect to Coverdell Education Savings Accounts, Morgan Stanley Commodities Alpha Fund and Morgan Stanley Alternative Opportunities Fund maintain a $100 minimum subsequent investment requirement for Class A and Class C shares. Certain exemptions apply as set forth in the MS Funds’ prospectuses.

20

Certain MS Funds maintain the following minimum subsequent investment requirements for Class A, Class B, and Class C shares: $100 for regular accounts and $100 for EasyInvest accounts (provided that the schedule of investments for an EasyInvest account totals $1,000 over a 12-month period). MS Funds employing these subsequent investment minimums include Morgan Stanley California Tax-Free Income Fund, Morgan Stanley New York Tax-Free Income Fund and Morgan Stanley Tax-Exempt Securities Trust.

There is no specified minimum subsequent investment requirement for International Growth Equity Portfolio, Large Cap Relative Value Portfolio, Municipal Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small/Mid Cap Value Portfolio and Value Portfolio.

Redemption Procedures.  The redemption procedures employed by the MS Funds and the Acquiring Funds are similar, with a few exceptions. Generally, investors in the MS Funds may redeem shares by contacting their financial adviser or other authorized financial representative, by telephone, by letter, or by systematic withdrawal plan. Investors in certain MS Funds, including Large Cap Relative Value Portfolio, U.S. Small/Mid Cap Value Portfolio, International Growth Equity Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, Value Portfolio and Municipal Portfolio may redeem shares only by mail or by telephone. The Acquiring Funds permit redemptions through a financial adviser or other intermediary, by mail, by telephone, and through the internet.

Both the MS Funds and the Acquiring Funds attempt to forward redemption proceeds within one day, but no later than seven days, with certain limited exceptions. The MS Funds and the Acquiring Funds make redemptions in cash, typically by check.

Both the MS Funds and the Acquiring Funds reserve the right to determine whether to satisfy redemption requests by making payments in securities or other property (also known as a redemption in kind). This right does not apply to the Morgan Stanley Pacific Growth Fund Inc.

Both the MS Funds and the Acquiring Funds reserve the right to redeem shares where a shareholder’s account balance falls below a specified threshold, subject to certain limitations. With respect to the MS Funds, generally, this redemption right exists for account balances with a value below $100. For certain of the MS Funds, including Large Cap Relative Value Portfolio, U.S. Small/Mid Cap Value Portfolio, International Growth Equity Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, Value Portfolio and Municipal Portfolio, a right of involuntary conversion/redemption applies where the account balance of Class I, Class P, Class L, or Class H shares, as well as Investment Class shares, falls below the minimum initial investment amount. Moreover, with respect to accounts opened through EasyInvest, MS Funds generally reserve the right to redeem shares where the shareholder has invested less than $1,000 over a 12-month period. The FX Alpha Plus Strategy Portfolio, The FX Alpha Strategy Portfolio, Morgan Stanley Commodities Alpha Fund and Morgan Stanley Alternative Opportunities Fund require a minimum investment of $25,000 over a 12-month period. The Acquiring Funds reserve the right to redeem shares for accounts with balances below $500.

Redemption Fees.  The International Growth Equity Portfolio, U.S. Small Cap Value Portfolio, Morgan Stanley High Yield Securities Inc., Morgan Stanley Special Value Fund and Morgan Stanley Pacific Growth Fund Inc. each charge a redemption fee of 2% on shares that are redeemed or exchanged within 30 days of purchase. Each corresponding Acquiring Fund also charges a 2% redemption fee on shares that are redeemed within 31 days of purchase. The redemption fee for a Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund’s portfolio caused by short-term investments in a Fund. This redemption fee is retained by the Fund.

This redemption fee will be waived in connection with the redemption of MS Fund shares as part of the Reorganization. Shares of all Acquiring Funds purchased after the Reorganization will be subject to the Acquiring Fund’s redemption fees.

To determine whether a redemption fee applies, an Acquiring Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, which are not subject to a redemption fee, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). The redemption fee will be waived on sales or exchanges of Acquiring Fund shares made under certain circumstances, which are described in each Acquiring Fund’s prospectus.

Additional information relating to redemption fees of MS Funds and the Acquiring Funds is available in each of their respective prospectuses.

Comparison of Exchange Privileges

Shares of a MS Fund may generally be exchanged for shares of the same class of other MS Funds that are available for purchase and that offer an exchange feature. Exchanges of shares are based on the next determined NAV per share of the MS Fund, subject to certain limitations, exceptions, and procedures. The above described redemption fee will apply to an exchange of shares of the International Growth Equity Portfolio, U.S. Small Cap Value Portfolio, Morgan Stanley High Yield Securities Inc., Morgan Stanley Special Value Fund and Morgan Stanley Pacific Growth Fund Inc. held for less than 30 days.

Shares of an Acquiring Fund may also be exchanged for shares of the same class of other Acquiring Funds or other funds in the AIM Family of Funds, subject to certain limitations, exceptions, and procedures. In addition, each MS Fund shareholder who receives Class Y shares of the corresponding Acquiring Fund will be eligible for a special exchange privilege. Following the closing of such Reorganization, each such MS Fund shareholder may exchange their Class Y shares of the Acquiring Fund for Institutional Class shares of the Acquiring Fund, provided that (1) the Acquiring Fund shareholder meets the eligibility requirements for investment in

21

Institutional Class shares of the Acquiring Fund and (2) the exchange is completed no later than September 30, 2010. The following investors are eligible to invest in Institutional Class shares of Acquiring Funds that offer Institutional Class shares:

•	Banks and trust companies acting in a fiduciary capacity;

•	Bank and trust company common and collective trust funds;

•	Banks and trust companies investing for their own accounts;

•	Entities acting for the account of a public entity (e.g., Taft-Hartley funds, state, cities or government agencies);

•	Funds of funds or other pooled investment vehicles;

•	Corporations investing for their own accounts;

•	Defined benefit plans;

•	Foundations; and

•	Defined contribution plans offered pursuant to Sections 401, 457, 403(a), 403(b) (if sponsored by a Section 501(c)(3) organization) or 403(c).

For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum investment requirement, otherwise the minimum investment requirement for defined contribution plans is $10 million. There is no minimum investment requirement for defined benefit plans, funds of funds or other pooled investment vehicles. The minimum investment requirement for all other eligible investors is $1 million.

Institutional Class shares of Acquiring Funds have different class-specific expenses and a lower expense ratio than Class Y shares. The two share classes, however, generally have the same or similar voting, dividend, liquidation and other rights. Additional information regarding Institutional Class shares of the Acquiring Funds can be found in the Institutional Class prospectus of such Acquiring Funds, which are available, upon request, by calling (800) 959-4246. The information in the Institutional Class prospectus of an Acquiring Fund is not incorporated by reference into this Joint Proxy Statement/Prospectus.

To deter excessive short term trading activity by shareholders of an Acquiring Fund, shareholders of the Acquiring Funds will generally be limited to four exchanges out of a fund per calendar year, although certain transactions will not count toward the exchange limitation. The MS Funds and the Acquiring Funds each reserve the right to reject or limit any order to purchase shares through exchange when they believe it is in the best interests of such Fund. A further description of the Acquiring Funds’ policies related to deterring excessive short term trading activity can be found in an Acquiring Fund’s prospectus.

Shareholders of a MS Fund or Acquiring Funds seeking to exchange their shares are subject to the exchange policies of the MS Fund or Acquiring Fund into which they are seeking to exchange. In addition, the fund into which a shareholder is seeking to exchange may have different investment objectives, strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange. Additional information regarding the MS Funds and the Acquiring Funds, including their exchange privileges, are available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of such prospectus.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies.  Each MS Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. Each MS Fund and its corresponding Acquiring Fund may declare and pay dividends of net investment income, if any, with the same frequency, which is either monthly, quarterly, semi-annually or annually, and capital gains distributions, if any, at least annually. The MS Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. The MS Funds and Acquiring Funds automatically reinvest any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash. The amount of dividends and distributions will vary and there is no guarantee that either the MS Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution.

Additional information regarding the dividend and distribution policies of the MS Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of such prospectuses.

Fiscal Years.  Each Acquiring Fund has the same fiscal year as its corresponding MS Fund. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of the year as the MS Funds delivered this information unless its fiscal year end is changed as described below. It is anticipated that certain of the Acquiring Funds will change their fiscal year end following the consummation of the Reorganizations in order to avoid the administrative, accounting and legal complexities that result from having funds with different fiscal year ends in the same legal entity.

22

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each MS Fund, except the Morgan Stanley Dividend Growth Securities Inc., Morgan Stanley High Yield Securities Inc., Morgan Stanley Pacific Growth Fund Inc., International Growth Equity Portfolio, Large Cap Relative Value Portfolio and U.S. Small/Mid Cap Value Portfolio (together, the “Maryland Funds”), and the Municipal Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio and Value Portfolio (together, the “Pennsylvania Funds”), is, or is a series of, a Massachusetts business trust (the “MS MBTs”). The Maryland Funds are, or are series or classes of shares of common stock of, Maryland corporations (the “MD Corporations”). References below to the “Maryland Funds,” as the context may require, also constitute references to the MD Corporation of which such Maryland Funds are a series or class. The Pennsylvania Funds are series of a Pennsylvania business trust (the “PA Trust,” and, together with the MS MBTs, the “MS Trusts”). The Acquiring Funds are all series of Delaware statutory trusts (the “Acquiring Trusts”).

The following is a discussion of certain important provisions of the governing instruments and governing laws of each MS Fund and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in the Fund’s SAI and its governing documents, which are on file with the SEC.

Shares.  When issued and paid for in accordance with the applicable prospectus and governing instruments, shares of both a MS Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of a MS Fund and the corresponding Acquiring Fund represents an equal interest in such Fund. Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in kind (except with respect to the Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund) or in additional Fund shares. In any liquidation of a MS Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, or the net assets of the applicable class or series of the Fund, as the case may be, after satisfaction of all outstanding liabilities of the Fund.

Organization.  The MS Funds, except for the Maryland Funds and Pennsylvania Funds, are organized as Massachusetts business trusts (“MBTs”), or series thereof, under the laws of the Commonwealth of Massachusetts. Each MS Fund organized as an MBT or series thereof is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, each as may be amended, and its business and affairs are managed under the supervision of its Board of Trustees.

The Maryland Funds are incorporated under and governed by the Maryland General Corporation Law (the “MGCL”). The Maryland Funds’ operations are further governed by their Articles of Incorporation, as amended, restated or supplemented from time to time (the “Charter”), and their By-Laws, as amended. The business and affairs of the Maryland Funds are managed under the supervision of their respective Board of Directors.

The Pennsylvania Funds are organized as series of a Pennsylvania business trust under the laws of the Commonwealth of Pennsylvania. Each Pennsylvania Fund is governed by its Declaration and its By-Laws, each as may be amended, and its business and affairs are managed under the supervision of its Board of Trustees.

The Acquiring Funds are organized as series of Delaware statutory trusts (“DSTs”) pursuant to the Delaware Statutory Trust Act. Each Acquiring Fund is governed by its Declaration and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  Neither the MS Funds nor the Acquiring Funds are required to hold annual shareholders’ meetings under the laws of Delaware, Maryland, Massachusetts or Pennsylvania, as applicable, or their respective Declarations, Charters or By-Laws.

The governing instruments of each MS Fund, except as noted below, provide that meetings of shareholders may be called at any time by the Board or the President. The governing instruments of the International Growth Equity Portfolio, Large Cap Relative Value Portfolio and U.S. Small/Mid Cap Value Portfolio provide that special meetings of shareholders may be called at any time by the Board or by the Chairman of the Board or the President. The governing instruments of the Pennsylvania Funds, Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund provide that meetings of shareholders may be called at any time by the Board.

In addition, the governing instruments for certain MS Funds provide that shareholders may call a meeting of shareholders under certain circumstances. For each MS Fund, except the Pennsylvania Funds, a meeting of shareholders may be called for the purpose of voting on the removal of any Trustee or Director upon the written request of shareholders owning at least 10% of the outstanding shares of the MS MBT or MD Corporation, as applicable. The governing instruments of the International Growth Equity Portfolio, Large Cap Relative Value Portfolio, U.S. Small/Mid Cap Value Portfolio, Morgan Stanley High Yield Securities Inc. and Morgan Stanley Pacific Growth Fund Inc., provide that a special meeting of shareholders may be called for other purposes upon the written request of shareholders owning at least 10% of all votes entitled to be cast. The governing instruments of the Morgan Stanley Dividend Growth Securities Inc., Morgan Stanley California Tax-Free Income Fund, Morgan Stanley Convertible Securities Trust, Morgan Stanley Equally-Weighted S&P 500 Fund, Morgan Stanley Health Sciences Trust, Morgan Stanley New York Tax-Free Income Fund and Morgan Stanley Tax-Exempt Securities Trust provide similar rights to call a meeting of shareholders except that the written request must come from shareholders owning at least 25% of all votes entitled to be cast. However, with respect to each MS Fund, except the Pennsylvania

23

Funds, Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund, a meeting of shareholders generally need not be called to consider any matter that is substantially the same as a matter voted upon at a shareholder meeting held during the preceding twelve months, unless requested in writing by a majority of the shareholders of the MS Fund entitled to vote at such meeting.

The By-Laws of the Acquiring Funds authorize the calling of a special meeting of shareholders by the Chairman of the Acquiring Funds’ Board or a majority of the Trustees. The By-Laws of the Acquiring Funds further provide that the Trustees must promptly call a shareholder meeting solely for the purpose of removing one or more Trustees upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

Submission of Shareholder Proposals.  None of the MS Funds has provisions in its governing instruments requiring that a MS Fund shareholder provide notice to the MS Fund in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the MS Funds and the Acquiring Funds, require that certain conditions be met to include any proposal in a Fund’s proxy statement for a shareholder meeting, as described below under “Shareholder Proposals.”

The By-Laws of the Acquiring Funds contain a provision which requires that notice be given to the Acquiring Fund by a shareholder in advance of a shareholder meeting to enable a shareholder to present a proposal at any such meeting. Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting. In general, for nominations or other business to be properly brought before an annual meeting of shareholders by a shareholder of an Acquiring Fund, written notice must be delivered to the Secretary of the Acquiring Fund no later than the 90th day, nor earlier than the 120th day, prior to the first anniversary of the preceding year’s annual meeting. If the date of the annual meeting is advanced by more than 30 days or delayed by more than 60 days from such anniversary, or if an annual meeting has not previously been held, notice must be delivered no later than the 90th day, nor earlier than the 120th day prior to the meeting or the 10th day following the public announcement of the meeting date. With respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Board determines to elect Trustees at such special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Acquiring Fund no later than the 90th day, nor earlier than the 120th day prior to such special meeting or the 10th day following the public announcement of the meeting date.

Quorum.  The By-Laws for each MS Fund, except as noted below, provide that a quorum will exist if shareholders representing a majority of the issued and outstanding shares entitled to vote of the MS Fund on the Record Date are present at the Meeting in person or by proxy. The Charter and By-Laws for the International Growth Equity Portfolio, Large Cap Relative Value Portfolio and U.S. Small/Mid Cap Value Portfolio provide that a quorum will exist if shareholders entitled to vote one-third of the issued and outstanding shares of the applicable MS Fund on the Record Date are present at the Meeting in person or by proxy. The Declaration for the Pennsylvania Funds provides that a quorum will exist if shareholders entitled to vote 40% of the issued and outstanding shares of the applicable MS Fund on the Record Date are present at the Meeting in person or by proxy.

The By-Laws of each Acquiring Fund provide that a quorum will exist if shareholders entitled to vote one-third of the outstanding shares are present in person or by proxy.

Number of Votes; Aggregate Voting.  The governing instruments of the MS Funds and Acquiring Funds provide that each shareholder is entitled to one vote for each whole share that they hold as to any matter on which they are entitled to vote, and a proportionate fractional vote for each fractional share that they hold. The governing instruments of the MS Funds, except the Morgan Stanley Dividend Growth Securities Inc., Morgan Stanley High Yield Securities Inc. and Morgan Stanley Pacific Growth Fund Inc., specify that shareholders are not entitled to cumulative voting in the election of Directors/Trustees. The governing instruments of the Morgan Stanley Dividend Growth Securities Inc., Morgan Stanley High Yield Securities Inc., Morgan Stanley Pacific Growth Fund Inc. and Acquiring Funds do not provide for cumulative voting.

Generally, the Declarations of the Morgan Stanley Balanced Fund, Morgan Stanley Equally-Weighted S&P 500 Fund, Morgan Stanley Fundamental Value Fund, The FX Alpha Plus Strategy Portfolio, The FX Alpha Strategy Portfolio, Morgan Stanley Global Advantage Fund, Morgan Stanley Global Dividend Growth Securities, Morgan Stanley Health Sciences Trust, Morgan Stanley Mid-Cap Value Fund, Morgan Stanley S&P 500 Index Fund, Morgan Stanley Small-Mid Special Value Fund, Morgan Stanley Special Value Fund, Morgan Stanley Tax-Exempt Securities Trust, Morgan Stanley Technology Fund and Morgan Stanley Value Fund provide that all shares shall be voted by individual series (or class), except (1) when required by applicable law, shares shall be voted in the aggregate and not by individual series (or class) and (2) when the Trustees have determined that the matter affects only the interests of one or more series (or classes), then only the shareholders of all such affected series (or classes) are entitled to vote. Similarly, the Declaration of the Pennsylvania Funds generally provides that all shares shall be voted by individual series, unless otherwise required by applicable law. If any matter would adversely affect the rights of any series (or class) of the Pennsylvania Funds, the vote of the shares of such series (or class), voting separately, shall also be required to decide such question.

The Declarations and Charters of the remaining MS Funds and the Acquiring Funds generally provide that all shares shall be voted together in the aggregate (without regard to series or class), unless and until otherwise determined by the Board or otherwise required by law.

24

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Directors/Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Fund do not have a right to vote, the Directors/Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval. Where referenced below, the phrase “Majority Shareholder Vote” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the Meeting, if the holders of more than 50% of a Fund’s outstanding shares are present in person or represented by proxy; or (b) more than 50% of a Fund’s outstanding shares.

Election and Removal of Directors/Trustees.  The Shareholders of all Funds are entitled to vote, under certain circumstances, for the election and the removal (except with respect to the Pennsylvania Funds) of Directors/Trustees. For all MS Funds, except the Pennsylvania Funds, Morgan Stanley Pacific Growth Fund Inc., Morgan Stanley Dividend Growth Securities Inc., Morgan Stanley High Yield Securities Inc., Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund, Directors/Trustees are elected by vote of a majority of shares present in person or represented by proxy and entitled to vote of such MD Corporation/MS Trust. For the Pennsylvania Funds, Morgan Stanley Pacific Growth Fund Inc., Morgan Stanley Dividend Growth Securities Inc., Morgan Stanley High Yield Securities Inc., Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund, and for the Acquiring Funds, Directors/Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For all MS Funds (except the Maryland Funds and Pennsylvania Funds) and for the Acquiring Funds, any Trustee may be removed by a vote of not less than two-thirds of the outstanding shares of such Trust (provided that the governing instruments of the MS Funds, except the Maryland Funds, Pennsylvania Funds, Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund, provide that the aggregate number of Trustees after such removal shall not be less than the number required by the applicable Declaration). With respect to the Morgan Stanley Balanced Fund, Morgan Stanley Fundamental Value Fund, The FX Alpha Plus Strategy Portfolio, The FX Alpha Strategy Portfolio, Morgan Stanley Global Advantage Fund, Morgan Stanley Mid-Cap Value Fund, Morgan Stanley S&P 500 Index Fund, Morgan Stanley Small-Mid Special Value Fund, Morgan Stanley Special Value Fund, Morgan Stanley Technology Fund and Morgan Stanley Value Fund, for purposes of determining the circumstances and procedures under which such removal by the shareholders may take place, the provisions of the corporate or business statute of any state in which shares of such MS Trust are sold shall be applicable to the same extent as if the MS Trust were subject to the provisions of that section. For the Morgan Stanley Dividend Growth Securities Inc., Morgan Stanley High Yield Securities Inc. and Morgan Stanley Pacific Growth Fund Inc., any Director may be removed by a vote of a majority of the outstanding shares of such Fund entitled to vote. For the International Growth Equity Portfolio, Large Cap Relative Value Portfolio and U.S. Small/Mid Cap Value Portfolio, any Director may be removed by a vote of the holders of a majority of the shares of the applicable MD Corporation present in person or by proxy. The governing instruments of the Pennsylvania Funds do not provide shareholders with the ability to remove Trustees.

Amendment of Governing Instruments.  Generally, the Directors/Trustees of each Fund, other than the Maryland Funds, have, as set forth below, the right to amend, from time to time, the Declaration and By-Laws for the Funds. For all the Funds, except for the Maryland Funds, Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund, any amendments to the Declaration require shareholder approval, except for certain limited purposes such as curing ambiguities, establishing new series of classes of shares or other provisions that would not adversely affect shareholder rights. For the Pennsylvania Funds, such amendments require the vote of a majority of the shares cast. For the Acquiring Funds, any amendments that would reduce the shareholders rights to indemnification require the vote of two-thirds of the outstanding shares entitled to vote and any amendments to shareholder voting rights require the vote of a majority of the shares cast. For the remaining MS Funds, except the Maryland Funds, Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund, such amendments require the vote of two-thirds of the shares of the Trust (or applicable Fund) outstanding and entitled to vote. For the Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund, shareholders generally have the right to vote on any amendment that would affect their voting rights, any amendment to the provisions of the Declaration relating to amendments thereof or any amendment submitted to them by the Trustees. Any such amendment requires a Majority Shareholder Vote of the MS Trust (or applicable MS Fund). Under the MGCL, any amendments to a Maryland Fund’s Charter must be approved by shareholders (other than certain amendments to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class that the Fund is authorized to issue and certain other minor changes specified by the MGCL). Under the Charters of the Maryland Funds, any such amendment generally requires the vote of a majority of the outstanding shares entitled to vote.

Mergers and Reorganizations.  The Declarations of all MS Funds, except the Pennsylvania Funds, Maryland Funds, Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund, provide that a merger, consolidation, or sale of all or substantially all of the assets of a Fund requires the approval of the holders of not less than two-thirds of the shares outstanding and entitled to vote of such Fund, provided, however, that if such merger, consolidation or sale of assets is recommended by the Trustees, then the vote of a majority of the shares present in person or represented by proxy and entitled to vote is sufficient. The Declaration of the Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund provides that a merger, consolidation or sale of all or substantially all of the assets of a Fund may be authorized by a Majority Shareholder Vote; however, the Declaration also

25

provides that such action may be authorized by the Trustees without the vote or consent of shareholders if permitted by applicable law. The Declaration of the Pennsylvania Funds provides that a merger, consolidation or sale of all or substantially all of the assets of a Fund requires the approval of the holders of two-thirds of the shares outstanding and entitled to vote of such Fund, provided, however, that if such merger, consolidation or sale of assets is recommended by the Trustees, then a Majority Shareholder Vote is sufficient. For the Maryland Funds, under the MGCL and the Funds’ Charters, a sale of all of a Fund’s assets need not be approved by shareholders, although any merger or consolidation requires the approval of a majority of the votes entitled to be cast. For each of the Acquiring Funds, the Declarations provide that any merger, consolidation or other reorganization of a Fund (other than solely for the purpose of changing domicile or form of organization) requires the approval of the holders of a majority of the shares cast.

Termination of a Corporation/Trust; Liquidation of a Fund.  The Declarations of the Morgan Stanley Mid-Cap Value Fund, Morgan Stanley Small-Mid Special Value Fund, Morgan Stanley Fundamental Value Fund, The FX Alpha Plus Strategy Portfolio, The FX Alpha Strategy Portfolio and Morgan Stanley Value Fund provide that the MS Fund, or the MS Trust of which they are a series, may be terminated or liquidated by the Trustees without the consent of shareholders or by the shareholders of the applicable MS Trust or MS Fund upon approval of a majority of shares present in person or represented by proxy and entitled to vote or, with respect to the Morgan Stanley Value Fund, upon a Majority Shareholder Vote where required. The Declaration of the Morgan Stanley Alternative Opportunities Fund and Morgan Stanley Commodities Alpha Fund provides that such MS Funds, or the MS Trust of which they are a series, may be terminated or liquidated by the Trustees upon written notice to shareholders or by the shareholders of such MS Trust or the appropriate MS Fund upon a Majority Shareholder Vote.

The Declarations of the Morgan Stanley Balanced Fund, Morgan Stanley Global Advantage Fund, Morgan Stanley Global Dividend Growth Securities, Morgan Stanley Health Sciences Trust, Morgan Stanley S&P 500 Index Fund, Morgan Stanley Special Value Fund and Morgan Stanley Technology Fund provide that the applicable MS Fund may be terminated or liquidated by the shareholders of the MS Fund upon approval of a majority of shares present in person or represented by proxy and entitled to vote or upon a Majority Shareholder Vote where required.

The Declarations of the Morgan Stanley California Tax-Free Income Fund, Morgan Stanley Convertible Securities Trust, Morgan Stanley New York Tax-Free Income Fund, Morgan Stanley Tax-Exempt Securities Trust and Morgan Stanley Equally-Weighed S&P 500 Fund provide that such MS Funds may be terminated by the Trustees upon written notice to shareholders or by the shareholders upon approval of not less than two-thirds of the shares of such MS Fund outstanding and entitled to vote.

The Declaration of the Pennsylvania Funds provides that the PA Trust may be terminated by the Trustees upon written notice to shareholders or by the shareholders upon approval of at least two-thirds of the shares of each series entitled to vote and voting separately by series. The Declaration also provides that a Pennsylvania Fund may be terminated by the Trustees upon written notice to shareholders or by the shareholders upon approval of at least two-thirds of the shares of such Pennsylvania Fund.

Under the MGCL and the Charters, dissolution of a MD Corporation, if there is any stock entitled to be voted on the dissolution either outstanding or subscribed for, must be declared advisable by the Board of Directors of the Maryland Fund or the corporation of which the Maryland Fund is a series, as the case may be, and approved by the shareholders by a majority of the shares entitled to vote. The Charters of the Morgan Stanley Pacific Growth Fund Inc., Morgan Stanley Dividend Growth Securities Inc. and Morgan Stanley High Yield Securities Inc. specifically provide that the liquidation of any particular class or series in which there are shares then outstanding requires a Majority Shareholder Vote of the applicable class or series. The governing instruments of the corporation of which the International Growth Equity Portfolio, Large Cap Relative Value Portfolio and U.S. Small/Mid Cap Value Portfolio are each a series does not provide shareholders with the right to vote with respect to the liquidation of any class or series of such corporation. In addition, the MGCL provides that shareholders of a corporation entitled to cast at least 25% of all the votes that may be cast in the election of directors may petition a court of equity for an involuntary dissolution of the corporation on certain enumerated grounds set forth in the MGCL (including, among other things, failure of the shareholders to elect directors).

The Declarations of the Acquiring Funds provide that the Acquiring Trusts may be terminated or their respective Acquiring Funds may be liquidated by the Board of Trustees without shareholder approval.

Liability of Shareholders.  The Massachusetts statute governing business trusts does not include an express provision relating to the limitation of liability of the shareholders of a Massachusetts business trust. However, the Declarations for the MS Funds that are organized as Massachusetts business trusts provide that no shareholder will be personally liable in connection with the acts, obligations or affairs of such Funds. Consistent with the Delaware Statutory Trust Act and the Pennsylvania statute governing business trusts, the Declarations for the Pennsylvania Funds and the Acquiring Funds also generally provide that shareholders will not be subject to personal liability for the acts or obligations of such Funds. Although the Charters and By-Laws of the Maryland Funds do not contain specific provisions regarding the personal liability of shareholders, under the MGCL, shareholders of a Maryland corporation generally will not be held personally liable for the acts or obligations of the corporation, except that a shareholder may be liable to the extent that (i) consideration for the shares has not been paid, (ii) the shareholder knowingly accepts a distribution in violation of the charter or Maryland law, or (iii) the shareholder receives assets of the corporation upon its liquidation and the corporation is unable to meet its debts and obligations, in which case the shareholder may be liable for such debts and obligations to the extent of the assets received in the distribution.

26

Liability of Directors/Trustees and Officers.  Consistent with the 1940 Act, the governing instruments for all of the Funds, except the Pennsylvania Funds discussed below, Morgan Stanley Dividend Growth Securities Inc. and Morgan Stanley High Yield Securities Inc., generally provide that no Director/Trustee, officer, employee or agent of the Fund shall be subject to any personal liability in connection with the assets or affairs of the Fund, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office or the discharge of his or her functions (“Disabling Conduct”). The Declaration of the Pennsylvania Funds provides that a Trustee shall not be personally liable for any obligation of the PA Trust or for any act or omission as a Trustee of the PA Trust, but a Trustee, as such, shall have the fiduciary liability to the PA Trust and to its shareholders that a director of a business corporation has to the corporation and its shareholders under relevant Pennsylvania law.

Indemnification.  Each MS Fund generally indemnifies any MS Board member or officer who is party to any proceeding by reason of the fact that he was a Board member or officer, if he acted in good faith and in a manner he reasonably believes to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Indemnification does not cover proceedings in which an MS Board member or officer is found liable for Disabling Conduct. Generally, indemnification would cover a person found liable for negligence or misconduct in the performance of his duty to the MS Fund (and not for Disabling Conduct) only if the court determines that the person is fairly and reasonably entitled to indemnity. For Morgan Stanley Dividend Growth Securities Inc., the Charter provides that no indemnification will be provided if the indemnitee was adjudged to be liable on the basis that personal benefit was improperly received. Morgan Stanley Pacific Growth Fund Inc. and Morgan Stanley High Yield Securities Inc. do not provide indemnification if (i) the act or omission of the indemnitee was material to the matter giving rise to the proceeding and (A) was committed in bad faith or (B) was the result of active and deliberate dishonesty; or (ii) the indemnitee actually received an improper personal benefit in money, property, or services, or (iii) for criminal proceedings, the indemnitee had reasonable cause to believe that the act or omission was unlawful.

Indemnification will generally be advanced by a MS Fund upon receipt of an undertaking to repay such amount if it is ultimately determined that the person who is or was a Director/Trustee, officer, employee or agent of the Trust (each a “Covered Person”) is not entitled to indemnification. The MS Funds, other than the Pennsylvania Funds, International Growth Equity Portfolio, Large Cap Relative Value Portfolio and U.S. Small/Mid Cap Value Portfolio, require that, unless a majority of the Directors/Trustees who are not interested persons (as defined in the 1940 Act) of the MS Fund acting on the matter or legal counsel determines that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification, either the undertaking must be secured by a surety bond or the MD Corporation/MS Trust must be insured against losses arising out of any such advances. Such rights to indemnification are not exclusive and do not affect any other rights a Covered Person may have, including under any liability insurance policy.

For the Acquiring Funds, the governing instruments provide that every Covered Person shall be indemnified by an Acquiring Trust (or applicable Acquiring Fund) for expenses incurred or incurred in the defense or settlement of any proceeding to which such Covered Person is made a party or is threatened to be made a party by reason of the fact that such person is a Covered Person. For proceedings not by or in the right of an Acquiring Trust (i.e., derivative lawsuits), such indemnification may also cover fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such proceeding. An Acquiring Trust (or applicable Acquiring Fund) generally must advance to such Covered Persons such expenses in advance of the proceeding’s final disposition, provided that the Covered Person shall have undertaken to repay the amounts so paid if it is ultimately determined that indemnification of such expenses was not authorized, and, in addition, (i) the Covered Person provides security for his or her undertaking to reimburse the expenses; (ii) the Acquiring Trust acquires insurance covering such expenses; or (iii) the Trustees not involved in the action (or their independent legal counsel) determine that there is reason to believe the Covered Person will ultimately be found entitled to indemnification. However, no Covered Person shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disabling Conduct.

Terms of the Reorganizations

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit E to this Joint Proxy Statement/Prospectus.

For each Reorganization, if shareholders of the MS Fund approve the Agreement and other closing conditions are satisfied, the assets of the MS Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of liabilities of the MS Fund and delivery by the Acquiring Fund to the holders of the record as of the Effective Time (defined below) of the issued and outstanding shares of the MS Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the MS Fund so transferred, all determined and adjusted as provided in the Agreement.

The class or classes of Acquiring Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of MS Fund shares that you hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the MS Funds are described on Exhibit A.

27

The shares of each Acquiring Fund issued in a Reorganization will have an aggregate net asset value equal to the net value of the assets of the corresponding MS Fund. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the MS Fund immediately prior to the Reorganization.

Each MS Fund and Acquiring Fund has made representations and warranties in the Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur within a reasonable period thereafter (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Effective Time”), on the basis of values calculated as of the close of regular trading on the NYSE on the business day next preceding the Closing Date (the “Valuation Date”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of one or more MS Funds have not approved their respective Reorganizations at the time of the closing of the Transaction. In addition, Morgan Stanley and Invesco may choose to delay the consummation of a Reorganization that shareholders have approved in order that all or substantially all of the Reorganizations are consummated at the same time.

For a description of the vote required to approve the Agreement, see “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the MS Fund will be cancelled in accordance with its governing documents and applicable law.

One of the principal conditions to closing is that the Transaction has been consummated. The Transaction is governed by a separate transaction agreement, which requires that a minimum amount of assets of Morgan Stanley’s retail asset management business agrees to transfer to Invesco by a certain date. If this condition is not satisfied, none of the Reorganizations will be consummated.

The obligations of each Acquiring Fund and MS Fund are subject to other conditions, including the following conditions:

•	Acquiring Fund Registration Statement on Form N-14 under the 1933 Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of the MS Fund shall have approved the Agreement;

•	the Acquiring Fund and MS Fund have each delivered an officer’s certificate certifying that all agreements and commitments set forth in the Agreement have been satisfied; and

•	the Acquiring Fund and MS Fund shall have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the MS Fund or its shareholders or the Acquiring Fund.

If shareholders of a MS Fund do not approve the Agreement or if the Reorganization does not otherwise close, the MS Board will consider what additional action to take.

The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties, or by either party if the Closing does not occur on or before September 30, 2010 or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Invesco and Morgan Stanley have made certain covenants in the Transaction Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment adviser or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment adviser (or predecessor or successor investment adviser), or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Morgan Stanley and Invesco have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment adviser or predecessor investment adviser. The Acquiring Fund board of Trustees currently satisfies such 75%

28

requirement. Invesco has agreed with Morgan Stanley to use its reasonable best efforts to ensure continued satisfaction of the 75% requirement for the three-year period following the closing of the Transaction.

Federal Income Tax Consequences

The following is a general summary of the material U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change. The principal federal income tax consequences that are expected to result from the Reorganization of each MS Fund with and into its corresponding Acquiring Fund, under currently applicable law, are as follows:

•	the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code;

•	no gain or loss will be recognized by the MS Fund upon the transfer of its assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the liabilities of the MS Fund or on the distribution of those shares to the MS Fund’s shareholders;

•	no gain or loss will be recognized by the Acquiring Fund on its receipt of assets of the MS Fund solely in exchange for shares of the Acquiring Fund issued directly to the MS Fund’s shareholders;

•	no gain or loss will be recognized by any shareholder of the MS Fund upon the exchange of shares of the MS Fund solely for shares of the Acquiring Fund;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the MS Fund will be the same as the shareholder’s aggregate tax basis of the shares of the MS Fund surrendered in exchange therefor;

•	the holding period of the shares of the Acquiring Fund to be received by a shareholder of the MS Fund will include the period for which such shareholder held the shares of the MS Fund exchanged therefor, provided that such shares of the MS Fund are capital assets in the hands of such shareholder as of the Closing; and

•	the Acquiring Fund will thereafter succeed to and take into account any capital loss carryover and certain other tax attributes of the MS Fund.

Prior to the closing of a Reorganization, the MS Fund will distribute to its shareholders any undistributed income and gains to the extent required to avoid entity level tax or as otherwise deemed desirable. Neither the MS Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each MS Fund and its corresponding Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the MS Fund and corresponding Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. The conclusions reached in that opinion with respect to a particular Reorganization could be jeopardized if the representations of the MS Fund and/or the corresponding Acquiring Fund are incorrect in any material respect. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Information Filed with the Securities and Exchange Commission.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax free reorganization under the Code, and thus is taxable, the applicable MS Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of the MS Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its MS Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.

General Limitation on Capital Losses.  Capital losses of a fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% “change in ownership” of a fund. If, as is anticipated, at the time of the closing of the Reorganization an Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of its corresponding MS Fund as a result of the Reorganization. However, the capital losses of the Acquiring Fund, as the successor in interest to its corresponding MS Fund, may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

In addition, if an Acquiring Fund changes its fiscal year end following the consummation of a Reorganization as discussed under the heading, “Comparison of Dividend and Distribution Policies and Fiscal Years,” the short taxable year resulting from such a change in fiscal year is counted as one full year for purposes of the eight year carryforward period for capital losses. This may cause the capital loss carryovers, if any, of the Acquiring Fund to expire earlier than they otherwise would.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser

29

regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization.

Accounting Treatment

The Reorganization will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding MS Fund will be the same as the book cost basis of such assets to the MS Fund. The Acquiring Funds will continue the accounting records of the MS Funds and, as a result, the accounting books and records of the MS Funds will become the accounting books and records of the Acquiring Funds.

BOARD CONSIDERATIONS

At various meetings of the MS Board held during the third and fourth quarter of 2009 and early 2010, the Directors/Trustees of the MS Board, including the Independent Directors/Trustees, unanimously approved the Agreement on behalf of the MS Funds and determined to recommend that shareholders of the MS Funds approve the Agreement. In reaching their decision, the MS Board requested and obtained information from Morgan Stanley and Invesco as they deemed reasonably necessary to evaluate the Agreement with respect to each MS Fund. The MS Board evaluated the factors and considerations listed below that they believed, in light of their own business judgment, to be relevant to their determination.

1. The reputation, financial strength and resources of Invesco.

2. The strength of Invesco’s global resources and investment capabilities.

3. The shareholder services offered by Invesco.

4. The broad product array of the more than 100 publicly available mutual funds in the AIM Family of Funds and the expanded range of investment options and exchange opportunities available to shareholders of the MS Funds and the anticipated benefits of potential economies of scale resulting from the combination of the MS Funds and AIM Funds onto a single operating platform, including potentially more efficient operations and enabling greater diversification of investments.

5. The substantially the same investment objectives, principal investment strategies and risks of the MS Funds and the corresponding Acquiring Funds.

6. The contractual guaranty through at least June 30, 2012 provided by Invesco that will limit the total annual fund operating expenses of each Acquiring Fund to the 2009 total annual fund operating expenses of the corresponding MS Fund.

7. The continuity of key investment management personnel, in most cases, managing the Acquiring Funds. In those cases where there would not be continuity of key investment management personnel, the MS Board considered the effect of such change on the Acquiring Funds and discussed the investment management personnel that would be handling the management of the Acquiring Funds and their background, experience, management strategy and performance record in managing mutual funds with similar strategies and risks.

8. The challenges of positioning the MS Funds on a common operating platform with Invesco, with particular emphasis on ensuring portfolio management operations properly migrate to Invesco as part of the Acquisition and to ensure uninterrupted services for shareholders and the opportunity for the MS Funds to recognize savings from economies of scale when such savings occur.

9. The undertaking by Invesco and Morgan Stanley or their affiliates to assume all of the costs and expenses related to this Joint Proxy Statement/Prospectus and related solicitation expenses for the approvals discussed herein so that the MS Funds will not pay any such costs.

10. The expected tax-free treatment of the Reorganizations for U.S. federal income tax purposes.

11. Invesco and Morgan Stanley have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act.

After considering and weighing all of the above factors, the MS Board concluded that it would be in the best interest of each MS Fund and its shareholders to approve the Agreement with respect to each MS Fund.

ADDITIONAL INFORMATION ABOUT ACQUIRING FUNDS AND MS FUNDS

Follow-on Reorganizations

As of the date of this Joint Proxy Statement/Prospectus, Invesco has not adopted a plan to recommend any additional fund combinations. Following the closing of the Reorganizations, Invesco will evaluate whether it would be desirable to recommend any fund combinations in the future. Such combinations could include a reorganization of an Acquiring Fund into an AIM Fund, an AIM Fund into an Acquiring Fund or an Acquiring Fund into another Acquiring Fund. In evaluating any potential fund combination, Invesco will consider all relevant factors, which may include, among others, whether the combination would achieve better economies of scale, lower

30

fund operating costs, or streamline fund offerings. Any recommendation to combine funds would be subject to approval by the boards of trustees of each fund and, if required by the organizational documents of the acquired fund, the shareholders of the acquired fund.

Pending Litigation

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain of the funds in the AIM Family of Funds (not including the Acquiring Funds), INVESCO Funds Group, Inc. (“IFG”) (the former investment advisor to certain funds in the AIM Family of Funds), the predecessor to Invesco Advisers, Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”), the distributor of the funds in the AIM Family of Funds and/or related entities and individuals, depending on the lawsuit, alleging among other things: (i) that the defendants permitted improper market timing and related activity in the funds; and (ii) that certain funds inadequately employed fair value pricing.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against the AIM Family of Funds, IFG, Invesco Advisers, Invesco Aim Distributors and/or related entities and individuals in the future. You can find more detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, in the Acquiring Funds’ SAI.

Where to Find More Information

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Fund prospectus, which has been made a part of this Joint Proxy Statement/ Prospectus by reference: (i) see “Fund Management” for more information about the management of the Acquiring Fund; (ii) see “Other Information” for more information about the Acquiring Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Fund, tax consequences to shareholders of various transactions in shares of the Acquiring Fund, and distribution arrangements of the Acquiring Fund.

For more information with respect to each MS Fund concerning the following topics, please refer to the following sections of the MS Fund prospectuses, which have been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “Comparative Performance” for more information about the performance of the MS Fund; (ii) see “Investment Advisory Service” for more information about the management of the MS Fund; (iii) see “Purchases of Shares” for more information about the pricing of shares of the MS Fund; (iv) see “Federal Income Taxation” for more information about tax consequences to shareholders of various transactions in shares of the MS Fund; (v) see “Distributions from the Fund” for more information about the MS Fund’s policy with respect to dividends and distributions; and (vi) see “Financial Highlights” for more information about the MS Fund’s financial performance.

INFORMATION ON VOTING

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the MS Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. However, you do not need to attend the Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

Shareholders of record of the MS Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the MS Funds on February 11, 2010 can be found at Exhibit B. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each MS Fund. For each MS Fund, except as noted below, a quorum will exist if shareholders representing a majority of the outstanding shares entitled to vote of the MS Fund on the Record Date are present at the Meeting in person or by proxy. For the International Growth Equity Portfolio, Large Cap Relative Value Portfolio, and U.S. Small/Mid Cap Value Portfolio, a quorum will exist if shareholders entitled to vote one-third of the issued and outstanding shares of the applicable MS Fund on the Record Date are present at the Meeting in person or by proxy. For the Pennsylvania Funds, a quorum will exist if shareholders entitled to vote forty percent (40%) of the issued and outstanding shares of the applicable MS Fund on the Record Date are present at the Meeting in person or by proxy.

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed Reorganization. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine” for purposes of determining broker-non-votes. Abstentions and broker non-votes will count as shares present at the Meeting for purposes of establishing a quorum.

31

Except as noted below, if a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve a proposal are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the votes cast at the Meeting in person or by proxy. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the reorganization and will vote against any such adjournment those proxies required to be voted against the Reorganization. Notwithstanding the foregoing, if a quorum is not present at the Meeting for the International Growth Equity Portfolio, Large Cap Relative Value Portfolio, and U.S. Small/Mid Cap Value Portfolio, any officer entitled to preside at, or act as Secretary of, the Meeting may adjourn the Meeting for such MS Fund from time to time without notice other than announcement at the Meeting, until a quorum is present.

Vote Necessary to Approve the Agreement

The Board has unanimously approved each Reorganization, subject to shareholder approval. For each MS Fund, shareholder approval of a Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the Meeting, if the holders of 50% of the outstanding shares of the MS Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the MS Fund. Abstentions and broker non-votes, if any, are not considered votes “FOR” a Reorganization at the Meeting. As a result, abstentions and broker non-votes, if any, have the same effect as a vote against a Reorganization.

Proxy Solicitation

The MS Funds have engaged the services of Computershare Fund Services (“Solicitor”) to assist in the solicitation of proxies for the Meeting. The Solicitor’s costs are expected to be approximately $2.3 million. Proxies are expected to be solicited principally by mail, but the MS Funds or the Solicitor may also solicit proxies by telephone, facsimile or personal interview. The MS Funds’ officers will not receive any additional or special compensation for any such solicitation. Invesco Advisers and Morgan Stanley will bear 100% of these solicitation costs.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding MS Fund. The following tables are as of November 30, 2009 and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily MS Fund share purchase, redemption, and market activity. The valuation methodologies of the MS Funds and the Acquiring Funds used in compiling the information in the following capitalization tables have been determined not to be materially different.

					Pro Forma Invesco
	Morgan Stanley	Invesco Alternative			Alternative
	Alternative	Opportunities Fund	Pro Forma		Opportunities Fund
	Opportunities Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets
Class A	$3,067,962	$—	$101,739	(3)	$3,169,701
Class C	4,497,732	—	—		4,497,732
Class I	6,105,992	—	(6,105,992	)(4)	—
Class R	93,216	—	—		93,216
Class W	101,739	—	(101,739	)(3)	—
Class Y	—	—	6,105,992	(4)	6,105,992
Net Asset Value Per Share:
Class A	$27.81	$—	$—		$27.81
Class C	27.57	—	—		27.57
Class I	27.87	—	—		—
Class R	27.75	—	—		27.75
Class W	27.79	—	—		—
Class Y	—	—	—		27.87
Shares Outstanding:
Class A	110,302	—	3,658	(3)	113,960
Class C	163,139	—	—		163,139
Class I	219,062	—	(219,062	)(4)	—
Class R	3,359	—	—		3,359
Class W	3,661	—	(3,661	)(3)	—
Class Y	—	—	219,062	(4)	219,062

32

		Invesco Balanced			Pro Forma Invesco
	Morgan Stanley	Fund	Pro Forma		Balanced Fund
	Balanced Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$81,291,080	$—	$—		$81,291,080
Class B	43,956,501	—	—		43,956,501
Class C	54,707,254	—	—		54,707,254
Class I	168,768	—	(168,768	)(4)	—
Class Y	—	—	168,768	(4)	168,768
Net Asset Value Per Share:
Class A	$11.94	$—	$—		$11.94
Class B	11.95	—	—		11.95
Class C	11.95	—	—		11.95
Class I	11.92	—	—		—
Class Y	—	—	—		11.92
Shares Outstanding:
Class A	6,810,238	—	—		6,810,238
Class B	3,678,480	—	—		3,678,480
Class C	4,579,168	—	—		4,579,168
Class I	14,155	—	(14,155	)(4)	—
Class Y	—	—	14,155	(4)	14,155

					Pro Forma Invesco
	Morgan Stanley	Invesco California Tax-			California-Tax Free
	California Tax-Free	Free Income Fund	Pro Forma		Income Fund
	Income Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$23,872,308	$—	$—		$23,872,308
Class B	266,751,425	—	—		266,751,425
Class C	17,580,923	—	—		17,580,923
Class I	28,132,355	—	(28,132,355	)(4)	—
Class Y	—	—	28,132,355	(4)	28,132,355
Net Asset Value Per Share:
Class A	$11.14	$—	$—		$11.14
Class B	11.22	—	—		11.22
Class C	11.21	—	—		11.21
Class I	11.18	—	—		—
Class Y	—	—	—		11.18
Shares Outstanding:
Class A	2,142,124	—	—		2,142,124
Class B	23,778,733	—	—		23,778,733
Class C	1,568,649	—	—		1,568,649
Class I	2,516,154	—	(2,516,154	)(4)	—
Class Y	—	—	2,516,154	(4)	2,516,154

	Morgan Stanley	Invesco Commodities			Pro Forma Invesco
	Commodities Alpha	Strategy Fund	Pro Forma		Commodities Strategy
	Fund(5)	(Acquiring Fund)(1)	Adjustments(2)		Fund (Acquiring Fund)

Net Assets:
Class A	$5,308,306	$—	$62,769	(3)	$5,371,075
Class C	2,610,669	—	—		2,610,669
Class I	38,820,450	—	(38,820,450	)(4)	—
Class R	107,972	—	—		107,972
Class W	62,769	—	(62,769	)(3)	—
Class Y	—	—	38,820,450	(4)	38,820,450
Net Asset Value Per Share:
Class A	$19.25	$—	—		$19.25
Class C	19.17	—	—		19.17
Class I	19.29	—	—		—
Class R	19.23	—	—		19.23
Class W	19.25	—	—		—
Class Y	—	—	—		19.29
Shares Outstanding:
Class A	275,705	—	3,261	(3)	278,966
Class C	136,199	—	—		136,199
Class I	2,012,069	—	(2,012,069	)(4)	—
Class R	5,614	—	—		5,614
Class W	3,261	—	(3,261	)(3)	—
Class Y	—	—	2,012,069	(4)	2,012,069

33

	Morgan Stanley	Invesco Convertible			Pro Forma Invesco
	Convertible Securities	Securities Fund	Pro Forma		Convertible Securities
	Trust	(Acquiring Fund)(1)	Adjustments(2)		Fund (Acquiring Fund)

Net Assets:
Class A	$82,264,778	$—	$—		$82,264,778
Class B	15,943,359	—	—		15,943,359
Class C	6,198,728	—	—		6,198,728
Class I	827,690	—	(827,690	)(4)	—
Class Y	—	—	827,690	(4)	827,690
Net Asset Value Per Share:
Class A	$17.08	$—	$—		$17.08
Class B	17.11	—	—		17.11
Class C	16.98	—	—		16.98
Class I	17.11	—	—		—
Class Y	—	—	—		17.11
Shares Outstanding:
Class A	4,815,210	—	—		4,815,210
Class B	931,989	—	—		931,989
Class C	365,130	—	—		365,130
Class I	48,375	—	(48,375	)(4)	—
Class Y	—	—	48,375	(4)	48,375

					Pro Forma Invesco
	Morgan Stanley	Invesco Dividend			Dividend Growth
	Dividend Growth	Growth Securities Fund	Pro Forma		Securities Fund
	Securities Inc.	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$43,072,874	$—	$—		$43,072,874
Class B	1,338,381,328	—	—		1,338,381,328
Class C	24,054,879	—	—		24,054,879
Class I	17,721,667	—	(17,721,667	)(4)	—
Class Y	—	—	17,721,667	(4)	17,721,667
Net Asset Value Per Share:
Class A	$13.57	$—	$—		$13.57
Class B	13.68	—	—		13.68
Class C	13.53	—	—		13.53
Class I	13.59	—	—		—
Class Y	—	—	—		13.59
Shares Outstanding:
Class A	3,173,687	—	—		3,173,687
Class B	97,813,468	—	—		97,813,468
Class C	1,778,528	—	—		1,778,528
Class I	1,303,770	—	(1,303,770	)(4)	—
Class Y	—	—	1,303,770	(4)	1,303,770

		Invesco			Pro Forma Invesco
	Morgan Stanley	Equally-Weighted S&P			Equally-Weighted
	Equally-Weighted S&P	500 Fund	Pro Forma		S&P 500 Fund
	500 Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$572,020,938	$—	$109,315	(3)	$572,130,253
Class B	161,950,481	—	—		161,950,481
Class C	60,385,187	—	—		60,385,187
Class I	170,257,300	—	(170,257,300	)(4)	—
Class R	120,143	—	—		120,143
Class W	109,315	—	(109,315	)(3)	—
Class Y	—	—	170,257,300	(4)	170,257,300
Net Asset Value Per Share:
Class A	$24.84	$—	$—		$24.84
Class B	24.68	—	—		24.68
Class C	23.96	—	—		23.96
Class I	25.02	—	—		—
Class R	24.76	—	—		24.76
Class W	24.78	—	—		—
Class Y	—	—	—		25.02
Shares Outstanding:
Class A	23,030,626	—	4,401	(3)	23,035,027
Class B	6,562,691	—	—		6,562,691
Class C	2,520,518	—	—		2,520,518
Class I	6,805,222	—	(6,805,222	)(4)	—
Class R	4,852	—	—		4,852
Class W	4,412	—	(4,412	)(3)	—
Class Y	—	—	6,805,222	(4)	6,805,222

34

		Invesco Fundamental			Pro Forma Invesco
	Morgan Stanley	Fund	Pro Forma		Fundamental Fund
	Fundamental Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$15,666,663	$—	$—		$15,666,663
Class B	29,392,653	—	—		29,392,653
Class C	3,686,434	—	—		3,686,434
Class I	308,451	—	(308,451	)(4)	—
Class Y	—	—	308,451	(4)	308,451
Net Asset Value Per Share:
Class A	$9.91	$—	$—		$9.91
Class B	9.85	—	—		9.85
Class C	9.76	—	—		9.76
Class I	9.92	—	—		—
Class Y	—	—	—		9.92
Shares Outstanding:
Class A	1,580,324	—	—		1,580,324
Class B	2,984,764	—	—		2,984,764
Class C	377,724	—	—		377,724
Class I	31,090	—	(31,090	)(4)	—
Class Y	—	—	31,090	(4)	31,090

					Pro Forma Invesco
	The FX	Invesco FX Alpha			FX Alpha Plus
	Alpha Plus Strategy	Plus Strategy Fund	Pro Forma		Strategy Fund
	Portfolio	(Acquiring Fund) (1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$32,023,085	$—	$28,299	(3)	$32,051,384
Class C	35,177,026	—	—		35,177,026
Class I	8,964,545	—	(8,964,545	)(4)	—
Class R	94,184	—	—		94,184
Class W	28,299	—	(28,299	)(3)	—
Class Y	—	—	8,964,545	(4)	8,964,545
Net Asset Value Per Share:
Class A	$27.63	$—	$—		$27.63
Class C	27.28	—	—		27.28
Class I	27.79	—	—		—
Class R	27.50	—	—		27.50
Class W	27.56	—	—		—
Class Y	—	—	—		27.79
Shares Outstanding:
Class A	1,159,130	—	1,024	(3)	1,160,154
Class C	1,289,297	—	—		1,289,297
Class I	322,542	—	(322,542	)(4)	—
Class R	3,425	—	—		3,425
Class W	1,027	—	(1,027	)(3)	—
Class Y	—	—	322,542	(4)	322,542

					Pro Forma Invesco
		Invesco FX Alpha			FX Alpha Strategy
	The FX	Strategy Fund	Pro Forma		Fund
	Alpha Strategy Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$8,983,827	$—	$97,779	(3)	$9,081,606
Class C	8,780,261	—	—		8,780,261
Class I	2,686,652	—	(2,686,652	)(4)	—
Class R	97,551	—	—		97,551
Class W	97,779	—	(97,779	)(3)	—
Class Y	—	—	2,686,652	(4)	2,686,652
Net Asset Value Per Share:
Class A	$29.19	$—	$—		$29.19
Class C	28.99	—	—		28.99
Class I	29.26	—	—		—
Class R	29.11	—	—		29.11
Class W	29.15	—	—		—
Class Y	—	—	—		29.26
Shares Outstanding:
Class A	307,722	—	3,350	(3)	311,072
Class C	302,829	—	—		302,829
Class I	91,805	—	(91,805	)(4)	—
Class R	3,351	—	—		3,351
Class W	3,354	—	(3,354	)(3)	—
Class Y	—	—	91,805	(4)	91,805

35

					Pro Forma Invesco
		Invesco Global			Global Advantage
	Morgan Stanley Global	Advantage Fund	Pro Forma		Fund
	Advantage Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$115,602,924	$—	$—		$115,602,924
Class B	5,902,856	—	—		5,902,856
Class C	13,399,718	—	—		13,399,718
Class I	196,807	—	(196,807	)(4)	—
Class Y	—	—	196,807	(4)	196,807
Net Asset Value Per Share:
Class A	$9.55	$—	$—		$9.55
Class B	8.84	—	—		8.84
Class C	8.86	—	—		8.86
Class I	9.75	—	—		—
Class Y	—	—	—		9.75
Shares Outstanding:
Class A	12,104,346	—	—		12,104,346
Class B	668,011	—	—		668,011
Class C	1,512,185	—	—		1,512,185
Class I	20,189	—	(20,189	)(4)	—
Class Y	—	—	20,189	(4)	20,189

					Pro Forma Invesco
		Invesco Global			Global Dividend
	Morgan Stanley	Dividend Growth			Growth Securities
	Global Dividend	Securities Fund	Pro Forma		Fund
	Growth Securities	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$332,378,282	$—	$—		$332,378,282
Class B	92,393,916	—	—		92,393,916
Class C	7,590,351	—	—		7,590,351
Class I	2,356,870	—	(2,356,870	)(4)	—
Class Y	—	—	2,356,870	(4)	2,356,870
Net Asset Value Per Share:
Class A	$9.03	$—	$—		$9.03
Class B	9.18	—	—		9.18
Class C	8.99	—	—		8.99
Class I	9.10	—	—		—
Class Y	—	—	—		9.10
Shares Outstanding:
Class A	36,794,369	—	—		36,794,369
Class B	10,068,817	—	—		10,068,817
Class C	844,473	—	—		844,473
Class I	258,998	—	(258,998	)(4)	—
Class Y	—	—	258,998	(4)	258,998

					Pro Forma Invesco
	Morgan Stanley	Invesco Health			Health Sciences
	Health Sciences	Sciences Fund	Pro Forma		Fund
	Trust	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$124,845,105	$—	$—		$124,845,105
Class B	35,500,934	—	—		35,500,934
Class C	8,719,235	—	—		8,719,235
Class I	349,805	—	(349,805	)(4)	—
Class Y	—	—	349,805	(4)	349,805
Net Asset Value Per Share:
Class A	$13.02	$—	$—		$13.02
Class B	10.98	—	—		10.98
Class C	11.01	—	—		11.01
Class I	13.67	—	—		—
Class Y	—	—	—		13.67
Shares Outstanding:
Class A	9,587,321	—	—		9,587,321
Class B	3,233,035	—	—		3,233,035
Class C	791,638	—	—		791,638
Class I	25,596	—	(25,596	)(4)	—
Class Y	—	—	25,596	(4)	25,596

36

					Pro Forma Invesco
	Morgan Stanley High	Invesco High Yield			High Yield
	Yield Securities	Securities Fund	Pro Forma		Securities Fund
	Inc.	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$58,205,975	$—	$—		$58,205,975
Class B	23,266,873	—	—		23,266,873
Class C	10,299,762	—	—		10,299,762
Class I	41,537,415	—	(41,537,415	)(4)	—
Class Y	—	—	41,537,415	(4)	41,537,415
Net Asset Value Per Share:
Class A	$16.29	$—	$—		$16.29
Class B	16.10	—	—		16.10
Class C	16.17	—	—		16.17
Class I	16.24	—	—		—
Class Y	—	—	—		16.24
Shares Outstanding:
Class A	3,572,419	—	—		3,572,419
Class B	1,444,885	—	—		1,444,885
Class C	636,819	—	—		636,819
Class I	2,558,369	—	(2,558,369	)(4)	—
Class Y	—	—	2,558,369	(4)	2,558,369

		Invesco			Pro Forma Invesco
		International			International
	International	Growth Equity Fund	Pro Forma		Growth Equity Fund
	Growth Equity Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$—	$—	$127,547	(3)	$127,547
Class I	64,455,534	—	(64,455,534	)(4)	—
Class P	127,547	—	(127,547	)(3)	—
Class Y	—	—	64,455,534	(4)	64,455,534
Net Asset Value Per Share:
Class A	$—	$—	$—		$9.09
Class I	9.08	—	—		—
Class P	9.09	—	—		—
Class Y	—	—	—		9.08
Shares Outstanding:
Class A	—	—	14,031	(3)	14,031
Class I	7,095,339	—	(7,095,339	)(4)	—
Class P	14,031	—	(14,031	)(3)	—
Class Y	—	—	7,095,339	(4)	7,095,339

					Pro Forma Invesco
		Invesco Large Cap			Large Cap Relative
	Large Cap Relative	Relative Value Fund	Pro Forma		Value Fund
	Value Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$—	$—	$49,185,727	(3)	$49,185,727
Class I	211,303,155	—	(211,303,155	)(4)	—
Class P	49,185,727	—	(49,185,727	)(3)	—
Class Y	—	—	211,303,155	(4)	211,303,155
Net Asset Value Per Share:
Class A	$—	$—	$—		$9.54
Class I	9.55	—	—		—
Class P	9.54	—	—		—
Class Y	—	—	—		9.55
Shares Outstanding:
Class A	—	—	5,157,683	(3)	5,157,683
Class I	22,131,692	—	(22,131,692	)(4)	—
Class P	5,157,683	—	(5,157,683	)(3)	—
Class Y	—	—	22,131,692	(4)	22,131,692

37

		Invesco Mid-Cap
		Value Fund			Pro Forma Invesco
	Morgan Stanley	(Acquiring	Pro Forma		Mid-Cap Value Fund
	Mid-Cap Value Fund	Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$15,174,219	$—	$—		$15,174,219
Class B	11,527,266	—	—		11,527,266
Class C	4,765,753	—	—		4,765,753
Class I	77,540,096	—	(77,540,096	)(4)	—
Class Y	—	—	77,540,096	(4)	77,540,096
Net Asset Value Per Share:
Class A	$7.41	$—	$—		$7.41
Class B	6.87	—	—		6.87
Class C	6.90	—	—		6.90
Class I	7.54	—	—		—
Class Y	—	—	—		7.54
Shares Outstanding:
Class A	2,048,491	—	—		2,048,491
Class B	1,677,236	—	—		1,677,236
Class C	690,731	—	—		690,731
Class I	10,280,416	—	(10,280,416	)(4)	—
Class Y	—	—	10,280,416	(4)	10,280,416

		Invesco Municipal			Pro Forma Invesco
		Fund	Pro Forma		Municipal Fund
	Municipal Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$—	$—	$93,131,439	(3)	$93,131,439
Class H	6,091,211	—	(6,091,211	)(3)	—
Class I	352,075,458	—	(352,075,458	)(4)	—
Class L	62,412,751	—	(62,412,751	)(3)	—
Class P	24,627,477	—	(24,627,477	)(3)	—
Class Y	—	—	352,075,458	(4)	352,075,458
Net Asset Value Per Share:
Class A	$—	$—	$—		$11.78
Class H	11.78	—	—		—
Class I	11.78	—	—		—
Class L	11.74	—	—		—
Class P	11.78	—	—		—
Class Y	—	—	—		11.78
Shares Outstanding:
Class A	—	—	7,905,895	(3)	7,905,895
Class H	517,005	—	(517,005	)(3)	—
Class I	29,891,413	—	(29,891,413	)(4)	—
Class L	5,315,463	—	(5,315,463	)(3)	—
Class P	2,090,621	—	(2,090,621	)(3)	—
Class Y	—	—	29,891,413	(4)	29,891,413

	Morgan Stanley New	Invesco New York			Pro Forma Invesco New
	York Tax-Free Income	Tax-Free Income Fund	Pro Forma		York Tax-Free Income
	Fund	(Acquiring Fund)(1)	Adjustments(2)		Fund (Acquiring Fund)

Net Assets:
Class A	$45,006,353	$—	$—		$45,006,353
Class B	15,007,723	—	—		15,007,723
Class C	3,280,256	—	—		3,280,256
Class I	6,210,371	—	(6,210,371	)(4)	—
Class Y	—	—	6,210,371	(4)	6,210,371
Net Asset Value Per Share:
Class A	$10.67	$—	$—		$10.67
Class B	10.60	—	—		10.60
Class C	10.59	—	—		10.59
Class I	10.56	—	—		—
Class Y	—	—	—		10.56
Shares Outstanding:
Class A	4,216,354	—	—		4,216,354
Class B	1,416,341	—	—		1,416,341
Class C	309,864	—	—		309,864
Class I	588,301	—	(588,301	)(4)	—
Class Y	—	—	588,301	(4)	588,301

38

		Invesco Pacific			Pro Forma Invesco
	Morgan Stanley	Growth Fund	Pro Forma		Pacific Growth Fund
	Pacific Growth Fund Inc.	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$109,080,497	$—	$105,373	(3)	$109,185,870
Class B	11,129,078	—	—		11,129,078
Class C	5,711,139	—	—		5,711,139
Class I	635,073	—	(635,073	)(4)	—
Class R	85,040	—	—		85,040
Class W	105,373	—	(105,373	)(3)	—
Class Y	—	—	635,073	(4)	635,073
Net Asset Value Per Share:
Class A	$19.90	$—	$—		$19.90
Class B	18.87	—	—		18.87
Class C	18.89	—	—		18.89
Class I	20.20	—	—		—
Class R	19.82	—	—		19.82
Class W	19.84	—	—		—
Class Y	—	—	—		20.20
Shares Outstanding:
Class A	5,481,061	—	5,295	(3)	5,486,356
Class B	589,713	—	—		589,713
Class C	302,323	—	—		302,323
Class I	31,445	—	(31,445	)(4)	—
Class R	4,291	—	—		4,291
Class W	5,310	—	(5,310	)(3)	—
Class Y	—	—	31,445	(4)	31,445

		Invesco S&P 500			Pro Forma Invesco S&P
	Morgan Stanley S&P	Index Fund	Pro Forma		500 Index Fund
	500 Index Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$369,325,902	$—	$—		$369,325,902
Class B	104,195,041	—	—		104,195,041
Class C	78,036,575	—	—		78,036,575
Class I	24,805,490	—	(24,805,490	)(4)	—
Class Y	—	—	24,805,490	(4)	24,805,490
Net Asset Value Per Share:
Class A	$11.95	$—	$—		$11.95
Class B	11.65	—	—		11.65
Class C	11.55	—	—		11.55
Class I	12.08	—	—		—
Class Y	—	—	—		12.08
Shares Outstanding:
Class A	30,901,571	—	—		30,901,571
Class B	8,943,820	—	—		8,943,820
Class C	6,755,732	—	—		6,755,732
Class I	2,053,636	—	(2,053,636	)(4)	—
Class Y	—	—	2,053,636	(4)	2,053,636

		Invesco Small-Mid			Pro Forma Invesco Small-
	Morgan Stanley Small-	Special Value Fund	Pro Forma		Mid Special Value Fund
	Mid Special Value Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$23,084,669	$—	$—		$23,084,669
Class B	45,321,065	—	—		45,321,065
Class C	14,669,546	—	—		14,669,546
Class I	5,176,272	—	(5,176,272	)(4)	—
Class Y	—	—	5,176,272	(4)	5,176,272
Net Asset Value Per Share:
Class A	$8.80	$—	$—		$8.80
Class B	8.24	—	—		8.24
Class C	8.08	—	—		8.08
Class I	9.05	—	—		—
Class Y	—	—	—		9.05
Shares Outstanding:
Class A	2,622,154	—	—		2,622,154
Class B	5,502,891	—	—		5,502,891
Class C	1,814,710	—	—		1,814,710
Class I	572,257	—	(572,257	)(4)	—
Class Y	—	—	572,257	(4)	572,257

39

					Pro Forma Invesco
					Special Value
	Morgan Stanley	Invesco Special Value Fund	Pro Forma		Fund
	Special Value Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$230,667,382	$—	$—		$230,667,382
Class B	48,768,123	—	—		48,768,123
Class C	18,040,958	—	—		18,040,958
Class I	1,564,374	—	(1,564,374	)(4)	—
Class Y	—	—	1,564,374	(4)	1,564,374
Net Asset Value Per Share:
Class A	$10.70	$—	$—		$10.70
Class B	8.74	—	—		8.74
Class C	8.76	—	—		8.76
Class I	11.35	—	—		—
Class Y	—	—	—		11.35
Shares Outstanding:
Class A	21,561,317	—	—		21,561,317
Class B	5,581,956	—	—		5,581,956
Class C	2,060,582	—	—		2,060,582
Class I	137,880	—	(137,880	)(4)	—
Class Y	—	—	137,880	(4)	137,880

	Morgan Stanley Tax-	Invesco Tax-Exempt			Pro Forma Invesco Tax-
	Exempt Securities	Securities Fund	Pro Forma		Exempt Securities Fund
	Trust	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$163,931,174	$—	$—		$163,931,174
Class B	37,137,797	—	—		37,137,797
Class C	24,010,899	—	—		24,010,899
Class I	541,355,175	—	(541,355,175	)(4)	—
Class Y	—	—	541,355,175	(4)	541,355,175
Net Asset Value Per Share:
Class A	$10.61	$—	$—		$10.61
Class B	10.66	—	—		10.66
Class C	10.62	—	—		10.62
Class I	10.61	—	—		—
Class Y	—	—	—		10.61
Shares Outstanding:
Class A	15,443,863	—	—		15,443,863
Class B	3,483,809	—	—		3,483,809
Class C	2,259,853	—	—		2,259,853
Class I	51,033,357	—	(51,033,357	)(4)	—
Class Y	—	—	51,033,357	(4)	51,033,357

		Invesco Technology			Pro Forma Invesco
	Morgan Stanley	Sector Fund	Pro Forma		Technology Sector Fund
	Technology Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$103,681,832	$—	$—		$103,681,832
Class B	17,093,470	—	—		17,093,470
Class C	10,887,093	—	—		10,887,093
Class I	291,463	—	(291,463	)(4)	—
Class Y	—	—	291,463	(4)	291,463
Net Asset Value Per Share:
Class A	$9.62	$—	$—		$9.62
Class B	8.69	—	—		8.69
Class C	8.69	—	—		8.69
Class I	9.91	—	—		—
Class Y	—	—	—		9.91
Shares Outstanding:
Class A	10,780,915	—	—		10,780,915
Class B	1,966,729	—	—		1,966,729
Class C	1,253,015	—	—		1,253,015
Class I	29,404	—	(29,404	)(4)	—
Class Y	—	—	29,404	(4)	29,404

40

		Invesco U.S. Mid Cap			Pro Forma Invesco U.S.
	U.S.	Value Fund	Pro Forma		Mid Cap Value Fund
	Mid Cap Value Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	—	$—	$35,136,774	(3)	$35,136,774
Class I	99,071,096	—	(99,071,096	)(4)	—
Investment Class	4,948,445	—	(4,948,445	)(3)	—
Class P	30,188,328	—	(30,188,328	)(3)	—
Class Y	—	—	99,071,096	(4)	99,071,096
Net Asset Value Per Share:
Class A	$—	$—	$—		$27.61
Class I	27.94	—	—		—
Investment Class	27.77	—	—		—
Class P	27.61	—	—		—
Class Y	—	—	—		27.94
Shares Outstanding:
Class A	—	—	1,272,610	(3)	1,272,610
Class I	3,546,334	—	(3,546,334	)(4)	—
Investment Class	178,209	—	(178,209	)(3)	—
Class P	1,093,231	—	(1,093,231	)(3)	—
Class Y	—	—	3,546,334	(4)	3,546,334

		Invesco U.S. Small Cap			Pro Forma Invesco U.S.
	U.S.	Value Fund	Pro Forma		Small Cap Value Fund
	Small Cap Value Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	—	$—	$122,353,682	(3)	$122,353,682
Class I	533,306,028	—	(533,306,028	)(4)	—
Class P	122,353,682	—	(122,353,682	)(3)	—
Class Y	—	—	533,306,028	(4)	533,306,028
Net Asset Value Per Share:
Class A	$—	$—	$—		$19.45
Class I	19.60	—	—		—
Class P	19.45	—	—		—
Class Y	—	—	—		19.60
Shares Outstanding:
Class A	—	—	6,289,517	(3)	6,289,517
Class I	27,213,285	—	(27,213,285	)(4)	—
Class P	6,289,517	—	(6,289,517	)(3)	—
Class Y	—	—	27,213,285	(4)	27,213,285

					Pro Forma Invesco U.S.
	U.S.	Invesco U.S. Small/Mid			Small/Mid Cap Value
	Small/Mid Cap Value	Cap Value Fund	Pro Forma		Fund
	Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$—	$—	$73,201	(3)	$73,201
Class I	20,680,599	—	(20,680,599	)(4)	—
Class P	73,201	—	(73,201	)(3)	—
Class Y	—	—	20,680,599	(4)	20,680,599
Net Asset Value Per Share:
Class A	$—	$—	$—		$7.32
Class I	7.36	—	—		—
Class P	7.32	—	—		—
Class Y	—	—	—		7.36
Shares Outstanding:
Class A	—	—	10,000	(3)	10,000
Class I	2,811,109	—	(2,811,109	)(4)	—
Class P	10,000	—	(10,000	)(3)	—
Class Y	—	—	2,811,109	(4)	2,811,109

41

					Pro Forma Invesco
		Invesco Value Fund	Pro Forma		Value Fund
	Morgan Stanley Value Fund	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$76,395,110	$—	$—		$76,395,110
Class B	26,445,938	—	—		26,445,938
Class C	9,062,950	—	—		9,062,950
Class I	399,687	—	(399,687	)(4)	—
Class Y	—	—	399,687	(4)	399,687
Net Asset Value Per Share:
Class A	$10.86	$—	$—		$10.86
Class B	10.54	—	—		10.54
Class C	10.47	—	—		10.47
Class I	11.03	—	—		—
Class Y	—	—	—		11.03
Shares Outstanding:
Class A	7,034,791	—	—		7,034,791
Class B	2,510,087	—	—		2,510,087
Class C	865,384	—	—		865,384
Class I	36,232	—	(36,232	)(4)	—
Class Y	—	—	36,232	(4)	36,232

					Pro Forma Invesco Value II
		Invesco Value II Fund	Pro Forma		Fund
	Value Portfolio	(Acquiring Fund)(1)	Adjustments(2)		(Acquiring Fund)

Net Assets:
Class A	$—	$—	$109,960,235	(3)	$109,960,235
Class I	91,659,960	—	(91,659,960	)(4)	—
Class P	109,960,235	—	(109,960,235	)(3)	—
Class Y	—	—	91,659,960	(4)	91,659,960
Net Asset Value Per Share:
Class A	$—	$—	$—		13.24
Class I	13.25	—	—		—
Class P	13.24	—	—		—
Class Y	—	—	—		13.25
Shares Outstanding:
Class A	—	—	8,307,594	(3)	8,307,594
Class I	6,916,245	—	(6,916,245	)(4)	—
Class P	8,307,594	—	(8,307,594	)(3)	—
Class Y	—	—	6,916,245	(4)	6,916,245

(1)	Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each MS Fund in connection with the Reorganization. Invesco and Morgan Stanley, or entities under their respective common ownership, will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.

(3)	Holders of each MS Fund Investment Class, Class W, Class H, Class L, and Class P shares will receive Class A shares of the Acquiring Fund upon closing of the Reorganization.

(4)	Holders of each MS Fund Class I shares will receive Class Y shares of the Acquiring Fund upon closing of the Reorganization.

(5)	Information presented for Morgan Stanley Commodities Alpha Fund is as of November 30, 2009 and does not include any assets to be acquired in the reorganization of Morgan Stanley Natural Resources Fund. Morgan Stanley Natural Resources Fund’s net assets on November 30, 2009 were $114,512,911.

42

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of January 21, 2010, to the knowledge of each MS Fund, owned 5% or more of the outstanding shares of a class of a MS Fund can be found at Exhibit C.

Each Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the accrued liabilities of the corresponding MS Fund and each Acquiring Fund does not have any shareholders.

Security Ownership of Management and Trustees

Information regarding the ownership of shares of the MS Funds by MS Funds’ directors/trustees and executive officers can be found at Exhibit C.

DISSENTERS’ RIGHTS

The Declarations of the Morgan Stanley New York Tax-Free Income Fund, Morgan Stanley Convertible Securities Trust and Morgan Stanley California Tax-Free Income Fund provide that, with respect to a sale of assets, any shareholder shall be entitled to rights of appraisal of his or her shares to the same extent as a shareholder of a Massachusetts business corporation with respect to a sale of assets, and such rights shall be his or her exclusive remedy in respect of his or her dissent from such action. However, if the Reorganizations are approved at the Meeting, MS Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares based upon the forward pricing requirement of Rule 22c-1 under the 1940 Act and the SEC’s position that any state law regarding the exercise of dissenters’ rights is superceded by the such Rule. Shareholders of the MS Funds, though, have the right to redeem their shares at net asset value subject to any applicable deferred sales charges and/or redemption fees (if any) until the closing date of the Reorganizations. After the Reorganizations, MS Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to any applicable deferred sales charges and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a MS Fund hereafter called should send the proposal to the MS Fund at the Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a MS Fund, shareholders of such MS Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law — Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual and semiannual reports that the Acquiring Funds and the MS Funds have filed with the SEC pursuant to the requirements of the 1933 Act and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each MS Fund’s registration statement, which contains the MS Fund prospectuses and related SAI, is set forth on Exhibit A. Such MS Fund prospectuses are incorporated herein by reference. The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Fund prospectuses and related SAI, is set forth on Exhibit A.

Each Acquiring Fund and each MS Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Acquiring Funds and other registrants that file electronically with the SEC.

43

EXHIBIT A

MS FUNDS AND CORRESPONDING ACQUIRING FUNDS

Ms Fund
Investment
	SEC File		SEC File	Objective is
Ms Fund	Number	Acquiring Fund	Number	Fundamental

Morgan Stanley Alternative Opportunities Fund, a series of Morgan Stanley Series Funds	333-143505	Invesco Alternative Opportunities Fund, a series of AIM Investment Funds	033-19338	No
Class A		Class A
Class C		Class C
Class I		Class Y
Class R		Class R
Class W		Class A
Morgan Stanley Balanced Fund	033-56853	Invesco Balanced Fund, a series of AIM Counselor Series Trust	333-36074	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Morgan Stanley California Tax-Free Income Fund	002-91103	Invesco California Tax-Free Income Fund, a series of AIM Counselor Series Trust	333-36074	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Morgan Stanley Commodities Alpha Fund, a series of Morgan Stanley Series Funds	333-143505	Invesco Commodities Strategy Fund, a series of AIM Investment Funds	033-19338	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Class W		Class A
Morgan Stanley Convertible Securities Trust	002-97963	Invesco Convertible Securities Fund, a series of AIM Growth Series	002-57526	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Morgan Stanley Dividend Growth Securities Inc.	002-70423	Invesco Dividend Growth Securities Fund, a series of AIM Counselor Series Trust	333-36074	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Morgan Stanley Equally-Weighted S&P 500 Fund	033-14629	Invesco Equally-Weighted S&P 500 Fund, a series of AIM Counselor Series Trust	333-36074	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Class W		Class A
Morgan Stanley Fundamental Value Fund	333-92322	Invesco Fundamental Value Fund, a series of AIM Counselor Series Trust	333-36074	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y

Ms Fund
Investment
	SEC File		SEC File	Objective is
Ms Fund	Number	Acquiring Fund	Number	Fundamental

The FX Alpha Plus Strategy Portfolio, a series of Morgan Stanley FX Series Funds	333-140930	Invesco FX Alpha Plus Strategy Fund, a series of AIM Investment Funds	033-19338	No
Class A		Class A
Class C		Class C
Class I		Class Y
Class R		Class R
Class W		Class A
The FX Alpha Strategy Portfolio, a series of Morgan Stanley FX Series Funds	333-140930	Invesco FX Alpha Strategy Fund, a series of AIM Investment Funds	033-19338	No
Class A		Class A
Class C		Class C
Class I		Class Y
Class R		Class R
Class W		Class A
Morgan Stanley Global Advantage Fund	333-38297	Invesco Global Advantage Fund, a series of AIM Investment Funds	033-19338	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Morgan Stanley Global Dividend Growth Securities	033-59004	Invesco Global Dividend Growth Securities Fund, a series of AIM Investment Funds	033-19338	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Morgan Stanley Health Sciences Trust	033-48189	Invesco Health Sciences Fund, a series of AIM Investment Funds	033-19338	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Morgan Stanley High Yield Securities Inc.	002-64782	Invesco High Yield Securities Fund, a series of AIM Investment Securities Funds	033-39519	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
International Growth Equity Portfolio, a series of Morgan Stanley Institutional Fund, Inc.	033-23166	Invesco International Growth Equity Fund, a series of AIM Investment Funds	033-19338	No
Class I		Class Y
Class P		Class A
Large Cap Relative Value Portfolio, a Series of Morgan Stanley Institutional Fund, Inc.	033-23166	Invesco Large Cap Relative Value Fund, a series of AIM Counselor Series Trust	333-36074	No
Class I		Class Y
Class P		Class A
Morgan Stanley Mid-Cap Value Fund	333-59140	Invesco Mid-Cap Value Fund, a series of AIM Sector Funds	002-85905	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Municipal Portfolio, a series of Morgan Stanley Institutional Fund Trust	002-89729	Invesco Municipal Fund, a series of AIM Tax-Exempt Funds	033-66242	Yes
Class H		Class A
Class I		Class Y
Class L		Class A
Class P		Class A

Ms Fund
Investment
	SEC File		SEC File	Objective is
Ms Fund	Number	Acquiring Fund	Number	Fundamental

Morgan Stanley New York Tax-Free Income Fund	002-95664	Invesco New York Tax-Free Income Fund, a series of AIM Counselor Series Trust	333-36074	No
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Morgan Stanley Pacific Growth Fund Inc.	033-35541	Invesco Pacific Growth Fund, a series of AIM Investment Funds	033-19338	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class R		Class R
Class W		Class A
Morgan Stanley S&P 500 Index Fund	333-29721	Invesco S&P 500 Index Fund, a series of AIM Counselor Series Trust	333-36074	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Morgan Stanley Small-Mid Special Value Fund	333-83234	Invesco Small-Mid Special Value Fund, a series of AIM Sector Funds	002-85905	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Morgan Stanley Special Value Fund	333-06935	Invesco Special Value Fund, a series of AIM Sector Funds	002-85905	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Class W		Class A
Morgan Stanley Tax-Exempt Securities Trust	002-66268	Invesco Tax-Exempt Securities Fund, a series of AIM Tax-Exempt Funds	033-66242	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
Morgan Stanley Technology Fund	033-87472	Invesco Technology Sector Fund, a series of AIM Sector Funds	002-85905	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y
U.S. Mid Cap Value Portfolio, a series of Morgan Stanley Institutional Fund Trust	002-89729	Invesco U.S. Mid Cap Value Fund, a series of AIM Sector Funds	002-85905	Yes
Class I		Class Y
Investment Class		Class Y
Class P		Class A
U.S. Small Cap Value Portfolio, a series of Morgan Stanley Institutional Fund Trust	002-89729	Invesco U.S. Small Cap Value Fund, a series of AIM Sector Funds	002-85905	Yes
Class I		Class Y
Class P		Class A
U.S. Small/Mid Cap Value Portfolio, a series of Morgan Stanley Institutional Fund, Inc.	033-23166	Invesco U.S. Small/Mid Cap Value Fund, a series of AIM Sector Funds	002-85905	No
Class I		Class Y
Class P		Class A
Morgan Stanley Value Fund	333-58643	Invesco Value Fund, a series of AIM Sector Funds	002-85905	Yes
Class A		Class A
Class B		Class B
Class C		Class C
Class I		Class Y

Ms Fund
Investment
	SEC File		SEC File	Objective is
Ms Fund	Number	Acquiring Fund	Number	Fundamental

Value Portfolio, a series of Morgan Stanley Institutional Fund Trust	002-89729	Invesco Value II Fund, a series of AIM Sector Funds	002-85905	Yes
Class I		Class Y
Class P		Class A

EXHIBIT B

OUTSTANDING SHARES OF MS FUNDS

As of February 11, 2010, there were the following number of shares outstanding of each class of each MS Fund:

	Share Classes
Fund Name	Class A	Class B	Class C	Class H	Class L	Class P	Class R	Class W	Class I	Investment

ALTERNATIVE OPPORTUNITIES FUND	117,239.823	N/A	169,815.631	N/A	N/A	N/A	3,358.862	3,662.147	221,686.260	N/A
BALANCED FUND	6,628,286.779	3,333,730.871	4,398,337.698	N/A	N/A	N/A	N/A	N/A	15,157.550	N/A
CALIFORNIA TAX-FREE INCOME FUND	2,132,436.265	23,241,661.150	1,481,303.155	N/A	N/A	N/A	N/A	N/A	2,389,818.872	N/A
COMMODITIES ALPHA FUND	4,644,578.935	867,459.507	536,547.117	N/A	N/A	N/A	6,401.791	3,260.785	2,312,909.803	N/A
CONVERTIBLE SECURITIES TRUST	4,768,257.802	821,019.888	377,384.096	N/A	N/A	N/A	N/A	N/A	15,381.022	N/A
DIVIDEND GROWTH SECURITIES INC.	3,097,830.598	94,559,309.599	1,702,485.776	N/A	N/A	N/A	N/A	N/A	1,230,570.629	N/A
EQUALLY-WEIGHTED S&P 500 FUND	22,678,825.032	6,029,951.982	2,474,844.429	N/A	N/A	N/A	7,107.342	4,419.662	6,590,696.405	N/A
FUNDAMENTAL VALUE FUND	1,551,495.652	2,888,265.045	359,313.775	N/A	N/A	N/A	N/A	N/A	32,992.416	N/A
THE FX ALPHA PLUS STRATEGY PORTFOLIO	868,281.489	N/A	1,124,131.676	N/A	N/A	N/A	3,424.485	509.973	275,259.453	N/A
THE FX ALPHA STRATEGY PORTFOLIO	261,839.827	N/A	274,725.725	N/A	N/A	N/A	3,351.584	3,354.090	71,786.797	N/A
GLOBAL ADVANTAGE FUND	11,803,348.063	610,742.703	1,473,646.862	N/A	N/A	N/A	N/A	N/A	20,267.726	N/A
GLOBAL DIVIDEND GROWTH SECURITIES	35,154,484.865	9,542,680.126	798,589.598	N/A	N/A	N/A	N/A	N/A	286,718.014	N/A
HEALTH SCIENCES TRUST	9,776,266.301	2,948,967.240	795,409.853	N/A	N/A	N/A	N/A	N/A	23,736.880	N/A
HIGH YIELD SECURITIES INC.	3,504,995.065	1,351,455.113	657,147.692	N/A	N/A	N/A	N/A	N/A	2,510,595.725	N/A
INTERNATIONAL GROWTH EQUITY PORTFOLIO	N/A	N/A	N/A	N/A	N/A	16,593.035	N/A	N/A	6,835,755.072	N/A
LARGE CAP RELATIVE VALUE PORTFOLIO	N/A	N/A	N/A	N/A	N/A	5,310,158.071	N/A	N/A	22,553,477.758	N/A
MID-CAP VALUE FUND	2,090,824.042	1,445,163.125	670,035.083	N/A	N/A	N/A	N/A	N/A	10,020,610.639	N/A
MUNICIPAL PORTFOLIO	N/A	N/A	N/A	586,497.557	6,456,275.066	1,557,932.675	N/A	N/A	26,757,093.129	N/A
NEW YORK TAX-FREE INCOME FUND	4,244,336.068	1,386,646.141	311,192.985	N/A	N/A	N/A	N/A	N/A	581,091.700	N/A
PACIFIC GROWTH FUND INC.	5,389,388.180	561,348.105	300,111.260	N/A	N/A	N/A	4,290.694	5,147.602	91,745.438	N/A
S&P 500 INDEX FUND	30,859,526.445	8,130,544.759	6,630,775.756	N/A	N/A	N/A	N/A	N/A	2,046,588.672	N/A
SMALL-MID SPECIAL VALUE FUND	2,518,663.730	5,263,086.910	1,752,214.725	N/A	N/A	N/A	N/A	N/A	540,780.505	N/A
SPECIAL VALUE FUND	21,723,311.299	4,616,850.248	2,045,375.135	N/A	N/A	N/A	N/A	N/A	156,158.054	N/A
TAX-EXEMPT SECURITIES TRUST	15,210,835.376	3,314,560.368	2,130,976.836	N/A	N/A	N/A	N/A	N/A	50,020,131.932	N/A
TECHNOLOGY FUND	10,563,361.431	1,739,783.023	1,222,956.395	N/A	N/A	N/A	N/A	N/A	31,069.952	N/A
U.S. MID CAP VALUE PORTFOLIO	N/A	N/A	N/A	N/A	N/A	1,118,446.877	N/A	N/A	3,507,793.727	184,388.591
U.S. SMALL CAP VALUE PORTFOLIO	N/A	N/A	N/A	N/A	N/A	6,631,471.040	N/A	N/A	28,135,495.959	N/A
U.S. SMALL/MID CAP VALUE PORTFOLIO	N/A	N/A	N/A	N/A	N/A	10,000.000	N/A	N/A	2,826,220.248	N/A
VALUE FUND	6,919,326.830	2,222,668.433	840,854.374	N/A	N/A	N/A	N/A	N/A	24,321.296	N/A
VALUE PORTFOLIO	N/A	N/A	N/A	N/A	N/A	8,320,721.492	N/A	N/A	7,236,753.662	N/A

B-1

EXHIBIT C

OWNERSHIP OF MS FUNDS

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of January 21, 2010, to the best knowledge of each MS Fund, owned 5% or more of the outstanding shares of each class of such MS Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a MS Fund is presumed to “control” the fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Fund and Class	Acct Shares	% Held*

ALTERNATIVE OPPORTUNITIES FUND — A
MORGAN STANLEY & CO	109779.594	93.0464%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
ALTERNATIVE OPPORTUNITIES FUND — R
MORGAN STANLEY	3358.862	100.0000%
INVESTMENT MANAGEMENT INC ATTN LAWRENCE MARKEY — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
ALTERNATIVE OPPORTUNITIES FUND — W
MORGAN STANLEY	3361.221	91.7828%
INVESTMENT MANAGEMENT INC ATTN ANTHONY PACIENTE — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
ALTERNATIVE OPPORTUNITIES FUND — W
TD AMERITRADE	300.926	8.2172%
PO BOX 2226 OMAHA NE 68103-2226
ALTERNATIVE OPPORTUNITIES FUND — C
MORGAN STANLEY & CO	160571.825	97.9511%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
ALTERNATIVE OPPORTUNITIES FUND — I
MORGAN STANLEY INVESTMENT ADVISORS INC	154870.128	69.1285%
ATTN ANTHONY PACIENTE — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
BALANCED FUND — A
MORGAN STANLEY & CO	5082944.109	76.3915%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
BALANCED FUND — B
MORGAN STANLEY & CO	2542184.017	73.1368%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
BALANCED FUND — C
MORGAN STANLEY & CO	3746717.445	84.4521%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
BALANCED FUND — I
MORGAN STANLEY & CO	12033.576	84.3769%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
BALANCED FUND — I
STATE STREET BK & TR CO CUST	734.092	5.1473%
IRA A/C SHIRLEY E WILSON 3000 GRAHAM HILL RD SCOTTS VALLEY CA 95066-4304
CALIFORNIA TAX-FREE INCOME FUND — A
MORGAN STANLEY & CO	1747313.558	80.5855%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CALIFORNIA TAX-FREE INCOME FUND — A
CITIGROUP GLOBAL MARKETS INC	237109.124	10.9354%
ATTN MUTUAL FUNDS DEPARTMENT RECONCILIATION & ACCOUNTS CONTROL 333 WEST 34TH STREET 7TH FLOOR NEW YORK, NY 10001-2402
CALIFORNIA TAX-FREE INCOME FUND — B
MORGAN STANLEY & CO	19872171.679	84.7567%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CALIFORNIA TAX-FREE INCOME FUND — C
MORGAN STANLEY & CO	1303610.822	86.3274%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CALIFORNIA TAX-FREE INCOME FUND — I
MORGAN STANLEY & CO	2114473.282	87.8958%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
COMMODITIES ALPHA FUND — A
MORGAN STANLEY & CO	191700.803	68.9208%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
COMMODITIES ALPHA FUND — A
PERSHING LLC	42316.158	15.2136%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
COMMODITIES ALPHA FUND — A
CHARLES SCHWAB & CO INC	34967.735	12.5717%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
COMMODITIES ALPHA FUND — R
MORGAN STANLEY	3403.796	60.6297%
INVESTMENT MANAGEMENT INC ATTN ANTHONY PACIENTE — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800

C-1

Fund and Class	Acct Shares	% Held*

COMMODITIES ALPHA FUND — R
MORGAN STANLEY & CO	2210.277	39.3703%
HARBORSIDE FINANCIAL CENTER PLAZA II FL 3 JERSEY CITY NJ 07311

COMMODITIES ALPHA FUND — W
MORGAN STANLEY	3260.785	100.0000%
INVESTMENT MANAGEMENT INC ATTN ANTHONY PACIENTE — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
COMMODITIES ALPHA FUND — C
MORGAN STANLEY & CO	122432.31	93.8406%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
COMMODITIES ALPHA FUND — I
MORGAN STANLEY	1697045.478	85.2739%
INVESTMENT MANAGEMENT INC ATTN ANTHONY PACIENTE — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
COMMODITIES ALPHA FUND — I
MS ALTERNATIVE OPPORTUNITY FUND	160329.365	8.0563%
ATTN: FUND ACCOUNTING GROUP HARBORSIDE FINANCIAL CENTER JERSEY CITY NJ 07311
COMMODITIES ALPHA FUND — I
CHARLES SCHWAB & CO INC	124627.448	6.2623%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
CONVERTIBLE SECURITIES TRUST — A
MORGAN STANLEY & CO	3483245.946	72.8186%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CONVERTIBLE SECURITIES TRUST — B
MORGAN STANLEY & CO	648878.354	73.4069%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CONVERTIBLE SECURITIES TRUST — C
MORGAN STANLEY & CO	330774.734	88.9093%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
CONVERTIBLE SECURITIES TRUST — I
CHARLES SCHWAB & CO INC	9002.494	51.3069%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
CONVERTIBLE SECURITIES TRUST — I
MORGAN STANLEY & CO	8087.65	46.0930%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
DIVIDEND GROWTH SECURITIES — A
MORGAN STANLEY & CO	2021129.291	64.3718%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
DIVIDEND GROWTH SECURITIES — A
CITIGROUP GLOBAL MARKETS INC	575386.507	18.3257%
ATTN MUTUAL FUNDS DEPARTMENT RECONCILIATION & ACCOUNTS CONTROL 333 WEST 34TH STREET 7TH FLOOR NEW YORK, NY 10001-2402
DIVIDEND GROWTH SECURITIES — B
MORGAN STANLEY & CO	75868188.177	79.3463%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
DIVIDEND GROWTH SECURITIES — C
MORGAN STANLEY & CO	1441209.387	83.4264%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
DIVIDEND GROWTH SECURITIES — I
MORGAN STANLEY & CO	672271.873	53.6169%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311

DIVIDEND GROWTH SECURITIES — I
STATE STREET BANK AND TRUST CO	270858.94	21.6023%
FBO ADP/MORGAN STANLEY ALLIANCE 105 ROSEMONT AVENUE WESTWOOD MA 02090-2318
EQUALLY-WEIGHTED S&P 500 FUND — A
MORGAN STANLEY & CO	15633832.276	68.5997%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
EQUALLY-WEIGHTED S&P 500 FUND — A
STATE STREET BANK AND TRUST CO	2131336.823	9.3521%
FBO ADP/MORGAN STANLEY ALLIANCE 105 ROSEMONT AVENUE WESTWOOD MA 02090-2318
EQUALLY-WEIGHTED S&P 500 FUND — B
MORGAN STANLEY & CO	4804139.928	76.3260%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
EQUALLY — WEIGHTED S&P 500 FUND — R
MORGAN STANLEY	3644.149	52.0545%
INVESTMENT MANAGEMENT INC ATTN LAWRENCE MARKEY — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
EQUALLY — WEIGHTED S&P 500 FUND — R
MORGAN STANLEY & CO	3356.491	47.9455%
HARBORSIDE FINANCIAL CENTER PLAZA II FL 3 JERSEY CITY NJ 07311

EQUALLY — WEIGHTED S&P 500 FUND — W
MORGAN STANLEY	3650.866	82.6051%
INVESTMENT MANAGEMENT INC ATTN LAWRENCE MARKEY — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800

C-2

Fund and Class	Acct Shares	% Held*

EQUALLY — WEIGHTED S&P 500 FUND — W
CHARLES SCHWAB & CO INC	768.796	17.3949%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
EQUALLY-WEIGHTED S&P 500 FUND — C
MORGAN STANLEY & CO	2054478.82	82.3289%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
EQUALLY-WEIGHTED S&P 500 FUND — I
MORGAN STANLEY & CO	6265681.155	94.3971%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
FUNDAMENTAL VALUE FUND — A
MORGAN STANLEY & CO	1317332.63	83.9607%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
FUNDAMENTAL VALUE FUND — B
MORGAN STANLEY & CO	2382258.323	81.5741%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
FUNDAMENTAL VALUE FUND — C
MORGAN STANLEY & CO	302180.122	83.0882%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
FUNDAMENTAL VALUE FUND — I
MORGAN STANLEY & CO	20316.7	58.0134%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
FUNDAMENTAL VALUE FUND — I
CITIGROUP GLOBAL MARKETS INC	14703.995	41.9866%
ATTN MUTUAL FUNDS DEPARTMENT RECONCILIATION & ACCOUNTS CONTROL 333 WEST 34TH STREET 7TH FLOOR NEW YORK, NY 10001-2402
FX ALPHA PLUS STRATEGY PORTFOLIO — A
MORGAN STANLEY & CO	739224.677	78.0525%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
FX ALPHA PLUS STRATEGY PORTFOLIO — A
TAYNIK & CO	73048.877	7.7130%
C/O INVESTORS BANK & TRUST CO 200 CLARENDON STREET FPG 90 BOSTON MA 02116-5021
FX ALPHA PLUS STRATEGY PORTFOLIO — R
MORGAN STANLEY	3424.485	100.0000%
INVESTMENT MANAGEMENT INC ATTN ANTHONY PACIENTE — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
FX ALPHA PLUS STRATEGY PORTFOLIO — W
CHARLES SCHWAB & CO INC	509.973	100.0000%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
FX ALPHA PLUS STRATEGY PORTFOLIO — C
MORGAN STANLEY & CO	1067620.569	91.3343%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
FX ALPHA PLUS STRATEGY PORTFOLIO — I
MS ALTERNATIVE OPPORTUNITY FUND	82551.474	25.0677%
ATTN: FUND ACCOUNTING GROUP HARBORSIDE FINANCIAL CENTER JERSEY CITY NJ 07311
FX ALPHA PLUS STRATEGY PORTFOLIO — I
PERSHING LLC	64920.227	19.7138%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
FX ALPHA PLUS STRATEGY PORTFOLIO — I
CHARLES SCHWAB & CO INC	56234.27	17.0762%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
FX ALPHA PLUS STRATEGY PORTFOLIO — I
MORGAN STANLEY & CO FBO	17458.533	5.3015%
EQUITY-SWAPS 1585 BROADWAY NEW YORK NY 10036-8200
FX ALPHA STRATEGY PORTFOLIO — A
MORGAN STANLEY & CO	195131.951	72.0576%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
FX ALPHA STRATEGY PORTFOLIO — A
MORGAN STANLEY & CO FBO	16719.029	6.1739%
FACET FINANCIAL, LLC 350 BIG HORN RD UNIT B CASPER WY 82601-1782
FX ALPHA STRATEGY PORTFOLIO — R
MORGAN STANLEY	3351.584	100.0000%
INVESTMENT MANAGEMENT INC ATTN ANTHONY PACIENTE — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
FX ALPHA STRATEGY PORTFOLIO — W
MORGAN STANLEY	3354.09	100.0000%
INVESTMENT MANAGEMENT INC ATTN ANTHONY PACIENTE — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
FX ALPHA STRATEGY PORTFOLIO — C
MORGAN STANLEY & CO	269394.154	95.6048%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311

C-3

Fund and Class	Acct Shares	% Held*

FX ALPHA STRATEGY PORTFOLIO — I
CHARLES SCHWAB & CO INC	27518.335	36.4657%
SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
FX ALPHA STRATEGY PORTFOLIO — I
PERSHING LLC	5475.39	7.2557%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002
FX ALPHA STRATEGY PORTFOLIO — I
NATIONAL FINANCIAL SERVICES LLC	4339.469	5.7504%
CYNTHIA A BESHEL TTEE CYNTHIA A BESHEL TRUST U/A 2/2/90 PO BOX 2425 PRINCETON NJ 08543-2425
GLOBAL ADVANTAGE FUND — A
MORGAN STANLEY & CO	9564434.046	80.3239%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL ADVANTAGE FUND — B
MORGAN STANLEY & CO	491840.719	77.5428%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL ADVANTAGE FUND — C
MORGAN STANLEY & CO	1210619.154	81.7709%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL ADVANTAGE FUND — I
MORGAN STANLEY & CO	13331.146	65.7752%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL ADVANTAGE FUND — I
FIRST CLEARING LLC	2124.596	10.4827%
OLGA HEWIS 10409 E RAVINE VIEW CT N ROYALTON OH 44133-6074
GLOBAL ADVANTAGE FUND — I
FIRST CLEARING, LLC	1833.814	9.0480%
JOHN ORZALLI REVOCABLE TRUST JOHN ORZALLI TTEE 14 SCOTLAND POINT ROAD YORK ME 03909-5222
GLOBAL ADVANTAGE FUND — I
CITIGROUP GLOBAL MARKETS INC	1795.124	8.8571%
ATTN MUTUAL FUNDS DEPARTMENT RECONCILIATION & ACCOUNTS CONTROL 333 WEST 34TH STREET 7TH FLOOR NEW YORK, NY 10001-2402
GLOBAL ADVANTAGE FUND — I
STATE STREET BK & TR CO CUST	1080.94	5.3333%
IRA A/C JOHN E MCVAY 6331 FAIRFAX LINCOLN NE 68505-1678
GLOBAL DIVIDEND GROWTH SECURITIES — A
MORGAN STANLEY & CO	29208821.603	82.1950%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL DIVIDEND GROWTH SECURITIES — B
MORGAN STANLEY & CO	7587081.789	77.9694%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL DIVIDEND GROWTH SECURITIES — C
MORGAN STANLEY & CO	707383.286	87.6198%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL DIVIDEND GROWTH SECURITIES — I
MORGAN STANLEY & CO	119147.46	42.6204%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
GLOBAL DIVIDEND GROWTH SECURITIES — I
STATE STREET BANK AND TRUST CO	87268.19	31.2168%
FBO ADP/MORGAN STANLEY ALLIANCE 105 ROSEMONT AVENUE WESTWOOD MA 02090-2318
GLOBAL DIVIDEND GROWTH SECURITIES — I
MORGAN STANLEY & CO FBO	43032.676	15.3933%
EQUITY-SWAPS 1585 BROADWAY NEW YORK NY 10036-8200
HEALTH SCIENCES TRUST — A
MORGAN STANLEY & CO	7851502.228	80.3245%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HEALTH SCIENCES TRUST — B
MORGAN STANLEY & CO	2438853.931	77.2458%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HEALTH SCIENCES TRUST — C
MORGAN STANLEY & CO	639127.417	78.9676%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HEALTH SCIENCES TRUST — I
MORGAN STANLEY & CO	19051.874	79.3391%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HEALTH SCIENCES TRUST — I
PERSHING LLC	1954.722	8.1402%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002

HEALTH SCIENCES TRUST — I
UBS FINANCIAL SERVICES INC. FBO	1419.715	5.9122%
UBS-FINSVC CDN FBO MR JACK W LUMPKIN P.O. BOX 3321, 1000 HARBOR BLVD WEEHAWKEN NJ 07086-8154
HIGH YIELD SECURITIES INC. — A
MORGAN STANLEY & CO	2714989.252	77.1646%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311

C-4

Fund and Class	Acct Shares	% Held*

HIGH YIELD SECURITIES INC. — B
MORGAN STANLEY & CO	1005225.57	71.1660%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HIGH YIELD SECURITIES INC. — C
MORGAN STANLEY & CO	461456.75	70.3843%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
HIGH YIELD SECURITIES INC. — C
FIRST CLEARING, LLC	42270.583	6.4474%
FBO EST OF PETER A DESANTIS JR 813 HAMILTON CREEK RD THOMASVILLE GA 31757-0238
HIGH YIELD SECURITIES INC. — I
MORGAN STANLEY & CO	1314088.7	52.1451%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
INTERNATIONAL GROWTH EQUITY PORTFOLIO — P
MORGAN STANLEY INVESTMENT MGMT	10000	60.2663%
ATTENTION LAWRENCE MARKEY ONE TOWER BRIDGE 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
INTERNATIONAL GROWTH EQUITY PORTFOLIO — P
MORGAN STANLEY & CO	6593.035	39.7337%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
INTERNATIONAL GROWTH EQUITY PORTFOLIO — I
GMAC LLC RTRMNT SVNGS PLAN — CORE	2684198.556	40.1672%
TTEE STATE STREET BANK AND TRUST CO ATTN CHRISTINE GINN 105 ROSEMONT AVENUE WESTWOOD MA 02090-2318
INTERNATIONAL GROWTH EQUITY PORTFOLIO — I
MAC & CO	2270210.054	33.9721%
ATTN MUTUAL FUND OPERATIONS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198
INTERNATIONAL GROWTH EQUITY PORTFOLIO — I
MODERN WOODMEN OF AMERICA	1090116.279	16.3128%
1701 1ST AVENUE ROCK ISLAND IL 61201-8780
INTERNATIONAL GROWTH EQUITY PORTFOLIO — I
MAC & CO	426218.205	6.3781%
ATTN MUTUAL FUND OPS PO BOX 3198 525 WILLIAM PENN PLACE PITTSBURGH PA 15230-3198
LARGE CAP RELATIVE VALUE PORTFOLIO — P
FIDELITY INVESTMENTS INST’L OPERATIONS CO FIIOC AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS	5200531.29	98.3249%
100 MAGELLAN WAY KW1C COVINGTON KY 41015-1999
LARGE CAP RELATIVE VALUE PORTFOLIO — I
JP MORGAN CHASE BANK AS TRUSTEE	14289272.521	63.6675%
FBO CISCO SYSTEMS, INC. 401(K) PLAN ATTN: JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317
LARGE CAP RELATIVE VALUE PORTFOLIO — I
FIDELITY INVESTMENTS INST’L OPERATIONS CO FIIOC AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS	7191076.81	32.0407%
100 MAGELLAN WAY KW1C COVINGTON KY 41015-1999
MID-CAP VALUE FUND — A
MORGAN STANLEY & CO	1671876.005	82.1116%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
MID-CAP VALUE FUND — B
MORGAN STANLEY & CO	1208017.584	77.3605%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
MID-CAP VALUE FUND — C
MORGAN STANLEY & CO	560500.659	82.9847%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
MID-CAP VALUE FUND — I
MORGAN STANLEY & CO	9810474.336	97.1676%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
MUNICIPAL PORTFOLIO — I
MORGAN STANLEY & CO	10930100.301	40.3301%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
MUNICIPAL PORTFOLIO — I
CHARLES SCHWAB & CO INC	4510661.976	16.6435%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
MUNICIPAL PORTFOLIO — I
LPL FBO LPL CUSTOMERS	3293327.064	12.1518%
ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046
MUNICIPAL PORTFOLIO — I
MORGAN STANLEY & CO FBO	2410289.087	8.8935%
JUDITH L BIGGS TTEE JUDITH L BIGGS 2009 GRANTOR RETAINED ANNUITY TRUST DTD 390 RIVERSVILLE RD GREENWICH CT 06831-3200
MUNICIPAL PORTFOLIO — I
PERSHING LLC	2280179.048	8.4134%
ATTN JOE MATTIELLO ONE PERSHING PLAZA 14TH FL JERSEY CITY NJ 07399-0001
MUNICIPAL PORTFOLIO — H
MORGAN STANLEY & CO	505832.133	93.6047%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
MUNICIPAL PORTFOLIO — P
MORGAN STANLEY & CO	1335352.529	64.9511%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311

C-5

Fund and Class	Acct Shares	% Held*

MUNICIPAL PORTFOLIO — P
PERSHING LLC	509324.332	24.7734%
ATTN JOE MATTIELLO ONE PERSHING PLAZA 14TH FL JERSEY CITY NJ 07399-0001
MUNICIPAL PORTFOLIO — P
IITC & CO	128801.105	6.2648%
P O BOX 189 NIWOT CO 80544-0189
MUNICIPAL PORTFOLIO — L
MORGAN STANLEY & CO	5576358.876	90.9297%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
NEW YORK TAX-FREE INCOME FUND — A
MORGAN STANLEY & CO	3409139.053	80.1116%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
NEW YORK TAX-FREE INCOME FUND — A
CITIGROUP GLOBAL MARKETS INC	215861.294	5.0725%
ATTN MUTUAL FUNDS DEPARTMENT RECONCILIATION & ACCOUNTS CONTROL 333 WEST 34TH STREET 7TH FLOOR NEW YORK, NY 10001-2402
NEW YORK TAX-FREE INCOME FUND — B
MORGAN STANLEY & CO	1074264.397	77.4997%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
NEW YORK TAX-FREE INCOME FUND — C
MORGAN STANLEY & CO	223043.64	72.0063%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
NEW YORK TAX-FREE INCOME FUND — C
UBS FINANCIAL SERVICES INC FBO	27821.69	8.9818%
MARIE G LOGUERCIO 20 WATERSIDE PLZ APT 20H NEW YORK NY 10010-2615
NEW YORK TAX-FREE INCOME FUND — C
UBS FINANCIAL SERVICES INC FBO	15925.112	5.1412%
ETHEL DICKER DAVID DICKER JTWROS 19 PARKDALE DR S FARMINGDALE NY 11735-6713
NEW YORK TAX-FREE INCOME FUND — I
MORGAN STANLEY & CO	422321.061	71.9540%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
NEW YORK TAX-FREE INCOME FUND — I
UBS FINANCIAL SERVICES INC. FBO	41273.518	7.0321%
STANLEY ZINN 402 E 90TH ST APT 9F NEW YORK NY 10128-5137
NEW YORK TAX-FREE INCOME FUND — I
CITIGROUP GLOBAL MARKETS INC	30992.387	5.2804%
ATTN MUTUAL FUNDS DEPARTMENT RECONCILIATION & ACCOUNTS CONTROL 333 WEST 34TH STREET 7TH FLOOR NEW YORK, NY 10001-2402
PACIFIC GROWTH FUND INC — A
MORGAN STANLEY & CO	4096961.005	75.5701%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
PACIFIC GROWTH FUND INC — B
MORGAN STANLEY & CO	449877.674	78.3060%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
PACIFIC GROWTH FUND INC — R
MORGAN STANLEY	4290.694	100.0000%
INVESTMENT MANAGEMENT INC ATTN LAWRENCE MARKEY — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
PACIFIC GROWTH FUND INC — W
MORGAN STANLEY	4296.42	80.7805%
INVESTMENT MANAGEMENT INC ATTN LAWRENCE MARKEY — CONTROLLERS 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
PACIFIC GROWTH FUND INC — W
CHARLES SCHWAB & CO INC	1022.218	19.2195%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
PACIFIC GROWTH FUND INC — C
MORGAN STANLEY & CO	241815.293	80.0807%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
PACIFIC GROWTH FUND INC — I
MORGAN STANLEY & CO FBO	60689.105	66.4909%
EQUITY-SWAPS 1585 BROADWAY NEW YORK NY 10036-8200
PACIFIC GROWTH FUND INC — I
MORGAN STANLEY & CO	18659.167	20.4430%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
PACIFIC GROWTH FUND INC — I
STATE STREET BANK AND TRUST CO	8201.341	8.9854%
FBO ADP/MORGAN STANLEY 105 ROSEMONT AVE WESTWOOD MA 02090-2318
S&P 500 INDEX FUND — A
MORGAN STANLEY & CO	16348899.475	52.9333%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
S&P 500 INDEX FUND — A
STATE STREET BANK AND TRUST CO	8474326.265	27.4376%
FBO ADP/MORGAN STANLEY ALLIANCE 105 ROSEMONT AVENUE WESTWOOD MA 02090-2318
S&P 500 INDEX FUND — B
MORGAN STANLEY & CO	6249372.594	73.2784%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311

C-6

Fund and Class	Acct Shares	% Held*

S&P 500 INDEX FUND — C
MORGAN STANLEY & CO	5234738.416	78.4867%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
S&P 500 INDEX FUND — I
MORGAN STANLEY & CO	1047497.035	50.7227%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
S&P 500 INDEX FUND — I
STATE STREET BANK AND TRUST CO	905388.72	43.8414%
FBO ADP/MORGAN STANLEY ALLIANCE 105 ROSEMONT AVENUE WESTWOOD MA 02090-2318
SMALL-MID SPECIAL VALUE FUND — A
MORGAN STANLEY & CO	1918293.818	74.8351%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SMALL-MID SPECIAL VALUE FUND — A
CITIGROUP GLOBAL MARKETS INC	131164.436	5.1169%
ATTN MUTUAL FUNDS DEPARTMENT RECONCILIATION & ACCOUNTS CONTROL NEW YORK NY 11111
SMALL-MID SPECIAL VALUE FUND — B
MORGAN STANLEY & CO	4003388.234	75.0520%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SMALL-MID SPECIAL VALUE FUND — C
MORGAN STANLEY & CO	1292878.132	73.2785%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SMALL-MID SPECIAL VALUE FUND — I
MORGAN STANLEY & CO	523594.221	92.7171%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SPECIAL VALUE FUND — A
MORGAN STANLEY & CO	9855565.45	45.7885%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SPECIAL VALUE FUND — A
STATE STREET BANK AND TRUST CO	5927106.143	27.5371%
FBO ADP/MORGAN STANLEY ALLIANCE 105 ROSEMONT AVENUE WESTWOOD MA 02090-2318
SPECIAL VALUE FUND — A
CHARLES SCHWAB & CO INC	1500453.776	6.9710%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
SPECIAL VALUE FUND — B
MORGAN STANLEY & CO	3806553.45	73.6426%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SPECIAL VALUE FUND — C
MORGAN STANLEY & CO	1357021.298	65.9761%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SPECIAL VALUE FUND — I
STATE STREET BANK AND TRUST CO	65949.097	41.6799%
FBO ADP/MORGAN STANLEY ALLIANCE 105 ROSEMONT AVENUE WESTWOOD MA 02090-2318
SPECIAL VALUE FUND — I
MORGAN STANLEY & CO	39080.641	24.6990%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
SPECIAL VALUE FUND — I
NFS LLC FEBO	14090.446	8.9052%
STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139
SPECIAL VALUE FUND — I
AST CAPITAL TRUST CO OF DE TTEE FBO	13971.068	8.8297%
KERSHAW COUNTY MEDICAL CENTER 403B PO BOX 52129 PHOENIX AZ 85072-2129
TAX-EXEMPT SECURITIES TRUST — A
MORGAN STANLEY & CO	12310611.374	81.0630%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
TAX-EXEMPT SECURITIES TRUST — B
MORGAN STANLEY & CO	2641382.823	78.2747%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
TAX-EXEMPT SECURITIES TRUST — C
MORGAN STANLEY & CO	1763304.51	82.1024%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
TAX-EXEMPT SECURITIES TRUST — I
MORGAN STANLEY & CO	35083626.646	69.9358%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
TAX-EXEMPT SECURITIES TRUST — I
CITIGROUP GLOBAL MARKETS INC	2641456.686	5.2655%
ATTN MUTUAL FUNDS DEPARTMENT RECONCILIATION & ACCOUNTS CONTROL 333 WEST 34TH STREET 7TH FLOOR NEW YORK, NY 10001-2402
TECHNOLOGY FUND — A
MORGAN STANLEY & CO	7949807.67	74.9786%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
TECHNOLOGY FUND — A
STATE STREET BANK AND TRUST CO	579768.905	5.4681%
FBO ADP/MORGAN STANLEY ALLIANCE 105 ROSEMONT AVENUE WESTWOOD MA 02090-2318

C-7

Fund and Class	Acct Shares	% Held*

TECHNOLOGY FUND — B
MORGAN STANLEY & CO	1288289.454	69.7147%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
TECHNOLOGY FUND — C
MORGAN STANLEY & CO	937905.302	75.9780%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
TECHNOLOGY FUND — I
MORGAN STANLEY & CO	15041.776	48.4201%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
TECHNOLOGY FUND — I
STATE STREET BANK AND TRUST CO	6714.406	21.6140%
FBO ADP/MORGAN STANLEY ALLIANCE 105 ROSEMONT AVENUE WESTWOOD MA 02090-2318
TECHNOLOGY FUND — I
CITIGROUP OMNIBUS ACCOUNT	4942.315	15.9095%
FBO OF ITS CUSTOMERS 333 WEST 34 STREET NEW YORK NY 10001-2402
U.S. MID CAP VALUE PORTFOLIO — INVESTMENT
NATIONAL FINANCIAL SERVICES LLC	80838.848	43.9344%
200 LIBERTY STREET NEW YORK NY 10281-1003
U.S. MID CAP VALUE PORTFOLIO — INVESTMENT
WILMINGTON TRUST COMP TTEE FBO	76859.147	41.7715%
MULTICARE HLTH SYS 403B EMP SVGS C O MUTUAL FUNDS P O BOX 8880 WILMINGTON DE 19899-8880
U.S. MID CAP VALUE PORTFOLIO — INVESTMENT
PERSHING LLC	15209.556	8.2661%
ATTN JOE MATTIELLO ONE PERSHING PLAZA 14TH FL JERSEY CITY NJ 07399-0001
U.S. MID CAP VALUE PORTFOLIO — I
MAC & CO	1202172.878	34.1629%
FBO HERTZ CORP ATTN MUTUAL FUND OPERATIONS 525 WILLIAM PENN PLACE PITTSBURGH PA 15219-1707
U.S. MID CAP VALUE PORTFOLIO — I
FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS FIIOC AS AGENT FOR CERTAIN EE BENEFIT PLANS	1006617.073	28.6057%
100 MAGELLAN WAY KW1C COVINGTON KY 41015-1999
U.S. MID CAP VALUE PORTFOLIO — I
CHARLES SCHWAB & CO INC	327880.054	9.3176%
SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
U.S. MID CAP VALUE PORTFOLIO — I
NATIONAL FINCL SERVICES CORP FBO	251144.191	7.1369%
THEIR CUSTOMERS P O BOX 3908 CHURCH STREET STATION NEW YORK NY 10008-3908
U.S. MID CAP VALUE PORTFOLIO — P
MORGAN STANLEY & CO	409082.681	36.8828%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
U.S. MID CAP VALUE PORTFOLIO — P
PRIAC AS TTEE/CUSTODIAN FBO VARIOUS RETIREMENT PLANS	301675.578	27.1990%
801 PENNSYLVANIA KANSAS CITY MO 64105-1307
U.S. MID CAP VALUE PORTFOLIO — P
FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO FIIOC AS AGENT FOR CERTAIN EE BENEFIT PLANS	182016.008	16.4105%
100 MAGELLAN WAY KW1C COVINGTON KY 41015-1999
U.S. MID CAP VALUE PORTFOLIO — P
NATIONAL FINCL SERVICES CORPORATION	79710.07	7.1866%
FOR EXCLUSIVE BNFT OF OUR CUST ATTN MUTUAL FUNDS DEPT 5TH FLOOR ONE WORLD FINANCIAL CENTER NEW YORK NY 10281-1003
U.S. MID CAP VALUE PORTFOLIO — P
CHARLES SCHWAB & CO INC	78325.268	7.0618%
ATTN MUTUAL FUNDS SPECIAL CUSTODY FBO CUSTOMERS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
U.S. SMALL CAP VALUE PORTFOLIO — I
MORGAN STANLEY & CO	12172834.017	43.0306%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
U.S. SMALL CAP VALUE PORTFOLIO — I
FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS FIIOC AS AGENT FOR CERTAIN EE BENEFIT PLANS	6565196.338	23.2078%
100 MAGELLAN WAY KW1C COVINGTON KY 41015-1999
U.S. SMALL CAP VALUE PORTFOLIO — I
NATIONAL FINCL SERVICES CORP FBO	2994277.288	10.5847%
THEIR CUSTOMERS P O BOX 3908 CHURCH STREET STATION NEW YORK NY 10008-3908
U.S. SMALL CAP VALUE PORTFOLIO — P
NATIONAL FINANCIAL SERVICES LLC	1610869.326	25.2073%
200 LIBERTY STREET NEW YORK NY 10281-1003
U.S. SMALL CAP VALUE PORTFOLIO — P
MORGAN STANLEY & CO	1304041.697	20.4059%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
U.S. SMALL CAP VALUE PORTFOLIO — P
PERSHING LLC	843250.638	13.1954%
ATTN JOE MATTIELLO ONE PERSHING PLAZA 14TH FL JERSEY CITY NJ 07399-0001

C-8

Fund and Class	Acct Shares	% Held*

U.S. SMALL CAP VALUE PORTFOLIO — P
CHARLES SCHWAB & CO INC	835162.316	13.0688%
SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
U.S. SMALL/MID CAP VALUE PORTFOLIO — P
MORGAN STANLEY INVESTMENT MGMT	10000	100.0000%
ATTENTION LAWRENCE MARKEY ONE TOWER BRIDGE 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
U.S. SMALL/MID CAP VALUE PORTFOLIO — I
MORGAN STANLEY INVESTMENT MGMT	1990000	70.8188%
ATTENTION LAWRENCE MARKEY ONE TOWER BRIDGE 100 FRONT STREET WEST CONSHOHOCKEN PA 19428-2800
U.S. SMALL/MID CAP VALUE PORTFOLIO — I
MERCER TRUST COMPANY TTEE FBO	586134.463	20.8590%
CENVEO 401 K SAVINGS RETIREMENT PLAN FOR NON UNION EMPLOYEES MAILSTOP N-2-G PLAN#650350 ONE INVESTORS WAY NORWOOD MA 02062-1599
U.S. SMALL/MID CAP VALUE PORTFOLIO — I
DCGT AS CUST. AND/OR TTEE	159057.908	5.6604%
FBO VARIOUS QUAL RETIREMENT PL ATTN RIS NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001
VALUE FUND — A
MORGAN STANLEY & CO	5836953.713	84.1235%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
VALUE FUND — B
MORGAN STANLEY & CO	1686580.809	71.3178%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
VALUE FUND — C
MORGAN STANLEY & CO	683753.36	80.0680%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
VALUE FUND — I
MORGAN STANLEY & CO	30313.215	88.0172%
HARBORSIDE FINANCIAL CENTER PLAZA II 3RD FLOOR JERSEY CITY NJ 07311
VALUE FUND — I
STATE STREET BK & TR CO CUST	2039.553	5.9220%
IRA A/C WILLIAM R CARVINE 404 BRANDYWINE BLVD COLONIAL WOODS WILM DE 19803-1806
VALUE PORTFOLIO — I
CHARLES SCHWAB & CO INC	2249019.378	32.5034%
SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151
VALUE PORTFOLIO — I
FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS FIIOC AS AGENT FOR CERTAIN EE BENEFIT PLANS	1452225.151	20.9879%
100 MAGELLAN WAY KW1C COVINGTON KY 41015-1999
VALUE PORTFOLIO — I
WAVEBOARD & CO	1440842.647	20.8234%
STATE STREET CORP ATTN NICK ERICKSON 801 PENNSYLVANIA AVE KANSAS CITY MO 64105-1307
VALUE PORTFOLIO — I
NATIONAL FINCL SERVICES CORP FBO	444458.585	6.4234%
THEIR CUSTOMERS P O BOX 3908 CHURCH STREET STATION NEW YORK NY 10008-3908
VALUE PORTFOLIO — I
AMERITRADE INC.	354220.201	5.1193%
FOR EXCLUSIVE BENEFIT OF OUR CLNTS PO BOX 2226 OMAHA NE 68103-2226
VALUE PORTFOLIO — P
FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO FIIOC AS AGENT FOR CERTAIN EE BENEFIT PLANS	4154925.212	49.5519%
100 MAGELLAN WAY KW1C COVINGTON KY 41015-1999
VALUE PORTFOLIO — P
MERCER TRUST COMPANY	3917651.594	46.7222%
TTEE FBO WYETH SAVINGS PLAN ONE INVESTORS WAY MS N-7-J NORWOOD MA 02062-1599

*	The relevant MS Fund has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best knowledge of each MS Fund, the ownership of shares of a MS Fund by executive officers and trustees of the Fund as a group constituted less than 1% of each outstanding class of shares of the MS Fund as of December 31, 2009.

C-9

EXHIBIT D

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Borrowing (Proposed is Combined with Senior Securities)

	MS Fund Fundamental Borrowing Restriction	Acquiring Fund Fundamental Borrowing
Fund	(The Fund may not . . .)	Restriction (The Fund may not . . .)

Morgan Stanley Alternative Opportunities Fund
Morgan Stanley Balanced Fund
Morgan Stanley California Tax-Free Income Fund
Morgan Stanley Commodities Alpha Fund
Morgan Stanley Convertible Securities Trust
Morgan Stanley Dividend Growth Securities Inc.
Morgan Stanley Equally-Weighted S&P 500 Fund
Morgan Stanley Fundamental Value Fund
The FX Alpha Plus Strategy Portfolio The FX Alpha Strategy Portfolio
Morgan Stanley Global Advantage Fund
Morgan Stanley Global Dividend Growth Securities
Morgan Stanley Health Sciences Trust
Morgan Stanley High Yield Securities Inc.
International Growth Equity Portfolio Morgan Stanley Mid-Cap Value Fund
Municipal Portfolio
Morgan Stanley New York Tax-Free Income Fund
Morgan Stanley Pacific Growth Fund
Inc.
Morgan Stanley S&P 500 Index Fund
Morgan Stanley Small-Mid Special Value Fund
Morgan Stanley Special Value Fund
Morgan Stanley Tax-Exempt Securities Trust
Morgan Stanley Technology Fund
U.S. Mid Cap Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Small/Mid Cap Value Portfolio Morgan Stanley Value Fund
Value Portfolio	Borrow money, except that the Fund may borrow money to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief. Borrowings are generally limited to an amount exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).]
Large Cap Relative Value Portfolio	Issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

* * * *

D-1

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Senior Securities (Proposed is Combined with Borrowing)

	MS Fund Fundamental Senior Securities	Acquiring Fund Fundamental Senior Securities
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

Morgan Stanley Alternative Opportunities Fund
Morgan Stanley Balanced Fund
Morgan Stanley California Tax-Free Income Fund
Morgan Stanley Commodities Alpha Fund
Morgan Stanley Convertible Securities Trust
Morgan Stanley Dividend Growth Securities Inc.
Morgan Stanley Equally-Weighted S&P 500 Fund
Morgan Stanley Fundamental Value Fund
The FX Alpha Plus Strategy Portfolio The FX Alpha Strategy Portfolio
Morgan Stanley Global Advantage Fund
Morgan Stanley Global Dividend Growth Securities
Morgan Stanley Health Sciences Trust
Morgan Stanley High Yield Securities Inc.
International Growth Equity Portfolio
Morgan Stanley Mid-Cap Value Fund
Municipal Portfolio
Morgan Stanley New York Tax-Free Income Fund
Morgan Stanley Pacific Growth Fund
Inc.
Morgan Stanley S&P 500 Index Fund
Morgan Stanley Small-Mid Special Value Fund
Morgan Stanley Special Value Fund
Morgan Stanley Tax-Exempt Securities Trust
Morgan Stanley Technology Fund
U.S. Mid Cap Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Small/Mid Cap Value Portfolio
Morgan Stanley Value Fund
Value Portfolio	Issue senior securities, except the Fund may issue senior securities to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.	Borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

* * * *

D-2

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Underwriting

	MS Fund Fundamental Underwriting Restriction	Acquiring Fund Fundamental Underwriting
Fund	(The Fund may not . . .)	Restriction (The Fund may not . . .)

Morgan Stanley Alternative Opportunities Fund	Engage in the underwriting of securities, except insofar as the Fund or an Underlying Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
Morgan Stanley Balanced Fund
Morgan Stanley California Tax-Free Income Fund
Morgan Stanley Commodities Alpha Fund
Morgan Stanley Convertible Securities Trust
Morgan Stanley Dividend Growth Securities Inc.
Morgan Stanley Equally-Weighted S&P 500 Fund
Morgan Stanley Fundamental Value Fund
The FX Alpha Plus Strategy Portfolio The FX Alpha Strategy Portfolio
Morgan Stanley Global Advantage Fund
Morgan Stanley Global Dividend Growth Securities
Morgan Stanley Health Sciences Trust
Morgan Stanley High Yield Securities Inc.
Morgan Stanley Mid-Cap Value Fund
Morgan Stanley New York Tax-Free Income Fund
Morgan Stanley Pacific Growth Fund
Inc.
Morgan Stanley S&P 500 Index Fund
Morgan Stanley Small-Mid Special Value Fund
Morgan Stanley Special Value Fund
Morgan Stanley Tax-Exempt Securities Trust
Morgan Stanley Technology Fund
Morgan Stanley Value Fund	Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
International Growth Equity Portfolio Large Cap Relative Value Portfolio
U.S. Small/Mid Cap Value Portfolio Municipal Portfolio
U.S. Mid Cap Value Portfolio
U.S. Small Cap Value Portfolio Value Portfolio	Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities.	Underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

* * * *

D-3

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Real Estate

	MS Fund Fundamental Real Estate Restriction	Acquiring Fund Fundamental Real Estate
Fund	(The Fund may not . . .)	Restriction (The Fund may not . . .)

Morgan Stanley Alternative Opportunities Fund	Purchase or sell real estate or interests therein, although the Fund may purchase Underlying Funds which purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
Morgan Stanley Balanced Fund
Morgan Stanley Dividend Growth Securities Inc.
Morgan Stanley Global Advantage Fund
Morgan Stanley Mid-Cap Value Fund
Morgan Stanley Pacific Growth Fund
Inc.
Morgan Stanley S&P 500 Index Fund
Morgan Stanley Special Value Fund
Morgan Stanley Technology Fund
The FX Alpha Plus Strategy Portfolio The FX Alpha Strategy Portfolio	Purchase or sell real estate or interests therein (including limited partnership interests), although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
Morgan Stanley California Tax-Free Income Fund Morgan Stanley New York Tax-Free Income Fund Morgan Stanley Tax-Exempt Securities Trust	Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
Morgan Stanley High Yield Securities Inc.
Morgan Stanley Commodities Alpha Fund
Morgan Stanley Convertible Securities Trust
Morgan Stanley Equally-Weighted S&P 500 Fund
Morgan Stanley Global Dividend Growth Securities
Morgan Stanley Health Sciences Trust
Morgan Stanley Value Fund	Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
Morgan Stanley Fundamental Value Fund Morgan Stanley Small-Mid Special Value Fund	Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, except that the Fund may invest in real estate limited partnership interests.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

D-4

	MS Fund Fundamental Real Estate Restriction	Acquiring Fund Fundamental Real Estate
Fund	(The Fund may not . . .)	Restriction (The Fund may not . . .)

International Growth Equity Portfolio Large Cap Relative Value Portfolio U.S. Small/Mid Cap Value Portfolio	Purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
Municipal Portfolio U.S. Mid Cap Value Portfolio U.S. Small Cap Value Portfolio Value Portfolio	Purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate.	Purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

* * * *

D-5

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Commodities

	MS Fund Fundamental Commodities Restriction	Acquiring Fund Fundamental Commodities
Fund	(The Fund may not . . .)	Restriction (The Fund may not . . .)

Morgan Stanley Alternative Opportunities Fund
Morgan Stanley Balanced Fund
Morgan Stanley California Tax-Free Income Fund
Morgan Stanley Commodities Alpha Fund
Morgan Stanley Convertible Securities Trust
Morgan Stanley Dividend Growth Securities Inc.
Morgan Stanley Equally-Weighted S&P 500 Fund
Morgan Stanley Fundamental Value Fund
Morgan Stanley Global Advantage Fund
Morgan Stanley Global Dividend Growth Securities
Morgan Stanley Health Sciences Trust
Morgan Stanley High Yield Securities Inc.
Morgan Stanley Mid-Cap Value Fund
Morgan Stanley New York Tax-Free Income Fund
Morgan Stanley Pacific Growth Fund Inc.
Morgan Stanley S&P 500 Index Fund
Morgan Stanley Small-Mid Special Value Fund
Morgan Stanley Special Value Fund
Morgan Stanley Tax-Exempt Securities Trust
Morgan Stanley Technology Fund Morgan Stanley Value Fund
International Growth Equity Portfolio
Municipal Portfolio
U.S. Mid Cap Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Small/Mid Cap Value Portfolio
Value Portfolio
The FX Alpha Plus Strategy Portfolio
The FX Alpha Strategy Portfolio	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
Large Cap Relative Value Portfolio	Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities).	Purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

* * * *

D-6

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Loans

	MS Fund Fundamental Lending Restriction	Acquiring Fund Fundamental Lending Restriction
Fund	(The Fund may not . . .)	(The Fund may not . . .)

Morgan Stanley Balanced Fund
Morgan Stanley California Tax-Free Income Fund
Morgan Stanley Commodities Alpha Fund
Morgan Stanley Dividend Growth Securities Inc.
Morgan Stanley Equally-Weighted S&P 500 Fund
Morgan Stanley Mid-Cap Value Fund
Morgan Stanley New York Tax-Free Income Fund
Morgan Stanley Pacific Growth Fund
Inc.
Morgan Stanley Small-Mid Special Value Fund
Morgan Stanley Tax-Exempt Securities Trust
Morgan Stanley Technology Fund
Morgan Stanley Alternative Opportunities Fund
Morgan Stanley Convertible Securities Trust
Morgan Stanley Fundamental Value Fund
Morgan Stanley Global Advantage Fund
Morgan Stanley Global Dividend Growth Securities
Morgan Stanley High Yield Securities Inc.
Morgan Stanley S&P 500 Index Fund
Morgan Stanley Special Value Fund
Morgan Stanley Value Fund
Morgan Stanley Health Sciences Trust
International Growth Equity Portfolio Municipal Portfolio
U.S. Mid Cap Value Fund Portfolio
U.S. Small Cap Value Portfolio U.S. Small/Mid Cap Value Portfolio Value Portfolio
The FX Alpha Plus Strategy Portfolio The FX Alpha Strategy Portfolio	Make loans of money or property to any person, except (a) to the extent that securities or interests in which the Fund may invest are considered to be loans, (b) through the loan of portfolio securities, (c) by engaging in repurchase agreements or (d) as may otherwise be permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.
Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief.]

Large Cap Relative Value Portfolio	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements.	Make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

* * * *

D-7

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Industry Concentration

	MS Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry
Fund	Restriction (The Fund may not . . .)	Concentration Restriction (The Fund may not . . .)

Morgan Stanley Alternative Opportunities Fund	Invest 25% or more of the value of its total assets in securities of issuers in any one industry, except that the Fund will concentrate its investments in the investment company industry. This restriction also does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
The Invesco Alternative Opportunities Fund will make investment that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies.

[The “1940 Act Laws, Interpretations and Exemptions” means the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff, or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief. Historically, the SEC staff has taken the position that if a fund invests more than 25% of its assets in the securities of issuers in a single industry, the fund is concentrating in that industry.]

Morgan Stanley S&P 500 Index Fund
Morgan Stanley Value Fund
Morgan Stanley Commodities Alpha Fund
Morgan Stanley Equally-Weighted S&P 500 Fund
Morgan Stanley Fundamental Value Fund
The FX Alpha Plus Strategy Portfolio
The FX Alpha Strategy Portfolio
Morgan Stanley Global Advantage Fund
Morgan Stanley Global Dividend Growth Securities
Morgan Stanley Mid-Cap Value Fund
Morgan Stanley Small-Mid Special Value Fund
Morgan Stanley Special Value Fund
Morgan Stanley Balanced Fund	Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

D-8

	MS Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry
Fund	Restriction (The Fund may not . . .)	Concentration Restriction (The Fund may not . . .)

Morgan Stanley New York Tax-Free Income Fund	Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to municipal obligations, including those issued by the State of New York or its political subdivisions.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or ... (iv) with respect to Invesco New York Tax-Free Income Fund, municipal obligations, including those issued by the State of New York or its political subdivisions In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
Morgan Stanley California Tax-Free Income Fund	Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to municipal obligations, including those issued by the State of California or its political subdivisions.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to Invesco California Tax-Free Income Fund, municipal obligations, including those issued by the State of California or its political subdivisions, ... In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
Morgan Stanley Convertible Securities Trust	Invest more than 25% of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

D-9

	MS Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry
Fund	Restriction (The Fund may not . . .)	Concentration Restriction (The Fund may not . . .)

Morgan Stanley Dividend Growth Securities Inc.	Invest more than 25% of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to bank obligations or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
Morgan Stanley Health Sciences Trust	Invest 25% or more of the value of its total assets in securities of issuers in any one industry, except the Fund will invest at least 25% of the value of its total assets in the health sciences industry.	The Invesco Health Sciences Fund will invest at least 25% of the value of its total assets in the health sciences industry.
Morgan Stanley High Yield Securities Inc.	Invest more than 25% of its total assets in securities of issuers in any one industry. For purposes of this restriction, gas, electric, water and telephone utilities will each be treated as being a separate industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
Large Cap Relative Value Portfolio International Growth Equity Portfolio U.S. Small/Mid Cap Value Portfolio	Acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

D-10

	MS Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry
Fund	Restriction (The Fund may not . . .)	Concentration Restriction (The Fund may not . . .)

Municipal Portfolio U.S. Mid Cap Value Fund Portfolio U.S. Small Cap Value Portfolio Value Portfolio	Acquire any securities of companies within one industry, if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry; provided, however that(i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iv) asset-backed securities will be classified according to the underlying assets securing such securities.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) with respect to AIM Tax-Exempt Cash Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
Morgan Stanley Pacific Growth Fund Inc.	Invest 25% or more of the value of its total assets in securities of issuers in any one industry.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
Morgan Stanley Technology Fund	Invest 25% or more of the value of its total assets in securities of issuers in any one industry. This restriction does not apply to securities of the communications and information industry or to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.	Invesco Technology Sector Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in the communications and information industry.

D-11

	MS Fund Fundamental Industry Concentration	Acquiring Fund Fundamental Industry
Fund	Restriction (The Fund may not . . .)	Concentration Restriction (The Fund may not . . .)

Morgan Stanley Tax-Exempt Securities Trust	Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to cash equivalents.	Make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

* * * *

D-12

MS Fund and Acquiring Fund Fundamental Investment Restrictions Required
Under the 1940 Act — Oil, Gas, Minerals

	MS Fund Fundamental Oil, Gas, Minerals	Acquiring Fund Fundamental Oil, Gas, Minerals
Fund	Restriction (The Fund may not . . .)	Restriction (The Fund may not . . .)

International Growth Equity Portfolio Large Cap Relative Value Portfolio	Write or acquire options or interests in oil, gas or other mineral exploration or development programs.	None

D-13

EXHIBIT E

FORM OF AGREEMENT AND PLAN OF REORGANIZATION
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this      day of          , 2010 by and among (i) each of the Van Kampen and Morgan Stanley open-end registered investment companies identified on Exhibit A hereto (each a “Target Entity”) separately, where applicable, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) Morgan Stanley Investment Management Inc. (“MSIM”); (iii) Morgan Stanley Investment Advisors Inc. (“MSIA”); (iv) Van Kampen Asset Management (“VKAM”); (v) each of the registrants in the AIM Family of Funds identified on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (vi) Invesco Advisers, Inc. (“IAI”).

WHEREAS, Morgan Stanley entered into a definitive agreement dated October 19, 2009 (the ‘‘Transaction Agreement”) to sell substantially all of its retail asset management business operating under both the Morgan Stanley and Van Kampen brands to Invesco, Ltd. (“Invesco”) (referred to herein as the “MS/Invesco Transaction”);

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets (other than seed capital) or liabilities, created for the purpose of acquiring the assets and liabilities of the Target Fund;

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use its best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its charter and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees, which shall be provided to the Acquiring Fund prior to the Valuation Date.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Valuation Date, provided that, if more than one class of shares of the Target Fund is being exchanged for a single class of shares of the Acquiring Fund, then the net asset value per share of such class of shares of the Acquiring Fund issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund having attributes most consistent with the Acquiring Fund share class, as determined by the Acquiring Fund (the “Primary Share Class”), or the net asset value of such other class of shares of the Target Fund as the parties may mutually agree.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Valuation Time, provided that if two or more classes of shares of the Target Fund are exchanged for a single class of shares of the Acquiring Fund, then the number of Acquiring Fund shares issued with respect to each such Target Fund class, other than the Primary Share Class, shall equal the quotient of the net asset value of such class divided by the net asset value per share of the Primary Share Class, all as of the Valuation Time.

(d) All computations of value shall be made by the Target Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund’s recordkeeping agent and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on          , 2010 or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its Custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations (the “AML Documentation”) and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the ‘‘Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees/Directors of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. Each Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to its corresponding Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is duly organized or, where applicable, the Target Fund is duly organized as a series of the Target Entity, which is an entity of the type and organized under the laws of the jurisdiction as set forth on Exhibit B, in each case validly existing and in good standing and with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the ‘‘Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between October 1, 2001 and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information and the value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve month period preceding the date hereof which would have a material adverse effect on such Target Fund or its properties or assets;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i) Except as otherwise disclosed in writing to and accepted by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(j) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, unless the Target Fund has been advised by the Acquiring Fund that the Acquiring Fund will deliver an opinion of counsel that the Reorganization qualifies as a reorganization under Section 368(a)(1)(F) as provided by Section 8.6 below, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date and (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover);

(n) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or Notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares, except for the automatic conversion right of holders of Class B and Class P shares, as applicable, of the Target Fund to convert to Class A shares in accordance with the terms set forth in the Target Fund’s Prospectus and Statement of Additional Information and Governing Documents;

(o) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the directors or trustees, as applicable, of the Target Entity and, subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(p) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(q) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(r) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(s) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to its corresponding Target Entity and Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Amended and Restated Agreement and Declaration of Trust or Second Amended and Restated Agreement and Declaration of Trust, as applicable, in each case, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) On the Closing Date, the Acquiring Fund will have no assets other than nominal capital contributed by Invesco or its affiliates;

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Agreement and Declaration of Trust or by-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(g) Except as otherwise disclosed in writing to and accepted by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h) The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last 12 months, without assets (other than seed capital) or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Invesco or its affiliate to secure any required initial shareholder approvals;

(i) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

(j) The Acquiring Fund was formed for the purpose of the respective Reorganization and intends to elect to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will satisfy the requirements of Part I of Subchapter M of the Code to maintain qualification as a regulated investment company beginning on the first day of its current taxable year. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(k) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, all offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. The Acquiring Fund does not have and will not have outstanding as of the Closing Date any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares (other than rights presented by this contract), nor is there outstanding any security convertible into any Acquiring Fund shares;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates; and

(p) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1. With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”).

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. The Target Entity shall, through its board of directors/trustees, if considered by such director/trustees to be consistent with their fiduciary obligations, recommend to the shareholders of the Target Fund approval of this Agreement.

(d) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(f) The Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to the Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date. The information to be provided under (1) of this sub-section shall be provided as soon as reasonably practicable after the Closing but in any event not later than twenty (20) business days after Closing and the information to be provided under (2) through (4) of this sub-section shall be provided at or prior to the Closing.

(g) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(h) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(i) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(j) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(k) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(l) A statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code will be provided to the Acquiring Fund prior to Closing if the Target Fund’s most recent fiscal year ended on or before December 31, 2009, otherwise within ninety (90) days after the Closing Date.

(m) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of a Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(n) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

(o) On or prior to the signing of this Agreement or within twenty (20) business days thereafter, the Target Fund shall have delivered to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions; and (3) any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders with respect to any wholly-owned subsidiaries of the Target Fund.

(p) The contingent deferred sales charge (“CDSC”) applicable to Class B and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class B and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class B and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) The Target Entity shall have received on the Closing Date the opinion of Stradley Ronon Stevens & Young, LLP (“Stradley Ronon”), counsel to the Acquiring Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund, MSIM, MSIA and VKAM, is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Agreement and Declaration of Trust or By-Laws or a breach or default under any agreement pertaining to the Acquiring Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Acquiring Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity on the Closing Date (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) the AML Documentation and (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund;

(c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

(d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) Unless the Target Fund has been advised by the Acquiring Fund that the Acquiring Fund will deliver an opinion of counsel that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; and (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and

(h) The Acquiring Entity shall have received on the Closing Date the opinion of          , counsel to the Target Entity (which may rely on certificates of officers or directors/trustees of the Target Entity), covering the following points:

(i) The Target Entity is an entity of the type as set forth on Exhibit B, duly organized, incorporated or formed, validly existing and in good standing under the laws of the jurisdiction in which the Target Entity was organized, incorporated or formed, as set forth on Exhibit B, and has the corporate or trust power, as applicable, to own all of Target Fund’s properties and assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity and the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any agreement pertaining to the Target Fund identified as an exhibit in Part C of the registration statement on Form N-1A last filed by Target Entity or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the jurisdiction in which the Target Entity is organized, as set forth on Exhibit B, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of directors/trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of directors/trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein or the MS/Invesco Transaction;

8.4. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code; and

8.7. The MS/Invesco Transaction contemplated by the Transaction Agreement shall have been consummated.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Morgan Stanley and Invesco will bear or arrange for an entity under common ownership of Morgan Stanley or Invesco to bear the expenses relating to the Reorganizations, allocated among Morgan Stanley and Invesco as set forth in the Transaction Agreement. The costs of the Reorganizations shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, organizing each Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for each Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of holding shareholders’ meetings.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable Law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1. With respect to a Reorganization, the applicable Acquiring Entity, out of the assets of the Acquiring Fund, and IAI agree to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and directors/trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its directors/trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

11.2. With respect to a Reorganization, MSIM, MSIA and VKAM, each with respect to a Target Fund for which it acts as investment adviser, agrees to indemnify and hold harmless the applicable Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1. Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by (i) mutual agreement of the parties; or (ii) by either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before September 30, 2010, unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iii) by any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (i) any such material breach or intentional misrepresentation or (ii) the parties’ respective obligations under Section 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

For each Target Entity:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For Morgan Stanley Investment Management Inc.:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For Morgan Stanley Investment Advisors Inc.:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For Van Kampen Asset Management:

[Name]
[Address]
Fax:

with a copy to:

[Name]
[Address]
Fax:

For Invesco Advisers, Inc.:

[Name]
[Address]
Fax:

With a copy to:

[Name]
[Address]
Fax:

For each Acquiring Entity

11 Greenway Plaza, Suite 100
Houston, TX 77046
Fax: 713-993-9185
Attn: General Counsel

with a copy to:

E. Carolan Berkley
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
Fax: (215) 564-8120

15.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

15.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

15.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 11.1 and 11.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the Agreement and Declaration of Trust of the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

[Signature pages to follow for each Target Fund, Acquiring Fund, IAI, MSIM, MSIA and VKAM]

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

AIM Counselor Series Trust
Invesco Balanced Fund, a series of AIM Counselor Series Trust	Morgan Stanley Balanced Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco California Tax-Free Income Fund, a series of AIM Counselor Series Trust	Morgan Stanley California Tax-Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Dividend Growth Securities Fund, a series of AIM Counselor Series Trust	Morgan Stanley Dividend Growth Securities Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Equally-Weighted S&P 500 Fund, a series of AIM Counselor Series Trust	Morgan Stanley Equally-Weighted S&P 500 Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Fundamental Value Fund, a series of AIM Counselor Series Trust	Morgan Stanley Fundamental Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Large Cap Relative Value Fund, a series of AIM Counselor Series Trust	Large Cap Relative Value Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco New York Tax-Free Income Fund, a series of AIM Counselor Series Trust	Morgan Stanley New York Tax-Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco S&P 500 Index Fund, a series of AIM Counselor Series Trust	Morgan Stanley S&P 500 Index Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen American Franchise Fund, a series of AIM Counselor Series Trust	Van Kampen American Franchise Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Core Equity Fund, a series of AIM Counselor Series Trust	Van Kampen Core Equity Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Equity and Income Fund, a series of AIM Counselor Series Trust	Van Kampen Equity and Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Equity Premium Income Fund, a series of AIM Counselor Series Trust	Van Kampen Equity Premium Income Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Growth and Income Fund, a series of AIM Counselor Series Trust	Van Kampen Growth and Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Pennsylvania Tax Free Income Fund, a series of AIM Counselor Series Trust	Van Kampen Pennsylvania Tax Free Income Fund
Class A	Class A
Class B	Class B
Class C	Class C
Invesco Van Kampen Small Cap Growth Fund, a series of AIM Counselor Series Trust	Van Kampen Small Cap Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Growth Series
Invesco Convertible Securities Fund, a series of AIM Growth Series	Morgan Stanley Convertible Securities Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Conservative Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Conservative Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Growth Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Asset Allocation Moderate Fund, a series of AIM Growth Series	Van Kampen Asset Allocation Moderate Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Harbor Fund, a series of AIM Growth Series	Van Kampen Harbor Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Leaders Fund, a series of AIM Growth Series	Van Kampen Leaders Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Real Estate Securities Fund, a series of AIM Growth Series	Van Kampen Real Estate Securities Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen U.S. Mortgage Fund, a series of AIM Growth Series	Van Kampen U.S. Mortgage Fund, a series of Van Kampen U.S. Government Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Investment Funds
Invesco Alternative Opportunities Fund, a series of AIM Investment Funds	Morgan Stanley Alternative Opportunities Fund, a series of Morgan Stanley Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Commodities Strategy Fund, a series of AIM Investment Funds	Morgan Stanley Commodities Alpha Fund, a series of Morgan Stanley Series Funds
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco FX Alpha Plus Strategy Fund, a series of AIM Investment Funds	The FX Alpha Plus Strategy Portfolio, a series of Morgan Stanley FX Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco FX Alpha Strategy Fund, a series of AIM Investment Funds	The FX Alpha Strategy Portfolio, a series of Morgan Stanley FX Series Funds
Class A	Class A
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Global Advantage Fund, a series of AIM Investment Funds	Morgan Stanley Global Advantage Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Global Dividend Growth Securities Fund, a series of AIM Investment Funds	Morgan Stanley Global Dividend Growth Securities
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Health Sciences Fund, a series of AIM Investment Funds	Morgan Stanley Health Sciences Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco International Growth Equity Fund, a series of AIM Investment Funds	International Growth Equity Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco Pacific Growth Fund, a series of AIM Investment Funds	Morgan Stanley Pacific Growth Fund Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Class A	Class W
Invesco Van Kampen Emerging Markets Fund, a series of AIM Investment Funds	Van Kampen Emerging Markets Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Global Bond Fund, a series of AIM Investment Funds	Van Kampen Global Bond Fund, a series of Van Kampen Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Global Equity Allocation Fund, a series of AIM Investment Funds	Van Kampen Global Equity Allocation Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Global Franchise Fund, a series of AIM Investment Funds	Van Kampen Global Franchise Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Global Tactical Asset Allocation Fund, a series of AIM Investment Funds	Van Kampen Global Tactical Asset Allocation Fund, a series of Van Kampen Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen International Advantage Fund, a series of AIM Investment Funds	Van Kampen International Advantage Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen International Growth Fund, a series of AIM Investment Funds	Van Kampen International Growth Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R

AIM Investment Securities Funds
Invesco High Yield Securities Fund, a series of AIM Investment Securities Funds	Morgan Stanley High Yield Securities Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Core Plus Fixed Income Fund, a series of AIM Investment Securities Funds	Van Kampen Core Plus Fixed Income Fund, a series of Van Kampen Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Corporate Bond Fund, a series of AIM Investment Securities Funds	Van Kampen Corporate Bond Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Government Securities Fund, a series of AIM Investment Securities Funds	Van Kampen Government Securities Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen High Yield Fund, a series of AIM Investment Securities Funds	Van Kampen High Yield Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Limited Duration Fund, a series of AIM Investment Securities Funds	Van Kampen Limited Duration Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Sector Funds
Invesco Mid-Cap Value Fund, a series of AIM Sector Funds	Morgan Stanley Mid-Cap Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Small-Mid Special Value Fund, a series of AIM Sector Funds	Morgan Stanley Small-Mid Special Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Special Value Fund, a series of AIM Sector Funds	Morgan Stanley Special Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class A	Class W

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Technology Sector Fund, a series of AIM Sector Funds	Morgan Stanley Technology Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco U.S. Mid Cap Value Fund, a series of AIM Sector Funds	U.S. Mid Cap Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class Y	Investment Class
Class A	Class P
Invesco U.S. Small Cap Value Fund, a series of AIM Sector Funds	U.S. Small Cap Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class A	Class P
Invesco U.S. Small/Mid Cap Value Fund, a series of AIM Sector Funds	U.S. Small/Mid Cap Value Portfolio, a series of Morgan Stanley Institutional Fund, Inc.
Class Y	Class I
Class A	Class P
Invesco Value Fund, a series of AIM Sector Funds	Morgan Stanley Value Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Value II Fund, a series of AIM Sector Funds	Value Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class Y	Class I
Class A	Class P
Invesco Van Kampen American Value Fund, a series of AIM Sector Funds	Van Kampen American Value Fund, a series of Van Kampen Series Fund, Inc.
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Capital Growth Fund, a series of AIM Sector Funds	Van Kampen Capital Growth Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Comstock Fund, a series of AIM Sector Funds	Van Kampen Comstock Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Enterprise Fund, a series of AIM Sector Funds	Van Kampen Enterprise Fund
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Mid Cap Growth Fund, a series of AIM Sector Funds	Van Kampen Mid Cap Growth Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Class R	Class R
Invesco Van Kampen Small Cap Value Fund, a series of AIM Sector Funds	Van Kampen Small Cap Value Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Technology Fund, a series of AIM Sector Funds	Van Kampen Technology Fund, a series of Van Kampen Equity Trust II
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Utility Fund, a series of AIM Sector Funds	Van Kampen Utility Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco Van Kampen Value Opportunities Fund, a series of AIM Sector Funds	Van Kampen Value Opportunities Fund, a series of Van Kampen Equity Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I

AIM Tax-Exempt Funds
Invesco Municipal Fund, a series of AIM Tax-Exempt Funds	Municipal Portfolio, a series of Morgan Stanley Institutional Fund Trust
Class A	Class H
Class Y	Class I
Class A	Class L
Class A	Class P
Invesco Tax-Exempt Securities Fund, a series of AIM Tax-Exempt Funds	Morgan Stanley Tax-Exempt Securities Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen California Insured Tax Free Fund, a series of AIM Tax-Exempt Funds	Van Kampen California Insured Tax Free Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen High Yield Municipal Fund, a series of AIM Tax-Exempt Funds	Van Kampen High Yield Municipal Fund, a series of Van Kampen Tax-Exempt Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Insured Tax Free Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Insured Tax Free Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Intermediate Term Municipal Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Intermediate Term Municipal Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen Municipal Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen Municipal Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class I
Invesco Van Kampen New York Tax Free Income Fund, a series of AIM Tax-Exempt Funds	Van Kampen New York Tax Free Income Fund, a series of Van Kampen Tax Free Trust
Class A	Class A
Class B	Class B
Class C	Class C

AIM Variable Insurance Funds
Invesco V.I. Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Dividend Growth Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Global Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Global Dividend Growth Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. High Yield Fund, a series of AIM Variable Insurance Funds	The High Yield Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Income Builder Fund, a series of AIM Variable Insurance Funds	The Income Builder Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. S&P 500 Index Fund, a series of AIM Variable Insurance Funds	The S&P 500 Index Portfolio, a series of Morgan Stanley Variable Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Select Dimensions Balanced Fund, a series of AIM Variable Insurance Funds	The Balanced Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y

Acquiring Fund (and share classes) and Acquiring Entity	Corresponding Target Fund (and share classes) and Target Entity

Invesco V.I. Select Dimensions Dividend Growth Fund, a series of AIM Variable Insurance Funds	The Dividend Growth Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y
Invesco V.I. Selection Dimensions Equally-Weighted S&P 500 Fund, a series of AIM Variable Insurance Funds	The Equally-Weighted S&P 500 Portfolio, a series of Morgan Stanley Select Dimensions Investment Series
Series I	Class X
Series II	Class Y
Invesco Van Kampen V.I. Capital Growth Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Capital Growth Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Comstock Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Comstock Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Equity and Income Fund, a series of AIM Variable Insurance Funds	Equity and Income Portfolio, a series of The Universal Institutional Funds, Inc.
Series II	Class II
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Global Value Equity Fund, a series of AIM Variable Insurance Funds	Global Value Equity Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Invesco Van Kampen V.I. Government Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Government Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Growth and Income Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Growth and Income Portfolio, a series of Van Kampen Life Investment Trust
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. High Yield Fund, a series of AIM Variable Insurance Funds	High Yield Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Invesco Van Kampen V.I. International Growth Equity Fund, a series of AIM Variable Insurance Funds	International Growth Equity Portfolio, a series of The Universal Institutional Funds, Inc.
Series II	Class II
Invesco Van Kampen V.I. Mid Cap Growth Fund, a series of AIM Variable Insurance Funds	Van Kampen Life Investment Trust Mid Cap Growth Portfolio, a series of Van Kampen Life Investment Trust
Series II	Class II
Invesco Van Kampen V.I. Mid Cap Value Fund, a series of AIM Variable Insurance Funds	U.S. Mid Cap Value Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I
Series II	Class II
Invesco Van Kampen V.I. Value Fund, a series of AIM Variable Insurance Funds	Value Portfolio, a series of The Universal Institutional Funds, Inc.
Series I	Class I

EXHIBIT B

ORGANIZATIONAL FORM AND JURISDICTIONS OF EACH TARGET ENTITY

	Jurisdiction Where	Form of
Target Entity	Organized	Organization

Morgan Stanley Balanced Fund	Massachusetts	Business trust
Morgan Stanley California Tax-Free Income Fund	Massachusetts	Business trust
Morgan Stanley Convertible Securities Trust	Massachusetts	Business trust
Morgan Stanley Dividend Growth Securities Inc.	Maryland	Corporation
Morgan Stanley Equally-Weighted S&P 500 Fund	Massachusetts	Business trust
Morgan Stanley Fundamental Value Fund	Massachusetts	Business trust
Morgan Stanley FX Series Funds	Massachusetts	Business trust
Morgan Stanley Global Advantage Fund	Massachusetts	Business trust
Morgan Stanley Global Dividend Growth Securities	Massachusetts	Business trust
Morgan Stanley Health Sciences Trust	Massachusetts	Business trust
Morgan Stanley High Yield Securities Inc.	Maryland	Corporation
Morgan Stanley Institutional Fund, Inc.	Maryland	Corporation
Morgan Stanley Institutional Fund Trust	Pennsylvania	Business trust
Morgan Stanley Mid-Cap Value Fund	Massachusetts	Business trust
Morgan Stanley New York Tax-Free Income Fund	Massachusetts	Business trust
Morgan Stanley Pacific Growth Fund Inc.	Maryland	Corporation
Morgan Stanley S&P 500 Index Fund	Massachusetts	Business trust
Morgan Stanley Select Dimensions Investment Series	Massachusetts	Business trust
Morgan Stanley Series Funds	Massachusetts	Business trust
Morgan Stanley Small-Mid Special Value Fund	Massachusetts	Business trust
Morgan Stanley Special Value Fund	Massachusetts	Business trust
Morgan Stanley Tax-Exempt Securities Trust	Massachusetts	Business trust
Morgan Stanley Technology Fund	Massachusetts	Business trust
Morgan Stanley Value Fund	Massachusetts	Business trust
Morgan Stanley Variable Investment Series	Massachusetts	Business trust
The Universal Institutional Funds, Inc.	Maryland	Corporation
Van Kampen Capital Growth Fund	Delaware	Statutory trust
Van Kampen Comstock Fund	Delaware	Statutory trust
Van Kampen Corporate Bond Fund	Delaware	Statutory trust
Van Kampen Enterprise Fund	Delaware	Statutory trust
Van Kampen Equity and Income Fund	Delaware	Statutory trust
Van Kampen Equity Trust	Delaware	Statutory trust
Van Kampen Equity Trust II	Delaware	Statutory trust
Van Kampen Government Securities Fund	Delaware	Statutory trust
Van Kampen Growth and Income Fund	Delaware	Statutory trust
Van Kampen Harbor Fund	Delaware	Statutory trust
Van Kampen High Yield Fund	Delaware	Statutory trust
Van Kampen Life Investment Trust	Delaware	Statutory trust
Van Kampen Limited Duration Fund	Delaware	Statutory trust
Van Kampen Pennsylvania Tax Free Income Fund	Pennsylvania	Common law trust
Van Kampen Real Estate Securities Fund	Delaware	Statutory trust
Van Kampen Series Fund, Inc.	Maryland	Corporation
Van Kampen Tax-Exempt Trust	Delaware	Statutory trust
Van Kampen Tax Free Trust	Delaware	Statutory trust
Van Kampen Trust	Delaware	Statutory trust
Van Kampen Trust II	Delaware	Statutory trust
Van Kampen U.S. Government Trust	Delaware	Statutory trust

Schedule 1.2(c)

Excluded Liabilities

[None]

Schedule 8.6

Tax Opinions

With respect to each Reorganization:

(i) The acquisition by the Acquiring Fund of all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

PROXY	MORGAN STANLEY FUNDS	PROXY
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON , 2010
This proxy is solicited on behalf of the Board of Directors.
The undersigned hereby constitutes and appoints                      and                     , and each of them, as proxies for the undersigned, with full power of substitution and resubstitution, and hereby authorizes said proxies, and each of them, to represent and vote, as designated on the reverse side, all shares of MORGAN STANLEY FUNDS held of record by the undersigned on                     , 2010 at the Special Meeting of Shareholders to be held at                     , on                     , 2010 at       a.m., Eastern Time, and at any adjournment thereof. The undersigned hereby revokes any and all proxies with respect to such shares heretofore given by the undersigned.
This Proxy Card, when properly executed, will be voted in the manner directed herein by the undersigned Shareholder, and, in the discretion of such proxies, upon any and all other matters as may properly come before the Meeting or any adjournment or postponement thereof. If no direction is made, this Proxy Card will be voted “FOR” Proposal 1.
VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-866-241-6192

Note: Please sign exactly as your name appears on this proxy card. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor please sign full title as such. If a corporation, please sign in full corporate name and indicate the signer’s office. If a partner, sign in the partnership name.

Signature

Signature (if held jointly)

Date	MFS_XXXXX_122209

MORGAN STANLEY FUNDS	ACQUIRING INVESCO FUNDS
Alternative Opportunities	Alternative Opportunities
Balanced	Balanced
California Tax-Free Income	California Tax-Free Income
Commodities Alpha	Commodities Alpha
Convertible Securities Trust	Convertible Securities
Dividend Growth Securities Inc.	Dividend Growth Securities
Equally- Weighted S&P 500	Equally-Weighted S&P 500
Fundamental Value	Fundamental Value
FX Alpha Plus Strategy Portfolio	FX Alpha Plus Strategy
FX Alpha Strategy Portfolio	FX Alpha Strategy
Global Advantage	Global Advantage
Global Dividend Growth Securities	Global Dividend Growth Securities
Health Sciences Trust	Health Sciences
High Yield Securities Inc.	High Yield Securities
International Growth Equity Portfolio	International Growth Equity
Large Cap Relative Value Portfolio	Large Cap Relative Value
Mid-Cap Value	Mid-Cap Value
Municipal Portfolio	Municipal
New York Tax-Free Income	New York Tax-Free Income
Pacific Growth Fund Inc.	Pacific Growth
S&P 500 Index	S&P 500 Index
Small-Mid Special Value	Small-Mid Special Value
Special Value	Special Value
Tax-Exempt Securities Trust	Tax-Exempt Securities
Technology	Technology
U.S. Mid Cap Value Portfolio	U.S. Mid Cap Value
U.S. Small Cap Value Portfolio	U.S. Small Cap Value
U.S. Small/Mid Cap Value Portfolio	U.S. Small/Mid Cap Value
Value Fund	Value Fund
Value Portfolio	Value Portfolio
Important Notice Regarding the Availability of Proxy Materials for the Morgan Stanley Funds
Shareholder Meeting to Be Held on                     , 2010.
The Proxy Statement for this meeting is available at: https://www.proxy-direct.com/morXXXXX
THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ABOVE.

THE BOARD OF DIRECTORS/TRUSTEES RECOMMENDS THAT YOU CAST YOUR VOTE “FOR” THE PROPOSAL AS DESCRIBED IN THE JOINT PROXY STATEMENT/PROSPECTUS.
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS IN THIS EXAMPLE: ■
1.	To approve an Agreement and Plan of Reorganization under which the assets and liabilities of each MS Fund identified below will be transferred to a corresponding Invesco Fund (each, an “Acquiring Fund”).

MORGAN STANLEY FUNDS	ACQUIRING INVESCO FUNDS
		FOR	AGAINST	ABSTAIN
Alternative Opportunities	Alternative Opportunities	☐	☐	☐
Balanced	Balanced	☐	☐	☐
California Tax-Free Income	California Tax-Free Income	☐	☐	☐
Commodities Alpha	Commodities Alpha	☐	☐	☐
Convertible Securities Trust	Convertible Securities	☐	☐	☐
Dividend Growth Securities Inc.	Dividend Growth Securities	☐	☐	☐
Equally- Weighted S&P 500	Equally-Weighted S&P 500	☐	☐	☐
Fundamental Value	Fundamental Value	☐	☐	☐
FX Alpha Plus Strategy Portfolio	FX Alpha Plus Strategy	☐	☐	☐
FX Alpha Strategy Portfolio	FX Alpha Strategy	☐	☐	☐
Global Advantage	Global Advantage	☐	☐	☐
Global Dividend Growth Securities	Global Dividend Growth Securities	☐	☐	☐
Health Sciences Trust	Health Sciences	☐	☐	☐
High Yield Securities Inc.	High Yield Securities	☐	☐	☐
International Growth Equity Portfolio	International Growth Equity	☐	☐	☐
Large Cap Relative Value Portfolio	Large Cap Relative Value	☐	☐	☐
Mid-Cap Value	Mid-Cap Value	☐	☐	☐
Municipal Portfolio	Municipal	☐	☐	☐
New York Tax-Free Income	New York Tax-Free Income	☐	☐	☐
Pacific Growth Fund Inc.	Pacific Growth	☐	☐	☐
S&P 500 Index	S&P 500 Index	☐	☐	☐
Small-Mid Special Value	Small-Mid Special Value	☐	☐	☐
Special Value	Special Value	☐	☐	☐
Tax-Exempt Securities Trust	Tax-Exempt Securities	☐	☐	☐
Technology	Technology	☐	☐	☐
U.S. Mid Cap Value Portfolio	U.S. Mid Cap Value	☐	☐	☐
U.S. Small Cap Value Portfolio	U.S. Small Cap Value	☐	☐	☐
U.S. Small/Mid Cap Value Portfolio	U.S. Small/Mid Cap Value	☐	☐	☐
Value Fund	Value Fund	☐	☐	☐
Value Portfolio	Value Portfolio	☐	☐	☐
VOTING OPTIONS
Read your proxy statement and have it at hand when voting.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE
MFS_XXXXX_122209

Part B
STATEMENT OF ADDITIONAL INFORMATION
February 16, 2010
Registration Statement on Form N-14 Filed by:

AIM Counselor Series Trust	AIM Tax-Exempt Funds
AIM Sector Funds	AIM Investment Securities Funds
AIM Growth Series	AIM Investment Funds
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 959-4246
Relating to the May 11, 2010 Joint Special Meeting of
Shareholders of:

Van Kampen American Franchise Fund	Van Kampen Harbor Fund
Van Kampen American Value Fund	Van Kampen High Yield Fund
Van Kampen Asset Allocation Conservative Fund	Van Kampen High Yield Municipal Fund
Van Kampen Asset Allocation Growth Fund	Van Kampen Insured Tax Free Income Fund
Van Kampen Asset Allocation Moderate Fund	Van Kampen Intermediate Term Municipal Income Fund
Van Kampen California Insured Tax Free Fund	Van Kampen International Advantage Fund
Van Kampen Capital Growth Fund	Van Kampen International Growth Fund
Van Kampen Comstock Fund	Van Kampen Leaders Fund
Van Kampen Core Equity Fund	Van Kampen Limited Duration Fund
Van Kampen Core Plus Fixed Income Fund	Van Kampen Mid Cap Growth Fund
Van Kampen Corporate Bond Fund	Van Kampen Municipal Income Fund
Van Kampen Emerging Markets Fund	Van Kampen New York Tax Free Income Fund
Van Kampen Enterprise Fund	Van Kampen Pennsylvania Tax Free Income Fund
Van Kampen Equity and Income Fund	Van Kampen Real Estate Securities Fund
Van Kampen Equity Premium Income Fund	Van Kampen Small Cap Growth Fund
Van Kampen Global Bond Fund	Van Kampen Small Cap Value Fund
Van Kampen Global Equity Allocation Fund	Van Kampen Technology Fund
Van Kampen Global Franchise Fund	Van Kampen U.S. Mortgage Fund
Van Kampen Global Tactical Asset Allocation Fund	Van Kampen Utility Fund
Van Kampen Government Securities Fund	Van Kampen Value Opportunities Fund
Van Kampen Growth and Income Fund
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated February 16, 2010 (the “Proxy Statement/Prospectus”) of each of the above-listed mutual funds, relating specifically to the Joint Special Meeting of Shareholders be held on May 11, 2010 for each of the funds listed below under “General Information.” Copies of each Combined Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invescoaim.com.

Page
General Information	3
Incorporation by Reference	3

2

General Information
This Statement of Additional Information relates to the acquisition of the assets and liabilities of each Van Kampen Fund listed below by a corresponding Invesco fund listed below (each, an “Acquiring Fund”). Each Acquiring Fund is a series of AIM Counselor Series Trust, AIM Sector Funds, AIM Investment Securities Funds, AIM Growth Series, AIM Investment Funds, or AIM Tax-Exempt Funds. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.

Van Kampen Funds	Acquiring Funds
Van Kampen American Franchise Fund	Invesco Van Kampen American Franchise Fund
Van Kampen American Value Fund	Invesco Van Kampen American Value Fund
Van Kampen Asset Allocation Conservative Fund	Invesco Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Growth Fund	Invesco Van Kampen Asset Allocation Growth Fund
Van Kampen Asset Allocation Moderate Fund	Invesco Van Kampen Asset Allocation Moderate Fund
Van Kampen California Insured Tax Free Fund	Invesco Van Kampen California Insured Tax Free Fund
Van Kampen Capital Growth Fund	Invesco Van Kampen Capital Growth Fund
Van Kampen Comstock Fund	Invesco Van Kampen Comstock Fund
Van Kampen Core Equity Fund	Invesco Van Kampen Core Equity Fund
Van Kampen Core Plus Fixed Income Fund	Invesco Van Kampen Core Plus Fixed Income Fund
Van Kampen Corporate Bond Fund	Invesco Van Kampen Corporate Bond Fund
Van Kampen Emerging Markets Fund	Invesco Van Kampen Emerging Markets Fund
Van Kampen Enterprise Fund	Invesco Van Kampen Enterprise Fund
Van Kampen Equity and Income Fund	Invesco Van Kampen Equity and Income Fund
Van Kampen Equity Premium Income Fund	Invesco Van Kampen Equity Premium Income Fund
Van Kampen Global Bond Fund	Invesco Van Kampen Global Bond Fund
Van Kampen Global Equity Allocation Fund	Invesco Van Kampen Global Equity Allocation Fund
Van Kampen Global Franchise Fund	Invesco Van Kampen Global Franchise Fund
Van Kampen Global Tactical Asset Allocation Fund	Invesco Van Kampen Global Tactical Asset Allocation Fund
Van Kampen Government Securities Fund	Invesco Van Kampen Government Securities Fund
Van Kampen Growth and Income Fund	Invesco Van Kampen Growth and Income Fund
Van Kampen Harbor Fund	Invesco Van Kampen Harbor Fund
Van Kampen High Yield Fund	Invesco Van Kampen High Yield Fund
Van Kampen High Yield Municipal Fund	Invesco Van Kampen High Yield Municipal Fund
Van Kampen Insured Tax Free Income Fund	Invesco Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund	Invesco Van Kampen Intermediate Term Municipal Income Fund
Van Kampen International Advantage Fund	Invesco Van Kampen International Advantage Fund
Van Kampen International Growth Fund	Invesco Van Kampen International Growth Fund
Van Kampen Leaders Fund	Invesco Van Kampen Leaders Fund
Van Kampen Limited Duration Fund	Invesco Van Kampen Limited Duration Fund
Van Kampen Mid Cap Growth Fund	Invesco Van Kampen Mid Cap Growth Fund
Van Kampen Municipal Income Fund	Invesco Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund	Invesco Van Kampen New York Tax Free Income Fund
Van Kampen Pennsylvania Tax Free Income Fund	Invesco Van Kampen Pennsylvania Tax Free Income Fund
Van Kampen Real Estate Securities Fund	Invesco Van Kampen Real Estate Securities Fund
Van Kampen Small Cap Growth Fund	Invesco Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund	Invesco Van Kampen Small Cap Value Fund
Van Kampen Technology Fund	Invesco Van Kampen Technology Fund
Van Kampen U.S. Mortgage Fund	Invesco Van Kampen U.S. Mortgage Fund
Van Kampen Utility Fund	Invesco Van Kampen Utility Fund
Van Kampen Value Opportunities Fund	Invesco Van Kampen Value Opportunities Fund

Incorporation of Documents by Reference into the Statement of Additional Information
Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. For the same reason, no pro forma financial statements are included in this Statement of Additional Information. This Statement of Additional Information incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated December 31, 2009, for Van Kampen Equity Trust II with respect to Van Kampen American Franchise Fund, Van Kampen International Advantage Fund, Van Kampen Equity Premium Income Fund, Van Kampen International Growth Fund, and Van Kampen Technology Fund (filed via EDGAR on October 23, 2009, Accession No. 0000950123-09-052700).

3

2.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Equity Trust II Annual Report to Shareholders for the fiscal year ended August 31, 2009, with respect to Van Kampen American Franchise Fund, Van Kampen International Advantage Fund, Van Kampen Equity Premium Income Fund, Van Kampen International Growth Fund, and Van Kampen Technology Fund (filed via EDGAR on October 29, 2009, Accession No. 0000950123-09-054753).

3.	Statement of Additional Information dated October 30, 2009, for Van Kampen Series Fund, Inc. with respect to Van Kampen American Value Fund, Van Kampen Emerging Markets Fund, Van Kampen Global Equity Allocation Fund, and Van Kampen Global Franchise Fund (filed via EDGAR on October 27, 2009, Accession No. 0000950123-09-053725).

4.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Series Fund, Inc. Annual Report to Shareholders for the fiscal year ended June 30, 2009, with respect to Van Kampen American Value Fund, Van Kampen Emerging Markets Fund, Van Kampen Global Equity Allocation Fund, and Van Kampen Global Franchise Fund (filed via EDGAR on August 28, 2009, Accession No. 0001104659-09-052297).

5.	Statement of Additional Information dated July 31, 2009, for Van Kampen Equity Trust with respect to Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund, Van Kampen Asset Allocation Moderate Fund, Van Kampen Core Equity Fund, Van Kampen Leaders Fund, Van Kampen Mid Cap Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Small Cap Value Fund, Van Kampen Utility Fund, and Van Kampen Value Opportunities Fund (filed via EDGAR on July 29, 2009, Accession No. 0000950123-09-027055).

6.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Equity Trust Annual Report to Shareholders for the fiscal year ended March 31, 2009, with respect to Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund, Van Kampen Asset Allocation Moderate Fund, Van Kampen Core Equity Fund, Van Kampen Leaders Fund, Van Kampen Mid Cap Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Small Cap Value Fund, Van Kampen Utility Fund, and Van Kampen Value Opportunities Fund (filed via EDGAR on May 28, 2009, Accession No. 0000950137-09-004138).

7.	The unaudited financial statements included in the Van Kampen Equity Trust Semi-Annual Report to Shareholders for the fiscal period ended September 30, 2009, with respect to Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund, Van Kampen Asset Allocation Moderate Fund, Van Kampen Core Equity Fund, Van Kampen Leaders Fund, Van Kampen Mid Cap Growth Fund, Van Kampen Small Cap Growth Fund, Van Kampen Small Cap Value Fund, Van Kampen Utility Fund, and Van Kampen Value Opportunities Fund (filed via EDGAR on November 25, 2009, Accession No. 0000950123-09-066384).

8.	Statement of Additional Information dated January 29, 2010, for Van Kampen Tax Free Trust with respect to Van Kampen California Insured Tax Free Fund, Van Kampen Insured Tax Free

4

Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Municipal Income Fund, and Van Kampen New York Tax Free Income Fund (filed via EDGAR on January 27, 2010, Accession No. 0000950123-10-005694).

9.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Tax Free Trust Annual Report to Shareholders for the fiscal year ended September 30, 2009, with respect to Van Kampen California Insured Tax Free Fund, Van Kampen Insured Tax Free Income Fund, Van Kampen Intermediate Term Municipal Income Fund, Van Kampen Municipal Income Fund, and Van Kampen New York Tax Free Income Fund (filed via EDGAR on November 25, 2009, Accession No. 0000950123-09-066382).

10.	Statement of Additional Information dated October 30, 2009, for Van Kampen Capital Growth Fund (filed via EDGAR on October 27, 2009, Accession No. 0000950123-09-053726).

11.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Capital Growth Fund Annual Report to Shareholders for the fiscal year ended June 30, 2009 (filed via EDGAR on August 27, 2009, Accession No. 0000950123-09-038596).

12.	Statement of Additional Information dated April 30, 2009, for Van Kampen Comstock Fund (filed via EDGAR on April 27, 2009, Accession No. 0000950137-09-003266).

13.	The unaudited financial statements included in Van Kampen Comstock Fund Semi-Annual Report to Shareholders for the period ended June 30, 2009 (filed via EDGAR on August 27, 2009, Accession No. 0000950123-09-038594).

14.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Comstock Fund Annual Report to Shareholders for the fiscal year ended December 31, 2008 (filed via EDGAR on February 27, 2009, Accession No. 0000950137-09-001349).

15.	Statement of Additional Information dated December 30, 2009, for Van Kampen Trust with respect to Van Kampen Core Plus Fixed Income Fund (filed via EDGAR on December 22, 2009, Accession No. 0000950123-09-072728).

16.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Trust Annual Report to Shareholders for the fiscal year ended August 31, 2009 with respect to Van Kampen Core Plus Fixed Income Fund (filed via EDGAR on October 29, 2009, Accession No. 0000950123-09-054750).

17.	Statement of Additional Information dated December 30, 2009, for Van Kampen Corporate Bond Fund (filed via EDGAR on December 22, 2009, Accession No. 0000950123-09-072720).

18.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Corporate Bond Fund Annual Report to Shareholders for the

5

fiscal year ended August 31, 2009 (filed via EDGAR on October 29, 2009, Accession No. 0000950123-09-054741).

19.	Statement of Additional Information dated April 30, 2009, for Van Kampen Enterprise Fund (filed via EDGAR on April 27, 2009, Accession No. 0000950137-09-003267).

20.	The unaudited financial statements included in the Van Kampen Enterprise Fund Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009 (filed via EDGAR on August 27, 2009, Accession No. 0000950123-09-038592).

21.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Enterprise Fund annual Report to Shareholders for the fiscal year ended December 31, 2008 (filed via EDGAR on February 27, 2009, Accession No. 0000950137-09-001350).

22.	Statement of Additional Information dated April 30, 2009, for Van Kampen Equity and Income Fund (filed via EDGAR on April 27, 2009, Accession No. 0000950137-09-003268).

23.	The unaudited financial statements included in the Van Kampen Equity and Income Fund Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009 (filed via EDGAR on August 27, 2009, Accession No. 0000950123-09-038593).

24.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Equity and Income Fund annual Report to Shareholders for the fiscal year ended December 31, 2008 (filed via EDGAR on February 27, 2009, Accession No. 0000950137-09-001348).

25.	Statement of Additional Information dated August 31, 2009, for Van Kampen Trust II with respect to Van Kampen Global Bond Fund and Van Kampen Global Tactical Asset Allocation Fund (filed via EDGAR on August 31, 2009, Accession No. 0000950123-09-039777).

26.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Trust II annual Report to Shareholders for the fiscal year ended October 31, 2009, with respect to Van Kampen Global Bond Fund and Van Kampen Global Tactical Asset Allocation Fund (filed via EDGAR on December 30, 2009, Accession No. 0000950123-09-074008).

27.	Statement of Additional Information dated January 29, 2010, for Van Kampen Government Securities Fund (filed via EDGAR on January 27, 2010, Accession No. 0000950123-10-005671).

28.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Government Securities Fund annual Report to Shareholders for the fiscal year ended September 30, 2009 (filed via EDGAR on November 25, 2009, Accession No. 0000950123-09-066378).

29.	Statement of Additional Information dated March 31, 2009, for Van Kampen Growth & Income Fund (filed via EDGAR on March 27, 2009, Accession No. 0000950137-09-002296).

6

30.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Growth & Income Fund annual Report to Shareholders for the fiscal year ended November 30, 2009 (filed via EDGAR on January 28, 2010, Accession No. 0000950123-10-006034).

31.	Statement of Additional Information dated April 30, 2009, for Van Kampen Harbor Fund (filed via EDGAR on April 27, 2009, Accession No. 0000950137-09-003269).

32.	The unaudited financial statements included in the Van Kampen Harbor Fund Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009 (filed via EDGAR on August 27, 2009, Accession No. 0000950123-09-038595).

33.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Harbor Fund annual Report to Shareholders for the fiscal year ended December 31, 2008 (filed via EDGAR on February 27, 2009, Accession No. 0000950137-09-001351).

34.	Statement of Additional Information dated December 31, 2009, for Van Kampen High Yield Fund (filed via EDGAR on December 22, 2009, Accession No. 0000950123-09-072726).

35.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen High Yield Fund annual Report to Shareholders for the fiscal year ended August 30, 2009 (filed via EDGAR on October 29, 2009, Accession No. 0000950123-09-054745).

36.	Statement of Additional Information dated March 31, 2009, for Van Kampen Tax-Exempt Trust with respect to Van Kampen High Yield Municipal Fund (filed via EDGAR on March 27, 2009, Accession No. 0000950137-09-002297).

37.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Tax-Exempt Trust annual Report to Shareholders for the fiscal year ended November 30, 2009 with respect to Van Kampen High Yield Municipal Fund (filed via EDGAR on January 28, 2010, Accession No. 0000950123-10-006030).

38.	Statement of Additional Information dated January 29, 2010, for Van Kampen Pennsylvania Tax Free Income Fund (filed via EDGAR on January 27, 2010, Accession No. 0000950123-10-005670).

39.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Pennsylvania Tax Free Income Fund annual Report to Shareholders for the fiscal year ended September 30, 2009 (filed via EDGAR on November 25, 2009, Accession No. 0001104659-09-067180).

40.	Statement of Additional Information dated April 30, 2009, for Van Kampen Real Estate Securities Fund (filed via EDGAR on April 27, 2009, Accession No. 0000950137-09-003270).

41.	The unaudited financial statements included in the Van Kampen Real Estate Securities Fund Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009 (filed via EDGAR on August 27, 2009, Accession No. 0000950123-09-038584).

7

42.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Real Estate Securities Fund annual Report to Shareholders for the fiscal year ended December 31, 2008 (filed via EDGAR on February 27, 2009, Accession No. 0000950137-09-001357).

43.	Statement of Additional Information dated April 30, 2009, for Van Kampen Limited Duration Fund (filed via EDGAR on April 27, 2009, Accession No. 0000950137-09-003272).

44.	The unaudited financial statements included in the Van Kampen Limited Duration Fund Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009 (filed via EDGAR on August 27, 2009, Accession No. 0000950123-09-038587).

45.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Limited Duration Fund annual Report to Shareholders for the fiscal year ended December 31, 2008 (filed via EDGAR on February 27, 2009, Accession No. 0000950137-09-001346).

46.	Statement of Additional Information dated April 30, 2009, for Van Kampen U.S. Government Trust with respect to Van Kampen U.S. Mortgage Fund (filed via EDGAR on April 27, 2009, Accession No. 0000950137-09-003271).

47.	The unaudited financial statements included in the Van Kampen U.S. Government Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009, with respect to Van Kampen U.S. Mortgage Fund (filed via EDGAR on August 27, 2009, Accession No. 0000950123-09-038590).

48.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen U.S. Government Trust annual Report to Shareholders for the fiscal year ended December 31, 2008, with respect to Van Kampen U.S. Mortgage Fund (filed via EDGAR on February 27, 2009, Accession No. 0000950137-09-001347).

49.	Statement of Additional Information dated February 12, 2010 for AIM Counselor Series Trust with respect to Invesco Van Kampen American Franchise Fund, Invesco Van Kampen Core Equity Fund, Invesco Van Kampen Equity and Income Fund, Invesco Van Kampen Equity Premium Income Fund, Invesco Van Kampen Growth and Income Fund, Invesco Van Kampen Pennsylvania Tax Free Income Fund, and Invesco Van Kampen Small Cap Growth Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011754).

50.	Statement of Additional Information dated February 12, 2010 for AIM Sector Funds with respect to Invesco Van Kampen American Value Fund, Invesco Van Kampen Capital Growth Fund, Invesco Van Kampen Comstock Fund, Invesco Van Kampen Enterprise Fund, Invesco Van Kampen Mid Cap Growth Fund, Invesco Van Kampen Small Cap Value Fund, Invesco Van Kampen Technology Fund, Invesco Van Kampen Utility Fund, and Invesco Van Kampen Value Opportunities Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011825).

51.	Statement of Additional Information dated February 12, 2010 for AIM Investment Securities Funds with respect to Invesco Van Kampen Core Plus Fixed Income Fund, Invesco Van Kampen Corporate Bond Fund, Invesco Van Kampen Government Securities Fund, Invesco Van Kampen High Yield Fund, and Invesco Van Kampen

8

Limited Duration Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011752).

52.	Statement of Additional Information dated February 12, 2010 for AIM Growth Series with respect to Invesco Van Kampen Asset Allocation Conservative Fund, Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund, Invesco Van Kampen Harbor Fund, Invesco Van Kampen Leaders Fund, Invesco Van Kampen Real Estate Securities Fund, and Invesco Van Kampen U.S. Mortgage Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011749).

53.	Statement of Additional Information dated February 12, 2010 for AIM Investment Funds with respect to Invesco Van Kampen Emerging Markets Fund, Invesco Van Kampen Global Bond Fund, Invesco Van Kampen Global Equity Allocation Fund, Invesco Van Kampen Global Franchise Fund, Invesco Van Kampen Global Tactical Asset Allocation Fund, Invesco Van Kampen International Advantage Fund, and Invesco Van Kampen International Growth Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011757).

54.	Statement of Additional Information dated February 12, 2010 for AIM Tax-Exempt Funds with respect to Invesco Van Kampen California Insured Tax Free Fund, Invesco Van Kampen High Yield Municipal Fund, Invesco Van Kampen Insured Tax Free Income Fund, Invesco Van Kampen Intermediate Term Municipal Income Fund, Invesco Van Kampen Municipal Income Fund, and Invesco Van Kampen New York Tax Free Income Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011750).

Remainder of page intentionally left blank

9

Part B
STATEMENT OF ADDITIONAL INFORMATION
February 16, 2010
Registration Statement on Form N-14 Filed by:

AIM Investment Funds	AIM Investment Securities Funds
AIM Counselor Series Trust	AIM Sector Funds
AIM Growth Series	AIM Tax-Exempt Funds
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 959-4246
Relating to the May 11, 2010 Joint Special Meeting of
Shareholders of the Following Morgan Stanley Funds:

Morgan Stanley Alternative Opportunities Fund	Large Cap Relative Value Portfolio
Morgan Stanley Balanced Fund	Morgan Stanley Mid-Cap Value Fund
Morgan Stanley California Tax-Free Income Fund	Municipal Portfolio
Morgan Stanley Commodities Alpha Fund	Morgan Stanley New York Tax-Free Income Fund
Morgan Stanley Convertible Securities Trust	Morgan Stanley Pacific Growth Fund Inc.
Morgan Stanley Dividend Growth Securities Inc.	Morgan Stanley S&P 500 Index Fund
Morgan Stanley Equally-Weighted S&P 500 Fund	Morgan Stanley Small-Mid Special Value Fund
Morgan Stanley Fundamental Value Fund	Morgan Stanley Special Value Fund
The FX Alpha Plus Strategy Portfolio	Morgan Stanley Tax-Exempt Securities Trust
The FX Alpha Strategy Portfolio	Morgan Stanley Technology Fund
Morgan Stanley Global Advantage Fund	U.S. Mid Cap Value Portfolio
Morgan Stanley Global Dividend Growth Securities	U.S. Small Cap Value Portfolio
Morgan Stanley Health Sciences Trust	U.S. Small/Mid Cap Value Portfolio
Morgan Stanley High Yield Securities Inc.	Morgan Stanley Value Fund
International Growth Equity Portfolio	Value Portfolio
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated February 16, 2010 (the “Proxy Statement/Prospectus”) relating specifically to the Joint Special Meeting of Shareholders of each of the above-listed mutual funds be held on May 11, 2010. Copies of each Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invescoaim.com.

Page
General Information	3
Incorporation by Reference	3

2

General Information
This Statement of Additional Information relates to the acquisition of all of the assets of each Morgan Stanley Fund listed below by the corresponding Invesco Fund listed below. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.

Morgan Stanley Funds	Invesco Funds
Morgan Stanley Alternative Opportunities Fund	Invesco Alternative Opportunities Fund
Morgan Stanley Balanced Fund	Invesco Balanced Fund
Morgan Stanley California Tax-Free Income Fund	Invesco California Tax-Free Income Fund
Morgan Stanley Commodities Alpha Fund	Invesco Commodities Strategy Fund
Morgan Stanley Convertible Securities Trust	Invesco Convertible Securities Fund
Morgan Stanley Dividend Growth Securities Inc.	Invesco Dividend Growth Securities Fund
Morgan Stanley Equally-Weighted S&P 500 Fund	Invesco Equally-Weighted S&P 500 Fund
Morgan Stanley Fundamental Value Fund	Invesco Fundamental Value Fund
The FX Alpha Plus Strategy Portfolio	Invesco FX Alpha Plus Strategy Fund
The FX Alpha Strategy Portfolio	Invesco FX Alpha Strategy Fund
Morgan Stanley Global Advantage Fund	Invesco Global Advantage Fund
Morgan Stanley Global Dividend Growth Securities	Invesco Global Dividend Growth Securities Fund
Morgan Stanley Health Sciences Trust	Invesco Health Sciences Fund
Morgan Stanley High Yield Securities Inc.	Invesco High Yield Securities Fund
International Growth Equity Portfolio	Invesco International Growth Equity Fund
Large Cap Relative Value Portfolio	Invesco Large Cap Relative Value Fund
Morgan Stanley Mid-Cap Value Fund	Invesco Mid-Cap Value Fund
Municipal Portfolio	Invesco Municipal Fund
Morgan Stanley New York Tax-Free Income Fund	Invesco New York Tax-Free Income Fund
Morgan Stanley Pacific Growth Fund Inc.	Invesco Pacific Growth Fund
Morgan Stanley S&P 500 Index Fund	Invesco S&P 500 Index Fund
Morgan Stanley Small-Mid Special Value Fund	Invesco Small-Mid Special Value Fund
Morgan Stanley Special Value Fund	Invesco Special Value Fund
Morgan Stanley Tax-Exempt Securities Trust	Invesco Tax-Exempt Securities Fund
Morgan Stanley Technology Fund	Invesco Technology Sector Fund
U.S. Mid Cap Value Portfolio	Invesco U.S. Mid Cap Value Fund
U.S. Small Cap Value Portfolio	Invesco U.S. Small Cap Value Fund
U.S. Small/Mid Cap Value Portfolio	Invesco U.S. Small/Mid Cap Value Fund
Morgan Stanley Value Fund	Invesco Value Fund
Value Portfolio	Invesco Value II Fund
Incorporation of Documents by Reference into the Statement of Additional Information
Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. For the same reason, no pro forma financial statements are included in this Statement of Additional Information. This Statement of Additional Information incorporates by reference the following documents, which have each been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

3

1.	Statement of Additional Information dated November 30, 2009, for Morgan Stanley Series Funds with respect to Morgan Stanley Alternative Opportunities Fund (filed via EDGAR on November 30, 2009, Accession No. 0000950123-09-066955).

2.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Series Funds Annual Report to Shareholders for the fiscal year ended July 31, 2009, with respect to Morgan Stanley Alternative Opportunities Fund (filed via EDGAR on October 8, 2009, Accession No. 0000950123-09-049205).

3.	Statement of Additional Information dated November 30, 2009, for Morgan Stanley Series Funds with respect to Morgan Stanley Commodities Alpha Fund (filed via EDGAR on December 4, 2009, Accession No. 0000950123-09-068600).

4.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Series Funds Annual Report to Shareholders for the fiscal year ended July 31, 2009, with respect to Morgan Stanley Commodities Alpha Fund (filed via EDGAR on October 8, 2009, Accession No. 0000950123-09-049206).

5.	Statement of Additional Information dated May 29, 2009, for Morgan Stanley Balanced Fund (filed via EDGAR on May 28, 2009, Accession No. 0000950123-09-009636).

6.	The unaudited financial statements included in the Morgan Stanley Balanced Fund Semi-Annual Report to Shareholders for the fiscal period ended July 31, 2009 (filed via EDGAR on October 8, 2009, Accession No. 0000950123-09-049186).

7.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Balanced Fund Annual Report to Shareholders for the fiscal year ended January 31, 2009 (filed via EDGAR on April 9, 2009, Accession No. 0000950123-09-006357).

8.	Statement of Additional Information dated April 30, 2009, for Morgan Stanley California Tax-Free Income Fund (filed via EDGAR on April 28, 2009, Accession No. 0001104659-09-026671).

9.	The unaudited financial statements included in the Morgan Stanley California Tax-Free Income Fund Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009 (filed via EDGAR on September 8, 2009, Accession No. 0000950123-09-041613).

10.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley California Tax-Free Income Fund Annual Report to Shareholders for the fiscal year ended December 31, 2008 (filed via EDGAR on March 10, 2009, Accession No. 0001104659-09-016114).

11.	Statement of Additional Information dated January 29, 2010, for Morgan Stanley Convertible Securities Trust (filed via EDGAR on November 23, 2009, Accession No. 0001104659-09-066512).

4

12.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Convertible Securities Trust Annual Report to Shareholders for the fiscal year ended September 30, 2009 (filed via EDGAR on December 9, 2009, Accession No. 0001104659-09-069136).

13.	Statement of Additional Information dated June 30, 2009, for Morgan Stanley Dividend Growth Securities Inc. (filed via EDGAR on June 30, 2009, Accession No. 0000950123-09-019125).

14.	The unaudited financial statements included in the Morgan Stanley Dividend Growth Securities Inc. Semi-Annual Report to Shareholders for the fiscal period ended August 31, 2009 (filed via EDGAR on November 9, 2009, Accession No. 0000950123-09-059976).

15.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Dividend Growth Securities Inc. Annual Report to Shareholders for the fiscal year ended February 28, 2009 (filed via EDGAR on May 7, 2009, Accession No. 0000950123-09-008293).

16.	Statement of Additional Information dated October 30, 2009, for Morgan Stanley Equally-Weighted S&P 500 Fund (filed via EDGAR on October 28, 2009, Accession No. 0001104659-09-060831).

17.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Equally-Weighted S&P 500 Fund Annual Report to Shareholders for the fiscal year ended June 30, 2009 (filed via EDGAR on September 8, 2009, Accession No. 0001104659-09-053675).

18.	Statement of Additional Information dated January 29, 2010, for Morgan Stanley Fundamental Value Fund (filed via EDGAR on November 23, 2009, Accession No. 0000950123-09-065113).

19.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Fundamental Value Fund Annual Report to Shareholders for the fiscal year ended September 30, 2009 (filed via EDGAR on December 9, 2009, Accession No. 0000950123-09-069478).

20.	Statement of Additional Information dated February 27, 2009, for Morgan Stanley FX Series Funds with respect to The FX Alpha Strategy Portfolio and The FX Alpha Plus Strategy Portfolio (filed via EDGAR on March 4, 2009, Accession No. 0000950123-09-003982).

21.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley FX Series Funds Annual Report to Shareholders for the fiscal year ended October 31, 2009, with respect to The FX Alpha Strategy Portfolio and The FX Alpha Plus Strategy Portfolio (filed via EDGAR on January 28, 2010, Accession No. 0001104659-10-003686).

5

22.	Statement of Additional Information dated September 30, 2009, for Morgan Stanley Global Advantage Fund (filed via EDGAR on October 1, 2009, Accession No. 0001104659-09-057301).

23.	The unaudited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Global Advantage Fund Semi-Annual Report to Shareholders for the fiscal year ended November 30, 2009 (filed via EDGAR on February 5, 2010, Accession No. 0001104659-10-005193).

24.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Global Advantage Fund Annual Report to Shareholders for the fiscal year ended May 31, 2009 (filed via EDGAR on August 7, 2009, Accession No. 0001104659-09-048091).

25.	Statement of Additional Information dated July 31, 2009, for Morgan Stanley Global Dividend Growth Securities (filed via EDGAR on July 30, 2009, Accession No. 0001104659-09-046051).

26.	The unaudited financial statements included in the Morgan Stanley Global Dividend Growth Securities Semi-Annual Report to Shareholders for the fiscal period ended September 30, 2009 (filed via EDGAR on December 9, 2009, Accession No. 0001104659-09-069135).

27.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Global Dividend Growth Securities Annual Report to Shareholders for the fiscal year ended March 31, 2009 (filed via EDGAR on June 9, 2009, Accession No. 0001104659-09-037392).

28.	Statement of Additional Information dated November 30, 2009, for Morgan Stanley Health Sciences Trust (filed via EDGAR on November 24, 2009, Accession No. 0000950123-09-065591).

29.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Health Sciences Trust Annual Report to Shareholders for the fiscal year ended July 31, 2009 (filed via EDGAR on October 8, 2009, Accession No. 0000950123-09-049189).

30.	Statement of Additional Information dated December 31, 2009, for Morgan Stanley High Yield Securities Inc. (filed via EDGAR on December 22, 2009, Accession No. 0001104659-09-071083).

31.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley High Yield Securities Inc. Annual Report to Shareholders for the fiscal year ended August 31, 2009 (filed via EDGAR on November 9, 2009, Accession No. 0001104659-09-063698).

32.	Statement of Additional Information dated May 1, 2009, for Morgan Stanley Institutional Fund, Inc. with respect to Large Cap Relative Value Portfolio, U.S. Small/Mid Cap Value

6

Portfolio, and International Growth Equity Portfolio (filed via EDGAR on April 28, 2009, Accession No. 0001104659-09-026859).

33.	The unaudited financial statements included in the Morgan Stanley Institutional Fund, Inc. Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009, with respect to Large Cap Relative Value Portfolio, U.S. Small/Mid Cap Value Portfolio, and International Growth Equity Portfolio (filed via EDGAR on September 4, 2009, Accession No. 0001104659-09-053376).

34.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Institutional Fund, Inc. Annual Report to Shareholders for the fiscal year ended December 31, 2008, with respect to Large Cap Relative Value Portfolio, U.S. Small/Mid Cap Value Portfolio, and International Growth Equity Portfolio (filed via EDGAR on March 10, 2009, Accession No. 0001104659-09-016173).

35.	Statement of Additional Information dated December 31, 2009, for Morgan Stanley Mid Cap Value Fund (filed via EDGAR on December 21, 2009 , Accession No. 0001104659-09-070861).

36.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Mid Cap Value Fund Annual Report to Shareholders for the fiscal year ended August 31, 2009 (filed via EDGAR on November 9, 2009, Accession No. 0001104659-09-063708).

37.	Statement of Additional Information dated April 30, 2009, for Morgan Stanley New York Tax-Free Income Fund (filed via EDGAR on April 27, 2009, Accession No. 0001104659-09-026431).

7

38.	The unaudited financial statements included in the Morgan Stanley New York Tax-Free Income Fund Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009 (filed via EDGAR on September 8, 2009, Accession No. 0000950123-09-041611).

39.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley New York Tax-Free Income Fund Annual Report to Shareholders for the fiscal year ended December 31, 2008 (filed via EDGAR on March 10, 2009, Accession No. 0001104659-09-016142).

40.	Statement of Additional Information dated February 27, 2009, for Morgan Stanley Pacific Growth Fund Inc. (filed via EDGAR on March 4, 2009, Accession No. 0001104659-09-014171).

41.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Pacific Growth Fund Inc. Annual Report to Shareholders for the fiscal year ended October 30, 2009 (filed via EDGAR on January 11, 2010, Accession No. 0001104659-10-001148).

42.	Statement of Additional Information dated December 31, 2009, for Morgan Stanley S&P 500 Index Fund (filed via EDGAR on December 21, 2009 Accession No. 0000950123-09-072379).

43.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley S&P 500 Index Fund Annual Report to Shareholders for the fiscal year ended August 31, 2009 (filed via EDGAR on November 19, 2009, Accession No. 0000950123-09-060605).

44.	Statement of Additional Information dated August 31, 2009, for Morgan Stanley Small-Mid Special Value Fund (filed via EDGAR on August 27, 2009, Accession No. 0000950123-09-038758).

45.	The unaudited financial statements included in the Morgan Stanley Small-Mid Special Value Fund Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2009 (filed via EDGAR on January 11, 2010, Accession No. 0000950123-10-001621).

46.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Small-Mid Special Value Fund Annual Report to Shareholders for the fiscal year ended April 30, 2009 (filed via EDGAR on July 9, 2009, Accession No. 0000950123-09-021171).

47.	Statement of Additional Information dated November 30, 2009, for Morgan Stanley Special Value Fund (filed via EDGAR on November 24, 2009, Accession No. 0000950123-09-065785).

48.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Special Value Fund Annual Report to Shareholders for the fiscal year ended July 31, 2009 (filed via EDGAR on October 8, 2009, Accession No. 0000950123-09-049207).

8

49.	Statement of Additional Information dated April 30, 2009, for Morgan Stanley Tax Exempt Securities Trust (filed via EDGAR on April 28, 2009, Accession No. 0000930413-09-002230).

50.	The unaudited financial statements included in the Morgan Stanley Tax Exempt Securities Trust Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2009 (filed via EDGAR on September 8, 2009, Accession No. 0000950123-09-041633).

51.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Tax Exempt Securities Trust Annual Report to Shareholders for the fiscal year ended December 31, 2008 (filed via EDGAR on March 10, 2009, Accession No. 0000950123-09-004385).

52.	Statement of Additional Information dated July 31, 2009, for Morgan Stanley Technology Fund (filed via EDGAR on July 30, 2009, Accession No. 0000950123-09-027813).

53.	The unaudited financial statements included in the Morgan Stanley Technology Fund Semi-Annual Report to Shareholders for the fiscal period ended September 30, 2009 (filed via EDGAR on December 9, 2009, Accession No. 0000950123-09-069477).

54.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Technology Fund Annual Report to Shareholders for the fiscal year ended March 31, 2009 (filed via EDGAR on June 9, 2009, Accession No. 0000950123-09-012528).

55.	Statement of Additional Information dated January 29, 2010, for Morgan Stanley Value Fund (filed via EDGAR on November 23, 2009, Accession No. 0000950123-09-065119).

56.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Value Fund Annual Report to Shareholders for the fiscal year ended September 30, 2009 (filed via EDGAR on December 9, 2009, Accession No. 0000950123-09-069480).

57.	Statement of Additional Information dated January 29, 2010, for Morgan Stanley Institutional Fund Trust with respect to Municipal Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, and Value Portfolio (filed via EDGAR on November 25, 2009, Accession No. 0000930413-09-006005).

58.	The audited financial statements and related report of the independent public accounting firm included in the Morgan Stanley Institutional Fund Trust Annual Report to Shareholders for the fiscal year ended September 30, 2009, with respect to Municipal Portfolio, U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio, and Value Portfolio (filed via EDGAR on December 7, 2009 , Accession No. 0001104659-09-068744).

59.	Supplement dated March 18, 2009 to the Statement of Additional Information of Morgan Stanley FX Alpha Plus Strategy Portfolio, dated February 27, 2009, Morgan Stanley FX Alpha Strategy Portfolio, dated February 27, 2009, and Morgan Stanley Pacific Growth Fund Inc., dated February 27, 2009 (filed via EDGAR on March 18, 2009, SEC Accession No. 0001104659-09-018460).

9

60.	Statement of Additional Information dated February 12, 2010, for AIM Investment Funds with respect to Invesco Alternative Opportunities Fund, Invesco Commodities Strategy Fund, Invesco FX Alpha Plus Strategy Fund, Invesco FX Alpha Strategy Fund, Invesco Global Advantage Fund, Invesco Global Dividend Growth Securities Fund, Invesco Health Sciences Fund, Invesco International Growth Equity Fund, and Invesco Pacific Growth Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011757).

61.	Statement of Additional Information dated February 12, 2010, for AIM Investment Securities Funds with respect to Invesco High Yield Securities Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011752).

62.	Statement of Additional Information dated February 12, 2010, for AIM Counselor Series Trust with respect to Invesco Balanced Fund, Invesco California Tax-Free Income Fund, Invesco Dividend Growth Securities Fund, Invesco Equally-Weighted S&P 500 Fund, Invesco Fundamental Value Fund, Invesco Large Cap Relative Value Fund, Invesco New York Tax-Free Income Fund, and Invesco S&P 500 Index Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011754).

63.	Statement of Additional Information dated February 12, 2010, for AIM Sector Funds with respect to Invesco Mid-Cap Value Fund, Invesco Small-Mid Special Value Fund, Invesco Special Value Fund, Invesco Technology Sector Fund, Invesco U.S. Mid Cap Value Fund, Invesco U.S. Small Cap Value Fund, Invesco U.S. Small/Mid Cap Value Fund, Invesco Value Fund, and Invesco Value II Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011825).

64.	Statement of Additional Information dated February 12, 2010, for AIM Growth Series with respect to Invesco Convertible Securities Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011749).

65.	Statement of Additional Information dated February 12, 2010, for AIM Tax-Exempt Funds with respect to Invesco Municipal Fund and Invesco Tax-Exempt Securities Fund (filed via EDGAR on February 12, 2010, Accession No. 0000950123-10-011750).

Remainder of page intentionally left blank

10

PART C
OTHER INFORMATION
Item 15. Indemnification
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Amended and Restated Agreement and Declaration of Trust dated September 14, 2005, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

C-1

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss, suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issue.
Item 16.        Exhibits

(1)(a)	-	(1) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 31 on Form N-1A, filed on October 20, 2005.

	-	(2) Amendment No. 1, dated May 24, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 32 on Form N-1A, filed on September 14, 2006.

	-	(3) Amendment No. 2, dated July 5, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 32 on Form N-1A, filed on September 14, 2006.

	-	(4) Amendment No. 3, dated July 12, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 32 on Form N-1A, filed on September 14, 2006.

	-	(5) Amendment No. 4, dated April 30, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(6) Amendment No. 5, dated May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

C-2

	-	(7) Amendment No. 6, dated June 19, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(8) Amendment No. 7, dated October 28, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(9) Amendment No. 8, dated November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 40 on Form N-1A, filed on November 25, 2009.

	-	(10) Amendment No. 9, dated December 2, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 41 on Form N-1A, filed on December 11, 2009.

	-	(11) Form of Amendment No. [ ], dated [ ], to Amended and Restated Agreement and Declaration of Trust of Registrant incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(2)(a)	-	(1) Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005 incorporated herein by reference to Registrant’s PEA No. 31 on Form N-1A, filed on October 20, 2005.

	-	(2) Amendment No. 1, dated August 1, 2006, to Amended and Restated Bylaws of Registrant incorporated herein by reference to Registrant’s PEA No. 32 on Form N-1A, filed on September 14, 2006.

	-	(3) Amendment No. 2, dated March 23, 2007, to Amended and Restated Bylaws of Registrant incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(4) Amendment No. 3, dated January 1, 2008, to Amended and Restated Bylaws of Registrant incorporated herein by reference to Registrant’s PEA No. 35 on Form N-1A, filed on February 20, 2008.

(3)	-	Voting Trust Agreements — None.

(4)	-	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, is attached to the Joint Proxy Statement Prospectus contained in this Registration Statement.

(5)	-	Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

(6)(a)	-	(1) Master Investment Advisory Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 14 on Form N-1A, filed on November 15, 2000.

	-	(2) Amendment No. 1, dated December 28, 2001, to the Master Investment Advisory Agreement incorporated herein by reference to Registrant’s PEA No. 17 on Form N-1A, filed on December 21, 2001.

	-	(3) Amendment No. 2, dated August 29, 2002, to the Master Investment

C-3

Advisory Agreement incorporated herein by reference to Registrant’s PEA No. 22 on Form N-1A, filed on July 7, 2003.

	-	(4) Amendment No. 3, dated June 23, 2003, to the Master Investment Advisory Agreement incorporated herein by reference to Registrant’s PEA No. 22 on Form N-1A, filed on July 7, 2003.

	-	(5) Amendment No. 4, dated October 29, 2003, to the Master Investment Advisory Agreement incorporated herein by reference to Registrant’s PEA No. 25 on Form N-1A, filed on March 1, 2004.

	-	(6) Amendment No. 5, dated July 1, 2004, to the Master Investment Advisory Agreement incorporated herein by reference to Registrant’s PEA No. 27 on Form N-1A, filed on November 19, 2004.

	-	(7) Amendment No. 6, dated April 29, 2005, to the Master Investment Advisory Agreement incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on August 24, 2005.

	-	(8) Amendment No. 7, dated July 1, 2007, to the Master Investment Advisory Agreement incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(9) Amendment No. 8, dated April 30, 2008, to the Master Investment Advisory Agreement incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(10) Amendment No. 9, dated March 4, 2009, to the Master Investment Advisory Agreement incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(11) Amendment No. 10, dated January 1, 2010, to the Master Investment Advisory Agreement incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

	-	(12) Form of Amendment No. [ ], dated [ ], to the Master Investment Advisory Agreement incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(b)	-	(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008, between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(2) Amendment No. 1, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd

C-4

incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

	-	(3) Form of Amendment No. [ ], dated [ ]. to Master Intergroup Sub-Advisory Contract for Mutual Funds between Invesco Advisers, Inc., successor by merger to Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(c)	-	Form of Temporary Sub-Advisory Agreement between Invesco Advisers, Inc. and Morgan Stanley Investment Management and affiliates incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

7 (a)	-	(1) First Restated Master Distribution Agreement, dated August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on November 16, 2006.

	-	(2) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(3) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(4) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(5) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(6) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(7) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(8) Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated

C-5

herein by reference to Registrant’s PEA No. 35 on Form N-1A, filed on February 20, 2008.

-	(9) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

-	(10) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

-	(11) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

-	(12) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

-	(13) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on November 18, 2008.

-	(14) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

-	(15) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

-	(16) Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

-	(17) Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

-	(18) Amendment No. 17, dated November 4, 2009, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

-	(19) Amendment No. 18, dated February 1, 2010, to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5

C-6

shares), incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

	-	(19) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Agreement (all classes of shares except Class B and Class B5 shares), incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(b)	-	(1) First Restated Master Distribution Agreement, dated August 18, 2003, as subsequently amended, and as restated September 20, 2006, between Registrant (Class B shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on November 16, 2006.

	-	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Agreement (Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Agreement (Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Agreement (Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Agreement (Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Agreement (Class B shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Agreement (Class B shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Agreement (Class B shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Agreement (Class B shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Agreement (Class B shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(11) Amendment No. 10, dated November 4, 2009, to the First Restated Master Distribution Agreement (Class B shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(12) Form of Amendment No. [ ], dated [ ], to the First Restated Master Distribution Agreement (Class B and Class B5 shares), incorporated herein by

C-7

reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(c)	-	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(d)	-	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(8)(a)	-	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated January 1, 2008 incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(b)	-	Form of AIM Funds Trustee Deferred Compensation Agreement, as amended January 1, 2008 incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(9)(a)	-	(1) Master Custodian Contract, dated May 1, 2000, between Registrant (on behalf of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company incorporated herein by reference to Registrant’s PEA No. 14 on Form N-1A, filed on November 15, 2000.

	-	(2) Amendment, dated May 1, 2000, to Master Custodian Contract between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company incorporated herein by reference to Registrant’s PEA No. 14 on Form N-1A, filed on November 15, 2000.

	-	(3) Amendment, dated June 29, 2001, to the Master Custodian Contract between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company incorporated herein by reference to Registrant’s PEA No. 16 on Form N-1A, filed on November 8, 2001.

	-	(4) Amendment dated April 2, 2002, to the Master Custodian Contract between Registrant (on behalf of AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company incorporated herein by reference to Registrant’s PEA No. 19 on Form N-1A, filed on June 13, 2002.

	-	(5) Amendment, dated September 8, 2004, to the Master Custodian Contract between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company incorporated herein by reference to Registrant’s PEA No. 27 on Form N-1A, filed on November 19, 2004.

	-	(6) Amendment, dated February 8, 2006, to the Master Custodian Contract between Registrant (on behalf of its AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond

C-8

Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company incorporated herein by reference to Registrant’s PEA No. 32 on Form N-1A, filed on September 14, 2006.

	-	(7) Amendment, dated January 31, 2007, to the Master Custodian Contract between Registrant (on behalf of AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund) and State Street Bank and Trust Company incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

(b)	-	(1) Second Amended and Restated Custody Agreement, dated June 16, 1987, between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York, incorporated herein by reference to Registrant’s PEA No. 7 on Form N-1A, filed on November 21, 1996.

	-	(2) Amendment, dated May 17, 1993, to Second Amended and Restated Custody Agreement, dated June 16, 1987, between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York, incorporated herein by reference to Registrant’s PEA No. 7 on Form N-1A, filed on November 21, 1996.

	-	(3) Assignment and Acceptance of Assignment of Custody Agreement, dated October 15, 1993, between Registrant (on behalf of its Limited Maturity Treasury Portfolio) and Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio), incorporated herein by reference to Registrant’s PEA No. 7 on Form N-1A, filed on November 21, 1996.

	-	(4) Letter Agreement, dated June 1, 2000, between Registrant (on behalf of its AIM Municipal Bond Fund) and The Bank of New York, incorporated herein by reference to Registrant’s PEA No. 14 on Form N-1A, filed on November 15, 2000.

	-	(5) Letter Agreement, dated August 30, 2000, between Registrant (on behalf of its AIM Money Market Fund) and The Bank of New York, incorporated herein by reference to Registrant’s PEA No. 14 on Form N-1A, filed on November 15, 2000.

	-	(6) Amendment No. 2, dated May 31, 2005, to the Second Amended and Restated Custody Agreement between Registrant and the Bank of New York incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

(c)	-	Foreign Assets Delegation Agreement, dated November 6, 2006, between A I M Advisors, Inc. and Registrant incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

(10)(a)	-	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares) incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on November 16, 2006.

	-	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s

C-9

PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(b)	-	(1) Amended and Restated Master Distribution Plan, effective August 18, 2003, between Registrant (AIM Cash Reserve Shares) and A I M Distributors, Inc incorporated herein by reference to Registrant’s PEA No. 24 on Form N-1A, filed on October 28, 2003.

	-	(2) Amendment No. 1, dated July 1, 2009, to the Amended and Restated Master Distribution Plan, effective August 18, 2003, between Registrant (AIM Cash Reserve Shares) and A I M Distributors, Inc incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(c)	-	(1) Amended and Restated Master Distribution Plan, effective August 18, 2003, between Registrant (Class A3 shares) and A I M Distributors, Inc incorporated herein by reference to Registrant’s PEA No. 24 on Form N-1A, filed on October 28, 2003.

C-10

	-	(2) Amendment No. 1, dated July 1, 2005, to the Amended and Restated Master Distribution Plan (Class A3 shares) incorporated herein by reference to Registrant’s PEA No. 32 on Form N-1A, filed on September 14, 2006.

(d)	-	(1) First Restated Master Distribution Plan, effective August 18, 2003, as subsequently amended, and as restated September 20, 2006 by and between Registrant (Class B shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on November 16, 2006.

	-	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan (Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan (Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan (Class B shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class B share) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class B share) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class B share) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class B share) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(10) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan (Class B share) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class B share) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class B share) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

C-11

(e)	-	(1) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares) incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on November 16, 2006.

	-	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(4) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(5) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(6) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(7) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(8) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(9) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(10) Amendment No. 9, dated June 6, 2009, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(11) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(12) Amendment No. 11, dated November 4, 2009, to the First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(f)	-	(1) First Restated Master Distribution Plan, effective August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class R shares) and A I M Distributors, Inc. incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on November 16, 2006.

	-	(2) Amendment No. 1, dated January 31, 2007, to the First Restated Master

C-12

Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(3) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(4) Amendment No. 3, dated April 30, 2008, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(5) Amendment No. 4 dated May 29, 2009, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(6) Amendment No. 5, dated June 2, 2009, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(7) Amendment No. 6, dated July 1, 2009, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

	-	(8) Amendment No. 7, dated November 4, 2009, to the First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(g)	-	(1) First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class shares) incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on November 16, 2006.

	-	(2) Amendment No. 1, dated April 30, 2008, to the First Restated Master Distribution Plan (Reimbursement) (Investor Class shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

(h)	-	Form of Master Distribution Plan (Class A, Class B, and Class C Shares)(Reimbursement) incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(i)	-	Form of Master Distribution Plan (Class R Shares)(Reimbursement) incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(j)	-	Form of Master Distribution Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement) incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(k)	-	Master Related Agreement to First Restated Master Distribution Plan (Class A shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

C-13

(l)	-	Master Related Agreement to Amended and Restated Master Distribution Plan (AIM Cash Reserve Shares) incorporated herein by reference to Registrant’s PEA No. 23 on Form N-1A, filed on August 28, 2003.

(m)	-	Master Related Agreement to Amended and Restated Master Distribution Plan (Class A3 shares) incorporated herein by reference to Registrant’s PEA No. 30 on Form N-1A, filed on August 24, 2005.

(n)	-	Master Related Agreement to First Restated Master Distribution Plan (Class C shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

(o)	-	Master Related Agreement to First Restated Master Distribution Plan (Class R shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

(p)	-	Master Related Agreement to First Restated Master Distribution Plan (Reimbursement) (Investor Class shares) incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

(q)	-	Form of Service Plan (Class R Shares)(Reimbursement) incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(r)	-	Form of Service Plan (Class A, Class A5, Class B, Class B5, Class C, Class C5, Class R and Class R5 Shares)(Reimbursement) incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(11)(a)	-	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, as to the legality of the securities being registered incorporated herein by reference to Registrant’s initial Registration Statement under Form N-14, filed on January 11, 2010.

(b)		Consent of Stradley Ronon Stevens & Young, LLP is filed herewith.

(12)	-	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders shall be filed by Post-Effective Amendment within a reasonable time after receipt of such opinion.

(13) (a)	-	(1) Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc incorporated herein by reference to Registrant’s PEA No. 32 on Form N-1A, filed on September 14, 2006.

	-	(2) Amendment No. 1, dated July 1, 2007, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc incorporated herein by reference to Registrant’s PEA No. 34 on Form N-1A, filed on November 14, 2007.

	-	(3) Amendment No. 2, dated October 3, 2008, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc. (formerly AIM Investment

C-14

Services, Inc.) incorporated herein by reference to Registrant’s PEA No. 38 on Form N-1A, filed on November 18, 2008.

	-	(4) Amendment No. 3, dated July 1, 2009, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc. (formerly AIM Investment Services, Inc.) incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(b)	-	(1) Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and A I M Advisors, Inc incorporated herein by reference to Registrant’s PEA No. 32 on Form N-1A, filed on September 14, 2006.

	-	(2) Amendment No. 1, dated April 30, 2008, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc incorporated herein by reference to Registrant’s PEA No. 37 on Form N-1A, filed on September 22, 2008.

	-	(3) Amendment No. 2, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

	-	(4) Form of Amendment No.[ ], dated [ ], to the Second Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(c)	-	Fourth Amended and Restated Memorandum of Agreement, dated May 29, 2009, regarding securities lending, between Registrant, with respect to all Funds, and Invesco Aim Advisors, Inc incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(d)	-	Memorandum of Agreement, regarding expense limitations, dated as of July 4, 2009, between Registrant (on behalf of AIM Core Bond Fund and AIM Short Term Bond Fund) and Invesco Aim Advisors, Inc incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(e)	-	Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fee waivers, dated July 1, 2009, between Registrant and Invesco Aim Advisors, Inc incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

(f)	-	Memorandum of Agreement, regarding 12b-1 fee waivers, dated July 1, 2009, between Registrant (on behalf of AIM Short Term Bond Fund) and Invesco Aim Distributors, Inc., incorporated herein by reference to Registrant’s PEA No. 39 on Form N-1A, filed on November 19, 2009.

C-15

(g)	-	Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and AIM Advisors, Inc., incorporated herein by reference to Registrant’s PEA No. 33 on Form N-1A, filed on November 16, 2006.

(h)	-	(1) Sixteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective February 1, 2010 incorporated herein by reference to Registrant’s PEA No. 44 on Form N-1A, filed on February 12, 2010.

(14)(a)	-	Consent of Ernst & Young LLP is filed herewith.

(b)	-	Consent of Deloitte & Touche LLP is filed herewith.

(15)	-	Omitted Financial Statements — None.

(16)(a)	-	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor incorporated herein by reference to the Initial Registration Statement on Form N-1A, filed on January 11, 2010.

(b)	-	Power of Attorney for Mr. Frischling incorporated herein by reference to the Initial Registration Statement on Form N-1A, filed on January 11, 2010.

Item 17.          Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the proxy statement/prospectus by Post-Effective Amendment within a reasonable time after receipt of such opinion.

C-16

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas on the 16th day of February, 2010.

Registrant:	AIM INVESTMENT SECURITIES FUNDS

By:	/s/ Philip A. Taylor Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	February 16, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	February 16, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	February 16, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	February 16, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	February 16, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	February 16, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	February 16, 2010

	SIGNATURES	TITLE	DATE

	/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	February 16, 2010

	/s/ Carl Frischling* (Carl Frischling)	Trustee	February 16, 2010

	/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	February 16, 2010

	/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	February 16, 2010

	/s/ Larry Soll* (Larry Soll)	Trustee	February 16, 2010

	/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	February 16, 2010

	/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	February 16, 2010

*By	/s/ Philip A. Taylor Philip A. Taylor Attorney-in-Fact		February 16, 2010

*	Philip A. Taylor, pursuant to powers of attorney dated December 23 and 28, 2009, filed in Registrant’s Initial Registration Statement on Form N-14 on January 11, 2010.

INDEX

Exhibit
Number	Description

11(b)	Consent of Stradley Ronon Stevens & Young, LLP

14(a)	Consent of Ernst & Young LLP

14(b)	Consent of Deloitte & Touche LLP